UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2015

This report on Form N-CSR relates solely to the Registrant's Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Contents Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Contents Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 - Class A, Class T, Class B and Class C

Fidelity Advisor Freedom Funds -
2055 and 2060 -

Class A, Class T and Class C

Annual Report

March 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Freedom® Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2060 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Advisor Freedom® Income Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	-2.31%	3.22%	3.53%
Class T (incl. 3.50% sales charge)	-0.23%	3.45%	3.51%
Class B (incl. contingent deferred sales charge) A	-1.97%	3.34%	3.59%
Class C (incl. contingent deferred sales charge) B	1.92%	3.67%	3.37%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income Fund - Class A on March 31, 2005, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

16,500
16,000
15,000
14,000
13,000
12,000
11,000
10,000
$9,000
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
'15
Period Ending Values
$14,153 Fidelity Advisor Freedom Income Fund - Class A
$16,174 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2005 Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	-1.41%	4.64%	4.07%
Class T (incl. 3.50% sales charge)	0.68%	4.87%	4.05%
Class B (incl. contingent deferred sales charge) A	-1.23%	4.76%	4.14%
Class C (incl. contingent deferred sales charge) B	2.74%	5.08%	3.89%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2005 Fund - Class A on March 31, 2005, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

16,500
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$7,900
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
'15
Period Ending Values
$14,898 Fidelity Advisor Freedom 2005 Fund – Class A
$16,174 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2010 Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	-0.96%	5.73%	4.62%
Class T (incl. 3.50% sales charge)	1.15%	5.96%	4.61%
Class B (incl. contingent deferred sales charge) A	-0.64%	5.86%	4.70%
Class C (incl. contingent deferred sales charge) B	3.35%	6.17%	4.46%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 Fund - Class A on March 31, 2005, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

16,500
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$7,800
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
'15
Period Ending Values
$15,715 Fidelity Advisor Freedom 2010 Fund - Class A
$16,174 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2015 Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	-0.56%	6.00%	4.87%
Class T (incl. 3.50% sales charge)	1.57%	6.25%	4.85%
Class B (incl. contingent deferred sales charge) A	-0.21%	6.14%	4.94%
Class C (incl. contingent deferred sales charge) B	3.77%	6.47%	4.70%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2015 Fund - Class A on March 31, 2005, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

22,000
20,000
17,500
15,000
12,500
10,000
8,000
$6,700
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
'15
Period Ending Values
$16,092 Fidelity Advisor Freedom 2015 Fund - Class A
$21,610 S&P 500® Index

Annual Report

Fidelity Advisor Freedom 2020 Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	-0.26%	6.48%	4.84%
Class T (incl. 3.50% sales charge)	1.87%	6.72%	4.82%
Class B (incl. contingent deferred sales charge) A	0.07%	6.62%	4.90%
Class C (incl. contingent deferred sales charge) B	4.08%	6.95%	4.67%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 Fund - Class A on March 31, 2005, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

22,000
20,000
17,500
15,000
12,500
10,000
8,000
$6,700
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
'15
Period Ending Values
$16,037 Fidelity Advisor Freedom 2020 Fund - Class A
$21,610 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2025 Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	0.15%	7.30%	5.20%
Class T (incl. 3.50% sales charge)	2.29%	7.54%	5.19%
Class B (incl. contingent deferred sales charge) A	0.45%	7.45%	5.27%
Class C (incl. contingent deferred sales charge) B	4.43%	7.75%	5.04%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2025 Fund - Class A on March 31, 2005, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

22,000
20,000
17,500
15,000
12,500
10,000
8,000
$6,700
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
'15
Period Ending Values
$16,609 Fidelity Advisor Freedom 2025 Fund - Class A
$21,610 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2030 Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	0.41%	7.59%	5.07%
Class T (incl. 3.50% sales charge)	2.65%	7.85%	5.06%
Class B (incl. contingent deferred sales charge) A	0.82%	7.77%	5.14%
Class C (incl. contingent deferred sales charge) B	4.76%	8.06%	4.90%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 Fund - Class A on March 31, 2005, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

22,000
20,000
17,500
15,000
12,500
10,000
9,000
8,000
7,000
$6,600
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
'15
Period Ending Values
$16,396 Fidelity Advisor Freedom 2030 Fund - Class A
$21,610 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2035 Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	0.67%	8.06%	5.26%
Class T (incl. 3.50% sales charge)	2.79%	8.29%	5.24%
Class B (incl. contingent deferred sales charge) A	1.01%	8.25%	5.33%
Class C (incl. contingent deferred sales charge) B	5.01%	8.53%	5.09%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2035 Fund - Class A on March 31, 2005, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

22,000
20,000
17,500
15,000
12,500
10,000
9,000
8,000
7,000
$6,500
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
'15

Period Ending Values

$16,689 Fidelity Advisor Freedom 2035 Fund - Class A

$21,610 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2040 Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	0.62%	8.13%	5.23%
Class T (incl. 3.50% sales charge)	2.78%	8.36%	5.21%
Class B (incl. contingent deferred sales charge) A	0.97%	8.30%	5.30%
Class C (incl. contingent deferred sales charge) B	5.01%	8.60%	5.07%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 Fund - Class A on March 31, 2005, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

22,000
20,000
17,500
15,000
12,500
10,000
9,000
8,000
7,000
$6,400
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
'15
Period Ending Values
$16,642 Fidelity Advisor Freedom 2040 Fund - Class A
$21,610 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2045 Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	0.66%	8.26%	4.30%
Class T (incl. 3.50% sales charge)	2.77%	8.50%	4.32%
Class B (incl. contingent deferred sales charge) B	1.10%	8.45%	4.39%
Class C (incl. contingent deferred sales charge) C	4.97%	8.74%	4.23%

A From June 1, 2006.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2045 Fund - Class A on June 1, 2006, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

20,000
17,500
15,000
12,500
10,000
9,000
8,000
7,000
6,000
$5,500
2006
2007
2008
2009
2010
2011
2012
2013
2014
'15
Period Ending Values
$14,503 Fidelity Advisor Freedom 2045 Fund - Class A
$19,412 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2050 Fund - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	0.64%	8.27%	4.17%
Class T (incl. 3.50% sales charge)	2.81%	8.51%	4.20%
Class B (incl. contingent deferred sales charge) B	1.07%	8.46%	4.27%
Class C (incl. contingent deferred sales charge) C	5.02%	8.76%	4.12%

A From June 1, 2006.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2050 Fund - Class A on June 1, 2006, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

20,000
17,500
15,000
12,500
10,000
9,000
8,000
7,000
6,000
$5,300
2006
2007
2008
2009
2010
2011
2012
2013
2014
'15

Period Ending Values

$14,345 Fidelity Advisor Freedom 2050 Fund - Class A

$19,412 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2055 Fund - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	0.70%	6.83%
Class T (incl. 3.50% sales charge)	2.82%	7.21%
Class C (incl. contingent deferred sales charge) B	5.01%	7.67%

A From June 1, 2011.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2055 Fund - Class A on June 1, 2011, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

17,500
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$7,800
2011
2012
2013
2014
'15
Period Ending Values
$12,884 Fidelity Advisor Freedom 2055 Fund - Class A
$17,080 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2060 Fund - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Advisor Freedom 2060 Fund's - Class A, Class T, and Class C cumulative total return and show you what would have happened if Class A, Class T, and Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2060 Fund - Class A on August 5, 2014, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

11,500
11,250
11,000
10,750
10,500
10,250
10,000
9,750
9,500
$9,400
2014
'15
Period Ending Values
$9,919 Fidelity Advisor Freedom 2060 Fund - Class A
$10,920 S&P 500 Index

-

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed slightly off recent all-time highs for the 12 months ending March 31, 2015, supported by the relative strength of the U.S. economy and dollar, as well as the appeal of stocks relative to bonds. The large-cap S&P 500® Index returned 12.73%. Growth stocks in the index handily outperformed value-oriented names; among sectors, all save energy notched a gain. The tech-heavy Nasdaq Composite Index® gained 18.12%, while the small-cap Russell 2000® Index advanced 8.21%, rallying after earlier weakness due to growth and valuation worries. International stocks, as measured by the MSCI ACWI (All Country World Index) ex USA Index, returned -0.88% amid recessionary pressure in parts of Asia, anemic economic growth in the eurozone and a rising U.S. dollar. Within the MSCI ACWI ex USA index, Europe (-4%) was hampered by late-period deflationary concerns and currency weakness. The U.K. (-5%) endured decelerating growth and a cooling housing market. Japan (+12%) fought encroaching recession by expanding its already-aggressive economic stimulus plan; Europe followed suit in January. Emerging markets (-1%) saw late-period outflows ahead of potential U.S. Federal Reserve tightening.

Turning to fixed income: U.S. taxable investment-grade bonds posted a positive return for the one-year period, despite a February price decline related to expectations of higher inflation and interest rates. For much of the period, investors in many parts of the world sought the perceived safe haven of U.S. bonds. The Barclays® U.S. Aggregate Bond Index rose 5.72%, well ahead of the negative return for international bonds, which struggled due to a surging U.S. dollar. Among sectors in the Barclays index, U.S. Treasuries rose roughly 5%, driven by this preference for conservative investments. Sentiment changed somewhat toward period end, however, when investors snapped up riskier assets amid a rally in higher-yielding bonds.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion: For the 12 months ending March 31, 2015, the share classes of each Advisor Freedom® Fund posted a positive absolute return (excluding sales charges) that was consistent with its investment goal. [Note: Advisor Freedom® 2060 Fund has not marked a full year's performance; however, the comments here apply generally to its life-of-fund period.] Longer-dated Funds delivered higher returns, as we would expect given their greater exposure to underlying equities, which rose overall this period. On a relative basis, the Funds modestly lagged their respective Composite indexes. (For specific Fund results, please refer to the performance section of this report.) Aggregate allocation decisions detracted from the Funds' relative results for the full year, but underlying manager decisions proved additive overall. Security selection in the U.S. equity asset class helped most; positioning in non-U.S. equities also contributed. Conversely, allocations to asset classes such as high-yield debt and commodities hurt. Among the Funds' U.S. equity investments, favorable picks in health care and information technology aided overall results. Outside the U.S., decisions within the energy sector helped; among countries, U.K. stock picks contributed notably. Lastly, active asset allocation was implemented effective August 1, 2014; this allows portfolio managers to make incremental shifts - within predefined risk parameters - to Fund allocations relative to the strategic glide path.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 1,023.00	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,022.70	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,020.30	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,019.50	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,025.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 1,029.00	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,027.80	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,025.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,024.80	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,030.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 1,032.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,030.90	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,028.30	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,028.10	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,033.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 1,035.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,034.40	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,030.80	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,031.40	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,036.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 1,037.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,036.20	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,032.70	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,033.30	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,038.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 1,040.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,038.20	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,035.50	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,035.80	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,040.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 1,041.60	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,041.30	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,038.30	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,037.80	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,043.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 1,043.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,041.70	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,039.20	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,039.20	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,045.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 1,042.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,041.80	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,038.50	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,039.30	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,044.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 1,043.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,041.70	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,039.60	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,039.40	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,044.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 1,042.50	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,041.60	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,039.50	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,039.40	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,045.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2055
Class A	.25%
Actual		$ 1,000.00	$ 1,043.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,041.80	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class C	1.00%
Actual		$ 1,000.00	$ 1,039.50	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,044.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2060
Class A	.25%
Actual		$ 1,000.00	$ 1,043.00	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.51%**
Actual		$ 1,000.00	$ 1,042.40	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.39	$ 2.57
Class C	1.02%**
Actual		$ 1,000.00	$ 1,040.40	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.14
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,044.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

** On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Annual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	1.6	1.5
Fidelity Advisor Series Equity-Income Fund	3.2	3.2
Fidelity Advisor Series Growth & Income Fund	2.2	2.2
Fidelity Advisor Series Growth Opportunities Fund	1.7	1.4
Fidelity Advisor Series Opportunistic Insights Fund	1.5	1.4
Fidelity Advisor Series Small Cap Fund	0.9	0.8
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2.2	2.1
Fidelity Series 100 Index Fund	1.0	0.9
Fidelity Series 1000 Value Index Fund	0.4	0.3
Fidelity Series All-Sector Equity Fund	2.1	2.1
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Real Estate Equity Fund	0.2	0.2
Fidelity Series Small Cap Opportunities Fund	1.1	1.0
	18.9	18.1
International Equity Funds
Fidelity Series Emerging Markets Fund	2.7	1.8
Fidelity Series International Growth Fund	2.0	2.0
Fidelity Series International Small Cap Fund	0.5	0.4
Fidelity Series International Value Fund	2.0	2.4
	7.2	6.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.3	3.6
Fidelity Series Inflation-Protected Bond Index Fund	3.5	3.0
Fidelity Series Investment Grade Bond Fund	41.5	39.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	49.9	47.7
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	7.2	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	16.8	15.4
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	12.2
	24.0	27.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	18.9%
International Equity Funds	7.2%
Bond Funds	49.9%
Short-Term Funds	24.0%

Six months ago
Domestic Equity Funds**	18.1%
International Equity Funds	6.6%
Bond Funds	47.7%
Short-Term Funds	27.6%

**Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom Income Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 18.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	403,284	$ 4,424,024
Fidelity Advisor Series Equity-Income Fund (c)	692,653	8,782,837
Fidelity Advisor Series Growth & Income Fund (c)	443,420	6,026,084
Fidelity Advisor Series Growth Opportunities Fund (c)	399,296	4,699,714
Fidelity Advisor Series Opportunistic Insights Fund (c)	260,914	4,065,046
Fidelity Advisor Series Small Cap Fund (c)	212,580	2,474,429
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	449,212	5,911,629
Fidelity Series 100 Index Fund (c)	198,423	2,637,039
Fidelity Series 1000 Value Index Fund (c)	87,043	974,884
Fidelity Series All-Sector Equity Fund (c)	411,485	5,826,625
Fidelity Series Commodity Strategy Fund (a)(c)	358,218	2,192,292
Fidelity Series Real Estate Equity Fund (c)	41,084	616,665
Fidelity Series Small Cap Opportunities Fund (c)	218,975	2,997,769
TOTAL DOMESTIC EQUITY FUNDS (Cost $43,031,066)		51,629,037
International Equity Funds - 7.2%

Fidelity Series Emerging Markets Fund (c)	432,999	7,360,983
Fidelity Series International Growth Fund (c)	385,659	5,549,631
Fidelity Series International Small Cap Fund (c)	78,714	1,249,186
Fidelity Series International Value Fund (c)	529,230	5,361,104
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,373,026)		19,520,904
Bond Funds - 49.9%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	172,916	$ 1,679,019
Fidelity Series Floating Rate High Income Fund (c)	138,437	1,358,066
Fidelity Series High Income Fund (c)	937,178	9,184,343
Fidelity Series Inflation-Protected Bond Index Fund (c)	977,923	9,534,745
Fidelity Series Investment Grade Bond Fund (c)	9,781,174	113,168,186
Fidelity Series Real Estate Income Fund (c)	116,613	1,318,889
TOTAL BOND FUNDS (Cost $131,505,687)		136,243,248
Short-Term Funds - 24.0%

Fidelity Advisor Series Short-Term Credit Fund (c)	1,956,299	19,582,549
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	45,871,673	45,871,673
TOTAL SHORT-TERM FUNDS (Cost $65,434,660)		65,454,222
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $256,344,439)		272,847,411
NET OTHER ASSETS (LIABILITIES) - 0.0%		(108,934)
NET ASSETS - 100%		$ 272,738,477
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 5,157,958	$ 1,150,056	$ 2,637	$ 4,424,024
Fidelity Advisor Equity Growth Fund Institutional Class	4,369,329	127,833	4,563,281	-	-
Fidelity Advisor Series Equity-Income Fund	8,419,925	3,259,495	2,965,561	187,548	8,782,837
Fidelity Advisor Series Growth & Income Fund	6,522,670	1,624,374	2,350,008	108,819	6,026,084
Fidelity Advisor Series Growth Opportunities Fund	4,134,051	474,953	331,089	6,268	4,699,714
Fidelity Advisor Series Opportunistic Insights Fund	3,784,677	1,366,405	1,508,675	-	4,065,046
Fidelity Advisor Series Short-Term Credit Fund	-	19,562,987	-	-	19,582,549
Fidelity Advisor Series Small Cap Fund	2,344,812	695,693	794,241	3,972	2,474,429
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5,436,742	2,314,701	2,025,012	80,511	5,911,629
Fidelity Advisor Short Fixed-Income Fund Institutional Class	38,772,455	5,026,200	43,867,720	239,724	-
Fidelity Institutional Money Market Portfolio Institutional Class	47,424,506	12,136,371	13,689,204	43,394	45,871,673
Fidelity Series 100 Index Fund	2,426,817	948,630	953,111	53,086	2,637,039
Fidelity Series 1000 Value Index Fund	983,936	311,001	362,972	20,811	974,884
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series All-Sector Equity Fund	$ 5,512,223	$ 2,625,540	$ 2,317,356	$ 54,386	$ 5,826,625
Fidelity Series Commodity Strategy Fund	3,108,298	774,330	841,336	-	2,192,292
Fidelity Series Emerging Markets Debt Fund	1,361,591	930,128	523,745	95,289	1,679,019
Fidelity Series Emerging Markets Fund	4,459,691	4,016,441	971,269	55,683	7,360,983
Fidelity Series Floating Rate High Income Fund	3,386,915	468,544	2,403,973	93,018	1,358,066
Fidelity Series High Income Fund	14,699,403	1,996,881	6,716,052	592,038	9,184,343
Fidelity Series Inflation-Protected Bond Index Fund	8,029,494	3,766,510	2,147,981	12,031	9,534,745
Fidelity Series International Growth Fund	7,505,601	1,177,554	3,238,962	71,736	5,549,631
Fidelity Series International Small Cap Fund	1,747,432	229,609	690,735	10,909	1,249,186
Fidelity Series International Value Fund	7,276,232	1,348,156	2,705,297	225,331	5,361,104
Fidelity Series Investment Grade Bond Fund	104,097,064	32,418,944	26,292,601	2,728,980	113,168,186
Fidelity Series Real Estate Equity Fund	591,989	194,608	266,414	10,640	616,665
Fidelity Series Real Estate Income Fund	1,075,648	580,914	339,011	68,538	1,318,889
Fidelity Series Small Cap Opportunities Fund	2,782,159	1,168,083	995,648	9,003	2,997,769
Total	$ 290,253,660	$ 104,702,843	$ 125,011,310	$ 4,774,352	$ 272,847,411
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015
Assets
Investment in securities, at value (cost $256,344,439) - See accompanying schedule		$ 272,847,411
Receivable for investments sold		364,533
Receivable for fund shares sold		797,152
Dividends receivable		15,010
Total assets		274,024,106

Liabilities
Payable for investments purchased	$ 475,753
Payable for fund shares redeemed	749,849
Distribution and service plan fees payable	60,027
Total liabilities		1,285,629

Net Assets		$ 272,738,477
Net Assets consist of:
Paid in capital		$ 253,792,605
Undistributed net investment income		323,481
Accumulated undistributed net realized gain (loss) on investments		2,119,419
Net unrealized appreciation (depreciation) on investments		16,502,972
Net Assets		$ 272,738,477
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($124,754,989 ÷ 11,266,919 shares)		$ 11.07

Maximum offering price per share (100/94.25 of $11.07)		$ 11.75
Class T: Net Asset Value and redemption price per share ($47,803,626 ÷ 4,321,286 shares)		$ 11.06

Maximum offering price per share (100/96.50 of $11.06)		$ 11.46
Class B: Net Asset Value and offering price per share ($1,146,594 ÷ 103,704 shares)A		$ 11.06

Class C: Net Asset Value and offering price per share ($15,780,485 ÷ 1,428,880 shares)A		$ 11.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($83,252,783 ÷ 7,497,788 shares)		$ 11.10

Statement of Operations

	Year ended March 31, 2015
Investment Income
Income distributions from underlying funds		$ 4,774,352

Expenses
Distribution and service plan fees	$ 752,237
Independent trustees' compensation	1,200
Total expenses before reductions	753,437
Expense reductions	(1,200)	752,237
Net investment income (loss)		4,022,115
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,540,577
Capital gain distributions from underlying funds	3,054,452
Total net realized gain (loss)		6,595,029
Change in net unrealized appreciation (depreciation) on underlying funds		(638,347)
Net gain (loss)		5,956,682
Net increase (decrease) in net assets resulting from operations		$ 9,978,797

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,022,115	$ 3,328,717
Net realized gain (loss)	6,595,029	9,533,291
Change in net unrealized appreciation (depreciation)	(638,347)	(2,199,958)
Net increase (decrease) in net assets resulting from operations	9,978,797	10,662,050
Distributions to shareholders from net investment income	(4,039,882)	(3,238,481)
Distributions to shareholders from net realized gain	(8,872,257)	(8,061,375)
Total distributions	(12,912,139)	(11,299,856)
Share transactions - net increase (decrease)	(14,514,229)	(36,661,667)
Total increase (decrease) in net assets	(17,447,571)	(37,299,473)

Net Assets
Beginning of period	290,186,048	327,485,521
End of period (including undistributed net investment income of $323,481 and undistributed net investment income of $341,248, respectively)	$ 272,738,477	$ 290,186,048

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 11.21	$ 10.98	$ 10.85	$ 10.35
Income from Investment Operations
Net investment income (loss) C	.16	.12	.12	.15	.16
Net realized and unrealized gain (loss)	.24	.28	.37	.21	.57
Total from investment operations	.40	.40	.49	.36	.73
Distributions from net investment income	(.17)	(.12)	(.12)	(.15)	(.16)
Distributions from net realized gain	(.36)	(.29)	(.14)	(.08)	(.07)
Total distributions	(.53)	(.41)	(.26)	(.23)	(.23)
Net asset value, end of period	$ 11.07	$ 11.20	$ 11.21	$ 10.98	$ 10.85
Total ReturnA, B	3.65%	3.65%	4.53%	3.34%	7.11%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.48%	1.10%	1.08%	1.37%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,755	$ 147,818	$ 176,876	$ 166,658	$ 157,695
Portfolio turnover rate D	38%	36%	17%	24%	35%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 11.20	$ 10.96	$ 10.84	$ 10.34
Income from Investment Operations
Net investment income (loss) C	.14	.09	.09	.12	.13
Net realized and unrealized gain (loss)	.23	.28	.38	.20	.57
Total from investment operations	.37	.37	.47	.32	.70
Distributions from net investment income	(.14)	(.09)	(.09)	(.12)	(.13)
Distributions from net realized gain	(.36)	(.29)	(.14)	(.08)	(.07)
Total distributions	(.50)	(.38)	(.23)	(.20)	(.20)
Net asset value, end of period	$ 11.06	$ 11.19	$ 11.20	$ 10.96	$ 10.84
Total ReturnA, B	3.39%	3.40%	4.35%	3.01%	6.85%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.23%	.85%	.83%	1.12%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,804	$ 53,019	$ 53,734	$ 56,246	$ 57,404
Portfolio turnover rate D	38%	36%	17%	24%	35%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class B

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 11.19	$ 10.96	$ 10.84	$ 10.33
Income from Investment Operations
Net investment income (loss) C	.08	.04	.04	.07	.08
Net realized and unrealized gain (loss)	.25	.28	.37	.19	.58
Total from investment operations	.33	.32	.41	.26	.66
Distributions from net investment income	(.08)	(.04)	(.04)	(.07)	(.08)
Distributions from net realized gain	(.36)	(.29)	(.14)	(.08)	(.07)
Total distributions	(.45)G	(.33)	(.18)	(.14)F	(.15)
Net asset value, end of period	$ 11.06	$ 11.18	$ 11.19	$ 10.96	$ 10.84
Total ReturnA, B	2.98%	2.86%	3.80%	2.47%	6.39%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.73%	.35%	.33%	.62%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,147	$ 1,681	$ 2,294	$ 2,889	$ 3,938
Portfolio turnover rate D	38%	36%	17%	24%	35%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.14 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.079 per share.

G Total distributions of $.45 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.361 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 11.18	$ 10.96	$ 10.84	$ 10.33
Income from Investment Operations
Net investment income (loss) C	.08	.04	.04	.07	.08
Net realized and unrealized gain (loss)	.24	.28	.36	.20	.58
Total from investment operations	.32	.32	.40	.27	.66
Distributions from net investment income	(.09)	(.04)	(.04)	(.07)	(.08)
Distributions from net realized gain	(.36)	(.29)	(.14)	(.08)	(.07)
Total distributions	(.45)	(.33)	(.18)	(.15)	(.15)
Net asset value, end of period	$ 11.04	$ 11.17	$ 11.18	$ 10.96	$ 10.84
Total ReturnA, B	2.90%	2.89%	3.70%	2.50%	6.42%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.73%	.35%	.33%	.62%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,780	$ 15,735	$ 16,606	$ 17,170	$ 16,581
Portfolio turnover rate D	38%	36%	17%	24%	35%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 11.23	$ 11.00	$ 10.87	$ 10.37
Income from Investment Operations
Net investment income (loss) B	.19	.15	.15	.18	.18
Net realized and unrealized gain (loss)	.24	.29	.37	.20	.57
Total from investment operations	.43	.44	.52	.38	.75
Distributions from net investment income	(.19)	(.15)	(.14)	(.17)	(.19)
Distributions from net realized gain	(.36)	(.29)	(.14)	(.08)	(.07)
Total distributions	(.56)H	(.44)	(.29)G	(.25)	(.25)F
Net asset value, end of period	$ 11.10	$ 11.23	$ 11.23	$ 11.00	$ 10.87
Total ReturnA	3.89%	3.98%	4.75%	3.58%	7.36%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%	1.35%	1.33%	1.62%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,253	$ 71,933	$ 77,976	$ 60,248	$ 32,640
Portfolio turnover rate C	38%	36%	17%	24%	35%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.067 per share.

G Total distributions of $.29 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.141 per share.

H Total distributions of $.56 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.361 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	2.5	2.6
Fidelity Advisor Series Equity-Income Fund	5.0	5.2
Fidelity Advisor Series Growth & Income Fund	3.5	3.6
Fidelity Advisor Series Growth Opportunities Fund	2.9	2.5
Fidelity Advisor Series Opportunistic Insights Fund	2.3	2.4
Fidelity Advisor Series Small Cap Fund	1.4	1.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.4	3.4
Fidelity Series 100 Index Fund	1.5	1.5
Fidelity Series 1000 Value Index Fund	0.6	0.6
Fidelity Series All-Sector Equity Fund	3.3	3.5
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Real Estate Equity Fund	0.4	0.3
Fidelity Series Small Cap Opportunities Fund	1.7	1.6
	29.3	29.6
International Equity Funds
Fidelity Series Emerging Markets Fund	3.8	2.9
Fidelity Series International Growth Fund	3.5	3.6
Fidelity Series International Small Cap Fund	0.8	0.8
Fidelity Series International Value Fund	3.5	3.9
	11.6	11.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.4	4.3
Fidelity Series Inflation-Protected Bond Index Fund	3.0	2.2
Fidelity Series Investment Grade Bond Fund	36.4	33.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	44.4	41.8
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	4.4	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	10.3	9.8
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	7.6
	14.7	17.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	29.3%
International Equity Funds	11.6%
Bond Funds	44.4%
Short-Term Funds	14.7%

Six months ago
Domestic Equity Funds**	29.6%
International Equity Funds	11.2%
Bond Funds	41.8%
Short-Term Funds	17.4%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 29.3%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	611,004	$ 6,702,712
Fidelity Advisor Series Equity-Income Fund (c)	1,056,097	13,391,307
Fidelity Advisor Series Growth & Income Fund (c)	675,220	9,176,242
Fidelity Advisor Series Growth Opportunities Fund (c)	658,973	7,756,115
Fidelity Advisor Series Opportunistic Insights Fund (c)	395,304	6,158,830
Fidelity Advisor Series Small Cap Fund (c)	322,076	3,748,964
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	680,334	8,953,190
Fidelity Series 100 Index Fund (c)	301,025	4,000,617
Fidelity Series 1000 Value Index Fund (c)	132,543	1,484,482
Fidelity Series All-Sector Equity Fund (c)	626,132	8,866,034
Fidelity Series Commodity Strategy Fund (a)(c)	347,940	2,129,392
Fidelity Series Real Estate Equity Fund (c)	61,764	927,084
Fidelity Series Small Cap Opportunities Fund (c)	328,826	4,501,627
TOTAL DOMESTIC EQUITY FUNDS (Cost $64,257,125)		77,796,596
International Equity Funds - 11.6%

Fidelity Series Emerging Markets Fund (c)	604,113	10,269,922
Fidelity Series International Growth Fund (c)	645,759	9,292,472
Fidelity Series International Small Cap Fund (c)	134,773	2,138,851
Fidelity Series International Value Fund (c)	911,042	9,228,860
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,731,656)		30,930,105
Bond Funds - 44.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	167,157	$ 1,623,096
Fidelity Series Floating Rate High Income Fund (c)	134,500	1,319,446
Fidelity Series High Income Fund (c)	914,342	8,960,554
Fidelity Series Inflation-Protected Bond Index Fund (c)	826,078	8,054,257
Fidelity Series Investment Grade Bond Fund (c)	8,362,961	96,759,463
Fidelity Series Real Estate Income Fund (c)	114,237	1,292,021
TOTAL BOND FUNDS (Cost $114,634,927)		118,008,837
Short-Term Funds - 14.7%

Fidelity Advisor Series Short-Term Credit Fund (c)	1,164,379	11,655,433
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	27,252,738	27,252,738
TOTAL SHORT-TERM FUNDS (Cost $38,896,528)		38,908,171
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $243,520,236)		265,643,709
NET OTHER ASSETS (LIABILITIES) - 0.0%		(40,616)
NET ASSETS - 100%		$ 265,603,093
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 7,973,188	$ 1,942,309	$ 4,246	$ 6,702,712
Fidelity Advisor Equity Growth Fund Institutional Class	7,198,520	287,481	7,615,391	-	-
Fidelity Advisor Series Equity-Income Fund	15,060,068	2,732,275	4,621,534	317,734	13,391,307
Fidelity Advisor Series Growth & Income Fund	10,394,081	1,587,029	3,189,560	175,153	9,176,242
Fidelity Advisor Series Growth Opportunities Fund	7,154,850	272,654	377,245	10,347	7,756,115
Fidelity Advisor Series Opportunistic Insights Fund	6,475,954	1,026,721	2,051,745	-	6,158,830
Fidelity Advisor Series Short-Term Credit Fund	-	11,643,790	-	-	11,655,433
Fidelity Advisor Series Small Cap Fund	4,025,656	668,688	1,323,814	6,790	3,748,964
Fidelity Advisor Series Stock Selector Large Cap Value Fund	9,917,977	1,803,364	3,175,967	125,752	8,953,190
Fidelity Advisor Short Fixed-Income Fund Institutional Class	25,429,176	2,018,341	27,489,415	154,828	-
Fidelity Institutional Money Market Portfolio Institutional Class	31,651,439	4,916,926	9,315,626	27,637	27,252,738
Fidelity Series 100 Index Fund	4,201,227	639,839	1,215,352	86,189	4,000,617
Fidelity Series 1000 Value Index Fund	1,699,627	229,991	527,277	33,552	1,484,482
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series All-Sector Equity Fund	$ 9,724,154	$ 2,346,316	$ 3,285,629	$ 85,285	$ 8,866,034
Fidelity Series Commodity Strategy Fund	3,577,803	395,760	986,652	-	2,129,392
Fidelity Series Emerging Markets Debt Fund	1,717,539	473,241	472,686	103,486	1,623,096
Fidelity Series Emerging Markets Fund	7,322,048	4,701,818	1,527,506	82,751	10,269,922
Fidelity Series Floating Rate High Income Fund	3,394,235	353,303	2,331,274	93,039	1,319,446
Fidelity Series High Income Fund	15,928,232	1,972,332	8,043,237	678,647	8,960,554
Fidelity Series Inflation-Protected Bond Index Fund	6,140,401	3,717,597	1,691,143	9,792	8,054,257
Fidelity Series International Growth Fund	12,483,392	1,241,733	4,581,240	131,827	9,292,472
Fidelity Series International Small Cap Fund	2,870,780	258,610	927,411	20,427	2,138,851
Fidelity Series International Value Fund	12,658,344	1,637,877	4,095,842	407,585	9,228,860
Fidelity Series Investment Grade Bond Fund	88,333,757	26,240,432	20,325,735	2,369,363	96,759,463
Fidelity Series Real Estate Equity Fund	1,127,969	185,701	549,783	18,667	927,084
Fidelity Series Real Estate Income Fund	1,348,853	254,366	315,662	70,488	1,292,021
Fidelity Series Small Cap Opportunities Fund	4,765,222	1,168,447	1,471,202	15,374	4,501,627
Total	$ 294,601,304	$ 80,747,820	$ 113,450,237	$ 5,028,959	$ 265,643,709
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $243,520,236) - See accompanying schedule		$ 265,643,709
Cash		10
Receivable for investments sold		657,853
Receivable for fund shares sold		233,141
Dividends receivable		9,007
Total assets		266,543,720

Liabilities
Payable for investments purchased	$ 520,321
Payable for fund shares redeemed	367,626
Distribution and service plan fees payable	52,680
Total liabilities		940,627

Net Assets		$ 265,603,093
Net Assets consist of:
Paid in capital		$ 239,536,166
Undistributed net investment income		710,937
Accumulated undistributed net realized gain (loss) on investments		3,232,517
Net unrealized appreciation (depreciation) on investments		22,123,473
Net Assets		$ 265,603,093

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($162,068,560 ÷ 13,394,900 shares)		$ 12.10

Maximum offering price per share (100/94.25 of $12.10)		$ 12.84
Class T: Net Asset Value and redemption price per share ($29,245,873 ÷ 2,418,548 shares)		$ 12.09

Maximum offering price per share (100/96.50 of $12.09)		$ 12.53
Class B: Net Asset Value and offering price per share ($622,985 ÷ 51,304 shares)A		$ 12.14

Class C: Net Asset Value and offering price per share ($7,410,460 ÷ 614,284 shares)A		$ 12.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($66,255,215 ÷ 5,441,271 shares)		$ 12.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 5,028,959

Expenses
Distribution and service plan fees	$ 665,551
Independent trustees' compensation	1,227
Total expenses before reductions	666,778
Expense reductions	(1,227)	665,551
Net investment income (loss)		4,363,408
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	4,663,366
Capital gain distributions from underlying funds	4,532,208
Total net realized gain (loss)		9,195,574
Change in net unrealized appreciation (depreciation) on underlying funds		(918,474)
Net gain (loss)		8,277,100
Net increase (decrease) in net assets resulting from operations		$ 12,640,508

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,363,408	$ 3,366,990
Net realized gain (loss)	9,195,574	10,744,552
Change in net unrealized appreciation (depreciation)	(918,474)	3,546,846
Net increase (decrease) in net assets resulting from operations	12,640,508	17,658,388
Distributions to shareholders from net investment income	(4,425,821)	(3,050,354)
Distributions to shareholders from net realized gain	(9,763,778)	(7,700,556)
Total distributions	(14,189,599)	(10,750,910)
Share transactions - net increase (decrease)	(27,388,953)	(22,629,477)
Total increase (decrease) in net assets	(28,938,044)	(15,721,999)

Net Assets
Beginning of period	294,541,137	310,263,136
End of period (including undistributed net investment income of $710,937 and undistributed net investment income of $773,351, respectively)	$ 265,603,093	$ 294,541,137

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 11.90	$ 11.45	$ 11.45	$ 10.57
Income from Investment Operations
Net investment income (loss) C	.19	.13	.13	.15	.15
Net realized and unrealized gain (loss)	.36	.57	.53	.13	.97
Total from investment operations	.55	.70	.66	.28	1.12
Distributions from net investment income	(.19)	(.12)	(.13)	(.15)	(.15)
Distributions from net realized gain	(.42)	(.31)	(.07)	(.13)	(.09)
Total distributions	(.62) G	(.43)	(.21) F	(.28)	(.24)
Net asset value, end of period	$ 12.10	$ 12.17	$ 11.90	$ 11.45	$ 11.45
Total ReturnA, B	4.60%	5.98%	5.79%	2.53%	10.72%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.54%	1.10%	1.16%	1.37%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 162,069	$ 187,224	$ 204,418	$ 193,977	$ 177,385
Portfolio turnover rate D	29%	49%	23%	28%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.071 per share.

G Total distributions of $.62 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.423 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 11.90	$ 11.45	$ 11.45	$ 10.57
Income from Investment Operations
Net investment income (loss) C	.16	.10	.11	.13	.12
Net realized and unrealized gain (loss)	.35	.57	.52	.12	.97
Total from investment operations	.51	.67	.63	.25	1.09
Distributions from net investment income	(.16)	(.10)	(.11)	(.12)	(.12)
Distributions from net realized gain	(.42)	(.31)	(.07)	(.13)	(.09)
Total distributions	(.58)	(.41)	(.18)	(.25)	(.21)
Net asset value, end of period	$ 12.09	$ 12.16	$ 11.90	$ 11.45	$ 11.45
Total ReturnA, B	4.33%	5.68%	5.56%	2.25%	10.42%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.29%	.85%	.91%	1.12%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,246	$ 29,912	$ 26,201	$ 22,316	$ 21,658
Portfolio turnover rate D	29%	49%	23%	28%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class B

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.20	$ 11.93	$ 11.47	$ 11.45	$ 10.56
Income from Investment Operations
Net investment income (loss) C	.10	.04	.05	.07	.07
Net realized and unrealized gain (loss)	.35	.58	.52	.12	.97
Total from investment operations	.45	.62	.57	.19	1.04
Distributions from net investment income	(.08)	(.04)	(.04)	(.05)	(.07)
Distributions from net realized gain	(.42)	(.31)	(.07)	(.12)	(.09)
Total distributions	(.51) G	(.35)	(.11)	(.17)	(.15) F
Net asset value, end of period	$ 12.14	$ 12.20	$ 11.93	$ 11.47	$ 11.45
Total ReturnA, B	3.75%	5.22%	5.00%	1.73%	9.94%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.79%	.35%	.41%	.62%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 623	$ 1,059	$ 1,162	$ 1,571	$ 2,338
Portfolio turnover rate D	29%	49%	23%	28%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.15 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.087 per share.

G Total distributions of $.51 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.423 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 11.87	$ 11.42	$ 11.42	$ 10.54
Income from Investment Operations
Net investment income (loss) C	.10	.04	.05	.07	.07
Net realized and unrealized gain (loss)	.34	.58	.52	.11	.97
Total from investment operations	.44	.62	.57	.18	1.04
Distributions from net investment income	(.10)	(.04)	(.05)	(.07)	(.07)
Distributions from net realized gain	(.42)	(.31)	(.07)	(.12)	(.09)
Total distributions	(.52)	(.35)	(.12)	(.18) F	(.16)
Net asset value, end of period	$ 12.06	$ 12.14	$ 11.87	$ 11.42	$ 11.42
Total ReturnA, B	3.73%	5.28%	5.01%	1.66%	9.91%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.79%	.35%	.41%	.62%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,410	$ 8,910	$ 8,118	$ 8,053	$ 8,679
Portfolio turnover rate D	29%	49%	23%	28%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.18 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.115 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 11.97	$ 11.51	$ 11.52	$ 10.63
Income from Investment Operations
Net investment income (loss) B	.22	.16	.16	.18	.18
Net realized and unrealized gain (loss)	.36	.58	.53	.11	.98
Total from investment operations	.58	.74	.69	.29	1.16
Distributions from net investment income	(.23)	(.15)	(.16)	(.18)	(.18)
Distributions from net realized gain	(.42)	(.31)	(.07)	(.13)	(.09)
Total distributions	(.65)	(.46)	(.23)	(.30) F	(.27)
Net asset value, end of period	$ 12.18	$ 12.25	$ 11.97	$ 11.51	$ 11.52
Total ReturnA	4.85%	6.29%	6.11%	2.67%	11.02%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.79%	1.35%	1.41%	1.62%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,255	$ 67,435	$ 70,364	$ 46,935	$ 35,069
Portfolio turnover rate C	29%	49%	23%	28%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.128 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	3.1	3.2
Fidelity Advisor Series Equity-Income Fund	6.2	6.2
Fidelity Advisor Series Growth & Income Fund	4.2	4.6
Fidelity Advisor Series Growth Opportunities Fund	3.6	3.2
Fidelity Advisor Series Opportunistic Insights Fund	2.8	2.9
Fidelity Advisor Series Small Cap Fund	1.7	1.6
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.1	4.1
Fidelity Series 100 Index Fund	1.8	1.8
Fidelity Series 1000 Value Index Fund	0.7	0.7
Fidelity Series All-Sector Equity Fund	4.1	4.3
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Real Estate Equity Fund	0.4	0.4
Fidelity Series Small Cap Opportunities Fund	2.1	1.9
	35.6	35.9
International Equity Funds
Fidelity Series Emerging Markets Fund	4.7	3.7
Fidelity Series International Growth Fund	4.4	4.5
Fidelity Series International Small Cap Fund	1.0	1.0
Fidelity Series International Value Fund	4.4	4.8
	14.5	14.0
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.4	4.4
Fidelity Series Inflation-Protected Bond Index Fund	2.4	1.7
Fidelity Series Investment Grade Bond Fund	33.3	30.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	40.7	38.3
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	2.7	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	6.5	6.6
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	5.2
	9.2	11.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	35.6%
International Equity Funds	14.5%
Bond Funds	40.7%
Short-Term Funds	9.2%

Six months ago
Domestic Equity Funds**	35.9%
International Equity Funds	14.0%
Bond Funds	38.3%
Short-Term Funds	11.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 35.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	2,060,160	$ 22,599,954
Fidelity Advisor Series Equity-Income Fund (c)	3,553,378	45,056,827
Fidelity Advisor Series Growth & Income Fund (c)	2,276,927	30,943,437
Fidelity Advisor Series Growth Opportunities Fund (c)	2,231,504	26,264,798
Fidelity Advisor Series Opportunistic Insights Fund (c)	1,332,860	20,765,959
Fidelity Advisor Series Small Cap Fund (c)	1,085,958	12,640,557
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	2,287,619	30,105,063
Fidelity Series 100 Index Fund (c)	1,015,052	13,490,045
Fidelity Series 1000 Value Index Fund (c)	446,953	5,005,876
Fidelity Series All-Sector Equity Fund (c)	2,113,507	29,927,257
Fidelity Series Commodity Strategy Fund (a)(c)	911,966	5,581,230
Fidelity Series Real Estate Equity Fund (c)	207,245	3,110,746
Fidelity Series Small Cap Opportunities Fund (c)	1,108,809	15,179,590
TOTAL DOMESTIC EQUITY FUNDS (Cost $212,875,391)		260,671,339
International Equity Funds - 14.5%

Fidelity Series Emerging Markets Fund (c)	2,021,297	34,362,056
Fidelity Series International Growth Fund (c)	2,259,026	32,507,389
Fidelity Series International Small Cap Fund (c)	471,627	7,484,713
Fidelity Series International Value Fund (c)	3,187,296	32,287,313
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $89,888,313)		106,641,471
Bond Funds - 40.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	462,077	$ 4,486,769
Fidelity Series Floating Rate High Income Fund (c)	367,890	3,608,996
Fidelity Series High Income Fund (c)	2,520,701	24,702,874
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,799,085	17,541,083
Fidelity Series Investment Grade Bond Fund (c)	21,131,718	244,493,979
Fidelity Series Real Estate Income Fund (c)	314,242	3,554,080
TOTAL BOND FUNDS (Cost $290,562,875)		298,387,781
Short-Term Funds - 9.2%

Fidelity Advisor Series Short-Term Credit Fund (c)	1,976,141	19,781,174
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	47,582,889	47,582,889
TOTAL SHORT-TERM FUNDS (Cost $67,344,303)		67,364,063
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $660,670,882)		733,064,654
NET OTHER ASSETS (LIABILITIES) - 0.0%		(148,887)
NET ASSETS - 100%		$ 732,915,767
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 26,920,250	$ 6,624,641	$ 14,098	$ 22,599,954
Fidelity Advisor Equity Growth Fund Institutional Class	26,651,508	47,165	27,119,578	-	-
Fidelity Advisor Series Equity-Income Fund	51,397,293	6,269,093	13,290,519	1,071,408	45,056,827
Fidelity Advisor Series Growth & Income Fund	40,679,760	2,957,423	14,176,178	643,824	30,943,437
Fidelity Advisor Series Growth Opportunities Fund	25,652,239	475,623	2,328,904	35,701	26,264,798
Fidelity Advisor Series Opportunistic Insights Fund	22,880,359	2,289,589	6,839,392	-	20,765,959
Fidelity Advisor Series Short-Term Credit Fund	-	19,761,414	-	-	19,781,174
Fidelity Advisor Series Small Cap Fund	13,866,591	1,183,336	3,653,467	21,310	12,640,557
Fidelity Advisor Series Stock Selector Large Cap Value Fund	33,144,735	4,637,440	9,018,855	422,015	30,105,063
Fidelity Advisor Short Fixed-Income Fund Institutional Class	53,634,412	1,358,959	55,077,239	301,491	-
Fidelity Institutional Money Market Portfolio Institutional Class	67,008,658	3,685,695	23,111,464	52,361	47,582,889
Fidelity Series 100 Index Fund	14,856,796	1,082,181	3,722,006	279,973	13,490,045
Fidelity Series 1000 Value Index Fund	6,024,276	417,588	1,715,839	110,895	5,005,876
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series All-Sector Equity Fund	$ 36,412,220	$ 4,810,200	$ 11,706,211	$ 285,365	$ 29,927,257
Fidelity Series Commodity Strategy Fund	10,317,190	257,705	2,674,168	-	5,581,230
Fidelity Series Emerging Markets Debt Fund	4,955,256	1,147,946	1,359,104	290,006	4,486,769
Fidelity Series Emerging Markets Fund	25,946,811	14,045,204	4,868,829	279,977	34,362,056
Fidelity Series Floating Rate High Income Fund	9,579,900	706,041	6,413,263	256,653	3,608,996
Fidelity Series High Income Fund	48,328,406	3,763,482	24,879,214	1,951,481	24,702,874
Fidelity Series Inflation-Protected Bond Index Fund	14,761,732	6,877,733	3,896,762	22,150	17,541,083
Fidelity Series International Growth Fund	44,556,018	2,045,443	14,614,097	450,674	32,507,389
Fidelity Series International Small Cap Fund	10,384,441	394,876	3,067,672	70,164	7,484,713
Fidelity Series International Value Fund	45,093,645	3,428,338	12,886,747	1,406,277	32,287,313
Fidelity Series Investment Grade Bond Fund	228,793,251	58,990,670	49,725,940	5,998,358	244,493,979
Fidelity Series Real Estate Equity Fund	3,825,175	385,157	1,644,641	62,082	3,110,746
Fidelity Series Real Estate Income Fund	4,140,386	448,305	1,051,919	198,002	3,554,080
Fidelity Series Small Cap Opportunities Fund	16,951,796	2,704,920	4,581,257	49,885	15,179,590
Total	$ 859,842,854	$ 171,091,776	$ 310,047,906	$ 14,274,150	$ 733,064,654
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $660,670,882) - See accompanying schedule		$ 733,064,654
Receivable for investments sold		1,710,488
Receivable for fund shares sold		359,457
Dividends receivable		15,202
Total assets		735,149,801

Liabilities
Payable for investments purchased	$ 1,305,657
Payable for fund shares redeemed	762,365
Distribution and service plan fees payable	166,012
Total liabilities		2,234,034

Net Assets		$ 732,915,767
Net Assets consist of:
Paid in capital		$ 646,826,380
Undistributed net investment income		1,528,769
Accumulated undistributed net realized gain (loss) on investments		12,166,846
Net unrealized appreciation (depreciation) on investments		72,393,772
Net Assets		$ 732,915,767

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($431,498,359 ÷ 33,927,135 shares)		$ 12.72

Maximum offering price per share (100/94.25 of $12.72)		$ 13.50
Class T: Net Asset Value and redemption price per share ($106,189,351 ÷ 8,374,479 shares)		$ 12.68

Maximum offering price per share (100/96.50 of $12.68)		$ 13.14
Class B: Net Asset Value and offering price per share ($2,318,226 ÷ 181,904 shares)A		$ 12.74

Class C: Net Asset Value and offering price per share ($34,838,869 ÷ 2,764,762 shares)A		$ 12.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($158,070,962 ÷ 12,373,947 shares)		$ 12.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 14,274,150

Expenses
Distribution and service plan fees	$ 2,129,165
Independent trustees' compensation	3,475
Total expenses before reductions	2,132,640
Expense reductions	(3,475)	2,129,165
Net investment income (loss)		12,144,985
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	19,946,671
Capital gain distributions from underlying funds	14,727,610
Total net realized gain (loss)		34,674,281
Change in net unrealized appreciation (depreciation) on underlying funds		(7,768,744)
Net gain (loss)		26,905,537
Net increase (decrease) in net assets resulting from operations		$ 39,050,522

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,144,985	$ 10,170,782
Net realized gain (loss)	34,674,281	36,171,065
Change in net unrealized appreciation (depreciation)	(7,768,744)	20,852,752
Net increase (decrease) in net assets resulting from operations	39,050,522	67,194,599
Distributions to shareholders from net investment income	(12,574,317)	(9,511,361)
Distributions to shareholders from net realized gain	(36,739,965)	(28,968,103)
Total distributions	(49,314,282)	(38,479,464)
Share transactions - net increase (decrease)	(116,471,074)	(79,585,074)
Total increase (decrease) in net assets	(126,734,834)	(50,869,939)

Net Assets
Beginning of period	859,650,601	910,520,540
End of period (including undistributed net investment income of $1,528,769 and undistributed net investment income of $1,958,102, respectively)	$ 732,915,767	$ 859,650,601

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 12.50	$ 11.89	$ 11.92	$ 10.87
Income from Investment Operations
Net investment income (loss) C	.20	.15	.16	.17	.15
Net realized and unrealized gain (loss)	.44	.82	.70	.12	1.17
Total from investment operations	.64	.97	.86	.29	1.32
Distributions from net investment income	(.22)	(.14)	(.16)	(.17)	(.17)
Distributions from net realized gain	(.61)	(.42)	(.09)	(.16)	(.10)
Total distributions	(.83)	(.56)	(.25)	(.32) F	(.27)
Net asset value, end of period	$ 12.72	$ 12.91	$ 12.50	$ 11.89	$ 11.92
Total ReturnA, B	5.08%	7.86%	7.33%	2.63%	12.27%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.55%	1.15%	1.33%	1.48%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 431,498	$ 502,834	$ 540,980	$ 552,770	$ 536,999
Portfolio turnover rate D	22%	39%	26%	25%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.32 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.87	$ 12.46	$ 11.86	$ 11.88	$ 10.83
Income from Investment Operations
Net investment income (loss) C	.17	.11	.13	.14	.13
Net realized and unrealized gain (loss)	.43	.83	.69	.13	1.15
Total from investment operations	.60	.94	.82	.27	1.28
Distributions from net investment income	(.18)	(.11)	(.13)	(.14)	(.13)
Distributions from net realized gain	(.61)	(.42)	(.09)	(.16)	(.10)
Total distributions	(.79)	(.53)	(.22)	(.29) F	(.23)
Net asset value, end of period	$ 12.68	$ 12.87	$ 12.46	$ 11.86	$ 11.88
Total ReturnA, B	4.81%	7.62%	6.98%	2.43%	11.95%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.30%	.90%	1.08%	1.23%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,189	$ 124,997	$ 127,353	$ 132,044	$ 152,126
Portfolio turnover rate D	22%	39%	26%	25%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class B

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 12.49	$ 11.87	$ 11.87	$ 10.82
Income from Investment Operations
Net investment income (loss) C	.10	.05	.07	.08	.07
Net realized and unrealized gain (loss)	.44	.82	.70	.13	1.15
Total from investment operations	.54	.87	.77	.21	1.22
Distributions from net investment income	(.10)	(.03)	(.06)	(.07)	(.07)
Distributions from net realized gain	(.61)	(.41)	(.09)	(.15)	(.10)
Total distributions	(.71)	(.45) G	(.15)	(.21) F	(.17)
Net asset value, end of period	$ 12.74	$ 12.91	$ 12.49	$ 11.87	$ 11.87
Total ReturnA, B	4.30%	7.01%	6.51%	1.90%	11.37%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.81%	.41%	.58%	.73%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,318	$ 3,921	$ 6,474	$ 9,154	$ 15,842
Portfolio turnover rate D	22%	39%	26%	25%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.148 per share.

G Total distributions of $.45 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $.413 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 12.39	$ 11.79	$ 11.81	$ 10.78
Income from Investment Operations
Net investment income (loss) C	.10	.05	.07	.08	.07
Net realized and unrealized gain (loss)	.44	.81	.69	.13	1.14
Total from investment operations	.54	.86	.76	.21	1.21
Distributions from net investment income	(.12)	(.05)	(.07)	(.08)	(.08)
Distributions from net realized gain	(.61)	(.41)	(.09)	(.15)	(.10)
Total distributions	(.73)	(.46)	(.16)	(.23)	(.18)
Net asset value, end of period	$ 12.60	$ 12.79	$ 12.39	$ 11.79	$ 11.81
Total ReturnA, B	4.33%	7.04%	6.49%	1.90%	11.33%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.80%	.40%	.58%	.73%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,839	$ 36,622	$ 38,562	$ 38,423	$ 44,764
Portfolio turnover rate D	22%	39%	26%	25%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 12.55	$ 11.94	$ 11.96	$ 10.91
Income from Investment Operations
Net investment income (loss) B	.23	.18	.19	.20	.18
Net realized and unrealized gain (loss)	.44	.82	.70	.13	1.17
Total from investment operations	.67	1.00	.89	.33	1.35
Distributions from net investment income	(.25)	(.17)	(.19)	(.20)	(.20)
Distributions from net realized gain	(.61)	(.42)	(.09)	(.16)	(.10)
Total distributions	(.86)	(.59)	(.28)	(.35) E	(.30)
Net asset value, end of period	$ 12.77	$ 12.96	$ 12.55	$ 11.94	$ 11.96
Total ReturnA	5.34%	8.10%	7.56%	2.97%	12.50%
Ratios to Average Net Assets C, D
Expenses before reductions F	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.80%	1.40%	1.58%	1.73%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,071	$ 191,276	$ 197,152	$ 156,459	$ 115,490
Portfolio turnover rate C	22%	39%	26%	25%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Total distributions of $.35 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.155 per share.

F Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	3.6	3.7
Fidelity Advisor Series Equity-Income Fund	7.1	7.2
Fidelity Advisor Series Growth & Income Fund	4.9	5.3
Fidelity Advisor Series Growth Opportunities Fund	4.0	3.6
Fidelity Advisor Series Opportunistic Insights Fund	3.3	3.4
Fidelity Advisor Series Small Cap Fund	2.0	1.8
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.8	4.7
Fidelity Series 100 Index Fund	2.1	2.1
Fidelity Series 1000 Value Index Fund	0.8	0.8
Fidelity Series All-Sector Equity Fund	4.8	4.9
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	2.4	2.2
	41.1	41.2
International Equity Funds
Fidelity Series Emerging Markets Fund	5.3	4.1
Fidelity Series International Growth Fund	5.3	5.3
Fidelity Series International Small Cap Fund	1.2	1.2
Fidelity Series International Value Fund	5.2	5.6
	17.0	16.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.4	4.4
Fidelity Series Inflation-Protected Bond Index Fund	1.6	1.4
Fidelity Series Investment Grade Bond Fund	30.6	27.9
Fidelity Series Real Estate Income Fund	0.5	0.5
	37.2	35.3
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	1.4	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	3.3	4.2
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	3.1
	4.7	7.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	41.1%
International Equity Funds	17.0%
Bond Funds	37.2%
Short-Term Funds	4.7%

Six months ago
Domestic Equity Funds**	41.2%
International Equity Funds	16.2%
Bond Funds	35.3%
Short-Term Funds	7.3%

**Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 41.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	5,501,895	$ 60,355,784
Fidelity Advisor Series Equity-Income Fund (c)	9,425,418	119,514,300
Fidelity Advisor Series Growth & Income Fund (c)	6,077,734	82,596,407
Fidelity Advisor Series Growth Opportunities Fund (c)	5,769,629	67,908,530
Fidelity Advisor Series Opportunistic Insights Fund (c)	3,559,543	55,457,684
Fidelity Advisor Series Small Cap Fund (c)	2,900,217	33,758,528
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	6,112,945	80,446,351
Fidelity Series 100 Index Fund (c)	2,709,535	36,009,723
Fidelity Series 1000 Value Index Fund (c)	1,192,385	13,354,709
Fidelity Series All-Sector Equity Fund (c)	5,646,127	79,949,155
Fidelity Series Commodity Strategy Fund (a)(c)	2,088,218	12,779,891
Fidelity Series Real Estate Equity Fund (c)	550,233	8,258,993
Fidelity Series Small Cap Opportunities Fund (c)	2,958,871	40,506,944
TOTAL DOMESTIC EQUITY FUNDS (Cost $564,889,358)		690,896,999
International Equity Funds - 17.0%

Fidelity Series Emerging Markets Fund (c)	5,209,175	88,555,975
Fidelity Series International Growth Fund (c)	6,165,190	88,717,088
Fidelity Series International Small Cap Fund (c)	1,286,997	20,424,637
Fidelity Series International Value Fund (c)	8,697,238	88,103,016
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $237,932,171)		285,800,716
Bond Funds - 37.2%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,061,496	$ 10,307,125
Fidelity Series Floating Rate High Income Fund (c)	837,746	8,218,284
Fidelity Series High Income Fund (c)	5,826,047	57,095,261
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,742,854	26,742,831
Fidelity Series Investment Grade Bond Fund (c)	44,526,066	515,166,588
Fidelity Series Real Estate Income Fund (c)	714,999	8,086,633
TOTAL BOND FUNDS (Cost $609,797,855)		625,616,722
Short-Term Funds - 4.7%

Fidelity Advisor Series Short-Term Credit Fund (c)	2,340,325	23,426,656
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	55,771,057	55,771,057
TOTAL SHORT-TERM FUNDS (Cost $79,174,311)		79,197,713
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,491,793,695)		1,681,512,150
NET OTHER ASSETS (LIABILITIES) - 0.0%		(378,731)
NET ASSETS - 100%		$ 1,681,133,419
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 67,847,493	$ 13,495,982	$ 36,757	$ 60,355,784
Fidelity Advisor Equity Growth Fund Institutional Class	68,069,520	212,998	69,391,175	-	-
Fidelity Advisor Series Equity-Income Fund	132,307,650	13,073,132	27,560,352	2,767,259	119,514,300
Fidelity Advisor Series Growth & Income Fund	101,882,993	6,984,518	29,898,805	1,645,174	82,596,407
Fidelity Advisor Series Growth Opportunities Fund	64,302,206	1,211,788	3,908,212	90,934	67,908,530
Fidelity Advisor Series Opportunistic Insights Fund	59,143,879	4,799,120	14,784,888	-	55,457,684
Fidelity Advisor Series Short-Term Credit Fund	-	23,403,254	-	-	23,426,656
Fidelity Advisor Series Small Cap Fund	36,011,492	2,387,049	7,927,003	56,308	33,758,528
Fidelity Advisor Series Stock Selector Large Cap Value Fund	84,854,048	11,348,048	19,099,396	1,102,524	80,446,351
Fidelity Advisor Short Fixed-Income Fund Institutional Class	81,766,853	1,493,775	83,372,682	432,387	-
Fidelity Institutional Money Market Portfolio Institutional Class	102,948,070	2,977,846	50,154,860	71,074	55,771,057
Fidelity Series 100 Index Fund	36,277,966	4,455,354	7,842,265	723,236	36,009,723
Fidelity Series 1000 Value Index Fund	13,082,904	2,597,850	2,969,797	288,387	13,354,709
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series All-Sector Equity Fund	$ 92,277,856	$ 12,249,280	$ 25,358,546	$ 757,856	$ 79,949,155
Fidelity Series Commodity Strategy Fund	22,331,388	446,002	4,764,531	-	12,779,891
Fidelity Series Emerging Markets Debt Fund	10,613,949	2,828,481	2,533,040	647,078	10,307,125
Fidelity Series Emerging Markets Fund	65,520,421	34,639,763	9,884,485	699,354	88,555,975
Fidelity Series Floating Rate High Income Fund	20,981,485	1,487,601	13,661,958	569,326	8,218,284
Fidelity Series High Income Fund	109,868,417	8,316,984	55,303,334	4,445,295	57,095,261
Fidelity Series Inflation-Protected Bond Index Fund	24,365,652	7,528,298	4,830,765	36,635	26,742,831
Fidelity Series International Growth Fund	112,372,553	5,563,135	30,720,322	1,202,107	88,717,088
Fidelity Series International Small Cap Fund	26,592,348	953,929	6,582,362	186,048	20,424,637
Fidelity Series International Value Fund	113,600,676	8,744,007	25,526,532	3,762,584	88,103,016
Fidelity Series Investment Grade Bond Fund	449,767,050	135,273,392	83,034,187	12,156,193	515,166,588
Fidelity Series Real Estate Equity Fund	8,644,837	1,366,369	3,093,011	155,953	8,258,993
Fidelity Series Real Estate Income Fund	9,066,091	858,113	1,876,442	441,975	8,086,633
Fidelity Series Small Cap Opportunities Fund	43,540,057	6,731,082	10,132,674	128,413	40,506,944
Total	$ 1,890,190,361	$ 369,778,661	$ 607,707,606	$ 32,402,857	$ 1,681,512,150
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015
Assets
Investment in securities, at value (cost $1,491,793,695) - See accompanying schedule		$ 1,681,512,150
Receivable for investments sold		4,637,367
Receivable for fund shares sold		886,609
Dividends receivable		18,029
Total assets		1,687,054,155

Liabilities
Payable for investments purchased	$ 2,221,903
Payable for fund shares redeemed	3,341,558
Distribution and service plan fees payable	357,275
Total liabilities		5,920,736

Net Assets		$ 1,681,133,419
Net Assets consist of:
Paid in capital		$ 1,460,848,901
Undistributed net investment income		3,430,940
Accumulated undistributed net realized gain (loss) on investments		27,135,123
Net unrealized appreciation (depreciation) on investments		189,718,455
Net Assets		$ 1,681,133,419
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($967,164,412 ÷ 76,164,929 shares)		$ 12.70

Maximum offering price per share (100/94.25 of $12.70)		$ 13.47
Class T: Net Asset Value and redemption price per share ($208,467,806 ÷ 16,443,186 shares)		$ 12.68

Maximum offering price per share (100/96.50 of $12.68)		$ 13.14
Class B: Net Asset Value and offering price per share ($7,600,165 ÷ 598,720 shares)A		$ 12.69

Class C: Net Asset Value and offering price per share ($72,725,136 ÷ 5,773,578 shares)A		$ 12.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($425,175,900 ÷ 33,233,168 shares)		$ 12.79

Statement of Operations

	Year ended March 31, 2015
Investment Income
Income distributions from underlying funds		$ 32,402,857

Expenses
Distribution and service plan fees	$ 4,482,560
Independent trustees' compensation	7,737
Total expenses before reductions	4,490,297
Expense reductions	(7,737)	4,482,560
Net investment income (loss)		27,920,297
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	42,586,969
Capital gain distributions from underlying funds	37,834,675
Total net realized gain (loss)		80,421,644
Change in net unrealized appreciation (depreciation) on underlying funds		(13,336,268)
Net gain (loss)		67,085,376
Net increase (decrease) in net assets resulting from operations		$ 95,005,673

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,920,297	$ 22,908,975
Net realized gain (loss)	80,421,644	80,917,308
Change in net unrealized appreciation (depreciation)	(13,336,268)	53,175,889
Net increase (decrease) in net assets resulting from operations	95,005,673	157,002,172
Distributions to shareholders from net investment income	(28,451,885)	(21,780,486)
Distributions to shareholders from net realized gain	(87,342,389)	(75,463,568)
Total distributions	(115,794,274)	(97,244,054)
Share transactions - net increase (decrease)	(187,872,029)	(135,136,394)
Total increase (decrease) in net assets	(208,660,630)	(75,378,276)

Net Assets
Beginning of period	1,889,794,049	1,965,172,325
End of period (including undistributed net investment income of $3,430,940 and undistributed net investment income of $3,962,527, respectively)	$ 1,681,133,419	$ 1,889,794,049

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.87	$ 12.47	$ 11.85	$ 11.87	$ 10.81
Income from Investment Operations
Net investment income (loss) C	.20	.15	.16	.17	.16
Net realized and unrealized gain (loss)	.49	.89	.71	.13	1.16
Total from investment operations	.69	1.04	.87	.30	1.32
Distributions from net investment income	(.21)	(.15)	(.16)	(.17)	(.16)
Distributions from net realized gain	(.64)	(.50)	(.09)	(.15)	(.10)
Total distributions	(.86) G	(.64) F	(.25)	(.32)	(.26)
Net asset value, end of period	$ 12.70	$ 12.87	$ 12.47	$ 11.85	$ 11.87
Total ReturnA, B	5.51%	8.54%	7.45%	2.71%	12.36%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.58%	1.19%	1.36%	1.50%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 967,164	$ 1,086,606	$ 1,181,020	$ 1,101,302	$ 1,004,955
Portfolio turnover rate D	21%	37%	20%	19%	33%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.64 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.498 per share.

G Total distributions of $.86 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.642 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 12.46	$ 11.83	$ 11.85	$ 10.79
Income from Investment Operations
Net investment income (loss) C	.17	.12	.13	.14	.13
Net realized and unrealized gain (loss)	.48	.88	.72	.13	1.16
Total from investment operations	.65	1.00	.85	.27	1.29
Distributions from net investment income	(.18)	(.11)	(.13)	(.14)	(.13)
Distributions from net realized gain	(.64)	(.50)	(.09)	(.15)	(.10)
Total distributions	(.82)	(.61)	(.22)	(.29)	(.23)
Net asset value, end of period	$ 12.68	$ 12.85	$ 12.46	$ 11.83	$ 11.85
Total ReturnA, B	5.26%	8.20%	7.28%	2.44%	12.09%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.33%	.94%	1.11%	1.25%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 208,468	$ 226,663	$ 227,022	$ 213,366	$ 236,106
Portfolio turnover rate D	21%	37%	20%	19%	33%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class B

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 12.44	$ 11.81	$ 11.82	$ 10.76
Income from Investment Operations
Net investment income (loss) C	.11	.06	.07	.09	.07
Net realized and unrealized gain (loss)	.48	.88	.71	.13	1.16
Total from investment operations	.59	.94	.78	.22	1.23
Distributions from net investment income	(.10)	(.05)	(.06)	(.07)	(.07)
Distributions from net realized gain	(.64)	(.49)	(.09)	(.15)	(.10)
Total distributions	(.74)	(.54)	(.15)	(.23) F	(.17)
Net asset value, end of period	$ 12.69	$ 12.84	$ 12.44	$ 11.81	$ 11.82
Total ReturnA, B	4.73%	7.68%	6.65%	1.95%	11.51%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.83%	.44%	.61%	.75%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,600	$ 12,232	$ 17,411	$ 23,552	$ 32,762
Portfolio turnover rate D	21%	37%	20%	19%	33%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.23 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.77	$ 12.39	$ 11.77	$ 11.79	$ 10.74
Income from Investment Operations
Net investment income (loss) C	.11	.05	.07	.09	.07
Net realized and unrealized gain (loss)	.48	.88	.71	.13	1.15
Total from investment operations	.59	.93	.78	.22	1.22
Distributions from net investment income	(.12)	(.06)	(.07)	(.09)	(.07)
Distributions from net realized gain	(.64)	(.49)	(.09)	(.15)	(.10)
Total distributions	(.76)	(.55)	(.16)	(.24)	(.17)
Net asset value, end of period	$ 12.60	$ 12.77	$ 12.39	$ 11.77	$ 11.79
Total ReturnA, B	4.75%	7.65%	6.70%	1.98%	11.49%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.83%	.44%	.61%	.75%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,725	$ 75,682	$ 72,115	$ 70,220	$ 70,396
Portfolio turnover rate D	21%	37%	20%	19%	33%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 12.56	$ 11.93	$ 11.94	$ 10.87
Income from Investment Operations
Net investment income (loss) B	.24	.18	.19	.20	.19
Net realized and unrealized gain (loss)	.48	.90	.72	.14	1.17
Total from investment operations	.72	1.08	.91	.34	1.36
Distributions from net investment income	(.25)	(.18)	(.19)	(.19)	(.19)
Distributions from net realized gain	(.64)	(.50)	(.09)	(.15)	(.10)
Total distributions	(.89)	(.68)	(.28)	(.35) F	(.29)
Net asset value, end of period	$ 12.79	$ 12.96	$ 12.56	$ 11.93	$ 11.94
Total ReturnA	5.74%	8.75%	7.74%	3.01%	12.67%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.83%	1.44%	1.61%	1.75%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 425,176	$ 488,611	$ 467,604	$ 348,068	$ 238,655
Portfolio turnover rate C	21%	37%	20%	19%	33%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.35 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	4.0	4.2
Fidelity Advisor Series Equity-Income Fund	7.8	8.0
Fidelity Advisor Series Growth & Income Fund	5.4	5.9
Fidelity Advisor Series Growth Opportunities Fund	4.4	4.0
Fidelity Advisor Series Opportunistic Insights Fund	3.6	3.6
Fidelity Advisor Series Small Cap Fund	2.2	2.1
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.3	5.2
Fidelity Series 100 Index Fund	2.4	2.3
Fidelity Series 1000 Value Index Fund	0.9	0.9
Fidelity Series All-Sector Equity Fund	5.3	5.4
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	2.7	2.4
	45.3	45.5
International Equity Funds
Fidelity Series Emerging Markets Fund	5.7	4.6
Fidelity Series International Growth Fund	5.9	5.9
Fidelity Series International Small Cap Fund	1.4	1.3
Fidelity Series International Value Fund	5.8	6.0
	18.8	17.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.4	4.4
Fidelity Series Inflation-Protected Bond Index Fund	0.8	0.8
Fidelity Series Investment Grade Bond Fund	27.0	24.3
Fidelity Series Real Estate Income Fund	0.5	0.5
	32.8	31.2
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.9	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	2.2	3.1
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	2.4
	3.1	5.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	45.3%
International Equity Funds	18.8%
Bond Funds	32.8%
Short-Term Funds	3.1%

Six months ago
Domestic Equity Funds**	45.5%
International Equity Funds	17.8%
Bond Funds	31.2%
Short-Term Funds	5.5%

**Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 45.3%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	11,521,137	$ 126,386,871
Fidelity Advisor Series Equity-Income Fund (c)	19,692,799	249,704,693
Fidelity Advisor Series Growth & Income Fund (c)	12,735,897	173,080,838
Fidelity Advisor Series Growth Opportunities Fund (c)	11,783,703	138,694,180
Fidelity Advisor Series Opportunistic Insights Fund (c)	7,453,791	116,130,069
Fidelity Advisor Series Small Cap Fund (c)	6,073,087	70,690,728
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	12,818,366	168,689,690
Fidelity Series 100 Index Fund (c)	5,674,194	75,410,032
Fidelity Series 1000 Value Index Fund (c)	2,473,465	27,702,811
Fidelity Series All-Sector Equity Fund (c)	11,839,814	167,651,764
Fidelity Series Commodity Strategy Fund (a)(c)	3,944,257	24,138,851
Fidelity Series Real Estate Equity Fund (c)	1,150,891	17,274,870
Fidelity Series Small Cap Opportunities Fund (c)	6,204,508	84,939,720
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,197,495,740)		1,440,495,117
International Equity Funds - 18.8%

Fidelity Series Emerging Markets Fund (c)	10,717,555	182,198,442
Fidelity Series International Growth Fund (c)	13,036,594	187,596,587
Fidelity Series International Small Cap Fund (c)	2,721,789	43,194,786
Fidelity Series International Value Fund (c)	18,396,201	186,353,512
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $510,455,478)		599,343,327
Bond Funds - 32.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	2,011,040	$ 19,527,200
Fidelity Series Floating Rate High Income Fund (c)	1,584,456	15,543,509
Fidelity Series High Income Fund (c)	11,142,435	109,195,867
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,739,861	26,713,647
Fidelity Series Investment Grade Bond Fund (c)	74,205,195	858,554,110
Fidelity Series Real Estate Income Fund (c)	1,355,030	15,325,390
TOTAL BOND FUNDS (Cost $1,030,363,347)		1,044,859,723
Short-Term Funds - 3.1%

Fidelity Advisor Series Short-Term Credit Fund (c)	2,955,255	29,582,107
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	67,858,030	67,858,030
TOTAL SHORT-TERM FUNDS (Cost $97,410,586)		97,440,137
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,835,725,151)		3,182,138,304
NET OTHER ASSETS (LIABILITIES) - 0.0%		(643,887)
NET ASSETS - 100%		$ 3,181,494,417
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 142,230,057	$ 28,421,497	$ 78,018	$ 126,386,871
Fidelity Advisor Equity Growth Fund Institutional Class	138,952,414	586,162	141,884,524	-	-
Fidelity Advisor Series Equity-Income Fund	263,193,072	29,670,562	46,414,867	5,640,800	249,704,693
Fidelity Advisor Series Growth & Income Fund	204,640,504	16,608,578	55,640,371	3,332,407	173,080,838
Fidelity Advisor Series Growth Opportunities Fund	122,452,317	4,913,679	1,460,244	185,182	138,694,180
Fidelity Advisor Series Opportunistic Insights Fund	117,332,657	9,556,944	23,367,798	-	116,130,069
Fidelity Advisor Series Short-Term Credit Fund	-	29,552,556	-	-	29,582,107
Fidelity Advisor Series Small Cap Fund	69,583,906	7,380,779	13,018,457	116,999	70,690,728
Fidelity Advisor Series Stock Selector Large Cap Value Fund	163,124,211	30,669,976	31,520,226	2,296,528	168,689,690
Fidelity Advisor Short Fixed-Income Fund Institutional Class	95,572,803	2,697,356	98,381,097	525,338	-
Fidelity Institutional Money Market Portfolio Institutional Class	118,288,330	2,892,283	53,322,583	85,491	67,858,030
Fidelity Series 100 Index Fund	74,325,330	7,607,216	13,107,444	1,510,178	75,410,032
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 1000 Value Index Fund	$ 30,074,450	$ 2,510,777	$ 6,257,372	$ 595,067	$ 27,702,811
Fidelity Series All-Sector Equity Fund	178,294,761	27,983,078	39,976,887	1,559,559	167,651,764
Fidelity Series Commodity Strategy Fund	40,864,214	1,235,089	8,192,122	-	24,138,851
Fidelity Series Emerging Markets Debt Fund	22,690,533	1,884,724	4,020,962	1,230,857	19,527,200
Fidelity Series Emerging Markets Fund	133,192,392	69,387,316	16,824,932	1,407,876	182,198,442
Fidelity Series Floating Rate High Income Fund	35,648,893	2,966,112	21,972,587	1,030,544	15,543,509
Fidelity Series High Income Fund	203,741,125	17,359,622	100,838,777	8,465,211	109,195,867
Fidelity Series Inflation-Protected Bond Index Fund	30,235,429	1,571,666	4,860,822	40,703	26,713,647
Fidelity Series International Growth Fund	222,984,013	12,287,534	50,848,220	2,484,456	187,596,587
Fidelity Series International Small Cap Fund	50,730,785	2,492,481	8,994,935	386,849	43,194,786
Fidelity Series International Value Fund	224,576,763	20,990,467	41,765,652	7,680,082	186,353,512
Fidelity Series Investment Grade Bond Fund	728,739,921	220,396,199	112,166,934	20,004,520	858,554,110
Fidelity Series Real Estate Equity Fund	17,589,729	2,534,452	5,645,140	324,968	17,274,870
Fidelity Series Real Estate Income Fund	16,230,635	1,791,147	2,764,546	821,221	15,325,390
Fidelity Series Small Cap Opportunities Fund	86,870,526	13,936,382	16,718,219	266,359	84,939,720
Total	$ 3,389,929,713	$ 683,693,194	$ 948,387,215	$ 60,069,213	$ 3,182,138,304
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015
Assets
Investment in securities, at value (cost $2,835,725,151) - See accompanying schedule		$ 3,182,138,304
Receivable for investments sold		10,946,414
Receivable for fund shares sold		2,088,404
Dividends receivable		22,763
Total assets		3,195,195,885

Liabilities
Payable for investments purchased	$ 3,960,329
Payable for fund shares redeemed	9,077,928
Distribution and service plan fees payable	663,211
Total liabilities		13,701,468

Net Assets		$ 3,181,494,417
Net Assets consist of:
Paid in capital		$ 2,778,949,908
Undistributed net investment income		5,740,153
Accumulated undistributed net realized gain (loss) on investments		50,391,203
Net unrealized appreciation (depreciation) on investments		346,413,153
Net Assets		$ 3,181,494,417
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,775,398,868 ÷ 132,093,833 shares)		$ 13.44

Maximum offering price per share (100/94.25 of $13.44)		$ 14.26
Class T: Net Asset Value and redemption price per share ($440,674,476 ÷ 32,795,757 shares)		$ 13.44

Maximum offering price per share (100/96.50 of $13.44)		$ 13.93
Class B: Net Asset Value and offering price per share ($16,005,407 ÷ 1,189,845 shares)A		$ 13.45

Class C: Net Asset Value and offering price per share ($112,535,475 ÷ 8,432,263 shares)A		$ 13.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($836,880,191 ÷ 61,818,587 shares)		$ 13.54

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 60,069,213

Expenses
Distribution and service plan fees	$ 8,183,458
Independent trustees' compensation	14,214
Total expenses before reductions	8,197,672
Expense reductions	(14,214)	8,183,458
Net investment income (loss)		51,885,755
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	74,088,096
Capital gain distributions from underlying funds	76,855,921
Total net realized gain (loss)		150,944,017
Change in net unrealized appreciation (depreciation) on underlying funds		(17,185,181)
Net gain (loss)		133,758,836
Net increase (decrease) in net assets resulting from operations		$ 185,644,591

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,885,755	$ 40,767,832
Net realized gain (loss)	150,944,017	130,430,680
Change in net unrealized appreciation (depreciation)	(17,185,181)	128,202,291
Net increase (decrease) in net assets resulting from operations	185,644,591	299,400,803
Distributions to shareholders from net investment income	(52,702,785)	(39,035,868)
Distributions to shareholders from net realized gain	(151,703,673)	(136,956,119)
Total distributions	(204,406,458)	(175,991,987)
Share transactions - net increase (decrease)	(188,969,138)	(21,965,032)
Total increase (decrease) in net assets	(207,731,005)	101,443,784

Net Assets
Beginning of period	3,389,225,422	3,287,781,638
End of period (including undistributed net investment income of $5,740,153 and undistributed net investment income of $6,557,183, respectively)	$ 3,181,494,417	$ 3,389,225,422

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 13.05	$ 12.35	$ 12.45	$ 11.21
Income from Investment Operations
Net investment income (loss) C	.22	.16	.18	.19	.16
Net realized and unrealized gain (loss)	.55	1.04	.78	.06	1.36
Total from investment operations	.77	1.20	.96	.25	1.52
Distributions from net investment income	(.23)	(.16)	(.18)	(.18)	(.17)
Distributions from net realized gain	(.64)	(.55)	(.08)	(.18)	(.11)
Total distributions	(.87)	(.71)	(.26)	(.35) F	(.28)
Net asset value, end of period	$ 13.44	$ 13.54	$ 13.05	$ 12.35	$ 12.45
Total ReturnA, B	5.82%	9.38%	7.91%	2.23%	13.73%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.59%	1.22%	1.44%	1.55%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,775,399	$ 1,910,164	$ 1,944,691	$ 1,740,500	$ 1,557,402
Portfolio turnover rate D	21%	40%	21%	18%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.35 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 13.05	$ 12.34	$ 12.45	$ 11.20
Income from Investment Operations
Net investment income (loss) C	.18	.13	.15	.16	.13
Net realized and unrealized gain (loss)	.55	1.03	.79	.05	1.37
Total from investment operations	.73	1.16	.94	.21	1.50
Distributions from net investment income	(.19)	(.13)	(.15)	(.15)	(.13)
Distributions from net realized gain	(.64)	(.55)	(.08)	(.18)	(.11)
Total distributions	(.83)	(.67) H	(.23)	(.32) G	(.25) F
Net asset value, end of period	$ 13.44	$ 13.54	$ 13.05	$ 12.34	$ 12.45
Total ReturnA, B	5.56%	9.11%	7.72%	1.86%	13.50%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.34%	.97%	1.19%	1.30%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 440,674	$ 465,828	$ 430,153	$ 386,416	$ 424,707
Portfolio turnover rate D	21%	40%	21%	18%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

G Total distributions of $.32 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.175 per share.

H Total distributions of $.67 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.549 per share.

Financial Highlights - Class B

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.53	$ 13.04	$ 12.32	$ 12.41	$ 11.17
Income from Investment Operations
Net investment income (loss) C	.11	.06	.09	.10	.08
Net realized and unrealized gain (loss)	.56	1.03	.79	.06	1.35
Total from investment operations	.67	1.09	.88	.16	1.43
Distributions from net investment income	(.11)	(.05)	(.08)	(.08)	(.08)
Distributions from net realized gain	(.64)	(.54)	(.08)	(.17)	(.11)
Total distributions	(.75)	(.60) F	(.16)	(.25)	(.19)
Net asset value, end of period	$ 13.45	$ 13.53	$ 13.04	$ 12.32	$ 12.41
Total ReturnA, B	5.04%	8.49%	7.19%	1.39%	12.87%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.84%	.48%	.69%	.80%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,005	$ 24,060	$ 33,074	$ 43,138	$ 61,856
Portfolio turnover rate D	21%	40%	21%	18%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.60 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.544 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.45	$ 12.97	$ 12.27	$ 12.37	$ 11.14
Income from Investment Operations
Net investment income (loss) C	.11	.06	.09	.10	.08
Net realized and unrealized gain (loss)	.55	1.03	.78	.06	1.34
Total from investment operations	.66	1.09	.87	.16	1.42
Distributions from net investment income	(.12)	(.07)	(.08)	(.09)	(.08)
Distributions from net realized gain	(.64)	(.54)	(.08)	(.17)	(.11)
Total distributions	(.76)	(.61)	(.17) F	(.26)	(.19)
Net asset value, end of period	$ 13.35	$ 13.45	$ 12.97	$ 12.27	$ 12.37
Total ReturnA, B	5.07%	8.57%	7.13%	1.43%	12.89%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.84%	.47%	.69%	.80%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,535	$ 113,194	$ 102,576	$ 97,550	$ 101,019
Portfolio turnover rate D	21%	40%	21%	18%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.63	$ 13.14	$ 12.42	$ 12.53	$ 11.27
Income from Investment Operations
Net investment income (loss) B	.25	.20	.21	.22	.19
Net realized and unrealized gain (loss)	.56	1.03	.80	.05	1.38
Total from investment operations	.81	1.23	1.01	.27	1.57
Distributions from net investment income	(.26)	(.19)	(.21)	(.21)	(.20)
Distributions from net realized gain	(.64)	(.55)	(.08)	(.18)	(.11)
Total distributions	(.90)	(.74)	(.29)	(.38) F	(.31)
Net asset value, end of period	$ 13.54	$ 13.63	$ 13.14	$ 12.42	$ 12.53
Total ReturnA	6.13%	9.58%	8.28%	2.39%	14.09%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.84%	1.47%	1.69%	1.80%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 836,880	$ 875,979	$ 777,288	$ 555,462	$ 365,157
Portfolio turnover rate C	21%	40%	21%	18%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

F Total distributions of $.38 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	4.5	5.1
Fidelity Advisor Series Equity-Income Fund	9.0	9.2
Fidelity Advisor Series Growth & Income Fund	6.2	6.7
Fidelity Advisor Series Growth Opportunities Fund	4.9	4.6
Fidelity Advisor Series Opportunistic Insights Fund	4.1	4.2
Fidelity Advisor Series Small Cap Fund	2.5	2.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	6.0	6.0
Fidelity Series 100 Index Fund	2.7	2.7
Fidelity Series 1000 Value Index Fund	1.0	1.0
Fidelity Series All-Sector Equity Fund	6.0	6.2
Fidelity Series Commodity Strategy Fund	0.8	0.9
Fidelity Series Real Estate Equity Fund	0.6	0.6
Fidelity Series Small Cap Opportunities Fund	3.1	2.9
	51.4	52.5
International Equity Funds
Fidelity Series Emerging Markets Fund	6.2	5.6
Fidelity Series International Growth Fund	6.8	6.9
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	6.8	7.2
	21.4	21.3
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.4	4.7
Fidelity Series Investment Grade Bond Fund	19.5	18.6
Fidelity Series Real Estate Income Fund	0.5	0.5
Fidelity Series Inflation-Protected Bond Index Fund	0.0	0.5
	24.5	25.5
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.8	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	1.9	0.4
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	0.3
	2.7	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	51.4%
International Equity Funds	21.4%
Bond Funds	24.5%
Short-Term Funds	2.7%

Six months ago
Domestic Equity Funds**	52.5%
International Equity Funds	21.3%
Bond Funds	25.5%
Short-Term Funds	0.7%

**Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 51.4%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	13,155,157	$ 144,312,076
Fidelity Advisor Series Equity-Income Fund (c)	22,706,620	287,919,939
Fidelity Advisor Series Growth & Income Fund (c)	14,622,523	198,720,089
Fidelity Advisor Series Growth Opportunities Fund (c)	13,289,872	156,421,792
Fidelity Advisor Series Opportunistic Insights Fund (c)	8,510,825	132,598,648
Fidelity Advisor Series Small Cap Fund (c)	6,934,455	80,717,054
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	14,679,105	193,177,033
Fidelity Series 100 Index Fund (c)	6,519,255	86,640,901
Fidelity Series 1000 Value Index Fund (c)	2,870,484	32,149,422
Fidelity Series All-Sector Equity Fund (c)	13,575,481	192,228,807
Fidelity Series Commodity Strategy Fund (a)(c)	3,977,925	24,344,902
Fidelity Series Real Estate Equity Fund (c)	1,329,770	19,959,849
Fidelity Series Small Cap Opportunities Fund (c)	7,118,276	97,449,201
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,369,911,431)		1,646,639,713
International Equity Funds - 21.4%

Fidelity Series Emerging Markets Fund (c)	11,740,515	199,588,748
Fidelity Series International Growth Fund (c)	15,169,320	218,286,518
Fidelity Series International Small Cap Fund (c)	3,166,526	50,252,763
Fidelity Series International Value Fund (c)	21,399,302	216,774,929
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $588,560,113)		684,902,958
Bond Funds - 24.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	2,006,142	$ 19,479,638
Fidelity Series Floating Rate High Income Fund (c)	1,597,915	15,675,548
Fidelity Series High Income Fund (c)	10,945,501	107,265,912
Fidelity Series Investment Grade Bond Fund (c)	54,102,642	625,967,564
Fidelity Series Real Estate Income Fund (c)	1,360,354	15,385,608
TOTAL BOND FUNDS (Cost $772,149,532)		783,774,270
Short-Term Funds - 2.7%

Fidelity Advisor Series Short-Term Credit Fund (c)	2,651,073	26,537,237
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	61,834,339	61,834,339
TOTAL SHORT-TERM FUNDS (Cost $88,345,066)		88,371,576
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,818,966,142)		3,203,688,517
NET OTHER ASSETS (LIABILITIES) - 0.0%		(632,566)
NET ASSETS - 100%		$ 3,203,055,951
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 168,708,905	$ 39,086,747	$ 85,608	$ 144,312,076
Fidelity Advisor Equity Growth Fund Institutional Class	161,175,772	1,245,516	165,192,796	-	-
Fidelity Advisor Series Equity-Income Fund	292,761,215	39,234,632	47,682,025	6,348,434	287,919,939
Fidelity Advisor Series Growth & Income Fund	218,330,109	22,603,018	50,324,601	3,670,224	198,720,089
Fidelity Advisor Series Growth Opportunities Fund	140,332,644	3,301,520	1,655,609	208,949	156,421,792
Fidelity Advisor Series Opportunistic Insights Fund	127,758,835	14,936,043	24,232,997	-	132,598,648
Fidelity Advisor Series Short-Term Credit Fund	-	26,510,727	-	-	26,537,237
Fidelity Advisor Series Small Cap Fund	77,658,110	9,932,658	14,593,051	133,551	80,717,054
Fidelity Advisor Series Stock Selector Large Cap Value Fund	187,724,084	32,563,676	34,557,274	2,606,319	193,177,033
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,060,855	23,373,312	28,480,700	120,623	-
Fidelity Institutional Money Market Portfolio Institutional Class	8,293,580	57,140,538	3,599,779	32,105	61,834,339
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$ 83,351,878	$ 8,824,653	$ 12,988,813	$ 1,722,622	$ 86,640,901
Fidelity Series 1000 Value Index Fund	33,723,065	3,444,332	6,601,828	681,780	32,149,422
Fidelity Series All-Sector Equity Fund	199,748,704	35,306,105	44,443,367	1,757,250	192,228,807
Fidelity Series Commodity Strategy Fund	41,746,724	1,857,975	9,623,564	-	24,344,902
Fidelity Series Emerging Markets Debt Fund	21,609,039	2,752,643	3,982,860	1,163,792	19,479,638
Fidelity Series Emerging Markets Fund	152,092,142	67,039,223	16,066,689	1,464,785	199,588,748
Fidelity Series Floating Rate High Income Fund	29,402,899	2,517,605	15,184,733	921,430	15,675,548
Fidelity Series High Income Fund	205,989,836	18,216,728	106,058,613	8,272,858	107,265,912
Fidelity Series Inflation-Protected Bond Index Fund	16,291,016	821,520	17,282,009	14,206	-
Fidelity Series International Growth Fund	251,954,473	18,731,362	56,229,493	2,861,052	218,286,518
Fidelity Series International Small Cap Fund	56,606,327	5,214,370	10,478,739	444,273	50,252,763
Fidelity Series International Value Fund	249,705,079	26,821,016	39,342,104	8,933,323	216,774,929
Fidelity Series Investment Grade Bond Fund	555,010,492	129,373,463	74,283,968	14,959,418	625,967,564
Fidelity Series Real Estate Equity Fund	20,247,127	3,145,775	6,585,541	364,095	19,959,849
Fidelity Series Real Estate Income Fund	15,544,088	2,045,594	2,267,738	804,717	15,385,608
Fidelity Series Small Cap Opportunities Fund	97,715,981	15,942,569	17,276,833	307,149	97,449,201
Total	$ 3,249,834,074	$ 741,605,478	$ 848,102,471	$ 57,878,563	$ 3,203,688,517
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015
Assets
Investment in securities, at value (cost $2,818,966,142) - See accompanying schedule		$ 3,203,688,517
Cash		9
Receivable for investments sold		13,587,932
Receivable for fund shares sold		2,840,060
Dividends receivable		20,340
Total assets		3,220,136,858

Liabilities
Payable for investments purchased	$ 6,639,201
Payable for fund shares redeemed	9,796,953
Distribution and service plan fees payable	644,753
Total liabilities		17,080,907

Net Assets		$ 3,203,055,951
Net Assets consist of:
Paid in capital		$ 2,759,225,698
Undistributed net investment income		4,314,157
Accumulated undistributed net realized gain (loss) on investments		54,793,721
Net unrealized appreciation (depreciation) on investments		384,722,375
Net Assets		$ 3,203,055,951
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,853,120,848 ÷ 139,893,036 shares)		$ 13.25

Maximum offering price per share (100/94.25 of $13.25)		$ 14.06
Class T: Net Asset Value and redemption price per share ($405,223,633 ÷ 30,535,260 shares)		$ 13.27

Maximum offering price per share (100/96.50 of $13.27)		$ 13.75
Class B: Net Asset Value and offering price per share ($11,217,459 ÷ 849,693 shares)A		$ 13.20

Class C: Net Asset Value and offering price per share ($94,878,279 ÷ 7,247,585 shares)A		$ 13.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($838,615,732 ÷ 62,803,628 shares)		$ 13.35

Statement of Operations

	Year ended March 31, 2015
Investment Income
Income distributions from underlying funds		$ 57,878,563

Expenses
Distribution and service plan fees	$ 7,743,014
Independent trustees' compensation	13,885
Total expenses before reductions	7,756,899
Expense reductions	(13,885)	7,743,014
Net investment income (loss)		50,135,549
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	78,412,225
Capital gain distributions from underlying funds	85,400,812
Total net realized gain (loss)		163,813,037
Change in net unrealized appreciation (depreciation) on underlying funds		(18,060,813)
Net gain (loss)		145,752,224
Net increase (decrease) in net assets resulting from operations		$ 195,887,773

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,135,549	$ 38,908,952
Net realized gain (loss)	163,813,037	122,398,133
Change in net unrealized appreciation (depreciation)	(18,060,813)	179,518,027
Net increase (decrease) in net assets resulting from operations	195,887,773	340,825,112
Distributions to shareholders from net investment income	(51,154,371)	(37,620,928)
Distributions to shareholders from net realized gain	(158,637,898)	(153,387,663)
Total distributions	(209,792,269)	(191,008,591)
Share transactions - net increase (decrease)	(32,226,786)	184,975,743
Total increase (decrease) in net assets	(46,131,282)	334,792,264

Net Assets
Beginning of period	3,249,187,233	2,914,394,969
End of period (including undistributed net investment income of $4,314,157 and undistributed net investment income of $5,332,978, respectively)	$ 3,203,055,951	$ 3,249,187,233

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 12.72	$ 11.91	$ 12.09	$ 10.76
Income from Investment Operations
Net investment income (loss) C	.21	.16	.18	.18	.16
Net realized and unrealized gain (loss)	.60	1.26	.88	(.01)	1.43
Total from investment operations	.81	1.42	1.06	.17	1.59
Distributions from net investment income	(.22)	(.16)	(.18)	(.17)	(.16)
Distributions from net realized gain	(.67)	(.66)	(.07)	(.18)	(.11)
Total distributions	(.89)	(.81)G	(.25)	(.35)	(.26)F
Net asset value, end of period	$ 13.25	$ 13.33	$ 12.72	$ 11.91	$ 12.09
Total ReturnA, B	6.26%	11.54%	9.00%	1.61%	14.97%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.55%	1.25%	1.54%	1.56%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,853,121	$ 1,907,797	$ 1,806,028	$ 1,539,333	$ 1,290,255
Portfolio turnover rate D	23%	41%	22%	14%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.26 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.106 per share.

G Total distributions of $.81 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.657 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.35	$ 12.74	$ 11.93	$ 12.11	$ 10.78
Income from Investment Operations
Net investment income (loss) C	.17	.13	.15	.15	.13
Net realized and unrealized gain (loss)	.61	1.26	.88	(.01)	1.43
Total from investment operations	.78	1.39	1.03	.14	1.56
Distributions from net investment income	(.19)	(.13)	(.15)	(.14)	(.13)
Distributions from net realized gain	(.67)	(.66)	(.07)	(.18)	(.11)
Total distributions	(.86)	(.78)G	(.22)	(.32)	(.23)F
Net asset value, end of period	$ 13.27	$ 13.35	$ 12.74	$ 11.93	$ 12.11
Total ReturnA, B	6.00%	11.27%	8.74%	1.33%	14.67%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.30%	1.00%	1.29%	1.31%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 405,224	$ 387,919	$ 324,352	$ 257,594	$ 258,166
Portfolio turnover rate D	23%	41%	22%	14%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.23 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.106 per share.

G Total distributions of $.78 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.657 per share.

Financial Highlights - Class B

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 12.66	$ 11.84	$ 12.01	$ 10.70
Income from Investment Operations
Net investment income (loss) C	.11	.06	.09	.09	.07
Net realized and unrealized gain (loss)	.59	1.26	.88	(.01)	1.42
Total from investment operations	.70	1.32	.97	.08	1.49
Distributions from net investment income	(.10)	(.06)	(.08)	(.08)	(.07)
Distributions from net realized gain	(.67)	(.65)	(.07)	(.17)	(.11)
Total distributions	(.77)	(.71)	(.15)	(.25)	(.18)
Net asset value, end of period	$ 13.20	$ 13.27	$ 12.66	$ 11.84	$ 12.01
Total ReturnA, B	5.42%	10.71%	8.26%	.82%	14.02%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.81%	.50%	.79%	.81%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,217	$ 17,698	$ 23,061	$ 29,202	$ 38,946
Portfolio turnover rate D	23%	41%	22%	14%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.19	$ 12.60	$ 11.80	$ 11.98	$ 10.68
Income from Investment Operations
Net investment income (loss) C	.11	.06	.09	.09	.07
Net realized and unrealized gain (loss)	.59	1.25	.87	(.01)	1.41
Total from investment operations	.70	1.31	.96	.08	1.48
Distributions from net investment income	(.12)	(.07)	(.10)	(.09)	(.08)
Distributions from net realized gain	(.67)	(.65)	(.07)	(.17)	(.11)
Total distributions	(.80)H	(.72)	(.16)G	(.26)	(.18)F
Net asset value, end of period	$ 13.09	$ 13.19	$ 12.60	$ 11.80	$ 11.98
Total ReturnA, B	5.42%	10.71%	8.23%	.86%	14.01%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.80%	.50%	.79%	.81%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,878	$ 89,402	$ 74,415	$ 66,126	$ 61,640
Portfolio turnover rate D	23%	41%	22%	14%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.18 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.106 per share.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.066 per share.

H Total distributions of $.80 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.672 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 12.81	$ 11.99	$ 12.17	$ 10.83
Income from Investment Operations
Net investment income (loss) B	.24	.19	.22	.21	.19
Net realized and unrealized gain (loss)	.60	1.28	.88	(.02)	1.44
Total from investment operations	.84	1.47	1.10	.19	1.63
Distributions from net investment income	(.25)	(.19)	(.21)	(.20)	(.18)
Distributions from net realized gain	(.67)	(.66)	(.07)	(.18)	(.11)
Total distributions	(.92)	(.85)	(.28)	(.37)F	(.29)
Net asset value, end of period	$ 13.35	$ 13.43	$ 12.81	$ 11.99	$ 12.17
Total ReturnA	6.48%	11.81%	9.29%	1.84%	15.23%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.80%	1.50%	1.79%	1.81%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 838,616	$ 846,372	$ 686,540	$ 470,704	$ 284,309
Portfolio turnover rate C	23%	41%	22%	14%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.179 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.4	5.7
Fidelity Advisor Series Equity-Income Fund	10.6	11.0
Fidelity Advisor Series Growth & Income Fund	7.4	7.6
Fidelity Advisor Series Growth Opportunities Fund	5.7	5.3
Fidelity Advisor Series Opportunistic Insights Fund	4.9	5.1
Fidelity Advisor Series Small Cap Fund	3.0	2.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.1	7.3
Fidelity Series 100 Index Fund	3.2	3.3
Fidelity Series 1000 Value Index Fund	1.2	1.2
Fidelity Series All-Sector Equity Fund	7.2	7.4
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Real Estate Equity Fund	0.7	0.7
Fidelity Series Small Cap Opportunities Fund	3.6	3.5
	60.8	62.0
International Equity Funds
Fidelity Series Emerging Markets Fund	7.1	6.4
Fidelity Series International Growth Fund	8.3	8.4
Fidelity Series International Small Cap Fund	1.9	1.9
Fidelity Series International Value Fund	8.2	8.5
	25.5	25.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.3	4.7
Fidelity Series Inflation-Protected Bond Index Fund	0.0*	0.1
Fidelity Series Investment Grade Bond Fund	7.5	6.3
Fidelity Series Real Estate Income Fund	0.5	0.5
	12.4	12.8
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.4	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.9	0.0*
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	0.0*
	1.3	0.0*
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	60.8%
International Equity Funds	25.5%
Bond Funds	12.4%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds**	62.0%
International Equity Funds	25.2%
Bond Funds	12.8%
Short-Term Funds	0.0%*

**Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 60.8%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	15,582,456	$ 170,939,544
Fidelity Advisor Series Equity-Income Fund (c)	26,583,946	337,084,440
Fidelity Advisor Series Growth & Income Fund (c)	17,284,634	234,898,179
Fidelity Advisor Series Growth Opportunities Fund (c)	15,297,288	180,049,078
Fidelity Advisor Series Opportunistic Insights Fund (c)	10,081,296	157,066,598
Fidelity Advisor Series Small Cap Fund (c)	8,213,899	95,609,790
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	17,304,733	227,730,290
Fidelity Series 100 Index Fund (c)	7,697,431	102,298,856
Fidelity Series 1000 Value Index Fund (c)	3,393,003	38,001,637
Fidelity Series All-Sector Equity Fund (c)	16,098,853	227,959,760
Fidelity Series Commodity Strategy Fund (a)(c)	4,070,826	24,913,457
Fidelity Series Real Estate Equity Fund (c)	1,576,957	23,670,120
Fidelity Series Small Cap Opportunities Fund (c)	8,416,542	115,222,466
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,631,539,238)		1,935,444,215
International Equity Funds - 25.5%

Fidelity Series Emerging Markets Fund (c)	13,398,224	227,769,807
Fidelity Series International Growth Fund (c)	18,330,784	263,779,980
Fidelity Series International Small Cap Fund (c)	3,810,457	60,471,957
Fidelity Series International Value Fund (c)	25,647,944	259,813,671
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $711,195,823)		811,835,415
Bond Funds - 12.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	2,037,034	$ 19,779,598
Fidelity Series Floating Rate High Income Fund (c)	1,579,434	15,494,247
Fidelity Series High Income Fund (c)	10,851,680	106,346,466
Fidelity Series Inflation-Protected Bond Index Fund (c)	97	946
Fidelity Series Investment Grade Bond Fund (c)	20,517,370	237,385,975
Fidelity Series Real Estate Income Fund (c)	1,358,408	15,363,594
TOTAL BOND FUNDS (Cost $388,102,565)		394,370,826
Short-Term Funds - 1.3%

Fidelity Advisor Series Short-Term Credit Fund (c)	1,329,615	13,309,442
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	27,494,891	27,494,891
TOTAL SHORT-TERM FUNDS (Cost $40,791,038)		40,804,333
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,771,628,664)		3,182,454,789
NET OTHER ASSETS (LIABILITIES) - 0.0%		(623,794)
NET ASSETS - 100%		$ 3,181,830,995
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 187,961,414	$ 33,539,561	$ 99,613	$ 170,939,544
Fidelity Advisor Equity Growth Fund Institutional Class	180,591,438	945,880	184,565,525	-	-
Fidelity Advisor Series Equity-Income Fund	352,044,918	47,881,567	67,256,798	7,508,080	337,084,440
Fidelity Advisor Series Growth & Income Fund	232,896,023	37,001,246	43,550,074	4,077,666	234,898,179
Fidelity Advisor Series Growth Opportunities Fund	163,539,168	3,201,239	3,340,253	240,207	180,049,078
Fidelity Advisor Series Opportunistic Insights Fund	160,612,516	14,851,788	35,553,013	-	157,066,598
Fidelity Advisor Series Short-Term Credit Fund	-	13,296,147	-	-	13,309,442
Fidelity Advisor Series Small Cap Fund	92,792,339	14,300,984	20,840,686	162,978	95,609,790
Fidelity Advisor Series Stock Selector Large Cap Value Fund	233,801,000	35,165,602	50,612,431	3,051,911	227,730,290
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	16,401,573	16,422,873	51,692	-
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ -	$ 34,986,450	$ 7,491,559	$ 15,309	$ 27,494,891
Fidelity Series 100 Index Fund	97,248,296	14,547,140	18,307,197	2,075,599	102,298,856
Fidelity Series 1000 Value Index Fund	39,339,638	4,009,474	7,228,548	802,972	38,001,637
Fidelity Series All-Sector Equity Fund	228,813,984	44,448,342	46,708,776	2,066,473	227,959,760
Fidelity Series Commodity Strategy Fund	38,561,460	1,792,778	5,566,347	-	24,913,457
Fidelity Series Emerging Markets Debt Fund	22,045,419	23,219,971	24,473,237	1,208,180	19,779,598
Fidelity Series Emerging Markets Fund	177,281,078	74,067,959	19,748,080	1,687,305	227,769,807
Fidelity Series Floating Rate High Income Fund	27,356,941	2,527,616	13,341,679	883,544	15,494,247
Fidelity Series High Income Fund	213,571,385	17,151,102	113,442,307	8,211,938	106,346,466
Fidelity Series Inflation-Protected Bond Index Fund	3,070,098	1,649,738	4,727,519	2,892	946
Fidelity Series International Growth Fund	296,012,399	21,397,699	58,219,771	3,443,679	263,779,980
Fidelity Series International Small Cap Fund	67,209,134	5,149,525	10,606,645	537,647	60,471,957
Fidelity Series International Value Fund	291,472,129	33,144,144	40,908,182	10,526,547	259,813,671
Fidelity Series Investment Grade Bond Fund	165,148,062	95,474,052	28,612,651	5,003,930	237,385,975
Fidelity Series Real Estate Equity Fund	21,919,897	5,289,988	7,136,578	418,187	23,670,120
Fidelity Series Real Estate Income Fund	15,456,345	2,017,857	2,170,857	802,003	15,363,594
Fidelity Series Small Cap Opportunities Fund	117,534,715	19,770,129	23,366,828	371,217	115,222,466
Total	$ 3,238,318,382	$ 771,651,404	$ 887,737,975	$ 53,249,569	$ 3,182,454,789
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015
Assets
Investment in securities, at value (cost $2,771,628,664) - See accompanying schedule		$ 3,182,454,789
Cash		4
Receivable for investments sold		6,299,820
Receivable for fund shares sold		2,386,757
Dividends receivable		10,209
Total assets		3,191,151,579

Liabilities
Payable for investments purchased	$ 2,479,017
Payable for fund shares redeemed	6,208,066
Distribution and service plan fees payable	633,501
Total liabilities		9,320,584

Net Assets		$ 3,181,830,995
Net Assets consist of:
Paid in capital		$ 2,704,589,255
Undistributed net investment income		2,120,267
Accumulated undistributed net realized gain (loss) on investments		64,295,348
Net unrealized appreciation (depreciation) on investments		410,826,125
Net Assets		$ 3,181,830,995
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,704,035,552 ÷ 120,556,091 shares)		$ 14.13

Maximum offering price per share (100/94.25 of $14.13)		$ 14.99
Class T: Net Asset Value and redemption price per share ($453,136,767 ÷ 32,169,645 shares)		$ 14.09

Maximum offering price per share (100/96.50 of $14.09)		$ 14.60
Class B: Net Asset Value and offering price per share ($13,943,962 ÷ 990,172 shares)A		$ 14.08

Class C: Net Asset Value and offering price per share ($91,153,716 ÷ 6,523,274 shares)A		$ 13.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($919,560,998 ÷ 64,704,789 shares)		$ 14.21

Statement of Operations

	Year ended March 31, 2015
Investment Income
Income distributions from underlying funds		$ 53,249,569

Expenses
Distribution and service plan fees	$ 7,645,716
Independent trustees' compensation	13,776
Total expenses before reductions	7,659,492
Expense reductions	(13,776)	7,645,716
Net investment income (loss)		45,603,853
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	83,924,632
Capital gain distributions from underlying funds	98,911,060
Total net realized gain (loss)		182,835,692
Change in net unrealized appreciation (depreciation) on underlying funds		(23,701,670)
Net gain (loss)		159,134,022
Net increase (decrease) in net assets resulting from operations		$ 204,737,875

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 45,603,853	$ 38,580,941
Net realized gain (loss)	182,835,692	116,146,729
Change in net unrealized appreciation (depreciation)	(23,701,670)	213,220,407
Net increase (decrease) in net assets resulting from operations	204,737,875	367,948,077
Distributions to shareholders from net investment income	(46,150,255)	(40,012,043)
Distributions to shareholders from net realized gain	(155,012,649)	(149,090,135)
Total distributions	(201,162,904)	(189,102,178)
Share transactions - net increase (decrease)	(59,413,992)	104,883,603
Total increase (decrease) in net assets	(55,839,021)	283,729,502

Net Assets
Beginning of period	3,237,670,016	2,953,940,514
End of period (including undistributed net investment income of $2,120,267 and undistributed net investment income of $2,666,670, respectively)	$ 3,181,830,995	$ 3,237,670,016

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.15	$ 13.36	$ 12.48	$ 12.72	$ 11.29
Income from Investment Operations
Net investment income (loss) C	.20	.17	.20	.19	.16
Net realized and unrealized gain (loss)	.70	1.47	.94	(.06)	1.54
Total from investment operations	.90	1.64	1.14	.13	1.70
Distributions from net investment income	(.21)	(.18)	(.20)	(.18)	(.16)
Distributions from net realized gain	(.71)	(.67)	(.06)	(.19)	(.11)
Total distributions	(.92)	(.85)	(.26)	(.37)	(.27)
Net asset value, end of period	$ 14.13	$ 14.15	$ 13.36	$ 12.48	$ 12.72
Total ReturnA, B	6.54%	12.60%	9.25%	1.25%	15.27%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.42%	1.24%	1.58%	1.57%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,704,036	$ 1,777,132	$ 1,747,549	$ 1,506,827	$ 1,340,583
Portfolio turnover rate D	24%	53%	23%	16%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.10	$ 13.32	$ 12.44	$ 12.68	$ 11.25
Income from Investment Operations
Net investment income (loss) C	.17	.14	.17	.16	.13
Net realized and unrealized gain (loss)	.71	1.46	.94	(.06)	1.54
Total from investment operations	.88	1.60	1.11	.10	1.67
Distributions from net investment income	(.18)	(.15)	(.17)	(.15)	(.13)
Distributions from net realized gain	(.71)	(.67)	(.06)	(.19)	(.11)
Total distributions	(.89)	(.82)	(.23)	(.34)	(.24)
Net asset value, end of period	$ 14.09	$ 14.10	$ 13.32	$ 12.44	$ 12.68
Total ReturnA, B	6.37%	12.29%	9.02%	.98%	14.98%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.17%	.99%	1.33%	1.32%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 453,137	$ 453,944	$ 387,102	$ 335,407	$ 348,443
Portfolio turnover rate D	24%	53%	23%	16%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class B

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.07	$ 13.29	$ 12.41	$ 12.63	$ 11.21
Income from Investment Operations
Net investment income (loss) C	.10	.07	.10	.10	.07
Net realized and unrealized gain (loss)	.70	1.45	.94	(.06)	1.53
Total from investment operations	.80	1.52	1.04	.04	1.60
Distributions from net investment income	(.10)	(.07)	(.10)	(.08)	(.07)
Distributions from net realized gain	(.69)	(.66)	(.06)	(.18)	(.11)
Total distributions	(.79)	(.74)F	(.16)	(.26)	(.18)
Net asset value, end of period	$ 14.08	$ 14.07	$ 13.29	$ 12.41	$ 12.63
Total ReturnA, B	5.82%	11.69%	8.44%	.52%	14.38%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.67%	.49%	.83%	.82%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,944	$ 21,330	$ 27,191	$ 34,324	$ 47,275
Portfolio turnover rate D	24%	53%	23%	16%	38%
A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.74 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.00	$ 13.23	$ 12.37	$ 12.60	$ 11.19
Income from Investment Operations
Net investment income (loss) C	.09	.07	.10	.10	.07
Net realized and unrealized gain (loss)	.70	1.45	.93	(.05)	1.53
Total from investment operations	.79	1.52	1.03	.05	1.60
Distributions from net investment income	(.12)	(.09)	(.11)	(.09)	(.08)
Distributions from net realized gain	(.70)	(.66)	(.06)	(.18)	(.11)
Total distributions	(.82)	(.75)	(.17)	(.28)F	(.19)
Net asset value, end of period	$ 13.97	$ 14.00	$ 13.23	$ 12.37	$ 12.60
Total ReturnA, B	5.76%	11.77%	8.39%	.55%	14.38%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.67%	.49%	.83%	.82%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,154	$ 87,867	$ 75,384	$ 66,418	$ 68,349
Portfolio turnover rate D	24%	53%	23%	16%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.28 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.182 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.22	$ 13.42	$ 12.54	$ 12.77	$ 11.33
Income from Investment Operations
Net investment income (loss) B	.24	.20	.23	.22	.19
Net realized and unrealized gain (loss)	.71	1.48	.94	(.05)	1.55
Total from investment operations	.95	1.68	1.17	.17	1.74
Distributions from net investment income	(.25)	(.21)	(.23)	(.21)	(.19)
Distributions from net realized gain	(.71)	(.67)	(.06)	(.19)	(.11)
Total distributions	(.96)	(.88)	(.29)	(.40)	(.30)
Net asset value, end of period	$ 14.21	$ 14.22	$ 13.42	$ 12.54	$ 12.77
Total ReturnA	6.85%	12.89%	9.47%	1.57%	15.56%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.67%	1.49%	1.83%	1.82%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 919,561	$ 897,398	$ 716,715	$ 505,761	$ 321,529
Portfolio turnover rate C	24%	53%	23%	16%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.8	6.1
Fidelity Advisor Series Equity-Income Fund	11.5	11.7
Fidelity Advisor Series Growth & Income Fund	8.0	8.1
Fidelity Advisor Series Growth Opportunities Fund	5.9	5.6
Fidelity Advisor Series Opportunistic Insights Fund	5.3	5.4
Fidelity Advisor Series Small Cap Fund	3.3	3.1
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.7
Fidelity Series 100 Index Fund	3.4	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.7	7.9
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	4.0	3.7
	65.5	65.9
International Equity Funds
Fidelity Series Emerging Markets Fund	7.7	6.7
Fidelity Series International Growth Fund	9.0	9.1
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	9.1
	27.6	26.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.4	4.4
Fidelity Series Investment Grade Bond Fund	0.6	0.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.6	6.5
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.4	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.9	0.5
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	0.2
	1.3	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.5%
International Equity Funds	27.6%
Bond Funds	5.6%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds**	65.9%
International Equity Funds	26.9%
Bond Funds	6.5%
Short-Term Funds	0.7%

**Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	12,677,449	$ 139,071,615
Fidelity Advisor Series Equity-Income Fund (c)	21,654,254	274,575,945
Fidelity Advisor Series Growth & Income Fund (c)	14,043,086	190,845,540
Fidelity Advisor Series Growth Opportunities Fund (c)	12,043,049	141,746,692
Fidelity Advisor Series Opportunistic Insights Fund (c)	8,221,560	128,091,910
Fidelity Advisor Series Small Cap Fund (c)	6,778,732	78,904,440
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	14,025,960	184,581,639
Fidelity Series 100 Index Fund (c)	6,196,145	82,346,765
Fidelity Series 1000 Value Index Fund (c)	2,734,981	30,631,793
Fidelity Series All-Sector Equity Fund (c)	13,088,226	185,329,287
Fidelity Series Commodity Strategy Fund (a)(c)	2,978,625	18,229,184
Fidelity Series Real Estate Equity Fund (c)	1,245,336	18,692,496
Fidelity Series Small Cap Opportunities Fund (c)	6,981,584	95,577,883
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,321,659,987)		1,568,625,189
International Equity Funds - 27.6%

Fidelity Series Emerging Markets Fund (c)	10,840,761	184,292,937
Fidelity Series International Growth Fund (c)	14,962,750	215,313,978
Fidelity Series International Small Cap Fund (c)	3,047,464	48,363,252
Fidelity Series International Value Fund (c)	20,961,368	212,338,660
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $577,907,166)		660,308,827
Bond Funds - 5.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,532,551	$ 14,881,074
Fidelity Series Floating Rate High Income Fund (c)	1,183,573	11,610,849
Fidelity Series High Income Fund (c)	8,270,708	81,052,937
Fidelity Series Investment Grade Bond Fund (c)	1,209,949	13,999,115
Fidelity Series Real Estate Income Fund (c)	1,018,386	11,517,949
TOTAL BOND FUNDS (Cost $133,654,176)		133,061,924
Short-Term Funds - 1.3%

Fidelity Advisor Series Short-Term Credit Fund (c)	1,022,351	10,233,738
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	21,928,807	21,928,807
TOTAL SHORT-TERM FUNDS (Cost $32,152,322)		32,162,545
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,065,373,651)		2,394,158,485
NET OTHER ASSETS (LIABILITIES) - 0.0%		(450,881)
NET ASSETS - 100%		$ 2,393,707,604
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 150,370,771	$ 24,509,736	$ 80,373	$ 139,071,615
Fidelity Advisor Equity Growth Fund Institutional Class	141,294,616	1,887,474	145,619,269	5,917,059	-
Fidelity Advisor Series Equity-Income Fund	272,505,609	46,644,995	47,730,457	3,219,832	274,575,945
Fidelity Advisor Series Growth & Income Fund	182,126,478	31,124,997	29,015,695	189,088	190,845,540
Fidelity Advisor Series Growth Opportunities Fund	125,758,071	4,267,774	1,343,005	-	141,746,692
Fidelity Advisor Series Opportunistic Insights Fund	115,284,750	21,510,235	21,992,991	-	128,091,910
Fidelity Advisor Series Short-Term Credit Fund	-	10,223,515	-	128,964	10,233,738
Fidelity Advisor Series Small Cap Fund	70,939,088	13,594,937	13,129,791	2,444,843	78,904,440
Fidelity Advisor Series Stock Selector Large Cap Value Fund	179,823,059	31,894,952	34,248,759	40,671	184,581,639
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Short Fixed-Income Fund Institutional Class	$ -	$ 10,665,072	$ 10,681,135	$ 12,704	$ -
Fidelity Institutional Money Market Portfolio Institutional Class	-	25,731,904	3,803,097	-	21,928,807
Fidelity Series 100 Index Fund	75,235,973	13,033,514	12,832,674	1,649,020	82,346,765
Fidelity Series 1000 Value Index Fund	30,432,611	4,144,914	5,407,733	639,613	30,631,793
Fidelity Series All-Sector Equity Fund	185,070,728	36,188,823	37,197,335	1,650,596	185,329,287
Fidelity Series Commodity Strategy Fund	22,856,693	5,155,921	2,800,363	-	18,229,184
Fidelity Series Emerging Markets Debt Fund	16,281,964	2,623,385	3,363,269	863,185	14,881,074
Fidelity Series Emerging Markets Fund	135,297,323	65,460,433	13,797,815	1,273,068	184,292,937
Fidelity Series Floating Rate High Income Fund	17,568,838	1,934,523	7,130,823	604,049	11,610,849
Fidelity Series High Income Fund	158,357,676	14,591,105	83,630,030	6,132,060	81,052,937
Fidelity Series International Growth Fund	227,481,559	20,807,828	36,569,568	2,751,157	215,313,978
Fidelity Series International Small Cap Fund	49,476,492	6,529,176	6,656,462	420,692	48,363,252
Fidelity Series International Value Fund	226,185,277	36,505,808	31,607,666	8,367,821	212,338,660
Fidelity Series Investment Grade Bond Fund	35,186,927	8,025,136	29,764,930	559,420	13,999,115
Fidelity Series Real Estate Equity Fund	18,628,918	3,250,700	6,133,081	338,032	18,692,496
Fidelity Series Real Estate Income Fund	11,401,057	1,889,862	1,818,602	593,298	11,517,949
Fidelity Series Small Cap Opportunities Fund	89,345,729	19,469,009	14,553,403	293,652	95,577,883
Total	$ 2,386,539,436	$ 587,526,766	$ 625,337,689	$ 38,169,197	$ 2,394,158,485
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $2,065,373,651) - See accompanying schedule		$ 2,394,158,485
Cash		229
Receivable for investments sold		7,702,298
Receivable for fund shares sold		2,876,994
Dividends receivable		7,857
Total assets		2,404,745,863

Liabilities
Payable for investments purchased	$ 3,351,506
Payable for fund shares redeemed	7,229,588
Distribution and service plan fees payable	457,165
Total liabilities		11,038,259

Net Assets		$ 2,393,707,604
Net Assets consist of:
Paid in capital		$ 2,014,387,614
Undistributed net investment income		766,745
Accumulated undistributed net realized gain (loss) on investments		49,768,411
Net unrealized appreciation (depreciation) on investments		328,784,834
Net Assets		$ 2,393,707,604

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,313,452,172 ÷ 97,251,859 shares)		$ 13.51

Maximum offering price per share (100/94.25 of $13.51)		$ 14.33
Class T: Net Asset Value and redemption price per share ($303,711,288 ÷ 22,624,956 shares)		$ 13.42

Maximum offering price per share (100/96.50 of $13.42)		$ 13.91
Class B: Net Asset Value and offering price per share ($9,559,649 ÷ 716,701 shares)A		$ 13.34

Class C: Net Asset Value and offering price per share ($56,317,951 ÷ 4,243,133 shares)A		$ 13.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($710,666,544 ÷ 52,311,383 shares)		$ 13.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 38,169,197

Expenses
Distribution and service plan fees	$ 5,416,402
Independent trustees' compensation	10,218
Total expenses before reductions	5,426,620
Expense reductions	(10,218)	5,416,402
Net investment income (loss)		32,752,795
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	64,466,195
Capital gain distributions from underlying funds	78,631,818
Total net realized gain (loss)		143,098,013
Change in net unrealized appreciation (depreciation) on underlying funds		(19,036,232)
Net gain (loss)		124,061,781
Net increase (decrease) in net assets resulting from operations		$ 156,814,576

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,752,795	$ 25,780,841
Net realized gain (loss)	143,098,013	91,896,523
Change in net unrealized appreciation (depreciation)	(19,036,232)	181,369,240
Net increase (decrease) in net assets resulting from operations	156,814,576	299,046,604
Distributions to shareholders from net investment income	(33,529,759)	(26,415,277)
Distributions to shareholders from net realized gain	(124,965,915)	(132,187,659)
Total distributions	(158,495,674)	(158,602,936)
Share transactions - net increase (decrease)	9,300,018	161,766,995
Total increase (decrease) in net assets	7,618,920	302,210,663

Net Assets
Beginning of period	2,386,088,684	2,083,878,021
End of period (including undistributed net investment income of $766,745 and undistributed net investment income of $1,543,708, respectively)	$ 2,393,707,604	$ 2,386,088,684

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 12.74	$ 11.80	$ 12.11	$ 10.65
Income from Investment Operations
Net investment income (loss) C	.19	.15	.18	.16	.14
Net realized and unrealized gain (loss)	.71	1.59	.97	(.13)	1.56
Total from investment operations	.90	1.74	1.15	.03	1.70
Distributions from net investment income	(.19)	(.15)	(.18)	(.15)	(.13)
Distributions from net realized gain	(.73)	(.79)	(.04)	(.19)	(.11)
Total distributions	(.93) G	(.94)	(.21) F	(.34)	(.24)
Net asset value, end of period	$ 13.51	$ 13.54	$ 12.74	$ 11.80	$ 12.11
Total ReturnA, B	6.81%	14.15%	9.89%	.47%	16.13%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.36%	1.13%	1.54%	1.39%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,313,452	$ 1,348,500	$ 1,258,797	$ 1,057,102	$ 906,896
Portfolio turnover rate D	25%	48%	25%	13%	30%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.036 per share.

G Total distributions of $.93 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.733 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.46	$ 12.68	$ 11.74	$ 12.05	$ 10.60
Income from Investment Operations
Net investment income (loss) C	.15	.11	.15	.13	.11
Net realized and unrealized gain (loss)	.71	1.58	.97	(.13)	1.55
Total from investment operations	.86	1.69	1.12	-	1.66
Distributions from net investment income	(.16)	(.12)	(.15)	(.12)	(.11)
Distributions from net realized gain	(.73)	(.79)	(.04)	(.19)	(.11)
Total distributions	(.90) H	(.91)	(.18) G	(.31)	(.21) F
Net asset value, end of period	$ 13.42	$ 13.46	$ 12.68	$ 11.74	$ 12.05
Total ReturnA, B	6.52%	13.81%	9.69%	.19%	15.84%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.11%	.88%	1.29%	1.14%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 303,711	$ 276,113	$ 216,701	$ 166,843	$ 169,442
Portfolio turnover rate D	25%	48%	25%	13%	30%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.105 per share.

G Total distributions of $.18 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.036 per share.

H Total distributions of $.90 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.733 per share.

Financial Highlights - Class B

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.37	$ 12.59	$ 11.67	$ 11.96	$ 10.52
Income from Investment Operations
Net investment income (loss) C	.08	.05	.09	.07	.05
Net realized and unrealized gain (loss)	.70	1.57	.95	(.12)	1.55
Total from investment operations	.78	1.62	1.04	(.05)	1.60
Distributions from net investment income	(.10)	(.06)	(.09)	(.07)	(.06)
Distributions from net realized gain	(.72)	(.78)	(.04)	(.17)	(.10)
Total distributions	(.81) G	(.84)	(.12) F	(.24)	(.16)
Net asset value, end of period	$ 13.34	$ 13.37	$ 12.59	$ 11.67	$ 11.96
Total ReturnA, B	6.00%	13.32%	9.02%	(.23)%	15.28%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	.38%	.79%	.64%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,560	$ 14,454	$ 17,884	$ 22,013	$ 28,360
Portfolio turnover rate D	25%	48%	25%	13%	30%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.12 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.036 per share.

G Total distributions of $.81 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.718 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 12.56	$ 11.65	$ 11.96	$ 10.52
Income from Investment Operations
Net investment income (loss) C	.08	.05	.09	.07	.06
Net realized and unrealized gain (loss)	.70	1.56	.95	(.13)	1.54
Total from investment operations	.78	1.61	1.04	(.06)	1.60
Distributions from net investment income	(.11)	(.07)	(.10)	(.08)	(.06)
Distributions from net realized gain	(.72)	(.78)	(.04)	(.18)	(.10)
Total distributions	(.83)	(.85)	(.13) G	(.25) F	(.16)
Net asset value, end of period	$ 13.27	$ 13.32	$ 12.56	$ 11.65	$ 11.96
Total ReturnA, B	6.01%	13.27%	9.04%	(.29)%	15.33%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.61%	.38%	.79%	.64%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,318	$ 51,931	$ 43,447	$ 38,614	$ 36,389
Portfolio turnover rate D	25%	48%	25%	13%	30%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.176 per share.

G Total distributions of $.13 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.036 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.80	$ 11.86	$ 12.17	$ 10.69
Income from Investment Operations
Net investment income (loss) B	.22	.18	.21	.19	.17
Net realized and unrealized gain (loss)	.72	1.60	.97	(.14)	1.57
Total from investment operations	.94	1.78	1.18	.05	1.74
Distributions from net investment income	(.23)	(.18)	(.20)	(.17)	(.16)
Distributions from net realized gain	(.73)	(.79)	(.04)	(.19)	(.11)
Total distributions	(.96)	(.97)	(.24)	(.36)	(.26) F
Net asset value, end of period	$ 13.59	$ 13.61	$ 12.80	$ 11.86	$ 12.17
Total ReturnA	7.11%	14.44%	10.10%	.71%	16.51%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.61%	1.38%	1.79%	1.64%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 710,667	$ 695,092	$ 547,049	$ 360,580	$ 218,092
Portfolio turnover rate C	25%	48%	25%	13%	30%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.26 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.8	6.2
Fidelity Advisor Series Equity-Income Fund	11.5	11.7
Fidelity Advisor Series Growth & Income Fund	7.9	8.1
Fidelity Advisor Series Growth Opportunities Fund	6.0	5.6
Fidelity Advisor Series Opportunistic Insights Fund	5.3	5.4
Fidelity Advisor Series Small Cap Fund	3.3	3.1
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.7
Fidelity Series 100 Index Fund	3.4	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.7	7.8
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	4.0	3.7
	65.5	65.9
International Equity Funds
Fidelity Series Emerging Markets Fund	7.7	6.6
Fidelity Series International Growth Fund	9.0	9.1
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	9.1
	27.6	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.3	4.4
Fidelity Series Investment Grade Bond Fund	0.6	0.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.5	6.6
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.5	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.9	0.5
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	0.2
	1.4	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.5%
International Equity Funds	27.6%
Bond Funds	5.5%
Short-Term Funds	1.4%

Six months ago
Domestic Equity Funds**	65.9%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	11,993,169	$ 131,565,060
Fidelity Advisor Series Equity-Income Fund (c)	20,472,631	259,592,965
Fidelity Advisor Series Growth & Income Fund (c)	13,221,408	179,678,929
Fidelity Advisor Series Growth Opportunities Fund (c)	11,476,402	135,077,253
Fidelity Advisor Series Opportunistic Insights Fund (c)	7,779,613	121,206,364
Fidelity Advisor Series Small Cap Fund (c)	6,412,810	74,645,104
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	13,256,003	174,448,993
Fidelity Series 100 Index Fund (c)	5,842,903	77,652,185
Fidelity Series 1000 Value Index Fund (c)	2,585,517	28,957,796
Fidelity Series All-Sector Equity Fund (c)	12,381,821	175,326,589
Fidelity Series Commodity Strategy Fund (a)(c)	2,817,357	17,242,225
Fidelity Series Real Estate Equity Fund (c)	1,202,869	18,055,060
Fidelity Series Small Cap Opportunities Fund (c)	6,606,691	90,445,593
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,253,007,868)		1,483,894,116
International Equity Funds - 27.6%

Fidelity Series Emerging Markets Fund (c)	10,203,125	173,453,127
Fidelity Series International Growth Fund (c)	14,219,496	204,618,540
Fidelity Series International Small Cap Fund (c)	2,886,266	45,805,043
Fidelity Series International Value Fund (c)	19,908,155	201,669,613
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $542,854,615)		625,546,323
Bond Funds - 5.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,450,244	$ 14,081,870
Fidelity Series Floating Rate High Income Fund (c)	1,120,041	10,987,601
Fidelity Series High Income Fund (c)	7,733,923	75,792,449
Fidelity Series Investment Grade Bond Fund (c)	1,138,775	13,175,630
Fidelity Series Real Estate Income Fund (c)	963,592	10,898,223
TOTAL BOND FUNDS (Cost $126,138,783)		124,935,773
Short-Term Funds - 1.4%

Fidelity Advisor Series Short-Term Credit Fund (c)	967,552	9,685,199
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	20,743,058	20,743,058
TOTAL SHORT-TERM FUNDS (Cost $30,418,582)		30,428,257
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,952,419,848)		2,264,804,469
NET OTHER ASSETS (LIABILITIES) - 0.0%		(447,712)
NET ASSETS - 100%		$ 2,264,356,757
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 146,402,839	$ 27,629,107	$ 75,432	$ 131,565,060
Fidelity Advisor Equity Growth Fund Institutional Class	138,961,629	1,534,552	142,892,369	-	-
Fidelity Advisor Series Equity-Income Fund	261,630,767	42,187,609	47,486,352	5,661,393	259,592,965
Fidelity Advisor Series Growth & Income Fund	178,845,619	24,356,650	30,003,339	3,100,482	179,678,929
Fidelity Advisor Series Growth Opportunities Fund	121,857,798	2,714,326	1,985,252	181,058	135,077,253
Fidelity Advisor Series Opportunistic Insights Fund	105,843,986	23,779,932	20,900,963	-	121,206,364
Fidelity Advisor Series Short-Term Credit Fund	-	9,675,524	-	-	9,685,199
Fidelity Advisor Series Small Cap Fund	67,823,649	12,266,118	12,504,598	122,925	74,645,104
Fidelity Advisor Series Stock Selector Large Cap Value Fund	172,735,870	27,977,740	33,223,570	2,314,532	174,448,993
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Short Fixed-Income Fund Institutional Class	$ -	$ 10,240,847	$ 10,255,844	$ 38,797	$ -
Fidelity Institutional Money Market Portfolio Institutional Class	-	24,594,209	3,851,152	12,068	20,743,058
Fidelity Series 100 Index Fund	71,810,712	11,898,017	12,627,326	1,568,843	77,652,185
Fidelity Series 1000 Value Index Fund	28,965,437	3,685,716	5,083,137	606,328	28,957,796
Fidelity Series All-Sector Equity Fund	176,328,497	33,208,409	35,425,890	1,568,778	175,326,589
Fidelity Series Commodity Strategy Fund	21,731,866	4,873,780	2,701,170	-	17,242,225
Fidelity Series Emerging Markets Debt Fund	15,630,303	2,062,978	2,949,773	832,409	14,081,870
Fidelity Series Emerging Markets Fund	129,991,691	61,683,184	15,093,430	1,304,058	173,453,127
Fidelity Series Floating Rate High Income Fund	15,306,495	1,665,454	5,258,980	549,502	10,987,601
Fidelity Series High Income Fund	152,152,524	13,192,789	81,617,501	5,432,714	75,792,449
Fidelity Series International Growth Fund	216,516,370	20,149,519	35,358,618	2,636,187	204,618,540
Fidelity Series International Small Cap Fund	48,849,717	4,560,766	6,640,359	402,862	45,805,043
Fidelity Series International Value Fund	217,831,731	33,445,572	31,571,866	7,900,227	201,669,613
Fidelity Series Investment Grade Bond Fund	35,619,081	6,900,436	29,901,114	549,523	13,175,630
Fidelity Series Real Estate Equity Fund	17,742,353	2,810,624	5,314,764	322,804	18,055,060
Fidelity Series Real Estate Income Fund	10,957,496	1,747,890	1,850,727	566,239	10,898,223
Fidelity Series Small Cap Opportunities Fund	85,786,605	17,526,694	13,990,247	278,199	90,445,593
Total	$ 2,292,920,196	$ 545,142,174	$ 616,117,448	$ 36,025,360	$ 2,264,804,469
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,952,419,848) - See accompanying schedule		$ 2,264,804,469
Cash		6
Receivable for investments sold		6,613,952
Receivable for fund shares sold		2,307,366
Dividends receivable		7,438
Total assets		2,273,733,231

Liabilities
Payable for investments purchased	$ 3,023,221
Payable for fund shares redeemed	5,898,290
Distribution and service plan fees payable	454,963
Total liabilities		9,376,474

Net Assets		$ 2,264,356,757
Net Assets consist of:
Paid in capital		$ 1,902,143,942
Undistributed net investment income		703,123
Accumulated undistributed net realized gain (loss) on investments		49,125,071
Net unrealized appreciation (depreciation) on investments		312,384,621
Net Assets		$ 2,264,356,757

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,154,277,456 ÷ 79,636,174 shares)		$ 14.49

Maximum offering price per share (100/94.25 of $14.49)		$ 15.37
Class T: Net Asset Value and redemption price per share ($333,069,051 ÷ 23,043,391 shares)		$ 14.45

Maximum offering price per share (100/96.50 of $14.45)		$ 14.97
Class B: Net Asset Value and offering price per share ($11,601,915 ÷ 808,245 shares)A		$ 14.35

Class C: Net Asset Value and offering price per share ($77,130,321 ÷ 5,406,893 shares)A		$ 14.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($688,278,014 ÷ 47,224,588 shares)		$ 14.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 36,025,360

Expenses
Distribution and service plan fees	$ 5,504,171
Independent trustees' compensation	9,771
Total expenses before reductions	5,513,942
Expense reductions	(9,771)	5,504,171
Net investment income (loss)		30,521,189
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	60,426,551
Capital gain distributions from underlying funds	75,358,922
Total net realized gain (loss)		135,785,473
Change in net unrealized appreciation (depreciation) on underlying funds		(17,567,018)
Net gain (loss)		118,218,455
Net increase (decrease) in net assets resulting from operations		$ 148,739,644

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,521,189	$ 23,939,321
Net realized gain (loss)	135,785,473	86,510,906
Change in net unrealized appreciation (depreciation)	(17,567,018)	183,007,985
Net increase (decrease) in net assets resulting from operations	148,739,644	293,458,212
Distributions to shareholders from net investment income	(31,124,677)	(24,578,250)
Distributions to shareholders from net realized gain	(116,446,633)	(126,026,952)
Total distributions	(147,571,310)	(150,605,202)
Share transactions - net increase (decrease)	(29,267,178)	131,257,777
Total increase (decrease) in net assets	(28,098,844)	274,110,787

Net Assets
Beginning of period	2,292,455,601	2,018,344,814
End of period (including undistributed net investment income of $703,123 and undistributed net investment income of $1,306,611, respectively)	$ 2,264,356,757	$ 2,292,455,601

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.51	$ 13.61	$ 12.60	$ 12.95	$ 11.37
Income from Investment Operations
Net investment income (loss) C	.20	.15	.19	.17	.15
Net realized and unrealized gain (loss)	.76	1.74	1.05	(.15)	1.69
Total from investment operations	.96	1.89	1.24	.02	1.84
Distributions from net investment income	(.21)	(.16)	(.19)	(.16)	(.15)
Distributions from net realized gain	(.77)	(.83)	(.04)	(.21)	(.11)
Total distributions	(.98)	(.99)	(.23)	(.37)	(.26)
Net asset value, end of period	$ 14.49	$ 14.51	$ 13.61	$ 12.60	$ 12.95
Total ReturnA, B	6.76%	14.37%	9.94%	.38%	16.38%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.35%	1.10%	1.53%	1.38%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,154,277	$ 1,195,641	$ 1,133,722	$ 967,348	$ 865,008
Portfolio turnover rate D	24%	47%	26%	14%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.47	$ 13.58	$ 12.57	$ 12.92	$ 11.34
Income from Investment Operations
Net investment income (loss) C	.16	.12	.16	.14	.12
Net realized and unrealized gain (loss)	.76	1.73	1.04	(.16)	1.68
Total from investment operations	.92	1.85	1.20	(.02)	1.80
Distributions from net investment income	(.17)	(.13)	(.16)	(.13)	(.11)
Distributions from net realized gain	(.77)	(.83)	(.04)	(.21)	(.11)
Total distributions	(.94)	(.96)	(.19) G	(.33) F	(.22)
Net asset value, end of period	$ 14.45	$ 14.47	$ 13.58	$ 12.57	$ 12.92
Total ReturnA, B	6.51%	14.06%	9.69%	.12%	16.06%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.10%	.85%	1.28%	1.13%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 333,069	$ 341,608	$ 288,886	$ 262,944	$ 276,335
Portfolio turnover rate D	24%	47%	26%	14%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.33 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.207 per share.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.037 per share.

Financial Highlights - Class B

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.36	$ 13.48	$ 12.48	$ 12.82	$ 11.26
Income from Investment Operations
Net investment income (loss) C	.09	.05	.10	.08	.06
Net realized and unrealized gain (loss)	.75	1.71	1.03	(.15)	1.66
Total from investment operations	.84	1.76	1.13	(.07)	1.72
Distributions from net investment income	(.10)	(.06)	(.09)	(.07)	(.06)
Distributions from net realized gain	(.75)	(.82)	(.04)	(.20)	(.10)
Total distributions	(.85)	(.88)	(.13)	(.27)	(.16)
Net asset value, end of period	$ 14.35	$ 14.36	$ 13.48	$ 12.48	$ 12.82
Total ReturnA, B	5.97%	13.49%	9.14%	(.36)%	15.43%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.60%	.35%	.78%	.63%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,602	$ 18,270	$ 24,481	$ 31,574	$ 41,935
Portfolio turnover rate D	24%	47%	26%	14%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.30	$ 13.43	$ 12.45	$ 12.80	$ 11.25
Income from Investment Operations
Net investment income (loss) C	.09	.05	.10	.08	.06
Net realized and unrealized gain (loss)	.75	1.71	1.02	(.15)	1.66
Total from investment operations	.84	1.76	1.12	(.07)	1.72
Distributions from net investment income	(.12)	(.07)	(.11)	(.08)	(.07)
Distributions from net realized gain	(.75)	(.82)	(.04)	(.20)	(.10)
Total distributions	(.87)	(.89)	(.14) F	(.28)	(.17)
Net asset value, end of period	$ 14.27	$ 14.30	$ 13.43	$ 12.45	$ 12.80
Total ReturnA, B	6.01%	13.57%	9.09%	(.35)%	15.39%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.60%	.35%	.78%	.63%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,130	$ 72,247	$ 62,893	$ 56,910	$ 58,416
Portfolio turnover rate D	24%	47%	26%	14%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.037 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.59	$ 13.67	$ 12.65	$ 13.00	$ 11.42
Income from Investment Operations
Net investment income (loss) B	.23	.19	.23	.20	.18
Net realized and unrealized gain (loss)	.76	1.75	1.05	(.16)	1.69
Total from investment operations	.99	1.94	1.28	.04	1.87
Distributions from net investment income	(.24)	(.19)	(.22)	(.19)	(.18)
Distributions from net realized gain	(.77)	(.83)	(.04)	(.21)	(.11)
Total distributions	(1.01)	(1.02)	(.26)	(.39) F	(.29)
Net asset value, end of period	$ 14.57	$ 14.59	$ 13.67	$ 12.65	$ 13.00
Total ReturnA	6.99%	14.73%	10.24%	.61%	16.57%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.60%	1.35%	1.78%	1.63%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 688,278	$ 664,689	$ 508,363	$ 352,751	$ 229,228
Portfolio turnover rate C	24%	47%	26%	14%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

F Total distributions of $.39 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.207 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.8	6.4
Fidelity Advisor Series Equity-Income Fund	11.6	11.7
Fidelity Advisor Series Growth & Income Fund	8.0	8.3
Fidelity Advisor Series Growth Opportunities Fund	5.6	5.6
Fidelity Advisor Series Opportunistic Insights Fund	5.4	5.3
Fidelity Advisor Series Small Cap Fund	3.3	3.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.7
Fidelity Series 100 Index Fund	3.5	3.4
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.7	7.8
Fidelity Series Commodity Strategy Fund	0.7	1.0
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	4.0	3.6
	65.5	65.9
International Equity Funds
Fidelity Series Emerging Markets Fund	7.7	6.6
Fidelity Series International Growth Fund	9.0	9.1
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	9.1
	27.6	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.3	4.4
Fidelity Series Investment Grade Bond Fund	0.6	0.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.5	6.6
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.5	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.9	0.5
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	0.2
	1.4	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.5%
International Equity Funds	27.6%
Bond Funds	5.5%
Short-Term Funds	1.4%

Six months ago
Domestic Equity Funds**	65.9%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	6,375,927	$ 69,943,920
Fidelity Advisor Series Equity-Income Fund (c)	11,019,123	139,722,476
Fidelity Advisor Series Growth & Income Fund (c)	7,062,416	95,978,233
Fidelity Advisor Series Growth Opportunities Fund (c)	5,765,988	67,865,683
Fidelity Advisor Series Opportunistic Insights Fund (c)	4,139,712	64,496,720
Fidelity Advisor Series Small Cap Fund (c)	3,408,932	39,679,968
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	7,111,531	93,587,750
Fidelity Series 100 Index Fund (c)	3,135,820	41,675,050
Fidelity Series 1000 Value Index Fund (c)	1,376,020	15,411,426
Fidelity Series All-Sector Equity Fund (c)	6,580,568	93,180,847
Fidelity Series Commodity Strategy Fund (a)(c)	1,484,847	9,087,266
Fidelity Series Real Estate Equity Fund (c)	640,228	9,609,815
Fidelity Series Small Cap Opportunities Fund (c)	3,517,304	48,151,887
TOTAL DOMESTIC EQUITY FUNDS (Cost $669,179,874)		788,391,041
International Equity Funds - 27.6%

Fidelity Series Emerging Markets Fund (c)	5,428,644	92,286,951
Fidelity Series International Growth Fund (c)	7,547,034	108,601,819
Fidelity Series International Small Cap Fund (c)	1,538,777	24,420,397
Fidelity Series International Value Fund (c)	10,570,454	107,078,702
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $294,359,969)		332,387,869
Bond Funds - 5.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	770,495	$ 7,481,511
Fidelity Series Floating Rate High Income Fund (c)	594,960	5,836,560
Fidelity Series High Income Fund (c)	4,120,752	40,383,368
Fidelity Series Investment Grade Bond Fund (c)	604,926	6,998,992
Fidelity Series Real Estate Income Fund (c)	509,629	5,763,900
TOTAL BOND FUNDS (Cost $66,727,740)		66,464,331
Short-Term Funds - 1.4%

Fidelity Advisor Series Short-Term Credit Fund (c)	513,116	5,136,286
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	11,028,897	11,028,897
TOTAL SHORT-TERM FUNDS (Cost $16,160,053)		16,165,183
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,046,427,636)		1,203,408,424
NET OTHER ASSETS (LIABILITIES) - 0.0%		(211,972)
NET ASSETS - 100%		$ 1,203,196,452
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 77,097,883	$ 13,825,887	$ 40,782	$ 69,943,920
Fidelity Advisor Equity Growth Fund Institutional Class	70,088,664	1,541,143	72,839,951	-	-
Fidelity Advisor Series Equity-Income Fund	126,915,534	32,061,799	20,488,747	2,846,176	139,722,476
Fidelity Advisor Series Growth & Income Fund	95,794,060	15,587,977	18,854,939	1,645,424	95,978,233
Fidelity Advisor Series Growth Opportunities Fund	61,851,647	2,607,426	2,862,268	92,311	67,865,683
Fidelity Advisor Series Opportunistic Insights Fund	51,228,659	17,286,221	10,375,132	-	64,496,720
Fidelity Advisor Series Short-Term Credit Fund	-	5,131,156	-	-	5,136,286
Fidelity Advisor Series Small Cap Fund	34,292,434	7,852,614	6,130,061	62,580	39,679,968
Fidelity Advisor Series Stock Selector Large Cap Value Fund	85,373,705	20,436,147	15,447,898	1,213,950	93,587,750
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	5,353,294	5,361,326	20,249	-
Fidelity Institutional Money Market Portfolio Institutional Class 0.14%	-	13,218,857	2,189,961	6,359	11,028,897
Fidelity Series 100 Index Fund	35,825,775	8,479,660	5,914,374	808,278	41,675,050
Fidelity Series 1000 Value Index Fund	14,436,807	2,797,082	2,506,663	316,869	15,411,426
Fidelity Series All-Sector Equity Fund	84,120,484	25,038,003	16,251,363	819,228	93,180,847
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 10,671,834	$ 3,207,256	$ 1,367,857	$ -	$ 9,087,266
Fidelity Series Emerging Markets Debt Fund	7,793,362	1,313,111	1,271,205	426,277	7,481,511
Fidelity Series Emerging Markets Fund	64,558,566	36,253,761	7,148,741	631,103	92,286,951
Fidelity Series Floating Rate High Income Fund	3,963,047	4,002,858	1,772,007	220,511	5,836,560
Fidelity Series High Income Fund	75,794,389	8,896,863	40,267,934	2,967,166	40,383,368
Fidelity Series International Growth Fund	107,806,317	15,748,825	16,688,063	1,358,562	108,601,819
Fidelity Series International Small Cap Fund	24,563,196	3,690,793	3,386,376	207,755	24,420,397
Fidelity Series International Value Fund	108,651,909	23,761,502	16,234,855	4,131,080	107,078,702
Fidelity Series Investment Grade Bond Fund	21,365,314	4,929,398	19,621,251	318,288	6,998,992
Fidelity Series Real Estate Equity Fund	9,386,219	2,116,059	3,357,892	167,397	9,609,815
Fidelity Series Real Estate Income Fund	5,456,690	1,161,930	875,549	290,511	5,763,900
Fidelity Series Small Cap Opportunities Fund	42,410,988	11,843,692	6,867,466	141,741	48,151,887
Total	$ 1,142,349,600	$ 351,415,310	$ 311,907,766	$ 18,732,597	$ 1,203,408,424
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,046,427,636) - See accompanying schedule		$ 1,203,408,424
Cash		7
Receivable for investments sold		2,567,074
Receivable for fund shares sold		1,965,156
Dividends receivable		3,936
Total assets		1,207,944,597

Liabilities
Payable for investments purchased	$ 1,992,176
Payable for fund shares redeemed	2,540,665
Distribution and service plan fees payable	215,304
Total liabilities		4,748,145

Net Assets		$ 1,203,196,452
Net Assets consist of:
Paid in capital		$ 1,022,324,522
Undistributed net investment income		433,105
Accumulated undistributed net realized gain (loss) on investments		23,458,037
Net unrealized appreciation (depreciation) on investments		156,980,788
Net Assets		$ 1,203,196,452

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($623,734,339 ÷ 55,930,742 shares)		$ 11.15

Maximum offering price per share (100/94.25 of $11.15)		$ 11.83
Class T: Net Asset Value and redemption price per share ($153,676,595 ÷ 13,851,987 shares)		$ 11.09

Maximum offering price per share (100/96.50 of $11.09)		$ 11.49
Class B: Net Asset Value and offering price per share ($2,625,406 ÷ 236,957 shares)A		$ 11.08

Class C: Net Asset Value and offering price per share ($22,492,738 ÷ 2,042,562 shares)A		$ 11.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($400,667,374 ÷ 35,743,481 shares)		$ 11.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 18,732,597

Expenses
Distribution and service plan fees	$ 2,471,253
Independent trustees' compensation	4,960
Total expenses before reductions	2,476,213
Expense reductions	(4,960)	2,471,253
Net investment income (loss)		16,261,344
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	28,902,426
Capital gain distributions from underlying funds	38,950,117
Total net realized gain (loss)		67,852,543
Change in net unrealized appreciation (depreciation) on underlying funds		(7,351,157)
Net gain (loss)		60,501,386
Net increase (decrease) in net assets resulting from operations		$ 76,762,730

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,261,344	$ 11,877,674
Net realized gain (loss)	67,852,543	63,426,028
Change in net unrealized appreciation (depreciation)	(7,351,157)	67,677,843
Net increase (decrease) in net assets resulting from operations	76,762,730	142,981,545
Distributions to shareholders from net investment income	(16,594,027)	(12,078,309)
Distributions to shareholders from net realized gain	(74,448,284)	(50,000,600)
Total distributions	(91,042,311)	(62,078,909)
Share transactions - net increase (decrease)	75,324,410	154,026,864
Total increase (decrease) in net assets	61,044,829	234,929,500

Net Assets
Beginning of period	1,142,151,623	907,222,123
End of period (including undistributed net investment income of $433,105 and undistributed net investment income of $765,788, respectively)	$ 1,203,196,452	$ 1,142,151,623

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 10.46	$ 9.79	$ 10.08	$ 8.82
Income from Investment Operations
Net investment income (loss) C	.15	.12	.16	.13	.12
Net realized and unrealized gain (loss)	.59	1.39	.81	(.14)	1.33
Total from investment operations	.74	1.51	.97	(.01)	1.45
Distributions from net investment income	(.16)	(.12)	(.15)	(.12)	(.11)
Distributions from net realized gain	(.74)	(.54)	(.15)	(.16)	(.08)
Total distributions	(.90)	(.66)	(.30)	(.28)	(.19)
Net asset value, end of period	$ 11.15	$ 11.31	$ 10.46	$ 9.79	$ 10.08
Total ReturnA, B	6.80%	14.74%	10.21%	.12%	16.67%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.37%	1.12%	1.59%	1.41%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 623,734	$ 612,735	$ 527,525	$ 403,850	$ 320,731
Portfolio turnover rate D	27%	46%	25%	11%	32%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 10.42	$ 9.75	$ 10.04	$ 8.79
Income from Investment Operations
Net investment income (loss) C	.13	.09	.13	.11	.10
Net realized and unrealized gain (loss)	.57	1.39	.82	(.15)	1.32
Total from investment operations	.70	1.48	.95	(.04)	1.42
Distributions from net investment income	(.13)	(.10)	(.12)	(.10)	(.09)
Distributions from net realized gain	(.74)	(.54)	(.15)	(.16)	(.08)
Total distributions	(.87)	(.64)	(.28) G	(.25) F	(.17)
Net asset value, end of period	$ 11.09	$ 11.26	$ 10.42	$ 9.75	$ 10.04
Total ReturnA, B	6.50%	14.45%	10.02%	(.15)%	16.36%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.12%	.87%	1.34%	1.16%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 153,677	$ 128,619	$ 92,998	$ 62,438	$ 60,268
Portfolio turnover rate D	27%	46%	25%	11%	32%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.155 per share.

G Total distributions of $.28 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.153 per share.

Financial Highlights - Class B

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.39	$ 9.73	$ 10.01	$ 8.77
Income from Investment Operations
Net investment income (loss) C	.07	.04	.08	.06	.05
Net realized and unrealized gain (loss)	.58	1.38	.81	(.14)	1.32
Total from investment operations	.65	1.42	.89	(.08)	1.37
Distributions from net investment income	(.08)	(.05)	(.08)	(.05)	(.05)
Distributions from net realized gain	(.73)	(.53)	(.15)	(.15)	(.08)
Total distributions	(.80) F	(.58)	(.23)	(.20)	(.13)
Net asset value, end of period	$ 11.08	$ 11.23	$ 10.39	$ 9.73	$ 10.01
Total ReturnA, B	6.04%	13.93%	9.40%	(.62)%	15.71%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	.37%	.84%	.66%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,625	$ 3,565	$ 3,651	$ 3,786	$ 4,612
Portfolio turnover rate D	27%	46%	25%	11%	32%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.80 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.725 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 10.36	$ 9.71	$ 10.00	$ 8.76
Income from Investment Operations
Net investment income (loss) C	.07	.04	.08	.06	.05
Net realized and unrealized gain (loss)	.57	1.38	.81	(.14)	1.32
Total from investment operations	.64	1.42	.89	(.08)	1.37
Distributions from net investment income	(.09)	(.06)	(.09)	(.06)	(.06)
Distributions from net realized gain	(.73)	(.53)	(.15)	(.15)	(.08)
Total distributions	(.82)	(.59)	(.24)	(.21)	(.13) F
Net asset value, end of period	$ 11.01	$ 11.19	$ 10.36	$ 9.71	$ 10.00
Total ReturnA, B	5.95%	13.95%	9.42%	(.62)%	15.80%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	.37%	.84%	.66%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,493	$ 18,457	$ 13,415	$ 9,926	$ 8,753
Portfolio turnover rate D	27%	46%	25%	11%	32%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.076 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 10.50	$ 9.83	$ 10.11	$ 8.85
Income from Investment Operations
Net investment income (loss) B	.18	.15	.18	.16	.15
Net realized and unrealized gain (loss)	.59	1.41	.81	(.14)	1.32
Total from investment operations	.77	1.56	.99	.02	1.47
Distributions from net investment income	(.19)	(.15)	(.17)	(.14)	(.13)
Distributions from net realized gain	(.74)	(.54)	(.15)	(.16)	(.08)
Total distributions	(.93)	(.69)	(.32)	(.30)	(.21)
Net asset value, end of period	$ 11.21	$ 11.37	$ 10.50	$ 9.83	$ 10.11
Total ReturnA	7.03%	15.14%	10.43%	.45%	16.86%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.62%	1.37%	1.84%	1.66%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 400,667	$ 378,776	$ 269,633	$ 162,772	$ 83,240
Portfolio turnover rate C	27%	46%	25%	11%	32%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.8	6.4
Fidelity Advisor Series Equity-Income Fund	11.6	11.7
Fidelity Advisor Series Growth & Income Fund	8.0	8.3
Fidelity Advisor Series Growth Opportunities Fund	5.6	5.6
Fidelity Advisor Series Opportunistic Insights Fund	5.3	5.3
Fidelity Advisor Series Small Cap Fund	3.3	3.1
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.7
Fidelity Series 100 Index Fund	3.5	3.4
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.7	7.8
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	4.0	3.6
	65.5	66.0
International Equity Funds
Fidelity Series Emerging Markets Fund	7.7	6.6
Fidelity Series International Growth Fund	9.0	9.1
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	9.0
	27.6	26.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.3	4.4
Fidelity Series Investment Grade Bond Fund	0.6	0.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.5	6.6
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.5	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.9	0.5
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	0.2
	1.4	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.5%
International Equity Funds	27.6%
Bond Funds	5.5%
Short-Term Funds	1.4%

Six months ago
Domestic Equity Funds**	66.0%
International Equity Funds	26.7%
Bond Funds	6.6%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	4,648,356	$ 50,992,463
Fidelity Advisor Series Equity-Income Fund (c)	7,998,593	101,422,163
Fidelity Advisor Series Growth & Income Fund (c)	5,140,430	69,858,447
Fidelity Advisor Series Growth Opportunities Fund (c)	4,124,092	48,540,568
Fidelity Advisor Series Opportunistic Insights Fund (c)	2,997,901	46,707,300
Fidelity Advisor Series Small Cap Fund (c)	2,474,254	28,800,321
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	5,164,247	67,961,494
Fidelity Series 100 Index Fund (c)	2,297,571	30,534,724
Fidelity Series 1000 Value Index Fund (c)	1,007,151	11,280,092
Fidelity Series All-Sector Equity Fund (c)	4,776,290	67,632,263
Fidelity Series Commodity Strategy Fund (a)(c)	1,073,125	6,567,526
Fidelity Series Real Estate Equity Fund (c)	464,623	6,973,997
Fidelity Series Small Cap Opportunities Fund (c)	2,545,256	34,844,552
TOTAL DOMESTIC EQUITY FUNDS (Cost $483,214,928)		572,115,910
International Equity Funds - 27.6%

Fidelity Series Emerging Markets Fund (c)	3,940,749	66,992,725
Fidelity Series International Growth Fund (c)	5,490,728	79,011,570
Fidelity Series International Small Cap Fund (c)	1,096,184	17,396,443
Fidelity Series International Value Fund (c)	7,685,435	77,853,453
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $212,090,069)		241,254,191
Bond Funds - 5.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	558,957	$ 5,427,471
Fidelity Series Floating Rate High Income Fund (c)	431,720	4,235,176
Fidelity Series High Income Fund (c)	2,992,336	29,324,894
Fidelity Series Investment Grade Bond Fund (c)	438,868	5,077,706
Fidelity Series Real Estate Income Fund (c)	368,399	4,166,597
TOTAL BOND FUNDS (Cost $48,590,870)		48,231,844
Short-Term Funds - 1.4%

Fidelity Advisor Series Short-Term Credit Fund (c)	371,890	3,722,619
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	8,001,549	8,001,549
TOTAL SHORT-TERM FUNDS (Cost $11,720,449)		11,724,168
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $755,616,316)	873,326,113
NET OTHER ASSETS (LIABILITIES) - 0.0%	(160,852)
NET ASSETS - 100%	$ 873,165,261
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 57,283,933	$ 11,140,774	$ 29,678	$ 50,992,463
Fidelity Advisor Equity Growth Fund Institutional Class	51,067,793	1,376,760	53,330,328	-	-
Fidelity Advisor Series Equity-Income Fund	92,017,234	26,257,185	17,737,891	2,062,684	101,422,163
Fidelity Advisor Series Growth & Income Fund	69,043,002	13,489,208	15,147,354	1,189,672	69,858,447
Fidelity Advisor Series Growth Opportunities Fund	44,570,967	1,848,707	2,391,479	66,640	48,540,568
Fidelity Advisor Series Opportunistic Insights Fund	36,968,854	13,925,077	8,774,576	-	46,707,300
Fidelity Advisor Series Short-Term Credit Fund	-	3,718,900	-	-	3,722,619
Fidelity Advisor Series Small Cap Fund	24,868,661	6,366,645	5,089,468	45,487	28,800,321
Fidelity Advisor Series Stock Selector Large Cap Value Fund	61,634,290	17,064,726	13,061,111	881,501	67,961,494
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	3,923,655	3,929,688	14,644	-
Fidelity Institutional Money Market Portfolio Institutional Class	-	9,948,946	1,947,397	4,635	8,001,549
Fidelity Series 100 Index Fund	25,916,855	7,323,255	5,076,147	587,100	30,534,724
Fidelity Series 1000 Value Index Fund	10,451,384	2,526,946	2,192,950	230,151	11,280,092
Fidelity Series All-Sector Equity Fund	60,641,247	20,474,261	13,641,598	594,999	67,632,263
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 7,707,162	$ 2,522,365	$ 1,198,003	$ -	$ 6,567,526
Fidelity Series Emerging Markets Debt Fund	5,634,570	1,117,324	1,070,594	306,494	5,427,471
Fidelity Series Emerging Markets Fund	46,752,364	27,321,128	6,103,643	459,558	66,992,725
Fidelity Series Floating Rate High Income Fund	780,777	4,904,129	1,199,746	128,991	4,235,176
Fidelity Series High Income Fund	54,792,146	7,063,595	29,609,249	2,135,528	29,324,894
Fidelity Series International Growth Fund	77,850,676	14,213,601	14,334,302	986,272	79,011,570
Fidelity Series International Small Cap Fund	17,948,594	2,755,252	2,965,182	150,534	17,396,443
Fidelity Series International Value Fund	78,466,476	19,752,063	13,683,925	2,999,184	77,853,453
Fidelity Series Investment Grade Bond Fund	17,488,007	4,188,347	16,864,464	247,154	5,077,706
Fidelity Series Real Estate Equity Fund	6,758,383	1,779,906	2,625,613	121,051	6,973,997
Fidelity Series Real Estate Income Fund	3,944,361	992,010	785,435	209,554	4,166,597
Fidelity Series Small Cap Opportunities Fund	30,650,952	9,600,754	5,986,759	102,789	34,844,552
Total	$ 825,954,755	$ 281,738,678	$ 249,887,676	$ 13,554,300	$ 873,326,113
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $755,616,316) - See accompanying schedule		$ 873,326,113
Receivable for investments sold		2,179,856
Receivable for fund shares sold		1,581,869
Dividends receivable		2,851
Total assets		877,090,689

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	1,204,358
Payable for fund shares redeemed	2,558,128
Distribution and service plan fees payable	162,940
Total liabilities		3,925,428

Net Assets		$ 873,165,261
Net Assets consist of:
Paid in capital		$ 738,632,062
Undistributed net investment income		298,542
Accumulated undistributed net realized gain (loss) on investments		16,524,860
Net unrealized appreciation (depreciation) on investments		117,709,797
Net Assets		$ 873,165,261

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($415,102,585 ÷ 37,515,493 shares)		$ 11.06

Maximum offering price per share (100/94.25 of $11.06)		$ 11.73
Class T: Net Asset Value and redemption price per share ($126,986,880 ÷ 11,521,316 shares)		$ 11.02

Maximum offering price per share (100/96.50 of $11.02)		$ 11.42
Class B: Net Asset Value and offering price per share ($3,407,149 ÷ 310,313 shares)A		$ 10.98

Class C: Net Asset Value and offering price per share ($24,651,848 ÷ 2,252,077 shares)A		$ 10.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($303,016,799 ÷ 27,235,024 shares)		$ 11.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 13,554,300

Expenses
Distribution and service plan fees	$ 1,877,614
Independent trustees' compensation	3,585
Total expenses before reductions	1,881,199
Expense reductions	(3,585)	1,877,614
Net investment income (loss)		11,676,686
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	20,871,429
Capital gain distributions from underlying funds	28,243,519
Total net realized gain (loss)		49,114,948
Change in net unrealized appreciation (depreciation) on underlying funds		(5,351,094)
Net gain (loss)		43,763,854
Net increase (decrease) in net assets resulting from operations		$ 55,440,540

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,676,686	$ 8,465,636
Net realized gain (loss)	49,114,948	48,136,687
Change in net unrealized appreciation (depreciation)	(5,351,094)	48,837,052
Net increase (decrease) in net assets resulting from operations	55,440,540	105,439,375
Distributions to shareholders from net investment income	(11,891,967)	(8,609,427)
Distributions to shareholders from net realized gain	(55,314,723)	(37,277,454)
Total distributions	(67,206,690)	(45,886,881)
Share transactions - net increase (decrease)	59,128,888	100,312,280
Total increase (decrease) in net assets	47,362,738	159,864,774

Net Assets
Beginning of period	825,802,523	665,937,749
End of period (including undistributed net investment income of $298,542 and undistributed net investment income of $513,822, respectively)	$ 873,165,261	$ 825,802,523

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.39	$ 9.61	$ 9.93	$ 8.66
Income from Investment Operations
Net investment income (loss) C	.15	.12	.15	.12	.11
Net realized and unrealized gain (loss)	.58	1.40	.82	(.17)	1.34
Total from investment operations	.73	1.52	.97	(.05)	1.45
Distributions from net investment income	(.16)	(.12)	(.14)	(.11)	(.11)
Distributions from net realized gain	(.76)	(.55)	(.05)	(.16)	(.08)
Total distributions	(.91) G	(.67)	(.19)	(.27)	(.18) F
Net asset value, end of period	$ 11.06	$ 11.24	$ 10.39	$ 9.61	$ 9.93
Total ReturnA, B	6.77%	14.91%	10.23%	(.22)%	16.99%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.37%	1.10%	1.56%	1.32%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 415,103	$ 401,589	$ 352,814	$ 280,478	$ 220,549
Portfolio turnover rate D	30%	47%	28%	12%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.18 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.079 per share.

G Total distributions of $.91 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.755 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 10.36	$ 9.58	$ 9.90	$ 8.64
Income from Investment Operations
Net investment income (loss) C	.12	.09	.13	.10	.09
Net realized and unrealized gain (loss)	.58	1.39	.81	(.17)	1.33
Total from investment operations	.70	1.48	.94	(.07)	1.42
Distributions from net investment income	(.13)	(.10)	(.12)	(.09)	(.09)
Distributions from net realized gain	(.76)	(.55)	(.05)	(.16)	(.08)
Total distributions	(.88) I	(.64) H	(.16) G	(.25)	(.16) F
Net asset value, end of period	$ 11.02	$ 11.20	$ 10.36	$ 9.58	$ 9.90
Total ReturnA, B	6.54%	14.61%	9.99%	(.48)%	16.66%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.12%	.85%	1.31%	1.07%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,987	$ 115,391	$ 89,196	$ 64,512	$ 61,195
Portfolio turnover rate D	30%	47%	28%	12%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.16 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.079 per share.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.046 per share.

H Total distributions of $.64 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.546 per share.

I Total distributions of $.88 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.755 per share.

Financial Highlights - Class B

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.15	$ 10.31	$ 9.54	$ 9.86	$ 8.60
Income from Investment Operations
Net investment income (loss) C	.07	.04	.08	.05	.04
Net realized and unrealized gain (loss)	.57	1.38	.81	(.17)	1.34
Total from investment operations	.64	1.42	.89	(.12)	1.38
Distributions from net investment income	(.07)	(.05)	(.08)	(.05)	(.05)
Distributions from net realized gain	(.74)	(.54)	(.05)	(.15)	(.07)
Total distributions	(.81)	(.58) G	(.12) F	(.20)	(.12)
Net asset value, end of period	$ 10.98	$ 11.15	$ 10.31	$ 9.54	$ 9.86
Total ReturnA, B	5.99%	14.06%	9.47%	(1.06)%	16.16%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.35%	.81%	.57%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,407	$ 5,038	$ 5,532	$ 5,643	$ 6,704
Portfolio turnover rate D	30%	47%	28%	12%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.12 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.046 per share.

G Total distributions of $.58 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.536 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 10.31	$ 9.54	$ 9.87	$ 8.61
Income from Investment Operations
Net investment income (loss) C	.07	.04	.08	.05	.04
Net realized and unrealized gain (loss)	.57	1.38	.82	(.18)	1.34
Total from investment operations	.64	1.42	.90	(.13)	1.38
Distributions from net investment income	(.09)	(.06)	(.08)	(.05)	(.05)
Distributions from net realized gain	(.74)	(.54)	(.05)	(.15)	(.07)
Total distributions	(.83)	(.59) F	(.13)	(.20)	(.12)
Net asset value, end of period	$ 10.95	$ 11.14	$ 10.31	$ 9.54	$ 9.87
Total ReturnA, B	6.01%	14.06%	9.53%	(1.08)%	16.16%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.35%	.81%	.57%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,652	$ 21,190	$ 16,188	$ 13,344	$ 12,014
Portfolio turnover rate D	30%	47%	28%	12%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.59 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.536 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 10.44	$ 9.65	$ 9.97	$ 8.70
Income from Investment Operations
Net investment income (loss) B	.18	.15	.18	.15	.13
Net realized and unrealized gain (loss)	.59	1.40	.82	(.18)	1.34
Total from investment operations	.77	1.55	1.00	(.03)	1.47
Distributions from net investment income	(.18)	(.15)	(.16)	(.13)	(.13)
Distributions from net realized gain	(.76)	(.55)	(.05)	(.16)	(.08)
Total distributions	(.94)	(.69) G	(.21)	(.29)	(.20) F
Net asset value, end of period	$ 11.13	$ 11.30	$ 10.44	$ 9.65	$ 9.97
Total ReturnA	7.10%	15.20%	10.55%	.02%	17.17%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.62%	1.35%	1.81%	1.57%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 303,017	$ 282,594	$ 202,208	$ 126,497	$ 62,785
Portfolio turnover rate C	30%	47%	28%	12%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.078 per share.

G Total distributions of $.69 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.546 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.8	6.0
Fidelity Advisor Series Equity-Income Fund	11.7	11.8
Fidelity Advisor Series Growth & Income Fund	8.0	8.1
Fidelity Advisor Series Growth Opportunities Fund	5.4	5.4
Fidelity Advisor Series Opportunistic Insights Fund	5.4	5.5
Fidelity Advisor Series Small Cap Fund	3.3	3.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.8
Fidelity Series 100 Index Fund	3.5	3.6
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.8	7.9
Fidelity Series Commodity Strategy Fund	0.9	1.0
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	4.0	3.8
	65.7	66.2
International Equity Funds
Fidelity Series Emerging Markets Fund	7.6	6.6
Fidelity Series International Growth Fund	9.0	8.9
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	8.9
	27.5	26.4
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.3	4.4
Fidelity Series Investment Grade Bond Fund	0.6	0.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.5	6.5
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.4	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.9	0.6
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	0.3
	1.3	0.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.7%
International Equity Funds	27.5%
Bond Funds	5.5%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds**	66.2%
International Equity Funds	26.4%
Bond Funds	6.5%
Short-Term Funds	0.9%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.7%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	1,284,129	$ 14,086,899
Fidelity Advisor Series Equity-Income Fund (c)	2,220,341	28,153,918
Fidelity Advisor Series Growth & Income Fund (c)	1,423,974	19,351,812
Fidelity Advisor Series Growth Opportunities Fund (c)	1,109,935	13,063,931
Fidelity Advisor Series Opportunistic Insights Fund (c)	831,796	12,959,379
Fidelity Advisor Series Small Cap Fund (c)	683,592	7,957,011
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	1,428,107	18,793,883
Fidelity Series 100 Index Fund (c)	632,360	8,404,068
Fidelity Series 1000 Value Index Fund (c)	275,137	3,081,539
Fidelity Series All-Sector Equity Fund (c)	1,319,920	18,690,062
Fidelity Series Commodity Strategy Fund (a)(c)	363,303	2,223,414
Fidelity Series Real Estate Equity Fund (c)	127,754	1,917,589
Fidelity Series Small Cap Opportunities Fund (c)	706,097	9,666,462
TOTAL DOMESTIC EQUITY FUNDS (Cost $146,086,566)		158,349,967
International Equity Funds - 27.5%

Fidelity Series Emerging Markets Fund (c)	1,072,068	18,225,158
Fidelity Series International Growth Fund (c)	1,513,739	21,782,706
Fidelity Series International Small Cap Fund (c)	311,005	4,935,643
Fidelity Series International Value Fund (c)	2,119,576	21,471,305
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $63,988,956)		66,414,812
Bond Funds - 5.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	153,999	$ 1,495,331
Fidelity Series Floating Rate High Income Fund (c)	121,852	1,195,373
Fidelity Series High Income Fund (c)	798,372	7,824,042
Fidelity Series Investment Grade Bond Fund (c)	130,004	1,504,146
Fidelity Series Real Estate Income Fund (c)	101,590	1,148,985
TOTAL BOND FUNDS (Cost $13,504,507)		13,167,877
Short-Term Funds - 1.3%

Fidelity Advisor Series Short-Term Credit Fund (c)	94,028	941,223
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	2,216,677	2,216,677
TOTAL SHORT-TERM FUNDS (Cost $3,156,960)		3,157,900
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $226,736,989)	241,090,556
NET OTHER ASSETS (LIABILITIES) - 0.0%	(40,275)
NET ASSETS - 100%	$ 241,050,281
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 14,828,808	$ 1,867,703	$ 7,100	$ 14,086,899
Fidelity Advisor Equity Growth Fund Institutional Class	8,880,395	1,034,860	10,100,451	-	-
Fidelity Advisor Series Equity-Income Fund	17,895,119	14,898,608	4,695,959	468,076	28,153,918
Fidelity Advisor Series Growth & Income Fund	13,265,158	9,302,127	3,755,841	257,979	19,351,812
Fidelity Advisor Series Growth Opportunities Fund	8,026,517	4,692,254	686,987	15,682	13,063,931
Fidelity Advisor Series Opportunistic Insights Fund	7,732,493	6,249,457	2,137,115	-	12,959,379
Fidelity Advisor Series Short-Term Credit Fund	-	940,283	-	-	941,223
Fidelity Advisor Series Small Cap Fund	4,851,837	3,792,753	1,361,076	11,428	7,957,011
Fidelity Advisor Series Stock Selector Large Cap Value Fund	11,851,287	9,911,309	3,372,370	222,683	18,793,883
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	1,077,522	1,078,803	3,726	-
Fidelity Institutional Money Market Portfolio Institutional Class	-	2,744,386	527,709	1,177	2,216,677
Fidelity Series 100 Index Fund	5,006,785	4,354,907	1,474,500	146,863	8,404,068
Fidelity Series 1000 Value Index Fund	2,029,502	1,556,808	600,840	57,676	3,081,539
Fidelity Series All-Sector Equity Fund	11,151,907	10,814,351	3,158,726	150,708	18,690,062
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 1,467,193	$ 1,960,239	$ 604,724	$ -	$ 2,223,414
Fidelity Series Emerging Markets Debt Fund	1,074,301	710,095	232,731	67,061	1,495,331
Fidelity Series Emerging Markets Fund	8,827,477	11,302,466	1,523,565	118,349	18,225,158
Fidelity Series Floating Rate High Income Fund	16,117	1,444,531	206,170	29,471	1,195,373
Fidelity Series High Income Fund	10,425,524	3,588,493	5,525,221	477,013	7,824,042
Fidelity Series International Growth Fund	14,898,127	10,074,785	3,631,690	235,496	21,782,706
Fidelity Series International Small Cap Fund	3,562,259	2,184,931	779,256	35,944	4,935,643
Fidelity Series International Value Fund	15,006,060	10,986,925	2,994,599	719,145	21,471,305
Fidelity Series Investment Grade Bond Fund	3,475,861	2,663,893	4,690,769	57,670	1,504,146
Fidelity Series Real Estate Equity Fund	1,611,534	1,082,540	1,052,250	30,427	1,917,589
Fidelity Series Real Estate Income Fund	423,596	866,003	138,141	47,586	1,148,985
Fidelity Series Small Cap Opportunities Fund	5,878,390	4,946,732	1,403,463	25,424	9,666,462
Total	$ 157,357,439	$ 138,010,066	$ 57,600,659	$ 3,186,684	$ 241,090,556
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $226,736,989) - See accompanying schedule		$ 241,090,556
Receivable for investments sold		310,512
Receivable for fund shares sold		668,979
Dividends receivable		756
Total assets		242,070,803

Liabilities
Payable for investments purchased	$ 67,209
Payable for fund shares redeemed	912,253
Distribution and service plan fees payable	41,060
Total liabilities		1,020,522

Net Assets		$ 241,050,281
Net Assets consist of:
Paid in capital		$ 222,754,762
Undistributed net investment income		87,297
Accumulated undistributed net realized gain (loss) on investments		3,854,655
Net unrealized appreciation (depreciation) on investments		14,353,567
Net Assets		$ 241,050,281

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($115,666,357 ÷ 9,707,382 shares)		$ 11.92

Maximum offering price per share (100/94.25 of $11.92)		$ 12.65
Class T: Net Asset Value and redemption price per share ($33,435,843 ÷ 2,813,656 shares)		$ 11.88

Maximum offering price per share (100/96.50 of $11.88)		$ 12.31
Class C: Net Asset Value and offering price per share ($4,179,541 ÷ 351,687 shares)A		$ 11.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($87,768,540 ÷ 7,341,106 shares)		$ 11.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 3,186,684

Expenses
Distribution and service plan fees	$ 400,474
Independent trustees' compensation	802
Total expenses before reductions	401,276
Expense reductions	(802)	400,474
Net investment income (loss)		2,786,210
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,547,883
Capital gain distributions from underlying funds	7,006,060
Total net realized gain (loss)		8,553,943
Change in net unrealized appreciation (depreciation) on underlying funds		1,775,819
Net gain (loss)		10,329,762
Net increase (decrease) in net assets resulting from operations		$ 13,115,972

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2055 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,786,210	$ 1,218,961
Net realized gain (loss)	8,553,943	4,749,422
Change in net unrealized appreciation (depreciation)	1,775,819	9,384,388
Net increase (decrease) in net assets resulting from operations	13,115,972	15,352,771
Distributions to shareholders from net investment income	(2,793,897)	(1,169,063)
Distributions to shareholders from net realized gain	(6,764,718)	(3,355,879)
Total distributions	(9,558,615)	(4,524,942)
Share transactions - net increase (decrease)	80,161,628	87,257,338
Total increase (decrease) in net assets	83,718,985	98,085,167

Net Assets
Beginning of period	157,331,296	59,246,129
End of period (including undistributed net investment income of $87,297 and undistributed net investment income of $94,984, respectively)	$ 241,050,281	$ 157,331,296

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 10.56	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.12	.18	.11
Net realized and unrealized gain (loss)	.62	1.49	.83	(.11)
Total from investment operations	.78	1.61	1.01	-
Distributions from net investment income	(.15)	(.11)	(.13)	(.11)
Distributions from net realized gain	(.42)	(.36)	(.07)	(.15)
Total distributions	(.57)	(.46) J	(.20)	(.25) I
Net asset value, end of period	$ 11.92	$ 11.71	$ 10.56	$ 9.75
Total ReturnB, C, D	6.85%	15.45%	10.51%	.29%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.39%	1.11%	1.82%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,666	$ 81,217	$ 32,476	$ 2,655
Portfolio turnover rate F	29%	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.146 per share.

J Total distributions of $.46 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.355 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 10.55	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.10	.16	.09
Net realized and unrealized gain (loss)	.62	1.47	.82	(.10)
Total from investment operations	.75	1.57	.98	(.01)
Distributions from net investment income	(.13)	(.09)	(.11)	(.09)
Distributions from net realized gain	(.42)	(.36)	(.07)	(.15)
Total distributions	(.55)	(.44) I	(.18)	(.24)
Net asset value, end of period	$ 11.88	$ 11.68	$ 10.55	$ 9.75
Total ReturnB, C, D	6.55%	15.07%	10.24%	.12%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.14%	.86%	1.57%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,436	$ 19,134	$ 7,239	$ 1,444
Portfolio turnover rate F	29%	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.355 per share.

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 10.57	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.04	.10	.05
Net realized and unrealized gain (loss)	.61	1.47	.83	(.10)
Total from investment operations	.69	1.51	.93	(.05)
Distributions from net investment income	(.09)	(.05)	(.03)	(.06)
Distributions from net realized gain	(.41)	(.35)	(.07)	(.15)
Total distributions	(.50)	(.39) I	(.10)	(.21)
Net asset value, end of period	$ 11.88	$ 11.69	$ 10.57	$ 9.74
Total ReturnB, C, D	6.01%	14.46%	9.69%	(.27)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.65%	.36%	1.07%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,180	$ 2,491	$ 1,094	$ 1,127
Portfolio turnover rate F	29%	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

I Total distributions of $.39 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.345 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 10.59	$ 9.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.15	.21	.13
Net realized and unrealized gain (loss)	.63	1.48	.83	(.11)
Total from investment operations	.82	1.63	1.04	.02
Distributions from net investment income	(.18)	(.13)	(.14)	(.12)
Distributions from net realized gain	(.42)	(.36)	(.07)	(.15)
Total distributions	(.60)	(.48) J	(.21)	(.26) I
Net asset value, end of period	$ 11.96	$ 11.74	$ 10.59	$ 9.76
Total ReturnB, C	7.15%	15.61%	10.84%	.51%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.64%	1.36%	2.07%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,769	$ 54,490	$ 18,438	$ 2,503
Portfolio turnover rate E	29%	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.146 per share.

J Total distributions of $.48 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.355 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2060 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.8	6.0
Fidelity Advisor Series Equity-Income Fund	11.7	11.8
Fidelity Advisor Series Growth & Income Fund	8.1	8.2
Fidelity Advisor Series Growth Opportunities Fund	5.3	5.5
Fidelity Advisor Series Opportunistic Insights Fund	5.4	5.4
Fidelity Advisor Series Small Cap Fund	3.3	3.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.8
Fidelity Series 100 Index Fund	3.5	3.6
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.8	7.8
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	4.0	3.7
	65.6	66.1
International Equity Funds
Fidelity Series Emerging Markets Fund	7.7	6.5
Fidelity Series International Growth Fund	9.0	9.1
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	9.2
	27.6	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.4	4.3
Fidelity Series Investment Grade Bond Fund	0.5	0.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.5	6.4
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.4	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.9	0.5
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	0.2
	1.3	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.6%
International Equity Funds	27.6%
Bond Funds	5.5%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds**	66.1%
International Equity Funds	26.8%
Bond Funds	6.4%
Short-Term Funds	0.7%

**Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2060 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	32,226	$ 353,521
Fidelity Advisor Series Equity-Income Fund (c)	55,779	707,283
Fidelity Advisor Series Growth & Income Fund (c)	35,885	487,676
Fidelity Advisor Series Growth Opportunities Fund (c)	27,051	318,390
Fidelity Advisor Series Opportunistic Insights Fund (c)	20,931	326,097
Fidelity Advisor Series Small Cap Fund (c)	17,223	200,479
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	35,938	472,950
Fidelity Series 100 Index Fund (c)	15,883	211,084
Fidelity Series 1000 Value Index Fund (c)	7,003	78,435
Fidelity Series All-Sector Equity Fund (c)	33,244	470,740
Fidelity Series Commodity Strategy Fund (a)(c)	7,801	47,745
Fidelity Series Real Estate Equity Fund (c)	3,252	48,806
Fidelity Series Small Cap Opportunities Fund (c)	17,809	243,810
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,932,762)		3,967,016
International Equity Funds - 27.6%

Fidelity Series Emerging Markets Fund (c)	27,391	465,641
Fidelity Series International Growth Fund (c)	37,885	545,165
Fidelity Series International Small Cap Fund (c)	7,876	124,995
Fidelity Series International Value Fund (c)	53,059	537,491
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,667,115)		1,673,292
Bond Funds - 5.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	3,696	$ 35,884
Fidelity Series Floating Rate High Income Fund (c)	3,004	29,473
Fidelity Series High Income Fund (c)	20,872	204,550
Fidelity Series Investment Grade Bond Fund (c)	2,888	33,417
Fidelity Series Real Estate Income Fund (c)	2,586	29,252
TOTAL BOND FUNDS (Cost $341,780)		332,576
Short-Term Funds - 1.3%

Fidelity Advisor Series Short-Term Credit Fund (c)	2,299	23,018
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	56,252	56,252
TOTAL SHORT-TERM FUNDS (Cost $79,247)		79,270
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,020,904)		6,052,154
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,192)
NET ASSETS - 100%		$ 6,049,962
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 421,369	$ 84,566	$ 167	$ 353,521
Fidelity Advisor Series Equity-Income Fund	-	881,420	158,887	4,058	707,283
Fidelity Advisor Series Growth & Income Fund	-	593,275	108,769	2,030	487,676
Fidelity Advisor Series Growth Opportunities Fund	-	305,802	-	380	318,390
Fidelity Advisor Series Opportunistic Insights Fund	-	392,078	77,957	-	326,097
Fidelity Advisor Series Short-Term Credit Fund	-	22,995	-	-	23,018
Fidelity Advisor Series Small Cap Fund	-	233,208	45,485	277	200,479
Fidelity Advisor Series Stock Selector Large Cap Value Fund	-	586,896	101,983	5,334	472,950
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	29,034	29,040	76	-
Fidelity Institutional Money Market Portfolio Institutional Class	-	71,033	14,780	24	56,252
Fidelity Series 100 Index Fund	-	255,581	46,514	3,500	211,084
Fidelity Series 1000 Value Index Fund	-	95,736	16,852	1,359	78,435
Fidelity Series All-Sector Equity Fund	-	601,293	108,853	3,541	470,740
Fidelity Series Commodity Strategy Fund	-	65,168	9,074	-	47,745
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Debt Fund	$ -	$ 41,456	$ 4,207	$ 731	$ 35,884
Fidelity Series Emerging Markets Fund	-	540,658	66,648	2,621	465,641
Fidelity Series Floating Rate High Income Fund	-	35,413	4,786	492	29,473
Fidelity Series High Income Fund	-	265,254	51,521	4,686	204,550
Fidelity Series International Growth Fund	-	614,585	87,055	5,844	545,165
Fidelity Series International Small Cap Fund	-	137,907	18,764	914	124,995
Fidelity Series International Value Fund	-	636,955	82,333	17,902	537,491
Fidelity Series Investment Grade Bond Fund	-	59,118	26,005	307	33,417
Fidelity Series Real Estate Equity Fund	-	58,838	13,740	380	48,806
Fidelity Series Real Estate Income Fund	-	33,417	4,344	695	29,252
Fidelity Series Small Cap Opportunities Fund	-	275,638	50,901	431	243,810
Total	$ -	$ 7,254,127	$ 1,213,064	$ 55,749	$ 6,052,154
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2060 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015
Assets
Investment in securities, at value (cost $6,020,904) - See accompanying schedule		$ 6,052,154
Receivable for investments sold		8,123
Receivable for fund shares sold		16,426
Dividends receivable		18
Total assets		6,076,721

Liabilities
Payable for investments purchased	$ 12,671
Payable for fund shares redeemed	11,726
Distribution and service plan fees payable	2,362
Total liabilities		26,759

Net Assets		$ 6,049,962
Net Assets consist of:
Paid in capital		$ 5,930,114
Accumulated undistributed net realized gain (loss) on investments		88,598
Net unrealized appreciation (depreciation) on investments		31,250
Net Assets		$ 6,049,962
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,267,255 ÷ 219,243 shares)		$ 10.34

Maximum offering price per share (100/94.25 of $10.34)		$ 10.97
Class T: Net Asset Value and redemption price per share ($2,062,152 ÷ 199,630 shares)		$ 10.33

Maximum offering price per share (100/96.50 of $10.33)		$ 10.70
Class C: Net Asset Value and offering price per share ($1,321,978 ÷ 128,270 shares)A		$ 10.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($398,577 ÷ 38,496 shares)		$ 10.35

Statement of Operations

	For the period August 5, 2014 (commencement of operations) to March 31, 2015
Investment Income
Income distributions from underlying funds		$ 55,749

Expenses
Distribution and service plan fees	$ 12,886
Independent trustees' compensation	7
Total expenses before reductions	12,893
Expense reductions	(7)	12,886
Net investment income (loss)		42,863
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(20,161)
Capital gain distributions from underlying funds	150,622
Total net realized gain (loss)		130,461
Change in net unrealized appreciation (depreciation) on underlying funds		31,250
Net gain (loss)		161,711
Net increase (decrease) in net assets resulting from operations		$ 204,574

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period August 5, 2014 (commencement of operations) to March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,863
Net realized gain (loss)	130,461
Change in net unrealized appreciation (depreciation)	31,250
Net increase (decrease) in net assets resulting from operations	204,574
Distributions to shareholders from net investment income	(45,136)
Distributions to shareholders from net realized gain	(39,590)
Total distributions	(84,726)
Share transactions - net increase (decrease)	5,930,114
Total increase (decrease) in net assets	6,049,962

Net Assets
Beginning of period	-
End of period	$ 6,049,962

Financial Highlights - Class A

Year ended March 31,	2015F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15
Net realized and unrealized gain (loss)	.37
Total from investment operations	.52
Distributions from net investment income	(.10)
Distributions from net realized gain	(.08)
Total distributions	(.18)
Net asset value, end of period	$ 10.34
Total ReturnB, C	5.24%
Ratios to Average Net Assets E, G
Expenses before reductions	.25%A
Expenses net of fee waivers, if any	.25%A
Expenses net of all reductions	.25%A
Net investment income (loss)	2.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,267
Portfolio turnover rate E	47%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period August 5, 2014 (commencement of operations) to March 31, 2015.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended March 31,	2015F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13
Net realized and unrealized gain (loss)	.38
Total from investment operations	.51
Distributions from net investment income	(.09)
Distributions from net realized gain	(.08)
Total distributions	(.18)H
Net asset value, end of period	$ 10.33
Total ReturnB, C	5.07%
Ratios to Average Net Assets E, G
Expenses before reductions	.51%A, I
Expenses net of fee waivers, if any	.51%A, I
Expenses net of all reductions	.51%A, I
Net investment income (loss)	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,062
Portfolio turnover rate E	47%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period August 5, 2014 (commencement of operations) to March 31, 2015.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.081 per share.

I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights - Class C

Year ended March 31,	2015F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	.38
Total from investment operations	.48
Distributions from net investment income	(.08)
Distributions from net realized gain	(.08)
Total distributions	(.17)H
Net asset value, end of period	$ 10.31
Total ReturnB, C	4.77%
Ratios to Average Net Assets E, G
Expenses before reductions	1.02%A, I
Expenses net of fee waivers, if any	1.02%A, I
Expenses net of all reductions	1.02%A, I
Net investment income (loss)	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,322
Portfolio turnover rate E	47%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period August 5, 2014 (commencement of operations) to March 31, 2015.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.081 per share.

I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended March 31,	2015E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.17
Net realized and unrealized gain (loss)	.37
Total from investment operations	.54
Distributions from net investment income	(.10)
Distributions from net realized gain	(.08)
Total distributions	(.19)G
Net asset value, end of period	$ 10.35
Total ReturnB	5.38%
Ratios to Average Net Assets D, F
Expenses before reductions	.00%A
Expenses net of fee waivers, if any	.00%A
Expenses net of all reductions	.00%A
Net investment income (loss)	2.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 399
Portfolio turnover rate D	47%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period August 5, 2014 (commencement of operations) to March 31, 2015.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2015

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$ 256,918,900	$ 17,925,806	$ (1,997,295)	$ 15,928,511
Advisor Freedom 2005	243,927,372	23,591,039	(1,874,702)	21,716,337
Advisor Freedom 2010	661,325,763	76,806,050	(5,067,159)	71,738,891
Advisor Freedom 2015	1,493,341,109	199,202,764	(11,031,723)	188,171,041
Advisor Freedom 2020	2,839,338,417	365,809,678	(23,009,791)	342,799,887
Advisor Freedom 2025	2,824,373,192	401,372,789	(22,057,464)	379,315,325
Advisor Freedom 2030	2,776,241,790	429,512,967	(23,299,968)	406,212,999
Advisor Freedom 2035	2,069,135,336	342,134,306	(17,111,157)	325,023,149
Advisor Freedom 2040	1,956,060,112	324,697,869	(15,953,512)	308,744,357
Advisor Freedom 2045	1,049,086,851	163,306,507	(8,984,934)	154,321,573
Advisor Freedom 2050	757,947,435	121,715,705	(6,337,027)	115,378,678
Advisor Freedom 2055	227,567,845	16,314,475	(2,791,764)	13,522,711
Advisor Freedom 2060	6,043,442	112,119	(103,407)	8,712

The Fidelity Advisor Freedom 2015 intends to elect to defer to its next fiscal year $842,093 of capital losses recognized during the period November 1, 2014 to March 31, 2015.

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$ 418,325	$ 2,599,034	$ 15,928,511
Advisor Freedom 2005	758,655	3,591,934	21,716,337
Advisor Freedom 2010	1,644,135	12,706,363	71,738,891
Advisor Freedom 2015	3,430,939	29,524,629	188,171,041
Advisor Freedom 2020	7,643,976	52,100,647	342,799,887
Advisor Freedom 2025	7,832,254	56,682,673	379,315,325
Advisor Freedom 2030	5,205,051	65,823,690	406,212,999
Advisor Freedom 2035	3,172,873	51,123,967	325,023,149
Advisor Freedom 2040	3,013,314	50,455,145	308,744,357
Advisor Freedom 2045	1,780,605	24,769,751	154,321,573
Advisor Freedom 2050	1,282,899	17,871,620	115,378,678
Advisor Freedom 2055	380,386	4,392,420	13,522,711
Advisor Freedom 2060	10,920	100,216	8,712

The tax character of distributions paid was as follows:

March 31, 2015
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 5,470,111	$ 7,442,028	$ 12,912,139
Advisor Freedom 2005	6,611,171	7,578,428	14,189,599
Advisor Freedom 2010	19,801,971	29,512,311	49,314,282
Advisor Freedom 2015	46,624,076	69,170,198	115,794,274
Advisor Freedom 2020	83,865,023	120,541,435	204,406,458

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2015
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom 2025	$ 84,676,094	$ 125,116,175	$ 209,792,269
Advisor Freedom 2030	82,492,360	118,670,544	201,162,904
Advisor Freedom 2035	59,971,742	98,523,932	158,495,674
Advisor Freedom 2040	57,193,107	90,378,203	147,571,310
Advisor Freedom 2045	29,577,173	61,465,138	91,042,311
Advisor Freedom 2050	21,604,802	45,601,888	67,206,690
Advisor Freedom 2055	5,114,063	4,444,552	9,558,615
Advisor Freedom 2060	83,260	1,466	84,726
March 31, 2014
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 5,477,302	$ 5,822,554	$ 11,299,856
Advisor Freedom 2005	6,110,862	4,640,048	10,750,910
Advisor Freedom 2010	20,888,700	17,590,764	38,479,464
Advisor Freedom 2015	46,628,978	50,615,076	97,244,054
Advisor Freedom 2020	83,459,191	92,532,796	179,991,987
Advisor Freedom 2025	83,535,739	107,472,852	191,008,591
Advisor Freedom 2030	90,111,149	98,991,029	189,102,178
Advisor Freedom 2035	67,580,156	91,022,780	158,602,936
Advisor Freedom 2040	63,483,756	87,121,446	150,605,202
Advisor Freedom 2045	29,992,159	32,086,750	62,078,909
Advisor Freedom 2050	21,768,582	24,118,299	45,886,881
Advisor Freedom 2055	3,373,590	1,151,352	4,524,942

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares and in-kind transactions are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	104,702,843	125,011,310
Advisor Freedom 2005	80,747,820	113,450,237
Advisor Freedom 2010	171,091,776	310,047,906
Advisor Freedom 2015	369,778,661	607,707,606
Advisor Freedom 2020	683,693,194	948,387,215
Advisor Freedom 2025	741,605,478	848,102,471
Advisor Freedom 2030	771,651,404	887,737,975
Advisor Freedom 2035	587,526,766	625,337,689
Advisor Freedom 2040	545,142,174	616,117,448
Advisor Freedom 2045	351,415,310	311,907,766
Advisor Freedom 2050	281,738,678	249,887,676
Advisor Freedom 2055	138,010,066	57,600,659
Advisor Freedom 2060	7,254,127	1,213,064

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, compensation of the independent Trustees and certain other expenses such as interest

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Other Transactions - continued

expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Advisor Freedom Income
Class A	-%	.25%	$ 336,385	$ 9,745
Class T	.25%	.25%	245,322	353
Class B	.75%	.25%	14,407	10,813
Class C	.75%	.25%	156,123	18,806
			$ 752,237	$ 39,717
Advisor Freedom 2005
Class A	-%	.25%	$ 434,859	$ 25,831
Class T	.25%	.25%	142,608	284
Class B	.75%	.25%	8,116	6,087
Class C	.75%	.25%	79,968	4,954
			$ 665,551	$ 37,156
Advisor Freedom 2010
Class A	-%	.25%	$ 1,171,937	$ 67,490
Class T	.25%	.25%	566,059	5,681
Class B	.75%	.25%	31,660	23,770
Class C	.75%	.25%	359,509	26,358
			$ 2,129,165	$ 123,299
Advisor Freedom 2015
Class A	-%	.25%	$ 2,561,613	$ 131,550
Class T	.25%	.25%	1,083,698	6,293
Class B	.75%	.25%	99,304	74,488
Class C	.75%	.25%	737,945	74,840
			$ 4,482,560	$ 287,171
Advisor Freedom 2020
Class A	-%	.25%	$ 4,617,431	$ 231,516
Class T	.25%	.25%	2,230,897	13,654
Class B	.75%	.25%	198,001	148,501
Class C	.75%	.25%	1,137,129	122,901
			$ 8,183,458	$ 516,572
Advisor Freedom 2025
Class A	-%	.25%	$ 4,693,643	$ 269,629
Class T	.25%	.25%	1,971,654	9,759
Class B	.75%	.25%	145,077	108,865
Class C	.75%	.25%	932,640	110,863
			$ 7,743,014	$ 499,116
Advisor Freedom 2030
Class A	-%	.25%	$ 4,357,740	$ 236,803
Class T	.25%	.25%	2,208,881	9,169
Class B	.75%	.25%	176,316	132,286
Class C	.75%	.25%	902,779	104,479
			$ 7,645,716	$ 482,737
Advisor Freedom 2035
Class A	-%	.25%	$ 3,313,757	$ 202,897
Class T	.25%	.25%	1,437,733	6,401
Class B	.75%	.25%	119,609	89,863
Class C	.75%	.25%	545,303	67,105
			$ 5,416,402	$ 366,266

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Advisor Freedom 2040
Class A	-%	.25%	$ 2,962,198	$ 158,932
Class T	.25%	.25%	1,639,163	14,407
Class B	.75%	.25%	150,379	112,883
Class C	.75%	.25%	752,431	80,875
			$ 5,504,171	$ 367,097
Advisor Freedom 2045
Class A	-%	.25%	$ 1,536,969	$ 99,891
Class T	.25%	.25%	697,535	3,842
Class B	.75%	.25%	31,000	23,261
Class C	.75%	.25%	205,749	41,773
			$ 2,471,253	$ 168,767
Advisor Freedom 2050
Class A	-%	.25%	$ 1,011,730	$ 47,860
Class T	.25%	.25%	597,048	3,245
Class B	.75%	.25%	41,852	31,389
Class C	.75%	.25%	226,984	37,005
			$ 1,877,614	$ 119,499
Advisor Freedom 2055
Class A	-%	.25%	$ 240,696	$ 13,912
Class T	.25%	.25%	126,928	1,103
Class C	.75%	.25%	32,850	12,837
			$ 400,474	$ 27,852
Advisor Freedom 2060
Class A	-%	.25%	$ 1,461	$ 1,461
Class T	.25%	.25%	4,370	4,370
Class C	.75%	.25%	7,055	7,055
			$ 12,886	$ 12,886

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Advisor Freedom Income
Class A	$ 6,607
Class T	3,505
Class B*	3,278
Class C*	2,031
$ 15,421
Advisor Freedom 2005
Class A	$ 2,538
Class T	995
Class B*	365
Class C*	914
$ 4,812
Advisor Freedom 2010
Class A	$ 9,580
Class T	3,967
Class B*	2,726
Class C*	2,363
$ 18,636

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Retained by FDC
Advisor Freedom 2015
Class A	$ 28,765
Class T	9,497
Class B*	6,585
Class C*	5,807
$ 50,654
Advisor Freedom 2020
Class A	$ 70,953
Class T	32,768
Class B*	9,196
Class C*	12,366
$ 125,283
Advisor Freedom 2025
Class A	$ 81,796
Class T	44,467
Class B*	5,329
Class C*	9,237
$ 140,829
Advisor Freedom 2030
Class A	$ 96,202
Class T	43,064
Class B*	8,697
Class C*	9,759
$ 157,722
Advisor Freedom 2035
Class A	$ 74,945
Class T	40,033
Class B*	7,120
Class C*	7,396
$ 129,494
Advisor Freedom 2040
Class A	$ 82,512
Class T	39,941
Class B*	6,265
Class C*	8,727
$ 137,445
Advisor Freedom 2045
Class A	$ 47,811
Class T	24,053
Class B*	1,951
Class C*	6,327
$ 80,142
Advisor Freedom 2050
Class A	$ 40,937
Class T	15,061
Class B*	3,663
Class C*	4,647
$ 64,308
Advisor Freedom 2055
Class A	$ 19,700
Class T	11,299
Class C*	1,173
$ 32,172

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Retained by FDC
Advisor Freedom 2060
Class A	$ 539
Class T	160
Class C*	2,913
$ 3,612

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Advisor Short Fixed-Income Fund Institutional Class and Fidelity Advisor Equity Growth Fund Institutional Class, ("selected Underlying Funds") for investments and non-taxable exchanges of those investments for shares of Fidelity Advisor Series Short-Term Credit Fund and Fidelity Advisor Series Equity Growth Fund which are affiliated investment companies managed by FMR. Realized gains and losses on the redemptions of the selected Underlying Funds in connection with the reallocation are included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments reallocated	Realized Gain (Loss) on redemptions of selected Underlying Funds
Advisor Freedom Income	$ 23,644,120	$ 2,749,930
Advisor Freedom 2005	18,883,440	3,648,469
Advisor Freedom 2010	45,305,167	11,701,324
Advisor Freedom 2015	89,580,730	30,898,769
Advisor Freedom 2020	166,718,742	63,557,287
Advisor Freedom 2025	187,291,290	68,255,120
Advisor Freedom 2030	190,873,135	74,096,709
Advisor Freedom 2035	150,924,060	58,201,957
Advisor Freedom 2040	147,511,077	54,287,774
Advisor Freedom 2045	74,590,780	27,920,390
Advisor Freedom 2050	54,209,749	20,613,273
Advisor Freedom 2055	10,517,568	2,240,615
Advisor Freedom 2060	22,994	11

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Advisor Freedom Income
Class A	.25%	$ 586
Class T	.50%	214
Class B	1.00%	6
Class C	1.00%	68
Institutional Class	.00%	326
Advisor Freedom 2005
Class A	.25%	759
Class T	.50%	125
Class B	1.00%	4
Class C	1.00%	35
Institutional Class	.00%	304

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement
Advisor Freedom 2010
Class A	.25%	$ 2,060
Class T	.50%	498
Class B	1.00%	14
Class C	1.00%	158
Institutional Class	.00%	745
Advisor Freedom 2015
Class A	.25%	4,483
Class T	.50%	948
Class B	1.00%	43
Class C	1.00%	323
Institutional Class	.00%	1,940
Advisor Freedom 2020
Class A	.25%	8,035
Class T	.50%	1,940
Class B	1.00%	86
Class C	1.00%	495
Institutional Class	.00%	3,658
Advisor Freedom 2025
Class A	.25%	8,129
Class T	.50%	1,708
Class B	1.00%	62
Class C	1.00%	404
Institutional Class	.00%	3,582
Advisor Freedom 2030
Class A	.25%	7,550
Class T	.50%	1,913
Class B	1.00%	76
Class C	1.00%	391
Institutional Class	.00%	3,846
Advisor Freedom 2035
Class A	.25%	5,728
Class T	.50%	1,242
Class B	1.00%	52
Class C	1.00%	236
Institutional Class	.00%	2,960
Advisor Freedom 2040
Class A	.25%	5,128
Class T	.50%	1,419
Class B	1.00%	65
Class C	1.00%	326
Institutional Class	.00%	2,833
Advisor Freedom 2045
Class A	.25%	2,644
Class T	.50%	600
Class B	1.00%	13
Class C	1.00%	88
Institutional Class	.00%	1,615
Advisor Freedom 2050
Class A	.25%	1,739
Class T	.50%	513
Class B	1.00%	18
Class C	1.00%	98
Institutional Class	.00%	1,217

Annual Report

5. Expense Reductions - continued

	Expense Limitations	Reimbursement
Advisor Freedom 2055
Class A	.25%	$ 399
Class T	.50%	105
Class C	1.00%	14
Institutional Class	.00%	284

FMR voluntarily agreed to reimburse certain operating expenses of Advisor Freedom 2060 in the amount of $7. Some expenses, for example interest expense, are excluded from this reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2015	2014
Advisor Freedom Income
From net investment income
Class A	$ 2,006,074	$ 1,766,405
Class T	610,551	429,308
Class B	10,867	5,610
Class C	120,553	53,835
Institutional Class	1,291,837	983,323
Total	$ 4,039,882	$ 3,238,481
From net realized gain
Class A	$ 4,377,554	$ 4,306,389
Class T	1,580,033	1,357,064
Class B	48,599	51,287
Class C	507,683	416,779
Institutional Class	2,358,388	1,929,856
Total	$ 8,872,257	$ 8,061,375
Advisor Freedom 2005
From net investment income
Class A	$ 2,703,708	$ 1,934,390
Class T	364,687	244,035
Class B	5,181	3,650
Class C	65,460	32,429
Institutional Class	1,286,785	835,850
Total	$ 4,425,821	$ 3,050,354
From net realized gain
Class A	$ 6,021,448	$ 4,953,300
Class T	979,095	765,045
Class B	29,661	29,817
Class C	288,876	234,996
Institutional Class	2,444,698	1,717,398
Total	$ 9,763,778	$ 7,700,556

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended March 31,	2015	2014
Advisor Freedom 2010
From net investment income
Class A	$ 7,526,871	$ 5,617,013
Class T	1,541,263	1,081,956
Class B	22,518	11,082
Class C	328,872	138,094
Institutional Class	3,154,793	2,663,216
Total	$ 12,574,317	$ 9,511,361
From net realized gain
Class A	$ 21,724,587	$ 16,966,458
Class T	5,280,109	4,171,832
Class B	148,899	159,058
Class C	1,691,065	1,212,875
Institutional Class	7,895,305	6,457,880
Total	$ 36,739,965	$ 28,968,103
Advisor Freedom 2015
From net investment income
Class A	$ 16,472,036	$ 12,813,208
Class T	3,019,840	2,012,565
Class B	67,393	47,108
Class C	657,182	333,834
Institutional Class	8,235,434	6,573,771
Total	$ 28,451,885	$ 21,780,486
From net realized gain
Class A	$ 50,483,414	$ 44,722,592
Class T	10,845,327	8,884,016
Class B	494,619	568,951
Class C	3,671,376	2,861,846
Institutional Class	21,847,653	18,426,163
Total	$ 87,342,389	$ 75,463,568
Advisor Freedom 2020
From net investment income
Class A	$ 29,563,833	$ 22,719,462
Class T	6,239,241	4,214,567
Class B	142,694	101,181
Class C	1,028,825	534,801
Institutional Class	15,728,192	11,465,857
Total	$ 52,702,785	$ 39,035,868
From net realized gain
Class A	$ 85,524,060	$ 80,113,960
Class T	20,889,781	18,426,540
Class B	918,360	1,172,886
Class C	5,335,699	4,359,115
Institutional Class	39,035,773	32,883,618
Total	$ 151,703,673	$ 136,956,119

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2015	2014
Advisor Freedom 2025
From net investment income
Class A	$ 29,627,711	$ 22,477,566
Class T	5,418,579	3,528,131
Class B	101,520	84,463
Class C	888,259	457,022
Institutional Class	15,118,302	11,073,746
Total	$ 51,154,371	$ 37,620,928
From net realized gain
Class A	$ 92,842,798	$ 93,759,806
Class T	19,605,381	17,601,291
Class B	713,467	1,050,076
Class C	4,752,036	4,011,074
Institutional Class	40,724,216	36,965,416
Total	$ 158,637,898	$ 153,387,663
Advisor Freedom 2030
From net investment income
Class A	$ 24,784,369	$ 22,820,261
Class T	5,372,386	4,478,364
Class B	112,725	122,601
Class C	766,016	511,433
Institutional Class	15,114,759	12,079,384
Total	$ 46,150,255	$ 40,012,043
From net realized gain
Class A	$ 84,610,105	$ 86,607,833
Class T	21,708,833	20,188,786
Class B	815,088	1,192,790
Class C	4,413,727	3,878,775
Institutional Class	43,464,896	37,221,951
Total	$ 155,012,649	$ 149,090,135
Advisor Freedom 2035
From net investment income
Class A	$ 18,356,639	$ 15,154,993
Class T	3,426,264	2,367,982
Class B	76,279	70,000
Class C	462,007	268,078
Institutional Class	11,208,570	8,554,224
Total	$ 33,529,759	$ 26,415,277
From net realized gain
Class A	$ 69,919,414	$ 78,751,944
Class T	15,386,135	14,374,167
Class B	616,495	1,007,862
Class C	2,908,220	2,858,485
Institutional Class	36,135,651	35,195,201
Total	$ 124,965,915	$ 132,187,659

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended March 31,	2015	2014
Advisor Freedom 2040
From net investment income
Class A	$ 16,039,742	$ 13,352,673
Class T	3,721,379	2,834,561
Class B	93,560	78,732
Class C	614,961	342,692
Institutional Class	10,655,035	7,969,592
Total	$ 31,124,677	$ 24,578,250
From net realized gain
Class A	$ 60,990,886	$ 69,904,502
Class T	16,937,286	18,244,340
Class B	750,193	1,302,421
Class C	3,891,999	3,941,198
Institutional Class	33,876,269	32,634,491
Total	$ 116,446,633	$ 126,026,952
Advisor Freedom 2045
From net investment income
Class A	$ 8,514,719	$ 6,527,056
Class T	1,660,433	1,043,078
Class B	19,801	16,381
Class C	177,170	85,939
Institutional Class	6,221,904	4,405,855
Total	$ 16,594,027	$ 12,078,309
From net realized gain
Class A	$ 39,621,319	$ 28,311,703
Class T	8,954,687	5,432,484
Class B	200,706	177,930
Class C	1,321,278	768,912
Institutional Class	24,350,294	15,309,571
Total	$ 74,448,284	$ 50,000,600
Advisor Freedom 2050
From net investment income
Class A	$ 5,557,324	$ 4,293,626
Class T	1,344,442	948,674
Class B	24,678	22,749
Class C	190,766	101,098
Institutional Class	4,774,757	3,243,280
Total	$ 11,891,967	$ 8,609,427
From net realized gain
Class A	$ 26,749,886	$ 19,244,490
Class T	7,872,988	5,189,025
Class B	283,231	268,767
Class C	1,498,275	927,947
Institutional Class	18,910,343	11,647,225
Total	$ 55,314,723	$ 37,277,454

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2015	2014
Advisor Freedom 2055
From net investment income
Class A	$ 1,321,494	$ 616,684
Class T	294,628	116,529
Class C	27,965	8,049
Institutional Class	1,149,810	427,801
Total	$ 2,793,897	$ 1,169,063
From net realized gain
Class A	$ 3,349,879	$ 1,825,764
Class T	868,138	413,891
Class C	111,785	51,905
Institutional Class	2,434,916	1,064,319
Total	$ 6,764,718	$ 3,355,879
Advisor Freedom 2060 A
From net investment income
Class A	$ 11,467	$ -
Class T	18,274	-
Class C	13,832	-
Institutional Class	1,563	-
Total	$ 45,136	$ -
From net realized gain
Class A	$ 9,288	$ -
Class T	15,747	-
Class C	13,338	-
Institutional Class	1,217	-
Total	$ 39,590	$ -

A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended March 31,	2015	2014	2015	2014
Advisor Freedom Income
Class A
Shares sold	3,619,565	4,084,387	$ 40,149,983	$ 45,396,706
Reinvestment of distributions	573,085	539,600	6,318,078	5,992,117
Shares redeemed	(6,125,575)	(7,206,233)	(68,054,068)	(80,024,311)
Net increase (decrease)	(1,932,925)	(2,582,246)	$ (21,586,007)	$ (28,635,488)
Class T
Shares sold	3,210,409	2,344,429	$ 35,732,869	$ 26,072,453
Reinvestment of distributions	195,001	157,567	2,147,017	1,748,382
Shares redeemed	(3,823,004)	(2,562,031)	(42,530,178)	(28,429,859)
Net increase (decrease)	(417,594)	(60,035)	$ (4,650,292)	$ (609,024)
Class B
Shares sold	845	2,503	$ 9,345	$ 27,616
Reinvestment of distributions	5,113	4,670	56,268	51,823
Shares redeemed	(52,610)	(61,802)	(582,710)	(686,727)
Net increase (decrease)	(46,652)	(54,629)	$ (517,097)	$ (607,288)
Class C
Shares sold	298,092	255,147	$ 3,300,083	$ 2,828,803
Reinvestment of distributions	48,916	35,486	537,670	393,433
Shares redeemed	(326,468)	(367,267)	(3,617,162)	(4,069,265)
Net increase (decrease)	20,540	(76,634)	$ 220,591	$ (847,029)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2015	2014	2015	2014
Advisor Freedom Income
Class C
Institutional Class
Shares sold	3,917,263	2,849,137	$ 43,534,812	$ 31,746,378
Reinvestment of distributions	329,859	261,319	3,644,531	2,907,972
Shares redeemed	(3,156,053)	(3,644,830)	(35,160,767)	(40,617,188)
Net increase (decrease)	1,091,069	(534,374)	$ 12,018,576	$ (5,962,838)
Advisor Freedom 2005
Class A
Shares sold	4,029,427	4,655,166	$ 49,037,462	$ 55,830,174
Reinvestment of distributions	711,971	562,432	8,520,994	6,741,672
Shares redeemed	(6,727,836)	(7,016,437)	(81,765,937)	(84,207,322)
Net increase (decrease)	(1,986,438)	(1,798,839)	$ (24,207,481)	$ (21,635,476)
Class T
Shares sold	812,920	1,406,394	$ 9,849,130	$ 16,873,346
Reinvestment of distributions	110,375	82,906	1,320,665	993,902
Shares redeemed	(963,824)	(1,232,550)	(11,702,681)	(14,759,346)
Net increase (decrease)	(40,529)	256,750	$ (532,886)	$ 3,107,902
Class B
Shares sold	868	14,599	$ 10,408	$ 174,760
Reinvestment of distributions	2,891	2,727	34,770	32,819
Shares redeemed	(39,292)	(27,943)	(478,412)	(335,271)
Net increase (decrease)	(35,533)	(10,617)	$ (433,234)	$ (127,692)
Class C
Shares sold	95,287	187,567	$ 1,159,886	$ 2,241,261
Reinvestment of distributions	27,436	20,209	328,067	242,068
Shares redeemed	(242,635)	(157,344)	(2,934,030)	(1,891,449)
Net increase (decrease)	(119,912)	50,432	$ (1,446,077)	$ 591,880
Institutional Class
Shares sold	2,850,847	2,751,622	$ 34,887,950	$ 33,153,579
Reinvestment of distributions	309,121	209,954	3,721,031	2,529,659
Shares redeemed	(3,224,819)	(3,334,415)	(39,378,256)	(40,249,329)
Net increase (decrease)	(64,851)	(372,839)	$ (769,275)	$ (4,566,091)
Advisor Freedom 2010
Class A
Shares sold	7,458,412	10,336,177	$ 95,728,339	$ 130,803,213
Reinvestment of distributions	2,299,500	1,764,561	28,960,392	22,358,331
Shares redeemed	(14,788,608)	(16,430,945)	(190,101,552)	(208,087,550)
Net increase (decrease)	(5,030,696)	(4,330,207)	$ (65,412,821)	$ (54,926,006)
Class T
Shares sold	1,964,902	3,281,268	$ 25,117,047	$ 41,296,464
Reinvestment of distributions	539,059	410,639	6,770,716	5,188,315
Shares redeemed	(3,843,392)	(4,197,400)	(49,109,062)	(52,884,945)
Net increase (decrease)	(1,339,431)	(505,493)	$ (17,221,299)	$ (6,400,166)
Class B
Shares sold	1,368	4,359	$ 17,636	$ 54,665
Reinvestment of distributions	13,014	12,614	164,488	159,920
Shares redeemed	(136,169)	(231,730)	(1,745,537)	(2,924,345)
Net increase (decrease)	(121,787)	(214,757)	$ (1,563,413)	$ (2,709,760)
Class C
Shares sold	350,615	447,126	$ 4,459,425	$ 5,605,749
Reinvestment of distributions	151,938	98,158	1,899,118	1,234,594
Shares redeemed	(600,179)	(794,639)	(7,643,233)	(9,965,133)
Net increase (decrease)	(97,626)	(249,355)	$ (1,284,690)	$ (3,124,790)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2015	2014	2015	2014
Advisor Freedom 2010
Institutional Class
Shares sold	3,829,649	6,363,961	$ 49,401,753	$ 80,690,745
Reinvestment of distributions	873,680	717,236	11,047,113	9,117,775
Shares redeemed	(7,085,943)	(8,035,471)	(91,437,717)	(102,232,872)
Net increase (decrease)	(2,382,614)	(954,274)	$ (30,988,851)	$ (12,424,352)
Advisor Freedom 2015
Class A
Shares sold	15,703,625	22,489,270	$ 200,635,316	$ 283,126,217
Reinvestment of distributions	5,276,601	4,519,282	66,227,275	56,944,636
Shares redeemed	(29,257,493)	(37,248,204)	(374,362,704)	(469,301,306)
Net increase (decrease)	(8,277,267)	(10,239,652)	$ (107,500,113)	$ (129,230,453)
Class T
Shares sold	4,656,344	6,303,601	$ 59,429,618	$ 79,104,026
Reinvestment of distributions	1,085,954	847,786	13,619,082	10,675,072
Shares redeemed	(6,939,733)	(7,736,690)	(88,491,090)	(97,285,238)
Net increase (decrease)	(1,197,435)	(585,303)	$ (15,442,390)	$ (7,506,140)
Class B
Shares sold	7,064	34,014	$ 89,570	$ 427,275
Reinvestment of distributions	41,814	45,663	525,609	574,653
Shares redeemed	(402,437)	(526,603)	(5,132,341)	(6,609,199)
Net increase (decrease)	(353,559)	(446,926)	$ (4,517,162)	$ (5,607,271)
Class C
Shares sold	869,731	1,198,350	$ 10,972,058	$ 14,962,978
Reinvestment of distributions	326,736	236,720	4,076,902	2,966,039
Shares redeemed	(1,349,480)	(1,330,512)	(17,100,266)	(16,641,623)
Net increase (decrease)	(153,013)	104,558	$ (2,051,306)	$ 1,287,394
Institutional Class
Shares sold	9,458,107	15,218,153	$ 122,001,029	$ 192,651,271
Reinvestment of distributions	2,368,220	1,957,749	29,937,068	24,850,867
Shares redeemed	(16,294,520)	(16,707,286)	(210,299,155)	(211,582,062)
Net increase (decrease)	(4,468,193)	468,616	$ (58,361,058)	$ 5,920,076
Advisor Freedom 2020
Class A
Shares sold	29,864,265	37,875,371	$ 403,260,707	$ 499,708,170
Reinvestment of distributions	8,578,581	7,715,244	113,813,379	101,833,461
Shares redeemed	(47,421,612)	(53,499,262)	(641,713,463)	(706,085,629)
Net increase (decrease)	(8,978,766)	(7,908,647)	$ (124,639,377)	$ (104,543,998)
Class T
Shares sold	8,913,845	11,814,695	$ 120,539,986	$ 155,626,547
Reinvestment of distributions	2,011,893	1,686,654	26,710,290	22,276,384
Shares redeemed	(12,539,322)	(12,049,762)	(169,109,400)	(159,248,035)
Net increase (decrease)	(1,613,584)	1,451,587	$ (21,859,124)	$ 18,654,896
Class B
Shares sold	14,255	30,377	$ 191,115	$ 402,320
Reinvestment of distributions	75,323	90,003	1,002,110	1,186,806
Shares redeemed	(677,580)	(879,412)	(9,156,161)	(11,576,323)
Net increase (decrease)	(588,002)	(759,032)	$ (7,962,936)	$ (9,987,197)
Class C
Shares sold	1,424,074	1,846,934	$ 19,098,957	$ 24,173,360
Reinvestment of distributions	457,393	344,681	6,035,886	4,527,030
Shares redeemed	(1,864,464)	(1,682,149)	(25,007,693)	(22,026,418)
Net increase (decrease)	17,003	509,466	$ 127,150	$ 6,673,972
Institutional Class
Shares sold	19,064,129	24,830,823	$ 259,660,409	$ 329,988,794
Reinvestment of distributions	4,091,068	3,330,002	54,641,482	44,259,859
Shares redeemed	(25,591,315)	(23,073,768)	(348,936,742)	(307,011,358)
Net increase (decrease)	(2,436,118)	5,087,057	$ (34,634,851)	$ 67,237,295
Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2015	2014	2015	2014
Advisor Freedom 2025
Class A
Shares sold	30,824,980	42,336,074	$ 410,567,593	$ 544,836,932
Reinvestment of distributions	9,283,529	8,980,977	121,333,464	115,368,644
Shares redeemed	(43,364,361)	(50,182,999)	(578,296,228)	(647,564,921)
Net increase (decrease)	(3,255,852)	1,134,052	$ (46,395,171)	$ 12,640,655
Class T
Shares sold	9,163,444	11,279,406	$ 122,230,291	$ 145,595,680
Reinvestment of distributions	1,881,621	1,611,890	24,642,081	20,769,490
Shares redeemed	(9,564,325)	(9,292,943)	(127,497,057)	(120,291,981)
Net increase (decrease)	1,480,740	3,598,353	$ 19,375,315	$ 46,073,189
Class B
Shares sold	7,639	18,435	$ 101,154	$ 237,832
Reinvestment of distributions	60,528	83,763	789,486	1,068,884
Shares redeemed	(552,494)	(590,150)	(7,322,415)	(7,554,066)
Net increase (decrease)	(484,327)	(487,952)	$ (6,431,775)	$ (6,247,350)
Class C
Shares sold	1,409,479	1,737,317	$ 18,560,432	$ 22,105,326
Reinvestment of distributions	416,558	332,872	5,389,721	4,237,083
Shares redeemed	(1,358,528)	(1,198,006)	(17,840,628)	(15,248,728)
Net increase (decrease)	467,509	872,183	$ 6,109,525	$ 11,093,681
Institutional Class
Shares sold	20,210,452	25,761,490	$ 271,300,137	$ 334,359,446
Reinvestment of distributions	4,229,465	3,699,489	55,687,560	47,917,135
Shares redeemed	(24,668,738)	(20,040,038)	(331,872,377)	(260,861,013)
Net increase (decrease)	(228,821)	9,420,941	$ (4,884,680)	$ 121,415,568
Advisor Freedom 2030
Class A
Shares sold	29,982,308	35,163,430	$ 425,108,614	$ 479,754,505
Reinvestment of distributions	7,745,575	7,936,793	107,962,607	108,270,707
Shares redeemed	(42,806,590)	(48,268,332)	(608,979,063)	(659,744,933)
Net increase (decrease)	(5,078,707)	(5,168,109)	$ (75,907,842)	$ (71,719,721)
Class T
Shares sold	9,534,874	11,453,954	$ 135,029,239	$ 155,598,895
Reinvestment of distributions	1,924,391	1,780,942	26,745,337	24,245,358
Shares redeemed	(11,484,782)	(10,098,141)	(162,090,418)	(137,447,373)
Net increase (decrease)	(25,517)	3,136,755	$ (315,842)	$ 42,396,880
Class B
Shares sold	14,168	19,423	$ 199,886	$ 262,817
Reinvestment of distributions	63,454	91,135	882,312	1,235,310
Shares redeemed	(602,929)	(640,819)	(8,525,390)	(8,680,850)
Net increase (decrease)	(525,307)	(530,261)	$ (7,443,192)	$ (7,182,723)
Class C
Shares sold	1,181,717	1,567,826	$ 16,583,425	$ 21,161,811
Reinvestment of distributions	359,063	306,706	4,954,340	4,146,937
Shares redeemed	(1,295,488)	(1,293,656)	(18,186,108)	(17,444,366)
Net increase (decrease)	245,292	580,876	$ 3,351,657	$ 7,864,382
Institutional Class
Shares sold	20,433,390	25,486,532	$ 291,589,869	$ 349,828,449
Reinvestment of distributions	4,181,177	3,591,064	58,538,306	49,271,553
Shares redeemed	(23,026,293)	(19,352,622)	(329,226,948)	(265,575,217)
Net increase (decrease)	1,588,274	9,724,974	$ 20,901,227	$ 133,524,785

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2015	2014	2015	2014
Advisor Freedom 2035
Class A
Shares sold	24,992,674	30,839,841	$ 339,358,729	$ 401,061,956
Reinvestment of distributions	6,554,589	7,206,612	87,286,625	93,096,733
Shares redeemed	(33,903,950)	(37,264,321)	(460,733,346)	(486,151,077)
Net increase (decrease)	(2,356,687)	782,132	$ (34,087,992)	$ 8,007,612
Class T
Shares sold	7,857,411	9,103,150	$ 106,015,264	$ 117,542,744
Reinvestment of distributions	1,398,752	1,282,500	18,528,616	16,509,548
Shares redeemed	(7,140,022)	(6,972,585)	(96,375,027)	(90,278,682)
Net increase (decrease)	2,116,141	3,413,065	$ 28,168,853	$ 43,773,610
Class B
Shares sold	10,477	17,251	$ 139,695	$ 221,872
Reinvestment of distributions	50,768	80,993	668,753	1,030,251
Shares redeemed	(425,647)	(437,598)	(5,695,614)	(5,620,878)
Net increase (decrease)	(364,402)	(339,354)	$ (4,887,166)	$ (4,368,755)
Class C
Shares sold	944,423	1,025,354	$ 12,603,241	$ 13,080,890
Reinvestment of distributions	248,458	235,491	3,258,885	2,998,763
Shares redeemed	(847,126)	(822,478)	(11,264,242)	(10,571,839)
Net increase (decrease)	345,755	438,367	$ 4,597,884	$ 5,507,814
Institutional Class
Shares sold	17,297,096	22,169,723	$ 235,983,229	$ 290,282,504
Reinvestment of distributions	3,527,717	3,355,907	47,224,750	43,645,383
Shares redeemed	(19,577,302)	(17,193,773)	(267,699,540)	(225,081,173)
Net increase (decrease)	1,247,511	8,331,857	$ 15,508,439	$ 108,846,714
Advisor Freedom 2040
Class A
Shares sold	22,027,517	26,414,040	$ 320,537,063	$ 366,925,342
Reinvestment of distributions	5,330,622	5,965,581	76,146,062	82,476,062
Shares redeemed	(30,109,992)	(33,301,232)	(439,085,157)	(464,565,679)
Net increase (decrease)	(2,751,853)	(921,611)	$ (42,402,032)	$ (15,164,275)
Class T
Shares sold	6,835,952	8,535,793	$ 99,246,602	$ 118,572,330
Reinvestment of distributions	1,432,514	1,506,248	20,419,843	20,796,167
Shares redeemed	(8,826,745)	(7,718,886)	(127,925,824)	(107,319,576)
Net increase (decrease)	(558,279)	2,323,155	$ (8,259,379)	$ 32,048,921
Class B
Shares sold	4,956	9,646	$ 70,676	$ 131,453
Reinvestment of distributions	57,179	96,072	810,225	1,308,927
Shares redeemed	(525,971)	(650,407)	(7,572,893)	(8,923,151)
Net increase (decrease)	(463,836)	(544,689)	$ (6,691,992)	$ (7,482,771)
Class C
Shares sold	864,597	1,054,739	$ 12,395,253	$ 14,462,997
Reinvestment of distributions	311,569	300,354	4,388,231	4,094,533
Shares redeemed	(821,736)	(985,080)	(11,744,285)	(13,520,722)
Net increase (decrease)	354,430	370,013	$ 5,039,199	$ 5,036,808
Institutional Class
Shares sold	16,770,945	19,251,431	$ 245,351,678	$ 269,819,548
Reinvestment of distributions	3,101,175	2,915,076	44,515,713	40,584,686
Shares redeemed	(18,212,781)	(13,782,709)	(266,820,365)	(193,585,140)
Net increase (decrease)	1,659,339	8,383,798	$ 23,047,026	$ 116,819,094

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2015	2014	2015	2014
Advisor Freedom 2045
Class A
Shares sold	18,712,185	21,813,137	$ 209,776,882	$ 237,123,868
Reinvestment of distributions	4,333,542	3,161,418	47,625,624	34,584,656
Shares redeemed	(21,282,383)	(21,252,864)	(238,779,567)	(231,331,936)
Net increase (decrease)	1,763,344	3,721,691	$ 18,622,939	$ 40,376,588
Class T
Shares sold	5,949,650	5,854,847	$ 66,258,387	$ 63,282,990
Reinvestment of distributions	965,903	592,260	10,566,973	6,461,727
Shares redeemed	(4,486,660)	(3,953,073)	(50,101,529)	(42,870,592)
Net increase (decrease)	2,428,893	2,494,034	$ 26,723,831	$ 26,874,125
Class B
Shares sold	95	8,016	$ 1,034	$ 88,545
Reinvestment of distributions	19,875	17,385	217,266	188,888
Shares redeemed	(100,368)	(59,379)	(1,115,970)	(641,697)
Net increase (decrease)	(80,398)	(33,978)	$ (897,670)	$ (364,264)
Class C
Shares sold	649,460	622,113	$ 7,186,677	$ 6,663,065
Reinvestment of distributions	137,157	78,062	1,490,900	846,436
Shares redeemed	(394,015)	(345,364)	(4,355,267)	(3,720,315)
Net increase (decrease)	392,602	354,811	$ 4,322,310	$ 3,789,186
Institutional Class
Shares sold	14,432,835	16,898,017	$ 162,533,382	$ 184,576,521
Reinvestment of distributions	2,768,950	1,791,522	30,569,205	19,712,009
Shares redeemed	(14,785,258)	(11,037,062)	(166,549,587)	(120,937,301)
Net increase (decrease)	2,416,527	7,652,477	$ 26,553,000	$ 83,351,229
Advisor Freedom 2050
Class A
Shares sold	14,360,668	15,559,859	$ 159,733,346	$ 168,186,336
Reinvestment of distributions	2,922,124	2,139,053	31,851,156	23,255,133
Shares redeemed	(15,493,944)	(15,927,070)	(172,543,245)	(172,752,977)
Net increase (decrease)	1,788,848	1,771,842	$ 19,041,257	$ 18,688,492
Class T
Shares sold	4,705,234	4,952,273	$ 52,106,997	$ 53,263,754
Reinvestment of distributions	843,643	563,429	9,170,398	6,111,429
Shares redeemed	(4,329,214)	(3,823,850)	(48,154,235)	(41,331,820)
Net increase (decrease)	1,219,663	1,691,852	$ 13,123,160	$ 18,043,363
Class B
Shares sold	1,165	6,070	$ 12,668	$ 62,698
Reinvestment of distributions	27,836	26,115	301,488	281,437
Shares redeemed	(170,683)	(116,795)	(1,884,202)	(1,260,526)
Net increase (decrease)	(141,682)	(84,610)	$ (1,570,046)	$ (916,391)
Class C
Shares sold	590,407	576,662	$ 6,495,242	$ 6,162,264
Reinvestment of distributions	152,987	92,687	1,653,786	1,001,088
Shares redeemed	(394,204)	(337,180)	(4,335,558)	(3,617,246)
Net increase (decrease)	349,190	332,169	$ 3,813,470	$ 3,546,106
Institutional Class
Shares sold	12,679,506	13,460,852	$ 141,962,167	$ 146,409,293
Reinvestment of distributions	2,160,845	1,361,462	23,682,865	14,889,948
Shares redeemed	(12,616,627)	(9,180,695)	(140,923,985)	(100,348,531)
Net increase (decrease)	2,223,724	5,641,619	$ 24,721,047	$ 60,950,710

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2015	2014	2015	2014
Advisor Freedom 2055
Class A
Shares sold	6,723,201	6,413,613	$ 79,527,486	$ 71,666,130
Reinvestment of distributions	394,037	212,805	4,607,113	2,422,593
Shares redeemed	(4,347,743)	(2,762,885)	(51,516,521)	(31,087,783)
Net increase (decrease)	2,769,495	3,863,533	$ 32,618,078	$ 43,000,940
Class T
Shares sold	1,951,946	1,441,153	$ 23,016,119	$ 16,075,315
Reinvestment of distributions	99,561	46,640	1,162,259	530,234
Shares redeemed	(875,910)	(535,943)	(10,366,468)	(6,022,756)
Net increase (decrease)	1,175,597	951,850	$ 13,811,910	$ 10,582,793
Class C
Shares sold	172,714	139,814	$ 2,031,536	$ 1,564,294
Reinvestment of distributions	11,853	5,264	138,488	59,878
Shares redeemed	(45,944)	(35,519)	(542,625)	(399,907)
Net increase (decrease)	138,623	109,559	$ 1,627,399	$ 1,224,265
Institutional Class
Shares sold	5,543,049	4,049,210	$ 65,771,171	$ 45,422,502
Reinvestment of distributions	305,695	130,689	3,584,726	1,492,120
Shares redeemed	(3,148,817)	(1,280,405)	(37,251,656)	(14,465,282)
Net increase (decrease)	2,699,927	2,899,494	$ 32,104,241	$ 32,449,340
Advisor Freedom 2060 A
Class A
Shares sold	262,981	-	$ 2,694,816	$ -
Reinvestment of distributions	2,037	-	20,755	-
Shares redeemed	(45,775)	-	(469,354)	-
Net increase (decrease)	219,243	-	$ 2,246,217	$ -
Class T
Shares sold	213,565	-	$ 2,151,006	$ -
Reinvestment of distributions	3,339	-	34,197	-
Shares redeemed	(17,274)	-	(175,609)	-
Net increase (decrease)	199,630	-	$ 2,009,594	$ -
Class C
Shares sold	201,608	-	$ 2,029,734	$ -
Reinvestment of distributions	2,669	-	27,171	-
Shares redeemed	(76,007)	-	(775,966)	-
Net increase (decrease)	128,270	-	$ 1,280,939	$ -
Institutional Class
Shares sold	44,829	-	$ 459,604	$ -
Reinvestment of distributions	273	-	2,780	-
Shares redeemed	(6,606)	-	(69,020)	-
Net increase (decrease)	38,496	-	$ 393,364	$ -

A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

8. Other - continued

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

	Fidelity Advisor Freedom Income Fund	Fidelity Advisor Freedom 2010 Fund	Fidelity Advisor Freedom 2015 Fund	Fidelity Advisor Freedom 2020 Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund
Fidelity Advisor Series Equity-Income Fund	-	-	-	13%	15%	18%	15%	14%
Fidelity Advisor Series Growth & Income Fund	-	-	-	13%	15%	18%	15%	14%
Fidelity Advisor Series Opportunistic Insights Fund	-	-	-	13%	15%	18%	15%	14%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	-	-	-	14%	16%	18%	15%	14%
Fidelity Advisor Series Small Cap Fund	-	-	-	13%	15%	18%	15%	14%
Fidelity Advisor Series Growth Opportunities Fund	-	-	-	14%	16%	18%	14%	14%
Fidelity Advisor Series Equity Growth Fund	-	-	-	13%	15%	18%	15%	14%
Fidelity Advisor Series Short-Term Credit Fund	11%	11%	13%	17%	15%	-	-	-

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

% of shares held
Fidelity Advisor Series Equity-Income Fund	100%
Fidelity Advisor Series Growth & Income Fund	100%
Fidelity Advisor Series Opportunistic Insights Fund	100%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	100%
Fidelity Advisor Series Small Cap Fund	100%
Fidelity Advisor Series Growth Opportunities Fund	100%
Fidelity Advisor Series Equity Growth Fund	100%
Fidelity Advisor Series Short-Term Credit Fund	100%

In addition, at the end of the period certain otherwise unaffiliated shareholders were owners of record of more than 50% of the outstanding shares of the following Fund:

	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Advisor Freedom 2060 Fund	1	54%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the Funds) each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2015, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund as of March 31, 2015, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 20, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Advisor Freedom® Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Advisor Freedom® Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Advisor Freedom Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Advisor Freedom Fund's performance. If the interests of a Fidelity Advisor Freedom Fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Advisor Freedom Funds® to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 217 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and other Boards oversee Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC (diversified financial services company) or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR (investment adviser firm), and President of Fidelity Research & Analysis Company (investment adviser firm, 2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company (investment adviser firm), Vice President of FMR Co., Inc. (investment adviser firm, 2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund
Class A	05/11/15	05/08/15	$0.000	$0.111
Class T	05/11/15	05/08/15	$0.000	$0.111
Class B	05/11/15	05/08/15	$0.000	$0.111
Class C	05/11/15	05/08/15	$0.000	$0.111
Fidelity Advisor Freedom 2005 Fund
Class A	05/11/15	05/08/15	$0.032	$0.169
Class T	05/11/15	05/08/15	$0.025	$0.169
Class B	05/11/15	05/08/15	$0.005	$0.169
Class C	05/11/15	05/08/15	$0.008	$0.169
Fidelity Advisor Freedom 2010 Fund
Class A	05/11/15	05/08/15	$0.028	$0.229
Class T	05/11/15	05/08/15	$0.020	$0.229
Class B	05/11/15	05/08/15	$0.000	$0.225
Class C	05/11/15	05/08/15	$0.003	$0.229
Fidelity Advisor Freedom 2015 Fund
Class A	05/11/15	05/08/15	$0.028	$0.225
Class T	05/11/15	05/08/15	$0.020	$0.225
Class B	05/11/15	05/08/15	$0.000	$0.225
Class C	05/11/15	05/08/15	$0.004	$0.225
Fidelity Advisor Freedom 2020 Fund
Class A	05/11/15	05/08/15	$0.025	$0.231
Class T	05/11/15	05/08/15	$0.016	$0.231
Class B	05/11/15	05/08/15	$0.000	$0.225
Class C	05/11/15	05/08/15	$0.000	$0.230
Fidelity Advisor Freedom 2025 Fund
Class A	05/11/15	05/08/15	$0.017	$0.249
Class T	05/11/15	05/08/15	$0.009	$0.249
Class B	05/11/15	05/08/15	$0.000	$0.236
Class C	05/11/15	05/08/15	$0.000	$0.242
Fidelity Advisor Freedom 2030 Fund
Class A	05/11/15	05/08/15	$0.008	$0.311
Class T	05/11/15	05/08/15	$0.000	$0.311
Class B	05/11/15	05/08/15	$0.000	$0.295
Class C	05/11/15	05/08/15	$0.000	$0.295
Fidelity Advisor Freedom 2035 Fund
Class A	05/11/15	05/08/15	$0.002	$0.303
Class T	05/11/15	05/08/15	$0.000	$0.298
Class B	05/11/15	05/08/15	$0.000	$0.286
Class C	05/11/15	05/08/15	$0.000	$0.286
Fidelity Advisor Freedom 2040 Fund
Class A	05/11/15	05/08/15	$0.002	$0.345
Class T	05/11/15	05/08/15	$0.000	$0.338
Class B	05/11/15	05/08/15	$0.000	$0.326
Class C	05/11/15	05/08/15	$0.000	$0.326
Fidelity Advisor Freedom 2045 Fund
Class A	05/11/15	05/08/15	$0.002	$0.245
Class T	05/11/15	05/08/15	$0.000	$0.240
Class B	05/11/15	05/08/15	$0.000	$0.226
Class C	05/11/15	05/08/15	$0.000	$0.228
Fidelity Advisor Freedom 2050 Fund
Class A	05/11/15	05/08/15	$0.002	$0.241
Class T	05/11/15	05/08/15	$0.000	$0.236
Class B	05/11/15	05/08/15	$0.000	$0.221
Class C	05/11/15	05/08/15	$0.000	$0.223
	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom 2055 Fund
Class A	05/11/15	05/08/15	$0.002	$0.228
Class T	05/11/15	05/08/15	$0.000	$0.223
Class C	05/11/15	05/08/15	$0.000	$0.211
Fidelity Advisor Freedom 2060 Fund
Class A	05/11/15	05/08/15	$0.000	$0.169
Class T	05/11/15	05/08/15	$0.000	$0.160
Class C	05/11/15	05/08/15	$0.000	$0.146

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Freedom Income Fund	$5,531,644
Fidelity Advisor Freedom 2005 Fund	$7,391,466
Fidelity Advisor Freedom 2010 Fund	$29,075,907
Fidelity Advisor Freedom 2015 Fund	$66,136,445
Fidelity Advisor Freedom 2020 Fund	$122,768,876
Fidelity Advisor Freedom 2025 Fund	$133,733,556
Fidelity Advisor Freedom 2030 Fund	$149,103,020
Fidelity Advisor Freedom 2035 Fund	$117,749,508
Fidelity Advisor Freedom 2040 Fund	$111,711,503
Fidelity Advisor Freedom 2045 Fund	$56,286,514
Fidelity Advisor Freedom 2050 Fund	$40,834,068
Fidelity Advisor Freedom 2055 Fund	$6,818,052
Fidelity Advisor Freedom 2060 Fund	$101,682

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund
Class A	6.93%
Class T	6.93%
Class B	6.93%
Class C	6.93%
Fidelity Advisor Freedom 2005 Fund
Class A	4.97%
Class T	4.97%
Class B	4.97%
Class C	4.97%
Fidelity Advisor Freedom 2010 Fund
Class A	3.94%
Class T	3.94%
Class B	3.94%
Class C	3.94%
Fidelity Advisor Freedom 2015 Fund
Class A	3.12%
Class T	3.12%
Class B	3.12%
Class C	3.12%
Fidelity Advisor Freedom 2020 Fund
Class A	2.34%
Class T	2.34%
Class B	2.34%
Class C	2.34%
Fidelity Advisor Freedom 2025 Fund
Class A	1.41%
Class T	1.41%
Class B	1.41%
Class C	1.41%
Fidelity Advisor Freedom 2030 Fund
Class A	0.44%
Class T	0.44%
Class B	0.44%
Class C	0.44%
Fidelity Advisor Freedom 2035 Fund
Class A	0.07%
Class T	0.07%
Class B	0.07%
Class C	0.07%
Fidelity Advisor Freedom 2040 Fund
Class A	0.07%
Class T	0.07%
Class B	0.07%
Class C	0.07%
Fidelity Advisor Freedom 2045 Fund
Class A	0.08%
Class T	0.08%
Class B	0.08%
Class C	0.08%
Fidelity Advisor Freedom 2050 Fund
Class A	0.08%
Class T	0.08%
Class B	0.08%
Class C	0.08%
Fidelity Advisor Freedom 2055 Fund
Class A	0.08%
Class T	0.08%
Class C	0.08%
Fidelity Advisor Freedom 2060 Fund
Class A	0.02%
Class T	0.02%
Class C	0.02%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom Income Fund
May 2014	7%	8%	9%	9%
June 2014	14%	17%	39%	31%
July 2014	14%	18%	35%	35%
August 2014	14%	16%	28%	28%
September 2014	13%	18%	49%	49%
October 2014	14%	18%	31%	31%
November 2014	14%	17%	24%	24%
December 2014	14%	15%	16%	16%
February 2015	5%	6%	32%	32%
March 2015	5%	6%	21%	14%
Fidelity Advisor Freedom 2005 Fund
May 2014	3%	4%	6%	6%
December 2014	19%	21%	30%	27%
Fidelity Advisor Freedom 2010 Fund
May 2014	4%	5%	9%	7%
December 2014	22%	24%	32%	30%
Fidelity Advisor Freedom 2015 Fund
May 2014	4%	5%	10%	8%
December 2014	25%	27%	35%	33%
	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom 2020 Fund
May 2014	7%	9%	20%	15%
December 2014	26%	28%	37%	35%
Fidelity Advisor Freedom 2025 Fund
May 2014	7%	9%	19%	15%
December 2014	30%	33%	42%	39%
Fidelity Advisor Freedom 2030 Fund
May 2014	15%	20%	0%	67%
December 2014	33%	36%	46%	43%
Fidelity Advisor Freedom 2035 Fund
May 2014	21%	32%	0%	0%
December 2014	35%	38%	49%	45%
Fidelity Advisor Freedom 2040 Fund
May 2014	17%	24%	0%	100%
December 2014	36%	39%	49%	46%
Fidelity Advisor Freedom 2045 Fund
May 2014	16%	20%	100%	65%
December 2014	36%	39%	51%	47%
Fidelity Advisor Freedom 2050 Fund
May 2014	14%	18%	91%	52%
December 2014	36%	39%	51%	46%
Fidelity Advisor Freedom 2055 Fund
May 2014	31%	45%	N/A	0%
December 2014	35%	38%	N/A	44%
Fidelity Advisor Freedom 2060 Fund
December 2014	36%	38%	N/A	40%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom Income Fund
May 2014	11%	12%	15%	15%
June 2014	23%	28%	62%	50%
July 2014	22%	28%	56%	56%
August 2014	23%	27%	45%	45%
September 2014	22%	30%	79%	79%
October 2014	23%	29%	50%	50%
November 2014	22%	27%	39%	39%
December 2014	23%	24%	27%	27%
February 2015	5%	6%	29%	29%
March 2015	5%	6%	19%	13%
Fidelity Advisor Freedom 2005 Fund
May 2014	5%	5%	8%	8%
December 2014	32%	35%	49%	45%
Fidelity Advisor Freedom 2010 Fund
May 2014	7%	9%	14%	12%
December 2014	36%	40%	52%	48%
Fidelity Advisor Freedom 2015 Fund
May 2014	6%	7%	12%	10%
December 2014	39%	42%	55%	51%
Fidelity Advisor Freedom 2020 Fund
May 2014	8%	10%	22%	17%
December 2014	43%	47%	60%	57%
Fidelity Advisor Freedom 2025 Fund
May 2014	9%	11%	25%	19%
December 2014	48%	52%	67%	62%
Fidelity Advisor Freedom 2030 Fund
May 2014	16%	22%	0%	72%
December 2014	55%	60%	77%	71%
	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom 2035 Fund
May 2014	30%	46%	0%	0%
December 2014	59%	64%	82%	76%
Fidelity Advisor Freedom 2040 Fund
May 2014	18%	26%	0%	100%
December 2014	60%	65%	83%	77%
Fidelity Advisor Freedom 2045 Fund
May 2014	16%	20%	100%	63%
December 2014	61%	66%	84%	78%
Fidelity Advisor Freedom 2050 Fund
May 2014	15%	20%	96%	55%
December 2014	60%	65%	85%	77%
Fidelity Advisor Freedom 2055 Fund
May 2014	23%	34%	N/A	0%
December 2014	59%	63%	N/A	74%
Fidelity Advisor Freedom 2060 Fund
December 2014	68%	70%	N/A	74%

The funds will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

The Bank of New York Mellon

New York, NY

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

JPMorgan Chase Bank

New York, NY

2060

(Fidelity Investment logo)(registered trademark)

AFF-UANN-0515
1.792134.111

Fidelity Advisor Freedom Funds®-

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 -
Institutional Class

Annual Report

March 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Freedom® Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2060 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Advisor Freedom® Income Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Institutional Class	3.89%	4.70%	4.42%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income Fund - Institutional Class on March 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

16,500
16,000
15,000
14,000
13,000
12,000
11,000
10,000
$9,700
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
'15

Period Ending Values

$15,406 Fidelity Advisor Freedom Income Fund - Institutional Class

$16,174 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2005 Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Institutional Class	4.85%	6.15%	4.94%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2005 Fund - Institutional Class on March 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

16,500
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$8,500
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
'15

Period Ending Values

$16,202 Fidelity Advisor Freedom 2005 Fund - Institutional Class

$16,174 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2010 Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Institutional Class	5.34%	7.25%	5.51%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 Fund - Institutional Class on March 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

17,500
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$8,300
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
'15

Period Ending Values

——— $17,090 Fidelity Advisor Freedom 2010 Fund - Institutional Class

- - - - $16,174 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Freedom 2015 Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Institutional Class	5.74%	7.54%	5.75%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2015 Fund - Institutional Class on March 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

22,000
20,000
17,500
15,000
12,500
10,000
8,000
$6,700
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
'15

Period Ending Values

$17,485 Fidelity Advisor Freedom 2015 Fund - Institutional Class

$21,610 S&P 500® Index

Annual Report

Fidelity Advisor Freedom 2020 Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Institutional Class	6.13%	8.02%	5.72%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 Fund - Institutional Class on March 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

22,000
20,000
17,500
15,000
12,500
10,000
8,000
$6,700
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
'15

Period Ending Values

$17,442 Fidelity Advisor Freedom 2020 Fund - Institutional Class

$21,610 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2025 Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Institutional Class	6.48%	8.83%	6.09%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2025 Fund - Institutional Class on March 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

22,000
20,000
17,500
15,000
12,500
10,000
8,000
$6,700
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
'15

Period Ending Values

$18,065 Fidelity Advisor Freedom 2025 Fund - Institutional Class

$21,610 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2030 Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Institutional Class	6.85%	9.16%	5.95%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 Fund - Institutional Class on March 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

22,000
20,000
17,500
15,000
12,500
10,000
8,000
$6,700
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
'15

Period Ending Values

$17,825 Fidelity Advisor Freedom 2030 Fund - Institutional Class

$21,610 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2035 Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Institutional Class	7.11%	9.63%	6.15%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2035 Fund - Institutional Class on March 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

22,000
20,000
17,500
15,000
12,500
10,000
8,000
$6,700
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
'15
Period Ending Values
$18,158 Fidelity Advisor Freedom 2035 Fund - Institutional Class
$21,610 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2040 Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Past 10 years
Institutional Class	6.99%	9.68%	6.11%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 Fund - Institutional Class on March 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

22,000
20,000
17,500
15,000
12,500
10,000
8,000
$6,700
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
'15

Period Ending Values

$18,102 Fidelity Advisor Freedom 2040 Fund - Institutional Class

$21,610 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2045 Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Institutional Class	7.03%	9.82%	5.26%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2045 Fund - Institutional Class on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

20,000
17,500
15,000
12,500
10,000
9,000
8,000
7,000
$5,900
2006
2007
2008
2009
2010
2011
2012
2013
2014
'15

Period Ending Values

$15,725 Fidelity Advisor Freedom 2045 Fund - Institutional Class

$19,412 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2050 Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Past 5 years	Life of fund A
Institutional Class	7.10%	9.84%	5.14%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2050 Fund - Institutional Class on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

20,000
17,500
15,000
12,500
10,000
9,000
8,000
7,000
$5,700
2006
2007
2008
2009
2010
2011
2012
2013
2014
'15
Period Ending Values
$15,578 Fidelity Advisor Freedom 2050 Fund - Institutional Class
$19,412 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2055 Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fund A
Institutional Class	7.15%	8.77%

A From June 1, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2055 Fund - Institutional Class on June 1, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

17,500
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$8,300
2011
2012
2013
2014
'15

Period Ending Values

$13,801 Fidelity Advisor Freedom 2055 Fund - Institutional Class

$17,080 S&P 500 Index

Annual Report

Fidelity Advisor Freedom 2060 Fund - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Advisor Freedom 2060 Fund's - Institutional Class cumulative total return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2060 Fund - Institutional Class on August 5, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

11,500
11,250
11,000
10,750
10,500
10,250
$10,000
2014
'15

Period Ending Values

$10,538 Fidelity Advisor Freedom 2060 Fund - Institutional Class

$10,920 S&P 500 Index

-

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed slightly off recent all-time highs for the 12 months ending March 31, 2015, supported by the relative strength of the U.S. economy and dollar, as well as the appeal of stocks relative to bonds. The large-cap S&P 500® Index returned 12.73%. Growth stocks in the index handily outperformed value-oriented names; among sectors, all save energy notched a gain. The tech-heavy Nasdaq Composite Index® gained 18.12%, while the small-cap Russell 2000® Index advanced 8.21%, rallying after earlier weakness due to growth and valuation worries. International stocks, as measured by the MSCI ACWI (All Country World Index) ex USA Index, returned -0.88% amid recessionary pressure in parts of Asia, anemic economic growth in the eurozone and a rising U.S. dollar. Within the MSCI ACWI ex USA index, Europe (-4%) was hampered by late-period deflationary concerns and currency weakness. The U.K. (-5%) endured decelerating growth and a cooling housing market. Japan (+12%) fought encroaching recession by expanding its already-aggressive economic stimulus plan; Europe followed suit in January. Emerging markets (-1%) saw late-period outflows ahead of potential U.S. Federal Reserve tightening.

Turning to fixed income: U.S. taxable investment-grade bonds posted a positive return for the one-year period, despite a February price decline related to expectations of higher inflation and interest rates. For much of the period, investors in many parts of the world sought the perceived safe haven of U.S. bonds. The Barclays® U.S. Aggregate Bond Index rose 5.72%, well ahead of the negative return for international bonds, which struggled due to a surging U.S. dollar. Among sectors in the Barclays index, U.S. Treasuries rose roughly 5%, driven by this preference for conservative investments. Sentiment changed somewhat toward period end, however, when investors snapped up riskier assets amid a rally in higher-yielding bonds.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion: For the 12 months ending March 31, 2015, the share classes of each Advisor Freedom® Fund posted a positive absolute return (excluding sales charges) that was consistent with its investment goal. [Note: Advisor Freedom® 2060 Fund has not marked a full year's performance; however, the comments here apply generally to its life-of-fund period.] Longer-dated Funds delivered higher returns, as we would expect given their greater exposure to underlying equities, which rose overall this period. On a relative basis, the Funds modestly lagged their respective Composite indexes. (For specific Fund results, please refer to the performance section of this report.) Aggregate allocation decisions detracted from the Funds' relative results for the full year, but underlying manager decisions proved additive overall. Security selection in the U.S. equity asset class helped most; positioning in non-U.S. equities also contributed. Conversely, allocations to asset classes such as high-yield debt and commodities hurt. Among the Funds' U.S. equity investments, favorable picks in health care and information technology aided overall results. Outside the U.S., decisions within the energy sector helped; among countries, U.K. stock picks contributed notably. Lastly, active asset allocation was implemented effective August 1, 2014; this allows portfolio managers to make incremental shifts - within predefined risk parameters - to Fund allocations relative to the strategic glide path.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 1,023.00	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,022.70	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,020.30	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,019.50	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,025.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 1,029.00	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,027.80	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,025.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,024.80	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,030.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 1,032.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,030.90	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,028.30	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,028.10	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,033.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 1,035.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,034.40	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,030.80	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,031.40	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,036.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 1,037.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,036.20	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,032.70	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,033.30	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,038.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 1,040.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,038.20	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,035.50	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,035.80	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,040.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 1,041.60	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,041.30	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,038.30	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,037.80	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,043.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 1,043.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,041.70	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,039.20	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,039.20	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,045.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 1,042.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,041.80	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,038.50	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,039.30	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,044.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 1,043.40	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,041.70	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,039.60	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,039.40	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,044.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 1,042.50	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,041.60	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,039.50	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,039.40	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,045.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2055
Class A	.25%
Actual		$ 1,000.00	$ 1,043.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,041.80	$ 2.55
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52
Class C	1.00%
Actual		$ 1,000.00	$ 1,039.50	$ 5.08
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,044.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2060
Class A	.25%
Actual		$ 1,000.00	$ 1,043.00	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.51%**
Actual		$ 1,000.00	$ 1,042.40	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.39	$ 2.57
Class C	1.02%**
Actual		$ 1,000.00	$ 1,040.40	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,019.85	$ 5.14
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,044.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.93	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

** On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Annual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	1.6	1.5
Fidelity Advisor Series Equity-Income Fund	3.2	3.2
Fidelity Advisor Series Growth & Income Fund	2.2	2.2
Fidelity Advisor Series Growth Opportunities Fund	1.7	1.4
Fidelity Advisor Series Opportunistic Insights Fund	1.5	1.4
Fidelity Advisor Series Small Cap Fund	0.9	0.8
Fidelity Advisor Series Stock Selector Large Cap Value Fund	2.2	2.1
Fidelity Series 100 Index Fund	1.0	0.9
Fidelity Series 1000 Value Index Fund	0.4	0.3
Fidelity Series All-Sector Equity Fund	2.1	2.1
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Real Estate Equity Fund	0.2	0.2
Fidelity Series Small Cap Opportunities Fund	1.1	1.0
	18.9	18.1
International Equity Funds
Fidelity Series Emerging Markets Fund	2.7	1.8
Fidelity Series International Growth Fund	2.0	2.0
Fidelity Series International Small Cap Fund	0.5	0.4
Fidelity Series International Value Fund	2.0	2.4
	7.2	6.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.3	3.6
Fidelity Series Inflation-Protected Bond Index Fund	3.5	3.0
Fidelity Series Investment Grade Bond Fund	41.5	39.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	49.9	47.7
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	7.2	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	16.8	15.4
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	12.2
	24.0	27.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	18.9%
International Equity Funds	7.2%
Bond Funds	49.9%
Short-Term Funds	24.0%

Six months ago
Domestic Equity Funds**	18.1%
International Equity Funds	6.6%
Bond Funds	47.7%
Short-Term Funds	27.6%

**Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom Income Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 18.9%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	403,284	$ 4,424,024
Fidelity Advisor Series Equity-Income Fund (c)	692,653	8,782,837
Fidelity Advisor Series Growth & Income Fund (c)	443,420	6,026,084
Fidelity Advisor Series Growth Opportunities Fund (c)	399,296	4,699,714
Fidelity Advisor Series Opportunistic Insights Fund (c)	260,914	4,065,046
Fidelity Advisor Series Small Cap Fund (c)	212,580	2,474,429
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	449,212	5,911,629
Fidelity Series 100 Index Fund (c)	198,423	2,637,039
Fidelity Series 1000 Value Index Fund (c)	87,043	974,884
Fidelity Series All-Sector Equity Fund (c)	411,485	5,826,625
Fidelity Series Commodity Strategy Fund (a)(c)	358,218	2,192,292
Fidelity Series Real Estate Equity Fund (c)	41,084	616,665
Fidelity Series Small Cap Opportunities Fund (c)	218,975	2,997,769
TOTAL DOMESTIC EQUITY FUNDS (Cost $43,031,066)		51,629,037
International Equity Funds - 7.2%

Fidelity Series Emerging Markets Fund (c)	432,999	7,360,983
Fidelity Series International Growth Fund (c)	385,659	5,549,631
Fidelity Series International Small Cap Fund (c)	78,714	1,249,186
Fidelity Series International Value Fund (c)	529,230	5,361,104
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,373,026)		19,520,904
Bond Funds - 49.9%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	172,916	$ 1,679,019
Fidelity Series Floating Rate High Income Fund (c)	138,437	1,358,066
Fidelity Series High Income Fund (c)	937,178	9,184,343
Fidelity Series Inflation-Protected Bond Index Fund (c)	977,923	9,534,745
Fidelity Series Investment Grade Bond Fund (c)	9,781,174	113,168,186
Fidelity Series Real Estate Income Fund (c)	116,613	1,318,889
TOTAL BOND FUNDS (Cost $131,505,687)		136,243,248
Short-Term Funds - 24.0%

Fidelity Advisor Series Short-Term Credit Fund (c)	1,956,299	19,582,549
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	45,871,673	45,871,673
TOTAL SHORT-TERM FUNDS (Cost $65,434,660)		65,454,222
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $256,344,439)		272,847,411
NET OTHER ASSETS (LIABILITIES) - 0.0%		(108,934)
NET ASSETS - 100%		$ 272,738,477
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 5,157,958	$ 1,150,056	$ 2,637	$ 4,424,024
Fidelity Advisor Equity Growth Fund Institutional Class	4,369,329	127,833	4,563,281	-	-
Fidelity Advisor Series Equity-Income Fund	8,419,925	3,259,495	2,965,561	187,548	8,782,837
Fidelity Advisor Series Growth & Income Fund	6,522,670	1,624,374	2,350,008	108,819	6,026,084
Fidelity Advisor Series Growth Opportunities Fund	4,134,051	474,953	331,089	6,268	4,699,714
Fidelity Advisor Series Opportunistic Insights Fund	3,784,677	1,366,405	1,508,675	-	4,065,046
Fidelity Advisor Series Short-Term Credit Fund	-	19,562,987	-	-	19,582,549
Fidelity Advisor Series Small Cap Fund	2,344,812	695,693	794,241	3,972	2,474,429
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5,436,742	2,314,701	2,025,012	80,511	5,911,629
Fidelity Advisor Short Fixed-Income Fund Institutional Class	38,772,455	5,026,200	43,867,720	239,724	-
Fidelity Institutional Money Market Portfolio Institutional Class	47,424,506	12,136,371	13,689,204	43,394	45,871,673
Fidelity Series 100 Index Fund	2,426,817	948,630	953,111	53,086	2,637,039
Fidelity Series 1000 Value Index Fund	983,936	311,001	362,972	20,811	974,884
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series All-Sector Equity Fund	$ 5,512,223	$ 2,625,540	$ 2,317,356	$ 54,386	$ 5,826,625
Fidelity Series Commodity Strategy Fund	3,108,298	774,330	841,336	-	2,192,292
Fidelity Series Emerging Markets Debt Fund	1,361,591	930,128	523,745	95,289	1,679,019
Fidelity Series Emerging Markets Fund	4,459,691	4,016,441	971,269	55,683	7,360,983
Fidelity Series Floating Rate High Income Fund	3,386,915	468,544	2,403,973	93,018	1,358,066
Fidelity Series High Income Fund	14,699,403	1,996,881	6,716,052	592,038	9,184,343
Fidelity Series Inflation-Protected Bond Index Fund	8,029,494	3,766,510	2,147,981	12,031	9,534,745
Fidelity Series International Growth Fund	7,505,601	1,177,554	3,238,962	71,736	5,549,631
Fidelity Series International Small Cap Fund	1,747,432	229,609	690,735	10,909	1,249,186
Fidelity Series International Value Fund	7,276,232	1,348,156	2,705,297	225,331	5,361,104
Fidelity Series Investment Grade Bond Fund	104,097,064	32,418,944	26,292,601	2,728,980	113,168,186
Fidelity Series Real Estate Equity Fund	591,989	194,608	266,414	10,640	616,665
Fidelity Series Real Estate Income Fund	1,075,648	580,914	339,011	68,538	1,318,889
Fidelity Series Small Cap Opportunities Fund	2,782,159	1,168,083	995,648	9,003	2,997,769
Total	$ 290,253,660	$ 104,702,843	$ 125,011,310	$ 4,774,352	$ 272,847,411
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015
Assets
Investment in securities, at value (cost $256,344,439) - See accompanying schedule		$ 272,847,411
Receivable for investments sold		364,533
Receivable for fund shares sold		797,152
Dividends receivable		15,010
Total assets		274,024,106

Liabilities
Payable for investments purchased	$ 475,753
Payable for fund shares redeemed	749,849
Distribution and service plan fees payable	60,027
Total liabilities		1,285,629

Net Assets		$ 272,738,477
Net Assets consist of:
Paid in capital		$ 253,792,605
Undistributed net investment income		323,481
Accumulated undistributed net realized gain (loss) on investments		2,119,419
Net unrealized appreciation (depreciation) on investments		16,502,972
Net Assets		$ 272,738,477
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($124,754,989 ÷ 11,266,919 shares)		$ 11.07

Maximum offering price per share (100/94.25 of $11.07)		$ 11.75
Class T: Net Asset Value and redemption price per share ($47,803,626 ÷ 4,321,286 shares)		$ 11.06

Maximum offering price per share (100/96.50 of $11.06)		$ 11.46
Class B: Net Asset Value and offering price per share ($1,146,594 ÷ 103,704 shares)A		$ 11.06

Class C: Net Asset Value and offering price per share ($15,780,485 ÷ 1,428,880 shares)A		$ 11.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($83,252,783 ÷ 7,497,788 shares)		$ 11.10

Statement of Operations

	Year ended March 31, 2015
Investment Income
Income distributions from underlying funds		$ 4,774,352

Expenses
Distribution and service plan fees	$ 752,237
Independent trustees' compensation	1,200
Total expenses before reductions	753,437
Expense reductions	(1,200)	752,237
Net investment income (loss)		4,022,115
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,540,577
Capital gain distributions from underlying funds	3,054,452
Total net realized gain (loss)		6,595,029
Change in net unrealized appreciation (depreciation) on underlying funds		(638,347)
Net gain (loss)		5,956,682
Net increase (decrease) in net assets resulting from operations		$ 9,978,797

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,022,115	$ 3,328,717
Net realized gain (loss)	6,595,029	9,533,291
Change in net unrealized appreciation (depreciation)	(638,347)	(2,199,958)
Net increase (decrease) in net assets resulting from operations	9,978,797	10,662,050
Distributions to shareholders from net investment income	(4,039,882)	(3,238,481)
Distributions to shareholders from net realized gain	(8,872,257)	(8,061,375)
Total distributions	(12,912,139)	(11,299,856)
Share transactions - net increase (decrease)	(14,514,229)	(36,661,667)
Total increase (decrease) in net assets	(17,447,571)	(37,299,473)

Net Assets
Beginning of period	290,186,048	327,485,521
End of period (including undistributed net investment income of $323,481 and undistributed net investment income of $341,248, respectively)	$ 272,738,477	$ 290,186,048

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 11.21	$ 10.98	$ 10.85	$ 10.35
Income from Investment Operations
Net investment income (loss) C	.16	.12	.12	.15	.16
Net realized and unrealized gain (loss)	.24	.28	.37	.21	.57
Total from investment operations	.40	.40	.49	.36	.73
Distributions from net investment income	(.17)	(.12)	(.12)	(.15)	(.16)
Distributions from net realized gain	(.36)	(.29)	(.14)	(.08)	(.07)
Total distributions	(.53)	(.41)	(.26)	(.23)	(.23)
Net asset value, end of period	$ 11.07	$ 11.20	$ 11.21	$ 10.98	$ 10.85
Total ReturnA, B	3.65%	3.65%	4.53%	3.34%	7.11%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.48%	1.10%	1.08%	1.37%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,755	$ 147,818	$ 176,876	$ 166,658	$ 157,695
Portfolio turnover rate D	38%	36%	17%	24%	35%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 11.20	$ 10.96	$ 10.84	$ 10.34
Income from Investment Operations
Net investment income (loss) C	.14	.09	.09	.12	.13
Net realized and unrealized gain (loss)	.23	.28	.38	.20	.57
Total from investment operations	.37	.37	.47	.32	.70
Distributions from net investment income	(.14)	(.09)	(.09)	(.12)	(.13)
Distributions from net realized gain	(.36)	(.29)	(.14)	(.08)	(.07)
Total distributions	(.50)	(.38)	(.23)	(.20)	(.20)
Net asset value, end of period	$ 11.06	$ 11.19	$ 11.20	$ 10.96	$ 10.84
Total ReturnA, B	3.39%	3.40%	4.35%	3.01%	6.85%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.23%	.85%	.83%	1.12%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,804	$ 53,019	$ 53,734	$ 56,246	$ 57,404
Portfolio turnover rate D	38%	36%	17%	24%	35%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class B

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 11.19	$ 10.96	$ 10.84	$ 10.33
Income from Investment Operations
Net investment income (loss) C	.08	.04	.04	.07	.08
Net realized and unrealized gain (loss)	.25	.28	.37	.19	.58
Total from investment operations	.33	.32	.41	.26	.66
Distributions from net investment income	(.08)	(.04)	(.04)	(.07)	(.08)
Distributions from net realized gain	(.36)	(.29)	(.14)	(.08)	(.07)
Total distributions	(.45)G	(.33)	(.18)	(.14)F	(.15)
Net asset value, end of period	$ 11.06	$ 11.18	$ 11.19	$ 10.96	$ 10.84
Total ReturnA, B	2.98%	2.86%	3.80%	2.47%	6.39%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.73%	.35%	.33%	.62%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,147	$ 1,681	$ 2,294	$ 2,889	$ 3,938
Portfolio turnover rate D	38%	36%	17%	24%	35%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.14 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.079 per share.

G Total distributions of $.45 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.361 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 11.18	$ 10.96	$ 10.84	$ 10.33
Income from Investment Operations
Net investment income (loss) C	.08	.04	.04	.07	.08
Net realized and unrealized gain (loss)	.24	.28	.36	.20	.58
Total from investment operations	.32	.32	.40	.27	.66
Distributions from net investment income	(.09)	(.04)	(.04)	(.07)	(.08)
Distributions from net realized gain	(.36)	(.29)	(.14)	(.08)	(.07)
Total distributions	(.45)	(.33)	(.18)	(.15)	(.15)
Net asset value, end of period	$ 11.04	$ 11.17	$ 11.18	$ 10.96	$ 10.84
Total ReturnA, B	2.90%	2.89%	3.70%	2.50%	6.42%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.73%	.35%	.33%	.62%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,780	$ 15,735	$ 16,606	$ 17,170	$ 16,581
Portfolio turnover rate D	38%	36%	17%	24%	35%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 11.23	$ 11.00	$ 10.87	$ 10.37
Income from Investment Operations
Net investment income (loss) B	.19	.15	.15	.18	.18
Net realized and unrealized gain (loss)	.24	.29	.37	.20	.57
Total from investment operations	.43	.44	.52	.38	.75
Distributions from net investment income	(.19)	(.15)	(.14)	(.17)	(.19)
Distributions from net realized gain	(.36)	(.29)	(.14)	(.08)	(.07)
Total distributions	(.56)H	(.44)	(.29)G	(.25)	(.25)F
Net asset value, end of period	$ 11.10	$ 11.23	$ 11.23	$ 11.00	$ 10.87
Total ReturnA	3.89%	3.98%	4.75%	3.58%	7.36%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.73%	1.35%	1.33%	1.62%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 83,253	$ 71,933	$ 77,976	$ 60,248	$ 32,640
Portfolio turnover rate C	38%	36%	17%	24%	35%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.067 per share.

G Total distributions of $.29 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.141 per share.

H Total distributions of $.56 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.361 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	2.5	2.6
Fidelity Advisor Series Equity-Income Fund	5.0	5.2
Fidelity Advisor Series Growth & Income Fund	3.5	3.6
Fidelity Advisor Series Growth Opportunities Fund	2.9	2.5
Fidelity Advisor Series Opportunistic Insights Fund	2.3	2.4
Fidelity Advisor Series Small Cap Fund	1.4	1.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3.4	3.4
Fidelity Series 100 Index Fund	1.5	1.5
Fidelity Series 1000 Value Index Fund	0.6	0.6
Fidelity Series All-Sector Equity Fund	3.3	3.5
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Real Estate Equity Fund	0.4	0.3
Fidelity Series Small Cap Opportunities Fund	1.7	1.6
	29.3	29.6
International Equity Funds
Fidelity Series Emerging Markets Fund	3.8	2.9
Fidelity Series International Growth Fund	3.5	3.6
Fidelity Series International Small Cap Fund	0.8	0.8
Fidelity Series International Value Fund	3.5	3.9
	11.6	11.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.4	4.3
Fidelity Series Inflation-Protected Bond Index Fund	3.0	2.2
Fidelity Series Investment Grade Bond Fund	36.4	33.7
Fidelity Series Real Estate Income Fund	0.5	0.5
	44.4	41.8
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	4.4	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	10.3	9.8
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	7.6
	14.7	17.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	29.3%
International Equity Funds	11.6%
Bond Funds	44.4%
Short-Term Funds	14.7%

Six months ago
Domestic Equity Funds**	29.6%
International Equity Funds	11.2%
Bond Funds	41.8%
Short-Term Funds	17.4%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 29.3%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	611,004	$ 6,702,712
Fidelity Advisor Series Equity-Income Fund (c)	1,056,097	13,391,307
Fidelity Advisor Series Growth & Income Fund (c)	675,220	9,176,242
Fidelity Advisor Series Growth Opportunities Fund (c)	658,973	7,756,115
Fidelity Advisor Series Opportunistic Insights Fund (c)	395,304	6,158,830
Fidelity Advisor Series Small Cap Fund (c)	322,076	3,748,964
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	680,334	8,953,190
Fidelity Series 100 Index Fund (c)	301,025	4,000,617
Fidelity Series 1000 Value Index Fund (c)	132,543	1,484,482
Fidelity Series All-Sector Equity Fund (c)	626,132	8,866,034
Fidelity Series Commodity Strategy Fund (a)(c)	347,940	2,129,392
Fidelity Series Real Estate Equity Fund (c)	61,764	927,084
Fidelity Series Small Cap Opportunities Fund (c)	328,826	4,501,627
TOTAL DOMESTIC EQUITY FUNDS (Cost $64,257,125)		77,796,596
International Equity Funds - 11.6%

Fidelity Series Emerging Markets Fund (c)	604,113	10,269,922
Fidelity Series International Growth Fund (c)	645,759	9,292,472
Fidelity Series International Small Cap Fund (c)	134,773	2,138,851
Fidelity Series International Value Fund (c)	911,042	9,228,860
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,731,656)		30,930,105
Bond Funds - 44.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	167,157	$ 1,623,096
Fidelity Series Floating Rate High Income Fund (c)	134,500	1,319,446
Fidelity Series High Income Fund (c)	914,342	8,960,554
Fidelity Series Inflation-Protected Bond Index Fund (c)	826,078	8,054,257
Fidelity Series Investment Grade Bond Fund (c)	8,362,961	96,759,463
Fidelity Series Real Estate Income Fund (c)	114,237	1,292,021
TOTAL BOND FUNDS (Cost $114,634,927)		118,008,837
Short-Term Funds - 14.7%

Fidelity Advisor Series Short-Term Credit Fund (c)	1,164,379	11,655,433
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	27,252,738	27,252,738
TOTAL SHORT-TERM FUNDS (Cost $38,896,528)		38,908,171
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $243,520,236)		265,643,709
NET OTHER ASSETS (LIABILITIES) - 0.0%		(40,616)
NET ASSETS - 100%		$ 265,603,093
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 7,973,188	$ 1,942,309	$ 4,246	$ 6,702,712
Fidelity Advisor Equity Growth Fund Institutional Class	7,198,520	287,481	7,615,391	-	-
Fidelity Advisor Series Equity-Income Fund	15,060,068	2,732,275	4,621,534	317,734	13,391,307
Fidelity Advisor Series Growth & Income Fund	10,394,081	1,587,029	3,189,560	175,153	9,176,242
Fidelity Advisor Series Growth Opportunities Fund	7,154,850	272,654	377,245	10,347	7,756,115
Fidelity Advisor Series Opportunistic Insights Fund	6,475,954	1,026,721	2,051,745	-	6,158,830
Fidelity Advisor Series Short-Term Credit Fund	-	11,643,790	-	-	11,655,433
Fidelity Advisor Series Small Cap Fund	4,025,656	668,688	1,323,814	6,790	3,748,964
Fidelity Advisor Series Stock Selector Large Cap Value Fund	9,917,977	1,803,364	3,175,967	125,752	8,953,190
Fidelity Advisor Short Fixed-Income Fund Institutional Class	25,429,176	2,018,341	27,489,415	154,828	-
Fidelity Institutional Money Market Portfolio Institutional Class	31,651,439	4,916,926	9,315,626	27,637	27,252,738
Fidelity Series 100 Index Fund	4,201,227	639,839	1,215,352	86,189	4,000,617
Fidelity Series 1000 Value Index Fund	1,699,627	229,991	527,277	33,552	1,484,482
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series All-Sector Equity Fund	$ 9,724,154	$ 2,346,316	$ 3,285,629	$ 85,285	$ 8,866,034
Fidelity Series Commodity Strategy Fund	3,577,803	395,760	986,652	-	2,129,392
Fidelity Series Emerging Markets Debt Fund	1,717,539	473,241	472,686	103,486	1,623,096
Fidelity Series Emerging Markets Fund	7,322,048	4,701,818	1,527,506	82,751	10,269,922
Fidelity Series Floating Rate High Income Fund	3,394,235	353,303	2,331,274	93,039	1,319,446
Fidelity Series High Income Fund	15,928,232	1,972,332	8,043,237	678,647	8,960,554
Fidelity Series Inflation-Protected Bond Index Fund	6,140,401	3,717,597	1,691,143	9,792	8,054,257
Fidelity Series International Growth Fund	12,483,392	1,241,733	4,581,240	131,827	9,292,472
Fidelity Series International Small Cap Fund	2,870,780	258,610	927,411	20,427	2,138,851
Fidelity Series International Value Fund	12,658,344	1,637,877	4,095,842	407,585	9,228,860
Fidelity Series Investment Grade Bond Fund	88,333,757	26,240,432	20,325,735	2,369,363	96,759,463
Fidelity Series Real Estate Equity Fund	1,127,969	185,701	549,783	18,667	927,084
Fidelity Series Real Estate Income Fund	1,348,853	254,366	315,662	70,488	1,292,021
Fidelity Series Small Cap Opportunities Fund	4,765,222	1,168,447	1,471,202	15,374	4,501,627
Total	$ 294,601,304	$ 80,747,820	$ 113,450,237	$ 5,028,959	$ 265,643,709
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $243,520,236) - See accompanying schedule		$ 265,643,709
Cash		10
Receivable for investments sold		657,853
Receivable for fund shares sold		233,141
Dividends receivable		9,007
Total assets		266,543,720

Liabilities
Payable for investments purchased	$ 520,321
Payable for fund shares redeemed	367,626
Distribution and service plan fees payable	52,680
Total liabilities		940,627

Net Assets		$ 265,603,093
Net Assets consist of:
Paid in capital		$ 239,536,166
Undistributed net investment income		710,937
Accumulated undistributed net realized gain (loss) on investments		3,232,517
Net unrealized appreciation (depreciation) on investments		22,123,473
Net Assets		$ 265,603,093

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($162,068,560 ÷ 13,394,900 shares)		$ 12.10

Maximum offering price per share (100/94.25 of $12.10)		$ 12.84
Class T: Net Asset Value and redemption price per share ($29,245,873 ÷ 2,418,548 shares)		$ 12.09

Maximum offering price per share (100/96.50 of $12.09)		$ 12.53
Class B: Net Asset Value and offering price per share ($622,985 ÷ 51,304 shares)A		$ 12.14

Class C: Net Asset Value and offering price per share ($7,410,460 ÷ 614,284 shares)A		$ 12.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($66,255,215 ÷ 5,441,271 shares)		$ 12.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 5,028,959

Expenses
Distribution and service plan fees	$ 665,551
Independent trustees' compensation	1,227
Total expenses before reductions	666,778
Expense reductions	(1,227)	665,551
Net investment income (loss)		4,363,408
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	4,663,366
Capital gain distributions from underlying funds	4,532,208
Total net realized gain (loss)		9,195,574
Change in net unrealized appreciation (depreciation) on underlying funds		(918,474)
Net gain (loss)		8,277,100
Net increase (decrease) in net assets resulting from operations		$ 12,640,508

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,363,408	$ 3,366,990
Net realized gain (loss)	9,195,574	10,744,552
Change in net unrealized appreciation (depreciation)	(918,474)	3,546,846
Net increase (decrease) in net assets resulting from operations	12,640,508	17,658,388
Distributions to shareholders from net investment income	(4,425,821)	(3,050,354)
Distributions to shareholders from net realized gain	(9,763,778)	(7,700,556)
Total distributions	(14,189,599)	(10,750,910)
Share transactions - net increase (decrease)	(27,388,953)	(22,629,477)
Total increase (decrease) in net assets	(28,938,044)	(15,721,999)

Net Assets
Beginning of period	294,541,137	310,263,136
End of period (including undistributed net investment income of $710,937 and undistributed net investment income of $773,351, respectively)	$ 265,603,093	$ 294,541,137

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 11.90	$ 11.45	$ 11.45	$ 10.57
Income from Investment Operations
Net investment income (loss) C	.19	.13	.13	.15	.15
Net realized and unrealized gain (loss)	.36	.57	.53	.13	.97
Total from investment operations	.55	.70	.66	.28	1.12
Distributions from net investment income	(.19)	(.12)	(.13)	(.15)	(.15)
Distributions from net realized gain	(.42)	(.31)	(.07)	(.13)	(.09)
Total distributions	(.62) G	(.43)	(.21) F	(.28)	(.24)
Net asset value, end of period	$ 12.10	$ 12.17	$ 11.90	$ 11.45	$ 11.45
Total ReturnA, B	4.60%	5.98%	5.79%	2.53%	10.72%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.54%	1.10%	1.16%	1.37%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 162,069	$ 187,224	$ 204,418	$ 193,977	$ 177,385
Portfolio turnover rate D	29%	49%	23%	28%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.071 per share.

G Total distributions of $.62 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.423 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.16	$ 11.90	$ 11.45	$ 11.45	$ 10.57
Income from Investment Operations
Net investment income (loss) C	.16	.10	.11	.13	.12
Net realized and unrealized gain (loss)	.35	.57	.52	.12	.97
Total from investment operations	.51	.67	.63	.25	1.09
Distributions from net investment income	(.16)	(.10)	(.11)	(.12)	(.12)
Distributions from net realized gain	(.42)	(.31)	(.07)	(.13)	(.09)
Total distributions	(.58)	(.41)	(.18)	(.25)	(.21)
Net asset value, end of period	$ 12.09	$ 12.16	$ 11.90	$ 11.45	$ 11.45
Total ReturnA, B	4.33%	5.68%	5.56%	2.25%	10.42%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.29%	.85%	.91%	1.12%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,246	$ 29,912	$ 26,201	$ 22,316	$ 21,658
Portfolio turnover rate D	29%	49%	23%	28%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class B

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.20	$ 11.93	$ 11.47	$ 11.45	$ 10.56
Income from Investment Operations
Net investment income (loss) C	.10	.04	.05	.07	.07
Net realized and unrealized gain (loss)	.35	.58	.52	.12	.97
Total from investment operations	.45	.62	.57	.19	1.04
Distributions from net investment income	(.08)	(.04)	(.04)	(.05)	(.07)
Distributions from net realized gain	(.42)	(.31)	(.07)	(.12)	(.09)
Total distributions	(.51) G	(.35)	(.11)	(.17)	(.15) F
Net asset value, end of period	$ 12.14	$ 12.20	$ 11.93	$ 11.47	$ 11.45
Total ReturnA, B	3.75%	5.22%	5.00%	1.73%	9.94%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.79%	.35%	.41%	.62%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 623	$ 1,059	$ 1,162	$ 1,571	$ 2,338
Portfolio turnover rate D	29%	49%	23%	28%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.15 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.087 per share.

G Total distributions of $.51 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.423 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 11.87	$ 11.42	$ 11.42	$ 10.54
Income from Investment Operations
Net investment income (loss) C	.10	.04	.05	.07	.07
Net realized and unrealized gain (loss)	.34	.58	.52	.11	.97
Total from investment operations	.44	.62	.57	.18	1.04
Distributions from net investment income	(.10)	(.04)	(.05)	(.07)	(.07)
Distributions from net realized gain	(.42)	(.31)	(.07)	(.12)	(.09)
Total distributions	(.52)	(.35)	(.12)	(.18) F	(.16)
Net asset value, end of period	$ 12.06	$ 12.14	$ 11.87	$ 11.42	$ 11.42
Total ReturnA, B	3.73%	5.28%	5.01%	1.66%	9.91%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.79%	.35%	.41%	.62%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,410	$ 8,910	$ 8,118	$ 8,053	$ 8,679
Portfolio turnover rate D	29%	49%	23%	28%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.18 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.115 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.25	$ 11.97	$ 11.51	$ 11.52	$ 10.63
Income from Investment Operations
Net investment income (loss) B	.22	.16	.16	.18	.18
Net realized and unrealized gain (loss)	.36	.58	.53	.11	.98
Total from investment operations	.58	.74	.69	.29	1.16
Distributions from net investment income	(.23)	(.15)	(.16)	(.18)	(.18)
Distributions from net realized gain	(.42)	(.31)	(.07)	(.13)	(.09)
Total distributions	(.65)	(.46)	(.23)	(.30) F	(.27)
Net asset value, end of period	$ 12.18	$ 12.25	$ 11.97	$ 11.51	$ 11.52
Total ReturnA	4.85%	6.29%	6.11%	2.67%	11.02%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.79%	1.35%	1.41%	1.62%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,255	$ 67,435	$ 70,364	$ 46,935	$ 35,069
Portfolio turnover rate C	29%	49%	23%	28%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.128 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	3.1	3.2
Fidelity Advisor Series Equity-Income Fund	6.2	6.2
Fidelity Advisor Series Growth & Income Fund	4.2	4.6
Fidelity Advisor Series Growth Opportunities Fund	3.6	3.2
Fidelity Advisor Series Opportunistic Insights Fund	2.8	2.9
Fidelity Advisor Series Small Cap Fund	1.7	1.6
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.1	4.1
Fidelity Series 100 Index Fund	1.8	1.8
Fidelity Series 1000 Value Index Fund	0.7	0.7
Fidelity Series All-Sector Equity Fund	4.1	4.3
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Real Estate Equity Fund	0.4	0.4
Fidelity Series Small Cap Opportunities Fund	2.1	1.9
	35.6	35.9
International Equity Funds
Fidelity Series Emerging Markets Fund	4.7	3.7
Fidelity Series International Growth Fund	4.4	4.5
Fidelity Series International Small Cap Fund	1.0	1.0
Fidelity Series International Value Fund	4.4	4.8
	14.5	14.0
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.4	4.4
Fidelity Series Inflation-Protected Bond Index Fund	2.4	1.7
Fidelity Series Investment Grade Bond Fund	33.3	30.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	40.7	38.3
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	2.7	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	6.5	6.6
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	5.2
	9.2	11.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	35.6%
International Equity Funds	14.5%
Bond Funds	40.7%
Short-Term Funds	9.2%

Six months ago
Domestic Equity Funds**	35.9%
International Equity Funds	14.0%
Bond Funds	38.3%
Short-Term Funds	11.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 35.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	2,060,160	$ 22,599,954
Fidelity Advisor Series Equity-Income Fund (c)	3,553,378	45,056,827
Fidelity Advisor Series Growth & Income Fund (c)	2,276,927	30,943,437
Fidelity Advisor Series Growth Opportunities Fund (c)	2,231,504	26,264,798
Fidelity Advisor Series Opportunistic Insights Fund (c)	1,332,860	20,765,959
Fidelity Advisor Series Small Cap Fund (c)	1,085,958	12,640,557
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	2,287,619	30,105,063
Fidelity Series 100 Index Fund (c)	1,015,052	13,490,045
Fidelity Series 1000 Value Index Fund (c)	446,953	5,005,876
Fidelity Series All-Sector Equity Fund (c)	2,113,507	29,927,257
Fidelity Series Commodity Strategy Fund (a)(c)	911,966	5,581,230
Fidelity Series Real Estate Equity Fund (c)	207,245	3,110,746
Fidelity Series Small Cap Opportunities Fund (c)	1,108,809	15,179,590
TOTAL DOMESTIC EQUITY FUNDS (Cost $212,875,391)		260,671,339
International Equity Funds - 14.5%

Fidelity Series Emerging Markets Fund (c)	2,021,297	34,362,056
Fidelity Series International Growth Fund (c)	2,259,026	32,507,389
Fidelity Series International Small Cap Fund (c)	471,627	7,484,713
Fidelity Series International Value Fund (c)	3,187,296	32,287,313
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $89,888,313)		106,641,471
Bond Funds - 40.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	462,077	$ 4,486,769
Fidelity Series Floating Rate High Income Fund (c)	367,890	3,608,996
Fidelity Series High Income Fund (c)	2,520,701	24,702,874
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,799,085	17,541,083
Fidelity Series Investment Grade Bond Fund (c)	21,131,718	244,493,979
Fidelity Series Real Estate Income Fund (c)	314,242	3,554,080
TOTAL BOND FUNDS (Cost $290,562,875)		298,387,781
Short-Term Funds - 9.2%

Fidelity Advisor Series Short-Term Credit Fund (c)	1,976,141	19,781,174
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	47,582,889	47,582,889
TOTAL SHORT-TERM FUNDS (Cost $67,344,303)		67,364,063
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $660,670,882)		733,064,654
NET OTHER ASSETS (LIABILITIES) - 0.0%		(148,887)
NET ASSETS - 100%		$ 732,915,767
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 26,920,250	$ 6,624,641	$ 14,098	$ 22,599,954
Fidelity Advisor Equity Growth Fund Institutional Class	26,651,508	47,165	27,119,578	-	-
Fidelity Advisor Series Equity-Income Fund	51,397,293	6,269,093	13,290,519	1,071,408	45,056,827
Fidelity Advisor Series Growth & Income Fund	40,679,760	2,957,423	14,176,178	643,824	30,943,437
Fidelity Advisor Series Growth Opportunities Fund	25,652,239	475,623	2,328,904	35,701	26,264,798
Fidelity Advisor Series Opportunistic Insights Fund	22,880,359	2,289,589	6,839,392	-	20,765,959
Fidelity Advisor Series Short-Term Credit Fund	-	19,761,414	-	-	19,781,174
Fidelity Advisor Series Small Cap Fund	13,866,591	1,183,336	3,653,467	21,310	12,640,557
Fidelity Advisor Series Stock Selector Large Cap Value Fund	33,144,735	4,637,440	9,018,855	422,015	30,105,063
Fidelity Advisor Short Fixed-Income Fund Institutional Class	53,634,412	1,358,959	55,077,239	301,491	-
Fidelity Institutional Money Market Portfolio Institutional Class	67,008,658	3,685,695	23,111,464	52,361	47,582,889
Fidelity Series 100 Index Fund	14,856,796	1,082,181	3,722,006	279,973	13,490,045
Fidelity Series 1000 Value Index Fund	6,024,276	417,588	1,715,839	110,895	5,005,876
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series All-Sector Equity Fund	$ 36,412,220	$ 4,810,200	$ 11,706,211	$ 285,365	$ 29,927,257
Fidelity Series Commodity Strategy Fund	10,317,190	257,705	2,674,168	-	5,581,230
Fidelity Series Emerging Markets Debt Fund	4,955,256	1,147,946	1,359,104	290,006	4,486,769
Fidelity Series Emerging Markets Fund	25,946,811	14,045,204	4,868,829	279,977	34,362,056
Fidelity Series Floating Rate High Income Fund	9,579,900	706,041	6,413,263	256,653	3,608,996
Fidelity Series High Income Fund	48,328,406	3,763,482	24,879,214	1,951,481	24,702,874
Fidelity Series Inflation-Protected Bond Index Fund	14,761,732	6,877,733	3,896,762	22,150	17,541,083
Fidelity Series International Growth Fund	44,556,018	2,045,443	14,614,097	450,674	32,507,389
Fidelity Series International Small Cap Fund	10,384,441	394,876	3,067,672	70,164	7,484,713
Fidelity Series International Value Fund	45,093,645	3,428,338	12,886,747	1,406,277	32,287,313
Fidelity Series Investment Grade Bond Fund	228,793,251	58,990,670	49,725,940	5,998,358	244,493,979
Fidelity Series Real Estate Equity Fund	3,825,175	385,157	1,644,641	62,082	3,110,746
Fidelity Series Real Estate Income Fund	4,140,386	448,305	1,051,919	198,002	3,554,080
Fidelity Series Small Cap Opportunities Fund	16,951,796	2,704,920	4,581,257	49,885	15,179,590
Total	$ 859,842,854	$ 171,091,776	$ 310,047,906	$ 14,274,150	$ 733,064,654
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $660,670,882) - See accompanying schedule		$ 733,064,654
Receivable for investments sold		1,710,488
Receivable for fund shares sold		359,457
Dividends receivable		15,202
Total assets		735,149,801

Liabilities
Payable for investments purchased	$ 1,305,657
Payable for fund shares redeemed	762,365
Distribution and service plan fees payable	166,012
Total liabilities		2,234,034

Net Assets		$ 732,915,767
Net Assets consist of:
Paid in capital		$ 646,826,380
Undistributed net investment income		1,528,769
Accumulated undistributed net realized gain (loss) on investments		12,166,846
Net unrealized appreciation (depreciation) on investments		72,393,772
Net Assets		$ 732,915,767

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($431,498,359 ÷ 33,927,135 shares)		$ 12.72

Maximum offering price per share (100/94.25 of $12.72)		$ 13.50
Class T: Net Asset Value and redemption price per share ($106,189,351 ÷ 8,374,479 shares)		$ 12.68

Maximum offering price per share (100/96.50 of $12.68)		$ 13.14
Class B: Net Asset Value and offering price per share ($2,318,226 ÷ 181,904 shares)A		$ 12.74

Class C: Net Asset Value and offering price per share ($34,838,869 ÷ 2,764,762 shares)A		$ 12.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($158,070,962 ÷ 12,373,947 shares)		$ 12.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 14,274,150

Expenses
Distribution and service plan fees	$ 2,129,165
Independent trustees' compensation	3,475
Total expenses before reductions	2,132,640
Expense reductions	(3,475)	2,129,165
Net investment income (loss)		12,144,985
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	19,946,671
Capital gain distributions from underlying funds	14,727,610
Total net realized gain (loss)		34,674,281
Change in net unrealized appreciation (depreciation) on underlying funds		(7,768,744)
Net gain (loss)		26,905,537
Net increase (decrease) in net assets resulting from operations		$ 39,050,522

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,144,985	$ 10,170,782
Net realized gain (loss)	34,674,281	36,171,065
Change in net unrealized appreciation (depreciation)	(7,768,744)	20,852,752
Net increase (decrease) in net assets resulting from operations	39,050,522	67,194,599
Distributions to shareholders from net investment income	(12,574,317)	(9,511,361)
Distributions to shareholders from net realized gain	(36,739,965)	(28,968,103)
Total distributions	(49,314,282)	(38,479,464)
Share transactions - net increase (decrease)	(116,471,074)	(79,585,074)
Total increase (decrease) in net assets	(126,734,834)	(50,869,939)

Net Assets
Beginning of period	859,650,601	910,520,540
End of period (including undistributed net investment income of $1,528,769 and undistributed net investment income of $1,958,102, respectively)	$ 732,915,767	$ 859,650,601

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 12.50	$ 11.89	$ 11.92	$ 10.87
Income from Investment Operations
Net investment income (loss) C	.20	.15	.16	.17	.15
Net realized and unrealized gain (loss)	.44	.82	.70	.12	1.17
Total from investment operations	.64	.97	.86	.29	1.32
Distributions from net investment income	(.22)	(.14)	(.16)	(.17)	(.17)
Distributions from net realized gain	(.61)	(.42)	(.09)	(.16)	(.10)
Total distributions	(.83)	(.56)	(.25)	(.32) F	(.27)
Net asset value, end of period	$ 12.72	$ 12.91	$ 12.50	$ 11.89	$ 11.92
Total ReturnA, B	5.08%	7.86%	7.33%	2.63%	12.27%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.55%	1.15%	1.33%	1.48%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 431,498	$ 502,834	$ 540,980	$ 552,770	$ 536,999
Portfolio turnover rate D	22%	39%	26%	25%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.32 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.87	$ 12.46	$ 11.86	$ 11.88	$ 10.83
Income from Investment Operations
Net investment income (loss) C	.17	.11	.13	.14	.13
Net realized and unrealized gain (loss)	.43	.83	.69	.13	1.15
Total from investment operations	.60	.94	.82	.27	1.28
Distributions from net investment income	(.18)	(.11)	(.13)	(.14)	(.13)
Distributions from net realized gain	(.61)	(.42)	(.09)	(.16)	(.10)
Total distributions	(.79)	(.53)	(.22)	(.29) F	(.23)
Net asset value, end of period	$ 12.68	$ 12.87	$ 12.46	$ 11.86	$ 11.88
Total ReturnA, B	4.81%	7.62%	6.98%	2.43%	11.95%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.30%	.90%	1.08%	1.23%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,189	$ 124,997	$ 127,353	$ 132,044	$ 152,126
Portfolio turnover rate D	22%	39%	26%	25%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.29 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class B

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 12.49	$ 11.87	$ 11.87	$ 10.82
Income from Investment Operations
Net investment income (loss) C	.10	.05	.07	.08	.07
Net realized and unrealized gain (loss)	.44	.82	.70	.13	1.15
Total from investment operations	.54	.87	.77	.21	1.22
Distributions from net investment income	(.10)	(.03)	(.06)	(.07)	(.07)
Distributions from net realized gain	(.61)	(.41)	(.09)	(.15)	(.10)
Total distributions	(.71)	(.45) G	(.15)	(.21) F	(.17)
Net asset value, end of period	$ 12.74	$ 12.91	$ 12.49	$ 11.87	$ 11.87
Total ReturnA, B	4.30%	7.01%	6.51%	1.90%	11.37%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.81%	.41%	.58%	.73%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,318	$ 3,921	$ 6,474	$ 9,154	$ 15,842
Portfolio turnover rate D	22%	39%	26%	25%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.148 per share.

G Total distributions of $.45 per share is comprised of distributions from net investment income of $.032 and distributions from net realized gain of $.413 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 12.39	$ 11.79	$ 11.81	$ 10.78
Income from Investment Operations
Net investment income (loss) C	.10	.05	.07	.08	.07
Net realized and unrealized gain (loss)	.44	.81	.69	.13	1.14
Total from investment operations	.54	.86	.76	.21	1.21
Distributions from net investment income	(.12)	(.05)	(.07)	(.08)	(.08)
Distributions from net realized gain	(.61)	(.41)	(.09)	(.15)	(.10)
Total distributions	(.73)	(.46)	(.16)	(.23)	(.18)
Net asset value, end of period	$ 12.60	$ 12.79	$ 12.39	$ 11.79	$ 11.81
Total ReturnA, B	4.33%	7.04%	6.49%	1.90%	11.33%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.80%	.40%	.58%	.73%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,839	$ 36,622	$ 38,562	$ 38,423	$ 44,764
Portfolio turnover rate D	22%	39%	26%	25%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 12.55	$ 11.94	$ 11.96	$ 10.91
Income from Investment Operations
Net investment income (loss) B	.23	.18	.19	.20	.18
Net realized and unrealized gain (loss)	.44	.82	.70	.13	1.17
Total from investment operations	.67	1.00	.89	.33	1.35
Distributions from net investment income	(.25)	(.17)	(.19)	(.20)	(.20)
Distributions from net realized gain	(.61)	(.42)	(.09)	(.16)	(.10)
Total distributions	(.86)	(.59)	(.28)	(.35) E	(.30)
Net asset value, end of period	$ 12.77	$ 12.96	$ 12.55	$ 11.94	$ 11.96
Total ReturnA	5.34%	8.10%	7.56%	2.97%	12.50%
Ratios to Average Net Assets C, D
Expenses before reductions F	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.80%	1.40%	1.58%	1.73%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,071	$ 191,276	$ 197,152	$ 156,459	$ 115,490
Portfolio turnover rate C	22%	39%	26%	25%	41%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Total distributions of $.35 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.155 per share.

F Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	3.6	3.7
Fidelity Advisor Series Equity-Income Fund	7.1	7.2
Fidelity Advisor Series Growth & Income Fund	4.9	5.3
Fidelity Advisor Series Growth Opportunities Fund	4.0	3.6
Fidelity Advisor Series Opportunistic Insights Fund	3.3	3.4
Fidelity Advisor Series Small Cap Fund	2.0	1.8
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4.8	4.7
Fidelity Series 100 Index Fund	2.1	2.1
Fidelity Series 1000 Value Index Fund	0.8	0.8
Fidelity Series All-Sector Equity Fund	4.8	4.9
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	2.4	2.2
	41.1	41.2
International Equity Funds
Fidelity Series Emerging Markets Fund	5.3	4.1
Fidelity Series International Growth Fund	5.3	5.3
Fidelity Series International Small Cap Fund	1.2	1.2
Fidelity Series International Value Fund	5.2	5.6
	17.0	16.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.4	4.4
Fidelity Series Inflation-Protected Bond Index Fund	1.6	1.4
Fidelity Series Investment Grade Bond Fund	30.6	27.9
Fidelity Series Real Estate Income Fund	0.5	0.5
	37.2	35.3
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	1.4	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	3.3	4.2
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	3.1
	4.7	7.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	41.1%
International Equity Funds	17.0%
Bond Funds	37.2%
Short-Term Funds	4.7%

Six months ago
Domestic Equity Funds**	41.2%
International Equity Funds	16.2%
Bond Funds	35.3%
Short-Term Funds	7.3%

**Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 41.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	5,501,895	$ 60,355,784
Fidelity Advisor Series Equity-Income Fund (c)	9,425,418	119,514,300
Fidelity Advisor Series Growth & Income Fund (c)	6,077,734	82,596,407
Fidelity Advisor Series Growth Opportunities Fund (c)	5,769,629	67,908,530
Fidelity Advisor Series Opportunistic Insights Fund (c)	3,559,543	55,457,684
Fidelity Advisor Series Small Cap Fund (c)	2,900,217	33,758,528
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	6,112,945	80,446,351
Fidelity Series 100 Index Fund (c)	2,709,535	36,009,723
Fidelity Series 1000 Value Index Fund (c)	1,192,385	13,354,709
Fidelity Series All-Sector Equity Fund (c)	5,646,127	79,949,155
Fidelity Series Commodity Strategy Fund (a)(c)	2,088,218	12,779,891
Fidelity Series Real Estate Equity Fund (c)	550,233	8,258,993
Fidelity Series Small Cap Opportunities Fund (c)	2,958,871	40,506,944
TOTAL DOMESTIC EQUITY FUNDS (Cost $564,889,358)		690,896,999
International Equity Funds - 17.0%

Fidelity Series Emerging Markets Fund (c)	5,209,175	88,555,975
Fidelity Series International Growth Fund (c)	6,165,190	88,717,088
Fidelity Series International Small Cap Fund (c)	1,286,997	20,424,637
Fidelity Series International Value Fund (c)	8,697,238	88,103,016
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $237,932,171)		285,800,716
Bond Funds - 37.2%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,061,496	$ 10,307,125
Fidelity Series Floating Rate High Income Fund (c)	837,746	8,218,284
Fidelity Series High Income Fund (c)	5,826,047	57,095,261
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,742,854	26,742,831
Fidelity Series Investment Grade Bond Fund (c)	44,526,066	515,166,588
Fidelity Series Real Estate Income Fund (c)	714,999	8,086,633
TOTAL BOND FUNDS (Cost $609,797,855)		625,616,722
Short-Term Funds - 4.7%

Fidelity Advisor Series Short-Term Credit Fund (c)	2,340,325	23,426,656
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	55,771,057	55,771,057
TOTAL SHORT-TERM FUNDS (Cost $79,174,311)		79,197,713
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,491,793,695)		1,681,512,150
NET OTHER ASSETS (LIABILITIES) - 0.0%		(378,731)
NET ASSETS - 100%		$ 1,681,133,419
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 67,847,493	$ 13,495,982	$ 36,757	$ 60,355,784
Fidelity Advisor Equity Growth Fund Institutional Class	68,069,520	212,998	69,391,175	-	-
Fidelity Advisor Series Equity-Income Fund	132,307,650	13,073,132	27,560,352	2,767,259	119,514,300
Fidelity Advisor Series Growth & Income Fund	101,882,993	6,984,518	29,898,805	1,645,174	82,596,407
Fidelity Advisor Series Growth Opportunities Fund	64,302,206	1,211,788	3,908,212	90,934	67,908,530
Fidelity Advisor Series Opportunistic Insights Fund	59,143,879	4,799,120	14,784,888	-	55,457,684
Fidelity Advisor Series Short-Term Credit Fund	-	23,403,254	-	-	23,426,656
Fidelity Advisor Series Small Cap Fund	36,011,492	2,387,049	7,927,003	56,308	33,758,528
Fidelity Advisor Series Stock Selector Large Cap Value Fund	84,854,048	11,348,048	19,099,396	1,102,524	80,446,351
Fidelity Advisor Short Fixed-Income Fund Institutional Class	81,766,853	1,493,775	83,372,682	432,387	-
Fidelity Institutional Money Market Portfolio Institutional Class	102,948,070	2,977,846	50,154,860	71,074	55,771,057
Fidelity Series 100 Index Fund	36,277,966	4,455,354	7,842,265	723,236	36,009,723
Fidelity Series 1000 Value Index Fund	13,082,904	2,597,850	2,969,797	288,387	13,354,709
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series All-Sector Equity Fund	$ 92,277,856	$ 12,249,280	$ 25,358,546	$ 757,856	$ 79,949,155
Fidelity Series Commodity Strategy Fund	22,331,388	446,002	4,764,531	-	12,779,891
Fidelity Series Emerging Markets Debt Fund	10,613,949	2,828,481	2,533,040	647,078	10,307,125
Fidelity Series Emerging Markets Fund	65,520,421	34,639,763	9,884,485	699,354	88,555,975
Fidelity Series Floating Rate High Income Fund	20,981,485	1,487,601	13,661,958	569,326	8,218,284
Fidelity Series High Income Fund	109,868,417	8,316,984	55,303,334	4,445,295	57,095,261
Fidelity Series Inflation-Protected Bond Index Fund	24,365,652	7,528,298	4,830,765	36,635	26,742,831
Fidelity Series International Growth Fund	112,372,553	5,563,135	30,720,322	1,202,107	88,717,088
Fidelity Series International Small Cap Fund	26,592,348	953,929	6,582,362	186,048	20,424,637
Fidelity Series International Value Fund	113,600,676	8,744,007	25,526,532	3,762,584	88,103,016
Fidelity Series Investment Grade Bond Fund	449,767,050	135,273,392	83,034,187	12,156,193	515,166,588
Fidelity Series Real Estate Equity Fund	8,644,837	1,366,369	3,093,011	155,953	8,258,993
Fidelity Series Real Estate Income Fund	9,066,091	858,113	1,876,442	441,975	8,086,633
Fidelity Series Small Cap Opportunities Fund	43,540,057	6,731,082	10,132,674	128,413	40,506,944
Total	$ 1,890,190,361	$ 369,778,661	$ 607,707,606	$ 32,402,857	$ 1,681,512,150
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015
Assets
Investment in securities, at value (cost $1,491,793,695) - See accompanying schedule		$ 1,681,512,150
Receivable for investments sold		4,637,367
Receivable for fund shares sold		886,609
Dividends receivable		18,029
Total assets		1,687,054,155

Liabilities
Payable for investments purchased	$ 2,221,903
Payable for fund shares redeemed	3,341,558
Distribution and service plan fees payable	357,275
Total liabilities		5,920,736

Net Assets		$ 1,681,133,419
Net Assets consist of:
Paid in capital		$ 1,460,848,901
Undistributed net investment income		3,430,940
Accumulated undistributed net realized gain (loss) on investments		27,135,123
Net unrealized appreciation (depreciation) on investments		189,718,455
Net Assets		$ 1,681,133,419
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($967,164,412 ÷ 76,164,929 shares)		$ 12.70

Maximum offering price per share (100/94.25 of $12.70)		$ 13.47
Class T: Net Asset Value and redemption price per share ($208,467,806 ÷ 16,443,186 shares)		$ 12.68

Maximum offering price per share (100/96.50 of $12.68)		$ 13.14
Class B: Net Asset Value and offering price per share ($7,600,165 ÷ 598,720 shares)A		$ 12.69

Class C: Net Asset Value and offering price per share ($72,725,136 ÷ 5,773,578 shares)A		$ 12.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($425,175,900 ÷ 33,233,168 shares)		$ 12.79

Statement of Operations

	Year ended March 31, 2015
Investment Income
Income distributions from underlying funds		$ 32,402,857

Expenses
Distribution and service plan fees	$ 4,482,560
Independent trustees' compensation	7,737
Total expenses before reductions	4,490,297
Expense reductions	(7,737)	4,482,560
Net investment income (loss)		27,920,297
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	42,586,969
Capital gain distributions from underlying funds	37,834,675
Total net realized gain (loss)		80,421,644
Change in net unrealized appreciation (depreciation) on underlying funds		(13,336,268)
Net gain (loss)		67,085,376
Net increase (decrease) in net assets resulting from operations		$ 95,005,673

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,920,297	$ 22,908,975
Net realized gain (loss)	80,421,644	80,917,308
Change in net unrealized appreciation (depreciation)	(13,336,268)	53,175,889
Net increase (decrease) in net assets resulting from operations	95,005,673	157,002,172
Distributions to shareholders from net investment income	(28,451,885)	(21,780,486)
Distributions to shareholders from net realized gain	(87,342,389)	(75,463,568)
Total distributions	(115,794,274)	(97,244,054)
Share transactions - net increase (decrease)	(187,872,029)	(135,136,394)
Total increase (decrease) in net assets	(208,660,630)	(75,378,276)

Net Assets
Beginning of period	1,889,794,049	1,965,172,325
End of period (including undistributed net investment income of $3,430,940 and undistributed net investment income of $3,962,527, respectively)	$ 1,681,133,419	$ 1,889,794,049

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.87	$ 12.47	$ 11.85	$ 11.87	$ 10.81
Income from Investment Operations
Net investment income (loss) C	.20	.15	.16	.17	.16
Net realized and unrealized gain (loss)	.49	.89	.71	.13	1.16
Total from investment operations	.69	1.04	.87	.30	1.32
Distributions from net investment income	(.21)	(.15)	(.16)	(.17)	(.16)
Distributions from net realized gain	(.64)	(.50)	(.09)	(.15)	(.10)
Total distributions	(.86) G	(.64) F	(.25)	(.32)	(.26)
Net asset value, end of period	$ 12.70	$ 12.87	$ 12.47	$ 11.85	$ 11.87
Total ReturnA, B	5.51%	8.54%	7.45%	2.71%	12.36%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.58%	1.19%	1.36%	1.50%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 967,164	$ 1,086,606	$ 1,181,020	$ 1,101,302	$ 1,004,955
Portfolio turnover rate D	21%	37%	20%	19%	33%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.64 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.498 per share.

G Total distributions of $.86 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.642 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 12.46	$ 11.83	$ 11.85	$ 10.79
Income from Investment Operations
Net investment income (loss) C	.17	.12	.13	.14	.13
Net realized and unrealized gain (loss)	.48	.88	.72	.13	1.16
Total from investment operations	.65	1.00	.85	.27	1.29
Distributions from net investment income	(.18)	(.11)	(.13)	(.14)	(.13)
Distributions from net realized gain	(.64)	(.50)	(.09)	(.15)	(.10)
Total distributions	(.82)	(.61)	(.22)	(.29)	(.23)
Net asset value, end of period	$ 12.68	$ 12.85	$ 12.46	$ 11.83	$ 11.85
Total ReturnA, B	5.26%	8.20%	7.28%	2.44%	12.09%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.33%	.94%	1.11%	1.25%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 208,468	$ 226,663	$ 227,022	$ 213,366	$ 236,106
Portfolio turnover rate D	21%	37%	20%	19%	33%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class B

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 12.44	$ 11.81	$ 11.82	$ 10.76
Income from Investment Operations
Net investment income (loss) C	.11	.06	.07	.09	.07
Net realized and unrealized gain (loss)	.48	.88	.71	.13	1.16
Total from investment operations	.59	.94	.78	.22	1.23
Distributions from net investment income	(.10)	(.05)	(.06)	(.07)	(.07)
Distributions from net realized gain	(.64)	(.49)	(.09)	(.15)	(.10)
Total distributions	(.74)	(.54)	(.15)	(.23) F	(.17)
Net asset value, end of period	$ 12.69	$ 12.84	$ 12.44	$ 11.81	$ 11.82
Total ReturnA, B	4.73%	7.68%	6.65%	1.95%	11.51%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.83%	.44%	.61%	.75%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,600	$ 12,232	$ 17,411	$ 23,552	$ 32,762
Portfolio turnover rate D	21%	37%	20%	19%	33%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.23 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.77	$ 12.39	$ 11.77	$ 11.79	$ 10.74
Income from Investment Operations
Net investment income (loss) C	.11	.05	.07	.09	.07
Net realized and unrealized gain (loss)	.48	.88	.71	.13	1.15
Total from investment operations	.59	.93	.78	.22	1.22
Distributions from net investment income	(.12)	(.06)	(.07)	(.09)	(.07)
Distributions from net realized gain	(.64)	(.49)	(.09)	(.15)	(.10)
Total distributions	(.76)	(.55)	(.16)	(.24)	(.17)
Net asset value, end of period	$ 12.60	$ 12.77	$ 12.39	$ 11.77	$ 11.79
Total ReturnA, B	4.75%	7.65%	6.70%	1.98%	11.49%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.83%	.44%	.61%	.75%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,725	$ 75,682	$ 72,115	$ 70,220	$ 70,396
Portfolio turnover rate D	21%	37%	20%	19%	33%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 12.56	$ 11.93	$ 11.94	$ 10.87
Income from Investment Operations
Net investment income (loss) B	.24	.18	.19	.20	.19
Net realized and unrealized gain (loss)	.48	.90	.72	.14	1.17
Total from investment operations	.72	1.08	.91	.34	1.36
Distributions from net investment income	(.25)	(.18)	(.19)	(.19)	(.19)
Distributions from net realized gain	(.64)	(.50)	(.09)	(.15)	(.10)
Total distributions	(.89)	(.68)	(.28)	(.35) F	(.29)
Net asset value, end of period	$ 12.79	$ 12.96	$ 12.56	$ 11.93	$ 11.94
Total ReturnA	5.74%	8.75%	7.74%	3.01%	12.67%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.83%	1.44%	1.61%	1.75%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 425,176	$ 488,611	$ 467,604	$ 348,068	$ 238,655
Portfolio turnover rate C	21%	37%	20%	19%	33%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.35 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.154 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	4.0	4.2
Fidelity Advisor Series Equity-Income Fund	7.8	8.0
Fidelity Advisor Series Growth & Income Fund	5.4	5.9
Fidelity Advisor Series Growth Opportunities Fund	4.4	4.0
Fidelity Advisor Series Opportunistic Insights Fund	3.6	3.6
Fidelity Advisor Series Small Cap Fund	2.2	2.1
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5.3	5.2
Fidelity Series 100 Index Fund	2.4	2.3
Fidelity Series 1000 Value Index Fund	0.9	0.9
Fidelity Series All-Sector Equity Fund	5.3	5.4
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Real Estate Equity Fund	0.5	0.5
Fidelity Series Small Cap Opportunities Fund	2.7	2.4
	45.3	45.5
International Equity Funds
Fidelity Series Emerging Markets Fund	5.7	4.6
Fidelity Series International Growth Fund	5.9	5.9
Fidelity Series International Small Cap Fund	1.4	1.3
Fidelity Series International Value Fund	5.8	6.0
	18.8	17.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.4	4.4
Fidelity Series Inflation-Protected Bond Index Fund	0.8	0.8
Fidelity Series Investment Grade Bond Fund	27.0	24.3
Fidelity Series Real Estate Income Fund	0.5	0.5
	32.8	31.2
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.9	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	2.2	3.1
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	2.4
	3.1	5.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	45.3%
International Equity Funds	18.8%
Bond Funds	32.8%
Short-Term Funds	3.1%

Six months ago
Domestic Equity Funds**	45.5%
International Equity Funds	17.8%
Bond Funds	31.2%
Short-Term Funds	5.5%

**Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 45.3%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	11,521,137	$ 126,386,871
Fidelity Advisor Series Equity-Income Fund (c)	19,692,799	249,704,693
Fidelity Advisor Series Growth & Income Fund (c)	12,735,897	173,080,838
Fidelity Advisor Series Growth Opportunities Fund (c)	11,783,703	138,694,180
Fidelity Advisor Series Opportunistic Insights Fund (c)	7,453,791	116,130,069
Fidelity Advisor Series Small Cap Fund (c)	6,073,087	70,690,728
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	12,818,366	168,689,690
Fidelity Series 100 Index Fund (c)	5,674,194	75,410,032
Fidelity Series 1000 Value Index Fund (c)	2,473,465	27,702,811
Fidelity Series All-Sector Equity Fund (c)	11,839,814	167,651,764
Fidelity Series Commodity Strategy Fund (a)(c)	3,944,257	24,138,851
Fidelity Series Real Estate Equity Fund (c)	1,150,891	17,274,870
Fidelity Series Small Cap Opportunities Fund (c)	6,204,508	84,939,720
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,197,495,740)		1,440,495,117
International Equity Funds - 18.8%

Fidelity Series Emerging Markets Fund (c)	10,717,555	182,198,442
Fidelity Series International Growth Fund (c)	13,036,594	187,596,587
Fidelity Series International Small Cap Fund (c)	2,721,789	43,194,786
Fidelity Series International Value Fund (c)	18,396,201	186,353,512
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $510,455,478)		599,343,327
Bond Funds - 32.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	2,011,040	$ 19,527,200
Fidelity Series Floating Rate High Income Fund (c)	1,584,456	15,543,509
Fidelity Series High Income Fund (c)	11,142,435	109,195,867
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,739,861	26,713,647
Fidelity Series Investment Grade Bond Fund (c)	74,205,195	858,554,110
Fidelity Series Real Estate Income Fund (c)	1,355,030	15,325,390
TOTAL BOND FUNDS (Cost $1,030,363,347)		1,044,859,723
Short-Term Funds - 3.1%

Fidelity Advisor Series Short-Term Credit Fund (c)	2,955,255	29,582,107
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	67,858,030	67,858,030
TOTAL SHORT-TERM FUNDS (Cost $97,410,586)		97,440,137
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,835,725,151)		3,182,138,304
NET OTHER ASSETS (LIABILITIES) - 0.0%		(643,887)
NET ASSETS - 100%		$ 3,181,494,417
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 142,230,057	$ 28,421,497	$ 78,018	$ 126,386,871
Fidelity Advisor Equity Growth Fund Institutional Class	138,952,414	586,162	141,884,524	-	-
Fidelity Advisor Series Equity-Income Fund	263,193,072	29,670,562	46,414,867	5,640,800	249,704,693
Fidelity Advisor Series Growth & Income Fund	204,640,504	16,608,578	55,640,371	3,332,407	173,080,838
Fidelity Advisor Series Growth Opportunities Fund	122,452,317	4,913,679	1,460,244	185,182	138,694,180
Fidelity Advisor Series Opportunistic Insights Fund	117,332,657	9,556,944	23,367,798	-	116,130,069
Fidelity Advisor Series Short-Term Credit Fund	-	29,552,556	-	-	29,582,107
Fidelity Advisor Series Small Cap Fund	69,583,906	7,380,779	13,018,457	116,999	70,690,728
Fidelity Advisor Series Stock Selector Large Cap Value Fund	163,124,211	30,669,976	31,520,226	2,296,528	168,689,690
Fidelity Advisor Short Fixed-Income Fund Institutional Class	95,572,803	2,697,356	98,381,097	525,338	-
Fidelity Institutional Money Market Portfolio Institutional Class	118,288,330	2,892,283	53,322,583	85,491	67,858,030
Fidelity Series 100 Index Fund	74,325,330	7,607,216	13,107,444	1,510,178	75,410,032
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 1000 Value Index Fund	$ 30,074,450	$ 2,510,777	$ 6,257,372	$ 595,067	$ 27,702,811
Fidelity Series All-Sector Equity Fund	178,294,761	27,983,078	39,976,887	1,559,559	167,651,764
Fidelity Series Commodity Strategy Fund	40,864,214	1,235,089	8,192,122	-	24,138,851
Fidelity Series Emerging Markets Debt Fund	22,690,533	1,884,724	4,020,962	1,230,857	19,527,200
Fidelity Series Emerging Markets Fund	133,192,392	69,387,316	16,824,932	1,407,876	182,198,442
Fidelity Series Floating Rate High Income Fund	35,648,893	2,966,112	21,972,587	1,030,544	15,543,509
Fidelity Series High Income Fund	203,741,125	17,359,622	100,838,777	8,465,211	109,195,867
Fidelity Series Inflation-Protected Bond Index Fund	30,235,429	1,571,666	4,860,822	40,703	26,713,647
Fidelity Series International Growth Fund	222,984,013	12,287,534	50,848,220	2,484,456	187,596,587
Fidelity Series International Small Cap Fund	50,730,785	2,492,481	8,994,935	386,849	43,194,786
Fidelity Series International Value Fund	224,576,763	20,990,467	41,765,652	7,680,082	186,353,512
Fidelity Series Investment Grade Bond Fund	728,739,921	220,396,199	112,166,934	20,004,520	858,554,110
Fidelity Series Real Estate Equity Fund	17,589,729	2,534,452	5,645,140	324,968	17,274,870
Fidelity Series Real Estate Income Fund	16,230,635	1,791,147	2,764,546	821,221	15,325,390
Fidelity Series Small Cap Opportunities Fund	86,870,526	13,936,382	16,718,219	266,359	84,939,720
Total	$ 3,389,929,713	$ 683,693,194	$ 948,387,215	$ 60,069,213	$ 3,182,138,304
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015
Assets
Investment in securities, at value (cost $2,835,725,151) - See accompanying schedule		$ 3,182,138,304
Receivable for investments sold		10,946,414
Receivable for fund shares sold		2,088,404
Dividends receivable		22,763
Total assets		3,195,195,885

Liabilities
Payable for investments purchased	$ 3,960,329
Payable for fund shares redeemed	9,077,928
Distribution and service plan fees payable	663,211
Total liabilities		13,701,468

Net Assets		$ 3,181,494,417
Net Assets consist of:
Paid in capital		$ 2,778,949,908
Undistributed net investment income		5,740,153
Accumulated undistributed net realized gain (loss) on investments		50,391,203
Net unrealized appreciation (depreciation) on investments		346,413,153
Net Assets		$ 3,181,494,417
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,775,398,868 ÷ 132,093,833 shares)		$ 13.44

Maximum offering price per share (100/94.25 of $13.44)		$ 14.26
Class T: Net Asset Value and redemption price per share ($440,674,476 ÷ 32,795,757 shares)		$ 13.44

Maximum offering price per share (100/96.50 of $13.44)		$ 13.93
Class B: Net Asset Value and offering price per share ($16,005,407 ÷ 1,189,845 shares)A		$ 13.45

Class C: Net Asset Value and offering price per share ($112,535,475 ÷ 8,432,263 shares)A		$ 13.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($836,880,191 ÷ 61,818,587 shares)		$ 13.54

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 60,069,213

Expenses
Distribution and service plan fees	$ 8,183,458
Independent trustees' compensation	14,214
Total expenses before reductions	8,197,672
Expense reductions	(14,214)	8,183,458
Net investment income (loss)		51,885,755
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	74,088,096
Capital gain distributions from underlying funds	76,855,921
Total net realized gain (loss)		150,944,017
Change in net unrealized appreciation (depreciation) on underlying funds		(17,185,181)
Net gain (loss)		133,758,836
Net increase (decrease) in net assets resulting from operations		$ 185,644,591

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,885,755	$ 40,767,832
Net realized gain (loss)	150,944,017	130,430,680
Change in net unrealized appreciation (depreciation)	(17,185,181)	128,202,291
Net increase (decrease) in net assets resulting from operations	185,644,591	299,400,803
Distributions to shareholders from net investment income	(52,702,785)	(39,035,868)
Distributions to shareholders from net realized gain	(151,703,673)	(136,956,119)
Total distributions	(204,406,458)	(175,991,987)
Share transactions - net increase (decrease)	(188,969,138)	(21,965,032)
Total increase (decrease) in net assets	(207,731,005)	101,443,784

Net Assets
Beginning of period	3,389,225,422	3,287,781,638
End of period (including undistributed net investment income of $5,740,153 and undistributed net investment income of $6,557,183, respectively)	$ 3,181,494,417	$ 3,389,225,422

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 13.05	$ 12.35	$ 12.45	$ 11.21
Income from Investment Operations
Net investment income (loss) C	.22	.16	.18	.19	.16
Net realized and unrealized gain (loss)	.55	1.04	.78	.06	1.36
Total from investment operations	.77	1.20	.96	.25	1.52
Distributions from net investment income	(.23)	(.16)	(.18)	(.18)	(.17)
Distributions from net realized gain	(.64)	(.55)	(.08)	(.18)	(.11)
Total distributions	(.87)	(.71)	(.26)	(.35) F	(.28)
Net asset value, end of period	$ 13.44	$ 13.54	$ 13.05	$ 12.35	$ 12.45
Total ReturnA, B	5.82%	9.38%	7.91%	2.23%	13.73%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.59%	1.22%	1.44%	1.55%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,775,399	$ 1,910,164	$ 1,944,691	$ 1,740,500	$ 1,557,402
Portfolio turnover rate D	21%	40%	21%	18%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.35 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 13.05	$ 12.34	$ 12.45	$ 11.20
Income from Investment Operations
Net investment income (loss) C	.18	.13	.15	.16	.13
Net realized and unrealized gain (loss)	.55	1.03	.79	.05	1.37
Total from investment operations	.73	1.16	.94	.21	1.50
Distributions from net investment income	(.19)	(.13)	(.15)	(.15)	(.13)
Distributions from net realized gain	(.64)	(.55)	(.08)	(.18)	(.11)
Total distributions	(.83)	(.67) H	(.23)	(.32) G	(.25) F
Net asset value, end of period	$ 13.44	$ 13.54	$ 13.05	$ 12.34	$ 12.45
Total ReturnA, B	5.56%	9.11%	7.72%	1.86%	13.50%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.34%	.97%	1.19%	1.30%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 440,674	$ 465,828	$ 430,153	$ 386,416	$ 424,707
Portfolio turnover rate D	21%	40%	21%	18%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

G Total distributions of $.32 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.175 per share.

H Total distributions of $.67 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.549 per share.

Financial Highlights - Class B

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.53	$ 13.04	$ 12.32	$ 12.41	$ 11.17
Income from Investment Operations
Net investment income (loss) C	.11	.06	.09	.10	.08
Net realized and unrealized gain (loss)	.56	1.03	.79	.06	1.35
Total from investment operations	.67	1.09	.88	.16	1.43
Distributions from net investment income	(.11)	(.05)	(.08)	(.08)	(.08)
Distributions from net realized gain	(.64)	(.54)	(.08)	(.17)	(.11)
Total distributions	(.75)	(.60) F	(.16)	(.25)	(.19)
Net asset value, end of period	$ 13.45	$ 13.53	$ 13.04	$ 12.32	$ 12.41
Total ReturnA, B	5.04%	8.49%	7.19%	1.39%	12.87%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.84%	.48%	.69%	.80%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,005	$ 24,060	$ 33,074	$ 43,138	$ 61,856
Portfolio turnover rate D	21%	40%	21%	18%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.60 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.544 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.45	$ 12.97	$ 12.27	$ 12.37	$ 11.14
Income from Investment Operations
Net investment income (loss) C	.11	.06	.09	.10	.08
Net realized and unrealized gain (loss)	.55	1.03	.78	.06	1.34
Total from investment operations	.66	1.09	.87	.16	1.42
Distributions from net investment income	(.12)	(.07)	(.08)	(.09)	(.08)
Distributions from net realized gain	(.64)	(.54)	(.08)	(.17)	(.11)
Total distributions	(.76)	(.61)	(.17) F	(.26)	(.19)
Net asset value, end of period	$ 13.35	$ 13.45	$ 12.97	$ 12.27	$ 12.37
Total ReturnA, B	5.07%	8.57%	7.13%	1.43%	12.89%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.84%	.47%	.69%	.80%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,535	$ 113,194	$ 102,576	$ 97,550	$ 101,019
Portfolio turnover rate D	21%	40%	21%	18%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.63	$ 13.14	$ 12.42	$ 12.53	$ 11.27
Income from Investment Operations
Net investment income (loss) B	.25	.20	.21	.22	.19
Net realized and unrealized gain (loss)	.56	1.03	.80	.05	1.38
Total from investment operations	.81	1.23	1.01	.27	1.57
Distributions from net investment income	(.26)	(.19)	(.21)	(.21)	(.20)
Distributions from net realized gain	(.64)	(.55)	(.08)	(.18)	(.11)
Total distributions	(.90)	(.74)	(.29)	(.38) F	(.31)
Net asset value, end of period	$ 13.54	$ 13.63	$ 13.14	$ 12.42	$ 12.53
Total ReturnA	6.13%	9.58%	8.28%	2.39%	14.09%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.84%	1.47%	1.69%	1.80%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 836,880	$ 875,979	$ 777,288	$ 555,462	$ 365,157
Portfolio turnover rate C	21%	40%	21%	18%	39%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

F Total distributions of $.38 per share is comprised of distributions from net investment income of $.208 and distributions from net realized gain of $.175 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	4.5	5.1
Fidelity Advisor Series Equity-Income Fund	9.0	9.2
Fidelity Advisor Series Growth & Income Fund	6.2	6.7
Fidelity Advisor Series Growth Opportunities Fund	4.9	4.6
Fidelity Advisor Series Opportunistic Insights Fund	4.1	4.2
Fidelity Advisor Series Small Cap Fund	2.5	2.4
Fidelity Advisor Series Stock Selector Large Cap Value Fund	6.0	6.0
Fidelity Series 100 Index Fund	2.7	2.7
Fidelity Series 1000 Value Index Fund	1.0	1.0
Fidelity Series All-Sector Equity Fund	6.0	6.2
Fidelity Series Commodity Strategy Fund	0.8	0.9
Fidelity Series Real Estate Equity Fund	0.6	0.6
Fidelity Series Small Cap Opportunities Fund	3.1	2.9
	51.4	52.5
International Equity Funds
Fidelity Series Emerging Markets Fund	6.2	5.6
Fidelity Series International Growth Fund	6.8	6.9
Fidelity Series International Small Cap Fund	1.6	1.6
Fidelity Series International Value Fund	6.8	7.2
	21.4	21.3
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.4	4.7
Fidelity Series Investment Grade Bond Fund	19.5	18.6
Fidelity Series Real Estate Income Fund	0.5	0.5
Fidelity Series Inflation-Protected Bond Index Fund	0.0	0.5
	24.5	25.5
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.8	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	1.9	0.4
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	0.3
	2.7	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	51.4%
International Equity Funds	21.4%
Bond Funds	24.5%
Short-Term Funds	2.7%

Six months ago
Domestic Equity Funds**	52.5%
International Equity Funds	21.3%
Bond Funds	25.5%
Short-Term Funds	0.7%

**Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 51.4%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	13,155,157	$ 144,312,076
Fidelity Advisor Series Equity-Income Fund (c)	22,706,620	287,919,939
Fidelity Advisor Series Growth & Income Fund (c)	14,622,523	198,720,089
Fidelity Advisor Series Growth Opportunities Fund (c)	13,289,872	156,421,792
Fidelity Advisor Series Opportunistic Insights Fund (c)	8,510,825	132,598,648
Fidelity Advisor Series Small Cap Fund (c)	6,934,455	80,717,054
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	14,679,105	193,177,033
Fidelity Series 100 Index Fund (c)	6,519,255	86,640,901
Fidelity Series 1000 Value Index Fund (c)	2,870,484	32,149,422
Fidelity Series All-Sector Equity Fund (c)	13,575,481	192,228,807
Fidelity Series Commodity Strategy Fund (a)(c)	3,977,925	24,344,902
Fidelity Series Real Estate Equity Fund (c)	1,329,770	19,959,849
Fidelity Series Small Cap Opportunities Fund (c)	7,118,276	97,449,201
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,369,911,431)		1,646,639,713
International Equity Funds - 21.4%

Fidelity Series Emerging Markets Fund (c)	11,740,515	199,588,748
Fidelity Series International Growth Fund (c)	15,169,320	218,286,518
Fidelity Series International Small Cap Fund (c)	3,166,526	50,252,763
Fidelity Series International Value Fund (c)	21,399,302	216,774,929
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $588,560,113)		684,902,958
Bond Funds - 24.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	2,006,142	$ 19,479,638
Fidelity Series Floating Rate High Income Fund (c)	1,597,915	15,675,548
Fidelity Series High Income Fund (c)	10,945,501	107,265,912
Fidelity Series Investment Grade Bond Fund (c)	54,102,642	625,967,564
Fidelity Series Real Estate Income Fund (c)	1,360,354	15,385,608
TOTAL BOND FUNDS (Cost $772,149,532)		783,774,270
Short-Term Funds - 2.7%

Fidelity Advisor Series Short-Term Credit Fund (c)	2,651,073	26,537,237
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	61,834,339	61,834,339
TOTAL SHORT-TERM FUNDS (Cost $88,345,066)		88,371,576
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,818,966,142)		3,203,688,517
NET OTHER ASSETS (LIABILITIES) - 0.0%		(632,566)
NET ASSETS - 100%		$ 3,203,055,951
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 168,708,905	$ 39,086,747	$ 85,608	$ 144,312,076
Fidelity Advisor Equity Growth Fund Institutional Class	161,175,772	1,245,516	165,192,796	-	-
Fidelity Advisor Series Equity-Income Fund	292,761,215	39,234,632	47,682,025	6,348,434	287,919,939
Fidelity Advisor Series Growth & Income Fund	218,330,109	22,603,018	50,324,601	3,670,224	198,720,089
Fidelity Advisor Series Growth Opportunities Fund	140,332,644	3,301,520	1,655,609	208,949	156,421,792
Fidelity Advisor Series Opportunistic Insights Fund	127,758,835	14,936,043	24,232,997	-	132,598,648
Fidelity Advisor Series Short-Term Credit Fund	-	26,510,727	-	-	26,537,237
Fidelity Advisor Series Small Cap Fund	77,658,110	9,932,658	14,593,051	133,551	80,717,054
Fidelity Advisor Series Stock Selector Large Cap Value Fund	187,724,084	32,563,676	34,557,274	2,606,319	193,177,033
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,060,855	23,373,312	28,480,700	120,623	-
Fidelity Institutional Money Market Portfolio Institutional Class	8,293,580	57,140,538	3,599,779	32,105	61,834,339
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$ 83,351,878	$ 8,824,653	$ 12,988,813	$ 1,722,622	$ 86,640,901
Fidelity Series 1000 Value Index Fund	33,723,065	3,444,332	6,601,828	681,780	32,149,422
Fidelity Series All-Sector Equity Fund	199,748,704	35,306,105	44,443,367	1,757,250	192,228,807
Fidelity Series Commodity Strategy Fund	41,746,724	1,857,975	9,623,564	-	24,344,902
Fidelity Series Emerging Markets Debt Fund	21,609,039	2,752,643	3,982,860	1,163,792	19,479,638
Fidelity Series Emerging Markets Fund	152,092,142	67,039,223	16,066,689	1,464,785	199,588,748
Fidelity Series Floating Rate High Income Fund	29,402,899	2,517,605	15,184,733	921,430	15,675,548
Fidelity Series High Income Fund	205,989,836	18,216,728	106,058,613	8,272,858	107,265,912
Fidelity Series Inflation-Protected Bond Index Fund	16,291,016	821,520	17,282,009	14,206	-
Fidelity Series International Growth Fund	251,954,473	18,731,362	56,229,493	2,861,052	218,286,518
Fidelity Series International Small Cap Fund	56,606,327	5,214,370	10,478,739	444,273	50,252,763
Fidelity Series International Value Fund	249,705,079	26,821,016	39,342,104	8,933,323	216,774,929
Fidelity Series Investment Grade Bond Fund	555,010,492	129,373,463	74,283,968	14,959,418	625,967,564
Fidelity Series Real Estate Equity Fund	20,247,127	3,145,775	6,585,541	364,095	19,959,849
Fidelity Series Real Estate Income Fund	15,544,088	2,045,594	2,267,738	804,717	15,385,608
Fidelity Series Small Cap Opportunities Fund	97,715,981	15,942,569	17,276,833	307,149	97,449,201
Total	$ 3,249,834,074	$ 741,605,478	$ 848,102,471	$ 57,878,563	$ 3,203,688,517
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015
Assets
Investment in securities, at value (cost $2,818,966,142) - See accompanying schedule		$ 3,203,688,517
Cash		9
Receivable for investments sold		13,587,932
Receivable for fund shares sold		2,840,060
Dividends receivable		20,340
Total assets		3,220,136,858

Liabilities
Payable for investments purchased	$ 6,639,201
Payable for fund shares redeemed	9,796,953
Distribution and service plan fees payable	644,753
Total liabilities		17,080,907

Net Assets		$ 3,203,055,951
Net Assets consist of:
Paid in capital		$ 2,759,225,698
Undistributed net investment income		4,314,157
Accumulated undistributed net realized gain (loss) on investments		54,793,721
Net unrealized appreciation (depreciation) on investments		384,722,375
Net Assets		$ 3,203,055,951
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,853,120,848 ÷ 139,893,036 shares)		$ 13.25

Maximum offering price per share (100/94.25 of $13.25)		$ 14.06
Class T: Net Asset Value and redemption price per share ($405,223,633 ÷ 30,535,260 shares)		$ 13.27

Maximum offering price per share (100/96.50 of $13.27)		$ 13.75
Class B: Net Asset Value and offering price per share ($11,217,459 ÷ 849,693 shares)A		$ 13.20

Class C: Net Asset Value and offering price per share ($94,878,279 ÷ 7,247,585 shares)A		$ 13.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($838,615,732 ÷ 62,803,628 shares)		$ 13.35

Statement of Operations

	Year ended March 31, 2015
Investment Income
Income distributions from underlying funds		$ 57,878,563

Expenses
Distribution and service plan fees	$ 7,743,014
Independent trustees' compensation	13,885
Total expenses before reductions	7,756,899
Expense reductions	(13,885)	7,743,014
Net investment income (loss)		50,135,549
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	78,412,225
Capital gain distributions from underlying funds	85,400,812
Total net realized gain (loss)		163,813,037
Change in net unrealized appreciation (depreciation) on underlying funds		(18,060,813)
Net gain (loss)		145,752,224
Net increase (decrease) in net assets resulting from operations		$ 195,887,773

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,135,549	$ 38,908,952
Net realized gain (loss)	163,813,037	122,398,133
Change in net unrealized appreciation (depreciation)	(18,060,813)	179,518,027
Net increase (decrease) in net assets resulting from operations	195,887,773	340,825,112
Distributions to shareholders from net investment income	(51,154,371)	(37,620,928)
Distributions to shareholders from net realized gain	(158,637,898)	(153,387,663)
Total distributions	(209,792,269)	(191,008,591)
Share transactions - net increase (decrease)	(32,226,786)	184,975,743
Total increase (decrease) in net assets	(46,131,282)	334,792,264

Net Assets
Beginning of period	3,249,187,233	2,914,394,969
End of period (including undistributed net investment income of $4,314,157 and undistributed net investment income of $5,332,978, respectively)	$ 3,203,055,951	$ 3,249,187,233

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 12.72	$ 11.91	$ 12.09	$ 10.76
Income from Investment Operations
Net investment income (loss) C	.21	.16	.18	.18	.16
Net realized and unrealized gain (loss)	.60	1.26	.88	(.01)	1.43
Total from investment operations	.81	1.42	1.06	.17	1.59
Distributions from net investment income	(.22)	(.16)	(.18)	(.17)	(.16)
Distributions from net realized gain	(.67)	(.66)	(.07)	(.18)	(.11)
Total distributions	(.89)	(.81)G	(.25)	(.35)	(.26)F
Net asset value, end of period	$ 13.25	$ 13.33	$ 12.72	$ 11.91	$ 12.09
Total ReturnA, B	6.26%	11.54%	9.00%	1.61%	14.97%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.55%	1.25%	1.54%	1.56%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,853,121	$ 1,907,797	$ 1,806,028	$ 1,539,333	$ 1,290,255
Portfolio turnover rate D	23%	41%	22%	14%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.26 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.106 per share.

G Total distributions of $.81 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.657 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.35	$ 12.74	$ 11.93	$ 12.11	$ 10.78
Income from Investment Operations
Net investment income (loss) C	.17	.13	.15	.15	.13
Net realized and unrealized gain (loss)	.61	1.26	.88	(.01)	1.43
Total from investment operations	.78	1.39	1.03	.14	1.56
Distributions from net investment income	(.19)	(.13)	(.15)	(.14)	(.13)
Distributions from net realized gain	(.67)	(.66)	(.07)	(.18)	(.11)
Total distributions	(.86)	(.78)G	(.22)	(.32)	(.23)F
Net asset value, end of period	$ 13.27	$ 13.35	$ 12.74	$ 11.93	$ 12.11
Total ReturnA, B	6.00%	11.27%	8.74%	1.33%	14.67%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.30%	1.00%	1.29%	1.31%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 405,224	$ 387,919	$ 324,352	$ 257,594	$ 258,166
Portfolio turnover rate D	23%	41%	22%	14%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.23 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.106 per share.

G Total distributions of $.78 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.657 per share.

Financial Highlights - Class B

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 12.66	$ 11.84	$ 12.01	$ 10.70
Income from Investment Operations
Net investment income (loss) C	.11	.06	.09	.09	.07
Net realized and unrealized gain (loss)	.59	1.26	.88	(.01)	1.42
Total from investment operations	.70	1.32	.97	.08	1.49
Distributions from net investment income	(.10)	(.06)	(.08)	(.08)	(.07)
Distributions from net realized gain	(.67)	(.65)	(.07)	(.17)	(.11)
Total distributions	(.77)	(.71)	(.15)	(.25)	(.18)
Net asset value, end of period	$ 13.20	$ 13.27	$ 12.66	$ 11.84	$ 12.01
Total ReturnA, B	5.42%	10.71%	8.26%	.82%	14.02%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.81%	.50%	.79%	.81%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,217	$ 17,698	$ 23,061	$ 29,202	$ 38,946
Portfolio turnover rate D	23%	41%	22%	14%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.19	$ 12.60	$ 11.80	$ 11.98	$ 10.68
Income from Investment Operations
Net investment income (loss) C	.11	.06	.09	.09	.07
Net realized and unrealized gain (loss)	.59	1.25	.87	(.01)	1.41
Total from investment operations	.70	1.31	.96	.08	1.48
Distributions from net investment income	(.12)	(.07)	(.10)	(.09)	(.08)
Distributions from net realized gain	(.67)	(.65)	(.07)	(.17)	(.11)
Total distributions	(.80)H	(.72)	(.16)G	(.26)	(.18)F
Net asset value, end of period	$ 13.09	$ 13.19	$ 12.60	$ 11.80	$ 11.98
Total ReturnA, B	5.42%	10.71%	8.23%	.86%	14.01%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.80%	.50%	.79%	.81%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,878	$ 89,402	$ 74,415	$ 66,126	$ 61,640
Portfolio turnover rate D	23%	41%	22%	14%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.18 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.106 per share.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.066 per share.

H Total distributions of $.80 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.672 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 12.81	$ 11.99	$ 12.17	$ 10.83
Income from Investment Operations
Net investment income (loss) B	.24	.19	.22	.21	.19
Net realized and unrealized gain (loss)	.60	1.28	.88	(.02)	1.44
Total from investment operations	.84	1.47	1.10	.19	1.63
Distributions from net investment income	(.25)	(.19)	(.21)	(.20)	(.18)
Distributions from net realized gain	(.67)	(.66)	(.07)	(.18)	(.11)
Total distributions	(.92)	(.85)	(.28)	(.37)F	(.29)
Net asset value, end of period	$ 13.35	$ 13.43	$ 12.81	$ 11.99	$ 12.17
Total ReturnA	6.48%	11.81%	9.29%	1.84%	15.23%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.80%	1.50%	1.79%	1.81%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 838,616	$ 846,372	$ 686,540	$ 470,704	$ 284,309
Portfolio turnover rate C	23%	41%	22%	14%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.179 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.4	5.7
Fidelity Advisor Series Equity-Income Fund	10.6	11.0
Fidelity Advisor Series Growth & Income Fund	7.4	7.6
Fidelity Advisor Series Growth Opportunities Fund	5.7	5.3
Fidelity Advisor Series Opportunistic Insights Fund	4.9	5.1
Fidelity Advisor Series Small Cap Fund	3.0	2.9
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.1	7.3
Fidelity Series 100 Index Fund	3.2	3.3
Fidelity Series 1000 Value Index Fund	1.2	1.2
Fidelity Series All-Sector Equity Fund	7.2	7.4
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Real Estate Equity Fund	0.7	0.7
Fidelity Series Small Cap Opportunities Fund	3.6	3.5
	60.8	62.0
International Equity Funds
Fidelity Series Emerging Markets Fund	7.1	6.4
Fidelity Series International Growth Fund	8.3	8.4
Fidelity Series International Small Cap Fund	1.9	1.9
Fidelity Series International Value Fund	8.2	8.5
	25.5	25.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.3	4.7
Fidelity Series Inflation-Protected Bond Index Fund	0.0*	0.1
Fidelity Series Investment Grade Bond Fund	7.5	6.3
Fidelity Series Real Estate Income Fund	0.5	0.5
	12.4	12.8
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.4	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.9	0.0*
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	0.0*
	1.3	0.0*
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	60.8%
International Equity Funds	25.5%
Bond Funds	12.4%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds**	62.0%
International Equity Funds	25.2%
Bond Funds	12.8%
Short-Term Funds	0.0%*

**Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 60.8%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	15,582,456	$ 170,939,544
Fidelity Advisor Series Equity-Income Fund (c)	26,583,946	337,084,440
Fidelity Advisor Series Growth & Income Fund (c)	17,284,634	234,898,179
Fidelity Advisor Series Growth Opportunities Fund (c)	15,297,288	180,049,078
Fidelity Advisor Series Opportunistic Insights Fund (c)	10,081,296	157,066,598
Fidelity Advisor Series Small Cap Fund (c)	8,213,899	95,609,790
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	17,304,733	227,730,290
Fidelity Series 100 Index Fund (c)	7,697,431	102,298,856
Fidelity Series 1000 Value Index Fund (c)	3,393,003	38,001,637
Fidelity Series All-Sector Equity Fund (c)	16,098,853	227,959,760
Fidelity Series Commodity Strategy Fund (a)(c)	4,070,826	24,913,457
Fidelity Series Real Estate Equity Fund (c)	1,576,957	23,670,120
Fidelity Series Small Cap Opportunities Fund (c)	8,416,542	115,222,466
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,631,539,238)		1,935,444,215
International Equity Funds - 25.5%

Fidelity Series Emerging Markets Fund (c)	13,398,224	227,769,807
Fidelity Series International Growth Fund (c)	18,330,784	263,779,980
Fidelity Series International Small Cap Fund (c)	3,810,457	60,471,957
Fidelity Series International Value Fund (c)	25,647,944	259,813,671
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $711,195,823)		811,835,415
Bond Funds - 12.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	2,037,034	$ 19,779,598
Fidelity Series Floating Rate High Income Fund (c)	1,579,434	15,494,247
Fidelity Series High Income Fund (c)	10,851,680	106,346,466
Fidelity Series Inflation-Protected Bond Index Fund (c)	97	946
Fidelity Series Investment Grade Bond Fund (c)	20,517,370	237,385,975
Fidelity Series Real Estate Income Fund (c)	1,358,408	15,363,594
TOTAL BOND FUNDS (Cost $388,102,565)		394,370,826
Short-Term Funds - 1.3%

Fidelity Advisor Series Short-Term Credit Fund (c)	1,329,615	13,309,442
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	27,494,891	27,494,891
TOTAL SHORT-TERM FUNDS (Cost $40,791,038)		40,804,333
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,771,628,664)		3,182,454,789
NET OTHER ASSETS (LIABILITIES) - 0.0%		(623,794)
NET ASSETS - 100%		$ 3,181,830,995
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 187,961,414	$ 33,539,561	$ 99,613	$ 170,939,544
Fidelity Advisor Equity Growth Fund Institutional Class	180,591,438	945,880	184,565,525	-	-
Fidelity Advisor Series Equity-Income Fund	352,044,918	47,881,567	67,256,798	7,508,080	337,084,440
Fidelity Advisor Series Growth & Income Fund	232,896,023	37,001,246	43,550,074	4,077,666	234,898,179
Fidelity Advisor Series Growth Opportunities Fund	163,539,168	3,201,239	3,340,253	240,207	180,049,078
Fidelity Advisor Series Opportunistic Insights Fund	160,612,516	14,851,788	35,553,013	-	157,066,598
Fidelity Advisor Series Short-Term Credit Fund	-	13,296,147	-	-	13,309,442
Fidelity Advisor Series Small Cap Fund	92,792,339	14,300,984	20,840,686	162,978	95,609,790
Fidelity Advisor Series Stock Selector Large Cap Value Fund	233,801,000	35,165,602	50,612,431	3,051,911	227,730,290
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	16,401,573	16,422,873	51,692	-
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ -	$ 34,986,450	$ 7,491,559	$ 15,309	$ 27,494,891
Fidelity Series 100 Index Fund	97,248,296	14,547,140	18,307,197	2,075,599	102,298,856
Fidelity Series 1000 Value Index Fund	39,339,638	4,009,474	7,228,548	802,972	38,001,637
Fidelity Series All-Sector Equity Fund	228,813,984	44,448,342	46,708,776	2,066,473	227,959,760
Fidelity Series Commodity Strategy Fund	38,561,460	1,792,778	5,566,347	-	24,913,457
Fidelity Series Emerging Markets Debt Fund	22,045,419	23,219,971	24,473,237	1,208,180	19,779,598
Fidelity Series Emerging Markets Fund	177,281,078	74,067,959	19,748,080	1,687,305	227,769,807
Fidelity Series Floating Rate High Income Fund	27,356,941	2,527,616	13,341,679	883,544	15,494,247
Fidelity Series High Income Fund	213,571,385	17,151,102	113,442,307	8,211,938	106,346,466
Fidelity Series Inflation-Protected Bond Index Fund	3,070,098	1,649,738	4,727,519	2,892	946
Fidelity Series International Growth Fund	296,012,399	21,397,699	58,219,771	3,443,679	263,779,980
Fidelity Series International Small Cap Fund	67,209,134	5,149,525	10,606,645	537,647	60,471,957
Fidelity Series International Value Fund	291,472,129	33,144,144	40,908,182	10,526,547	259,813,671
Fidelity Series Investment Grade Bond Fund	165,148,062	95,474,052	28,612,651	5,003,930	237,385,975
Fidelity Series Real Estate Equity Fund	21,919,897	5,289,988	7,136,578	418,187	23,670,120
Fidelity Series Real Estate Income Fund	15,456,345	2,017,857	2,170,857	802,003	15,363,594
Fidelity Series Small Cap Opportunities Fund	117,534,715	19,770,129	23,366,828	371,217	115,222,466
Total	$ 3,238,318,382	$ 771,651,404	$ 887,737,975	$ 53,249,569	$ 3,182,454,789
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015
Assets
Investment in securities, at value (cost $2,771,628,664) - See accompanying schedule		$ 3,182,454,789
Cash		4
Receivable for investments sold		6,299,820
Receivable for fund shares sold		2,386,757
Dividends receivable		10,209
Total assets		3,191,151,579

Liabilities
Payable for investments purchased	$ 2,479,017
Payable for fund shares redeemed	6,208,066
Distribution and service plan fees payable	633,501
Total liabilities		9,320,584

Net Assets		$ 3,181,830,995
Net Assets consist of:
Paid in capital		$ 2,704,589,255
Undistributed net investment income		2,120,267
Accumulated undistributed net realized gain (loss) on investments		64,295,348
Net unrealized appreciation (depreciation) on investments		410,826,125
Net Assets		$ 3,181,830,995
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,704,035,552 ÷ 120,556,091 shares)		$ 14.13

Maximum offering price per share (100/94.25 of $14.13)		$ 14.99
Class T: Net Asset Value and redemption price per share ($453,136,767 ÷ 32,169,645 shares)		$ 14.09

Maximum offering price per share (100/96.50 of $14.09)		$ 14.60
Class B: Net Asset Value and offering price per share ($13,943,962 ÷ 990,172 shares)A		$ 14.08

Class C: Net Asset Value and offering price per share ($91,153,716 ÷ 6,523,274 shares)A		$ 13.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($919,560,998 ÷ 64,704,789 shares)		$ 14.21

Statement of Operations

	Year ended March 31, 2015
Investment Income
Income distributions from underlying funds		$ 53,249,569

Expenses
Distribution and service plan fees	$ 7,645,716
Independent trustees' compensation	13,776
Total expenses before reductions	7,659,492
Expense reductions	(13,776)	7,645,716
Net investment income (loss)		45,603,853
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	83,924,632
Capital gain distributions from underlying funds	98,911,060
Total net realized gain (loss)		182,835,692
Change in net unrealized appreciation (depreciation) on underlying funds		(23,701,670)
Net gain (loss)		159,134,022
Net increase (decrease) in net assets resulting from operations		$ 204,737,875

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 45,603,853	$ 38,580,941
Net realized gain (loss)	182,835,692	116,146,729
Change in net unrealized appreciation (depreciation)	(23,701,670)	213,220,407
Net increase (decrease) in net assets resulting from operations	204,737,875	367,948,077
Distributions to shareholders from net investment income	(46,150,255)	(40,012,043)
Distributions to shareholders from net realized gain	(155,012,649)	(149,090,135)
Total distributions	(201,162,904)	(189,102,178)
Share transactions - net increase (decrease)	(59,413,992)	104,883,603
Total increase (decrease) in net assets	(55,839,021)	283,729,502

Net Assets
Beginning of period	3,237,670,016	2,953,940,514
End of period (including undistributed net investment income of $2,120,267 and undistributed net investment income of $2,666,670, respectively)	$ 3,181,830,995	$ 3,237,670,016

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.15	$ 13.36	$ 12.48	$ 12.72	$ 11.29
Income from Investment Operations
Net investment income (loss) C	.20	.17	.20	.19	.16
Net realized and unrealized gain (loss)	.70	1.47	.94	(.06)	1.54
Total from investment operations	.90	1.64	1.14	.13	1.70
Distributions from net investment income	(.21)	(.18)	(.20)	(.18)	(.16)
Distributions from net realized gain	(.71)	(.67)	(.06)	(.19)	(.11)
Total distributions	(.92)	(.85)	(.26)	(.37)	(.27)
Net asset value, end of period	$ 14.13	$ 14.15	$ 13.36	$ 12.48	$ 12.72
Total ReturnA, B	6.54%	12.60%	9.25%	1.25%	15.27%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.42%	1.24%	1.58%	1.57%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,704,036	$ 1,777,132	$ 1,747,549	$ 1,506,827	$ 1,340,583
Portfolio turnover rate D	24%	53%	23%	16%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.10	$ 13.32	$ 12.44	$ 12.68	$ 11.25
Income from Investment Operations
Net investment income (loss) C	.17	.14	.17	.16	.13
Net realized and unrealized gain (loss)	.71	1.46	.94	(.06)	1.54
Total from investment operations	.88	1.60	1.11	.10	1.67
Distributions from net investment income	(.18)	(.15)	(.17)	(.15)	(.13)
Distributions from net realized gain	(.71)	(.67)	(.06)	(.19)	(.11)
Total distributions	(.89)	(.82)	(.23)	(.34)	(.24)
Net asset value, end of period	$ 14.09	$ 14.10	$ 13.32	$ 12.44	$ 12.68
Total ReturnA, B	6.37%	12.29%	9.02%	.98%	14.98%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.17%	.99%	1.33%	1.32%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 453,137	$ 453,944	$ 387,102	$ 335,407	$ 348,443
Portfolio turnover rate D	24%	53%	23%	16%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class B

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.07	$ 13.29	$ 12.41	$ 12.63	$ 11.21
Income from Investment Operations
Net investment income (loss) C	.10	.07	.10	.10	.07
Net realized and unrealized gain (loss)	.70	1.45	.94	(.06)	1.53
Total from investment operations	.80	1.52	1.04	.04	1.60
Distributions from net investment income	(.10)	(.07)	(.10)	(.08)	(.07)
Distributions from net realized gain	(.69)	(.66)	(.06)	(.18)	(.11)
Total distributions	(.79)	(.74)F	(.16)	(.26)	(.18)
Net asset value, end of period	$ 14.08	$ 14.07	$ 13.29	$ 12.41	$ 12.63
Total ReturnA, B	5.82%	11.69%	8.44%	.52%	14.38%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.67%	.49%	.83%	.82%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,944	$ 21,330	$ 27,191	$ 34,324	$ 47,275
Portfolio turnover rate D	24%	53%	23%	16%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.74 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.00	$ 13.23	$ 12.37	$ 12.60	$ 11.19
Income from Investment Operations
Net investment income (loss) C	.09	.07	.10	.10	.07
Net realized and unrealized gain (loss)	.70	1.45	.93	(.05)	1.53
Total from investment operations	.79	1.52	1.03	.05	1.60
Distributions from net investment income	(.12)	(.09)	(.11)	(.09)	(.08)
Distributions from net realized gain	(.70)	(.66)	(.06)	(.18)	(.11)
Total distributions	(.82)	(.75)	(.17)	(.28)F	(.19)
Net asset value, end of period	$ 13.97	$ 14.00	$ 13.23	$ 12.37	$ 12.60
Total ReturnA, B	5.76%	11.77%	8.39%	.55%	14.38%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.67%	.49%	.83%	.82%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,154	$ 87,867	$ 75,384	$ 66,418	$ 68,349
Portfolio turnover rate D	24%	53%	23%	16%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.28 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.182 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.22	$ 13.42	$ 12.54	$ 12.77	$ 11.33
Income from Investment Operations
Net investment income (loss) B	.24	.20	.23	.22	.19
Net realized and unrealized gain (loss)	.71	1.48	.94	(.05)	1.55
Total from investment operations	.95	1.68	1.17	.17	1.74
Distributions from net investment income	(.25)	(.21)	(.23)	(.21)	(.19)
Distributions from net realized gain	(.71)	(.67)	(.06)	(.19)	(.11)
Total distributions	(.96)	(.88)	(.29)	(.40)	(.30)
Net asset value, end of period	$ 14.21	$ 14.22	$ 13.42	$ 12.54	$ 12.77
Total ReturnA	6.85%	12.89%	9.47%	1.57%	15.56%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.67%	1.49%	1.83%	1.82%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 919,561	$ 897,398	$ 716,715	$ 505,761	$ 321,529
Portfolio turnover rate C	24%	53%	23%	16%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.8	6.1
Fidelity Advisor Series Equity-Income Fund	11.5	11.7
Fidelity Advisor Series Growth & Income Fund	8.0	8.1
Fidelity Advisor Series Growth Opportunities Fund	5.9	5.6
Fidelity Advisor Series Opportunistic Insights Fund	5.3	5.4
Fidelity Advisor Series Small Cap Fund	3.3	3.1
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.7
Fidelity Series 100 Index Fund	3.4	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.7	7.9
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	4.0	3.7
	65.5	65.9
International Equity Funds
Fidelity Series Emerging Markets Fund	7.7	6.7
Fidelity Series International Growth Fund	9.0	9.1
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	9.1
	27.6	26.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.4	4.4
Fidelity Series Investment Grade Bond Fund	0.6	0.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.6	6.5
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.4	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.9	0.5
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	0.2
	1.3	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.5%
International Equity Funds	27.6%
Bond Funds	5.6%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds**	65.9%
International Equity Funds	26.9%
Bond Funds	6.5%
Short-Term Funds	0.7%

**Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	12,677,449	$ 139,071,615
Fidelity Advisor Series Equity-Income Fund (c)	21,654,254	274,575,945
Fidelity Advisor Series Growth & Income Fund (c)	14,043,086	190,845,540
Fidelity Advisor Series Growth Opportunities Fund (c)	12,043,049	141,746,692
Fidelity Advisor Series Opportunistic Insights Fund (c)	8,221,560	128,091,910
Fidelity Advisor Series Small Cap Fund (c)	6,778,732	78,904,440
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	14,025,960	184,581,639
Fidelity Series 100 Index Fund (c)	6,196,145	82,346,765
Fidelity Series 1000 Value Index Fund (c)	2,734,981	30,631,793
Fidelity Series All-Sector Equity Fund (c)	13,088,226	185,329,287
Fidelity Series Commodity Strategy Fund (a)(c)	2,978,625	18,229,184
Fidelity Series Real Estate Equity Fund (c)	1,245,336	18,692,496
Fidelity Series Small Cap Opportunities Fund (c)	6,981,584	95,577,883
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,321,659,987)		1,568,625,189
International Equity Funds - 27.6%

Fidelity Series Emerging Markets Fund (c)	10,840,761	184,292,937
Fidelity Series International Growth Fund (c)	14,962,750	215,313,978
Fidelity Series International Small Cap Fund (c)	3,047,464	48,363,252
Fidelity Series International Value Fund (c)	20,961,368	212,338,660
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $577,907,166)		660,308,827
Bond Funds - 5.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,532,551	$ 14,881,074
Fidelity Series Floating Rate High Income Fund (c)	1,183,573	11,610,849
Fidelity Series High Income Fund (c)	8,270,708	81,052,937
Fidelity Series Investment Grade Bond Fund (c)	1,209,949	13,999,115
Fidelity Series Real Estate Income Fund (c)	1,018,386	11,517,949
TOTAL BOND FUNDS (Cost $133,654,176)		133,061,924
Short-Term Funds - 1.3%

Fidelity Advisor Series Short-Term Credit Fund (c)	1,022,351	10,233,738
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	21,928,807	21,928,807
TOTAL SHORT-TERM FUNDS (Cost $32,152,322)		32,162,545
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,065,373,651)		2,394,158,485
NET OTHER ASSETS (LIABILITIES) - 0.0%		(450,881)
NET ASSETS - 100%		$ 2,393,707,604
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 150,370,771	$ 24,509,736	$ 80,373	$ 139,071,615
Fidelity Advisor Equity Growth Fund Institutional Class	141,294,616	1,887,474	145,619,269	5,917,059	-
Fidelity Advisor Series Equity-Income Fund	272,505,609	46,644,995	47,730,457	3,219,832	274,575,945
Fidelity Advisor Series Growth & Income Fund	182,126,478	31,124,997	29,015,695	189,088	190,845,540
Fidelity Advisor Series Growth Opportunities Fund	125,758,071	4,267,774	1,343,005	-	141,746,692
Fidelity Advisor Series Opportunistic Insights Fund	115,284,750	21,510,235	21,992,991	-	128,091,910
Fidelity Advisor Series Short-Term Credit Fund	-	10,223,515	-	128,964	10,233,738
Fidelity Advisor Series Small Cap Fund	70,939,088	13,594,937	13,129,791	2,444,843	78,904,440
Fidelity Advisor Series Stock Selector Large Cap Value Fund	179,823,059	31,894,952	34,248,759	40,671	184,581,639
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Short Fixed-Income Fund Institutional Class	$ -	$ 10,665,072	$ 10,681,135	$ 12,704	$ -
Fidelity Institutional Money Market Portfolio Institutional Class	-	25,731,904	3,803,097	-	21,928,807
Fidelity Series 100 Index Fund	75,235,973	13,033,514	12,832,674	1,649,020	82,346,765
Fidelity Series 1000 Value Index Fund	30,432,611	4,144,914	5,407,733	639,613	30,631,793
Fidelity Series All-Sector Equity Fund	185,070,728	36,188,823	37,197,335	1,650,596	185,329,287
Fidelity Series Commodity Strategy Fund	22,856,693	5,155,921	2,800,363	-	18,229,184
Fidelity Series Emerging Markets Debt Fund	16,281,964	2,623,385	3,363,269	863,185	14,881,074
Fidelity Series Emerging Markets Fund	135,297,323	65,460,433	13,797,815	1,273,068	184,292,937
Fidelity Series Floating Rate High Income Fund	17,568,838	1,934,523	7,130,823	604,049	11,610,849
Fidelity Series High Income Fund	158,357,676	14,591,105	83,630,030	6,132,060	81,052,937
Fidelity Series International Growth Fund	227,481,559	20,807,828	36,569,568	2,751,157	215,313,978
Fidelity Series International Small Cap Fund	49,476,492	6,529,176	6,656,462	420,692	48,363,252
Fidelity Series International Value Fund	226,185,277	36,505,808	31,607,666	8,367,821	212,338,660
Fidelity Series Investment Grade Bond Fund	35,186,927	8,025,136	29,764,930	559,420	13,999,115
Fidelity Series Real Estate Equity Fund	18,628,918	3,250,700	6,133,081	338,032	18,692,496
Fidelity Series Real Estate Income Fund	11,401,057	1,889,862	1,818,602	593,298	11,517,949
Fidelity Series Small Cap Opportunities Fund	89,345,729	19,469,009	14,553,403	293,652	95,577,883
Total	$ 2,386,539,436	$ 587,526,766	$ 625,337,689	$ 38,169,197	$ 2,394,158,485
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $2,065,373,651) - See accompanying schedule		$ 2,394,158,485
Cash		229
Receivable for investments sold		7,702,298
Receivable for fund shares sold		2,876,994
Dividends receivable		7,857
Total assets		2,404,745,863

Liabilities
Payable for investments purchased	$ 3,351,506
Payable for fund shares redeemed	7,229,588
Distribution and service plan fees payable	457,165
Total liabilities		11,038,259

Net Assets		$ 2,393,707,604
Net Assets consist of:
Paid in capital		$ 2,014,387,614
Undistributed net investment income		766,745
Accumulated undistributed net realized gain (loss) on investments		49,768,411
Net unrealized appreciation (depreciation) on investments		328,784,834
Net Assets		$ 2,393,707,604

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,313,452,172 ÷ 97,251,859 shares)		$ 13.51

Maximum offering price per share (100/94.25 of $13.51)		$ 14.33
Class T: Net Asset Value and redemption price per share ($303,711,288 ÷ 22,624,956 shares)		$ 13.42

Maximum offering price per share (100/96.50 of $13.42)		$ 13.91
Class B: Net Asset Value and offering price per share ($9,559,649 ÷ 716,701 shares)A		$ 13.34

Class C: Net Asset Value and offering price per share ($56,317,951 ÷ 4,243,133 shares)A		$ 13.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($710,666,544 ÷ 52,311,383 shares)		$ 13.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 38,169,197

Expenses
Distribution and service plan fees	$ 5,416,402
Independent trustees' compensation	10,218
Total expenses before reductions	5,426,620
Expense reductions	(10,218)	5,416,402
Net investment income (loss)		32,752,795
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	64,466,195
Capital gain distributions from underlying funds	78,631,818
Total net realized gain (loss)		143,098,013
Change in net unrealized appreciation (depreciation) on underlying funds		(19,036,232)
Net gain (loss)		124,061,781
Net increase (decrease) in net assets resulting from operations		$ 156,814,576

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,752,795	$ 25,780,841
Net realized gain (loss)	143,098,013	91,896,523
Change in net unrealized appreciation (depreciation)	(19,036,232)	181,369,240
Net increase (decrease) in net assets resulting from operations	156,814,576	299,046,604
Distributions to shareholders from net investment income	(33,529,759)	(26,415,277)
Distributions to shareholders from net realized gain	(124,965,915)	(132,187,659)
Total distributions	(158,495,674)	(158,602,936)
Share transactions - net increase (decrease)	9,300,018	161,766,995
Total increase (decrease) in net assets	7,618,920	302,210,663

Net Assets
Beginning of period	2,386,088,684	2,083,878,021
End of period (including undistributed net investment income of $766,745 and undistributed net investment income of $1,543,708, respectively)	$ 2,393,707,604	$ 2,386,088,684

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 12.74	$ 11.80	$ 12.11	$ 10.65
Income from Investment Operations
Net investment income (loss) C	.19	.15	.18	.16	.14
Net realized and unrealized gain (loss)	.71	1.59	.97	(.13)	1.56
Total from investment operations	.90	1.74	1.15	.03	1.70
Distributions from net investment income	(.19)	(.15)	(.18)	(.15)	(.13)
Distributions from net realized gain	(.73)	(.79)	(.04)	(.19)	(.11)
Total distributions	(.93) G	(.94)	(.21) F	(.34)	(.24)
Net asset value, end of period	$ 13.51	$ 13.54	$ 12.74	$ 11.80	$ 12.11
Total ReturnA, B	6.81%	14.15%	9.89%	.47%	16.13%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.36%	1.13%	1.54%	1.39%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,313,452	$ 1,348,500	$ 1,258,797	$ 1,057,102	$ 906,896
Portfolio turnover rate D	25%	48%	25%	13%	30%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.036 per share.

G Total distributions of $.93 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.733 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.46	$ 12.68	$ 11.74	$ 12.05	$ 10.60
Income from Investment Operations
Net investment income (loss) C	.15	.11	.15	.13	.11
Net realized and unrealized gain (loss)	.71	1.58	.97	(.13)	1.55
Total from investment operations	.86	1.69	1.12	-	1.66
Distributions from net investment income	(.16)	(.12)	(.15)	(.12)	(.11)
Distributions from net realized gain	(.73)	(.79)	(.04)	(.19)	(.11)
Total distributions	(.90) H	(.91)	(.18) G	(.31)	(.21) F
Net asset value, end of period	$ 13.42	$ 13.46	$ 12.68	$ 11.74	$ 12.05
Total ReturnA, B	6.52%	13.81%	9.69%	.19%	15.84%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.11%	.88%	1.29%	1.14%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 303,711	$ 276,113	$ 216,701	$ 166,843	$ 169,442
Portfolio turnover rate D	25%	48%	25%	13%	30%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.21 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.105 per share.

G Total distributions of $.18 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.036 per share.

H Total distributions of $.90 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.733 per share.

Financial Highlights - Class B

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.37	$ 12.59	$ 11.67	$ 11.96	$ 10.52
Income from Investment Operations
Net investment income (loss) C	.08	.05	.09	.07	.05
Net realized and unrealized gain (loss)	.70	1.57	.95	(.12)	1.55
Total from investment operations	.78	1.62	1.04	(.05)	1.60
Distributions from net investment income	(.10)	(.06)	(.09)	(.07)	(.06)
Distributions from net realized gain	(.72)	(.78)	(.04)	(.17)	(.10)
Total distributions	(.81) G	(.84)	(.12) F	(.24)	(.16)
Net asset value, end of period	$ 13.34	$ 13.37	$ 12.59	$ 11.67	$ 11.96
Total ReturnA, B	6.00%	13.32%	9.02%	(.23)%	15.28%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	.38%	.79%	.64%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,560	$ 14,454	$ 17,884	$ 22,013	$ 28,360
Portfolio turnover rate D	25%	48%	25%	13%	30%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.12 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.036 per share.

G Total distributions of $.81 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.718 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 12.56	$ 11.65	$ 11.96	$ 10.52
Income from Investment Operations
Net investment income (loss) C	.08	.05	.09	.07	.06
Net realized and unrealized gain (loss)	.70	1.56	.95	(.13)	1.54
Total from investment operations	.78	1.61	1.04	(.06)	1.60
Distributions from net investment income	(.11)	(.07)	(.10)	(.08)	(.06)
Distributions from net realized gain	(.72)	(.78)	(.04)	(.18)	(.10)
Total distributions	(.83)	(.85)	(.13) G	(.25) F	(.16)
Net asset value, end of period	$ 13.27	$ 13.32	$ 12.56	$ 11.65	$ 11.96
Total ReturnA, B	6.01%	13.27%	9.04%	(.29)%	15.33%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.61%	.38%	.79%	.64%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,318	$ 51,931	$ 43,447	$ 38,614	$ 36,389
Portfolio turnover rate D	25%	48%	25%	13%	30%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.176 per share.

G Total distributions of $.13 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.036 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 12.80	$ 11.86	$ 12.17	$ 10.69
Income from Investment Operations
Net investment income (loss) B	.22	.18	.21	.19	.17
Net realized and unrealized gain (loss)	.72	1.60	.97	(.14)	1.57
Total from investment operations	.94	1.78	1.18	.05	1.74
Distributions from net investment income	(.23)	(.18)	(.20)	(.17)	(.16)
Distributions from net realized gain	(.73)	(.79)	(.04)	(.19)	(.11)
Total distributions	(.96)	(.97)	(.24)	(.36)	(.26) F
Net asset value, end of period	$ 13.59	$ 13.61	$ 12.80	$ 11.86	$ 12.17
Total ReturnA	7.11%	14.44%	10.10%	.71%	16.51%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.61%	1.38%	1.79%	1.64%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 710,667	$ 695,092	$ 547,049	$ 360,580	$ 218,092
Portfolio turnover rate C	25%	48%	25%	13%	30%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.26 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.8	6.2
Fidelity Advisor Series Equity-Income Fund	11.5	11.7
Fidelity Advisor Series Growth & Income Fund	7.9	8.1
Fidelity Advisor Series Growth Opportunities Fund	6.0	5.6
Fidelity Advisor Series Opportunistic Insights Fund	5.3	5.4
Fidelity Advisor Series Small Cap Fund	3.3	3.1
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.7	7.7
Fidelity Series 100 Index Fund	3.4	3.5
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.7	7.8
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	4.0	3.7
	65.5	65.9
International Equity Funds
Fidelity Series Emerging Markets Fund	7.7	6.6
Fidelity Series International Growth Fund	9.0	9.1
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	9.1
	27.6	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.3	4.4
Fidelity Series Investment Grade Bond Fund	0.6	0.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.5	6.6
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.5	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.9	0.5
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	0.2
	1.4	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.5%
International Equity Funds	27.6%
Bond Funds	5.5%
Short-Term Funds	1.4%

Six months ago
Domestic Equity Funds**	65.9%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	11,993,169	$ 131,565,060
Fidelity Advisor Series Equity-Income Fund (c)	20,472,631	259,592,965
Fidelity Advisor Series Growth & Income Fund (c)	13,221,408	179,678,929
Fidelity Advisor Series Growth Opportunities Fund (c)	11,476,402	135,077,253
Fidelity Advisor Series Opportunistic Insights Fund (c)	7,779,613	121,206,364
Fidelity Advisor Series Small Cap Fund (c)	6,412,810	74,645,104
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	13,256,003	174,448,993
Fidelity Series 100 Index Fund (c)	5,842,903	77,652,185
Fidelity Series 1000 Value Index Fund (c)	2,585,517	28,957,796
Fidelity Series All-Sector Equity Fund (c)	12,381,821	175,326,589
Fidelity Series Commodity Strategy Fund (a)(c)	2,817,357	17,242,225
Fidelity Series Real Estate Equity Fund (c)	1,202,869	18,055,060
Fidelity Series Small Cap Opportunities Fund (c)	6,606,691	90,445,593
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,253,007,868)		1,483,894,116
International Equity Funds - 27.6%

Fidelity Series Emerging Markets Fund (c)	10,203,125	173,453,127
Fidelity Series International Growth Fund (c)	14,219,496	204,618,540
Fidelity Series International Small Cap Fund (c)	2,886,266	45,805,043
Fidelity Series International Value Fund (c)	19,908,155	201,669,613
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $542,854,615)		625,546,323
Bond Funds - 5.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,450,244	$ 14,081,870
Fidelity Series Floating Rate High Income Fund (c)	1,120,041	10,987,601
Fidelity Series High Income Fund (c)	7,733,923	75,792,449
Fidelity Series Investment Grade Bond Fund (c)	1,138,775	13,175,630
Fidelity Series Real Estate Income Fund (c)	963,592	10,898,223
TOTAL BOND FUNDS (Cost $126,138,783)		124,935,773
Short-Term Funds - 1.4%

Fidelity Advisor Series Short-Term Credit Fund (c)	967,552	9,685,199
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	20,743,058	20,743,058
TOTAL SHORT-TERM FUNDS (Cost $30,418,582)		30,428,257
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,952,419,848)		2,264,804,469
NET OTHER ASSETS (LIABILITIES) - 0.0%		(447,712)
NET ASSETS - 100%		$ 2,264,356,757
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 146,402,839	$ 27,629,107	$ 75,432	$ 131,565,060
Fidelity Advisor Equity Growth Fund Institutional Class	138,961,629	1,534,552	142,892,369	-	-
Fidelity Advisor Series Equity-Income Fund	261,630,767	42,187,609	47,486,352	5,661,393	259,592,965
Fidelity Advisor Series Growth & Income Fund	178,845,619	24,356,650	30,003,339	3,100,482	179,678,929
Fidelity Advisor Series Growth Opportunities Fund	121,857,798	2,714,326	1,985,252	181,058	135,077,253
Fidelity Advisor Series Opportunistic Insights Fund	105,843,986	23,779,932	20,900,963	-	121,206,364
Fidelity Advisor Series Short-Term Credit Fund	-	9,675,524	-	-	9,685,199
Fidelity Advisor Series Small Cap Fund	67,823,649	12,266,118	12,504,598	122,925	74,645,104
Fidelity Advisor Series Stock Selector Large Cap Value Fund	172,735,870	27,977,740	33,223,570	2,314,532	174,448,993
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Short Fixed-Income Fund Institutional Class	$ -	$ 10,240,847	$ 10,255,844	$ 38,797	$ -
Fidelity Institutional Money Market Portfolio Institutional Class	-	24,594,209	3,851,152	12,068	20,743,058
Fidelity Series 100 Index Fund	71,810,712	11,898,017	12,627,326	1,568,843	77,652,185
Fidelity Series 1000 Value Index Fund	28,965,437	3,685,716	5,083,137	606,328	28,957,796
Fidelity Series All-Sector Equity Fund	176,328,497	33,208,409	35,425,890	1,568,778	175,326,589
Fidelity Series Commodity Strategy Fund	21,731,866	4,873,780	2,701,170	-	17,242,225
Fidelity Series Emerging Markets Debt Fund	15,630,303	2,062,978	2,949,773	832,409	14,081,870
Fidelity Series Emerging Markets Fund	129,991,691	61,683,184	15,093,430	1,304,058	173,453,127
Fidelity Series Floating Rate High Income Fund	15,306,495	1,665,454	5,258,980	549,502	10,987,601
Fidelity Series High Income Fund	152,152,524	13,192,789	81,617,501	5,432,714	75,792,449
Fidelity Series International Growth Fund	216,516,370	20,149,519	35,358,618	2,636,187	204,618,540
Fidelity Series International Small Cap Fund	48,849,717	4,560,766	6,640,359	402,862	45,805,043
Fidelity Series International Value Fund	217,831,731	33,445,572	31,571,866	7,900,227	201,669,613
Fidelity Series Investment Grade Bond Fund	35,619,081	6,900,436	29,901,114	549,523	13,175,630
Fidelity Series Real Estate Equity Fund	17,742,353	2,810,624	5,314,764	322,804	18,055,060
Fidelity Series Real Estate Income Fund	10,957,496	1,747,890	1,850,727	566,239	10,898,223
Fidelity Series Small Cap Opportunities Fund	85,786,605	17,526,694	13,990,247	278,199	90,445,593
Total	$ 2,292,920,196	$ 545,142,174	$ 616,117,448	$ 36,025,360	$ 2,264,804,469
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,952,419,848) - See accompanying schedule		$ 2,264,804,469
Cash		6
Receivable for investments sold		6,613,952
Receivable for fund shares sold		2,307,366
Dividends receivable		7,438
Total assets		2,273,733,231

Liabilities
Payable for investments purchased	$ 3,023,221
Payable for fund shares redeemed	5,898,290
Distribution and service plan fees payable	454,963
Total liabilities		9,376,474

Net Assets		$ 2,264,356,757
Net Assets consist of:
Paid in capital		$ 1,902,143,942
Undistributed net investment income		703,123
Accumulated undistributed net realized gain (loss) on investments		49,125,071
Net unrealized appreciation (depreciation) on investments		312,384,621
Net Assets		$ 2,264,356,757

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,154,277,456 ÷ 79,636,174 shares)		$ 14.49

Maximum offering price per share (100/94.25 of $14.49)		$ 15.37
Class T: Net Asset Value and redemption price per share ($333,069,051 ÷ 23,043,391 shares)		$ 14.45

Maximum offering price per share (100/96.50 of $14.45)		$ 14.97
Class B: Net Asset Value and offering price per share ($11,601,915 ÷ 808,245 shares)A		$ 14.35

Class C: Net Asset Value and offering price per share ($77,130,321 ÷ 5,406,893 shares)A		$ 14.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($688,278,014 ÷ 47,224,588 shares)		$ 14.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 36,025,360

Expenses
Distribution and service plan fees	$ 5,504,171
Independent trustees' compensation	9,771
Total expenses before reductions	5,513,942
Expense reductions	(9,771)	5,504,171
Net investment income (loss)		30,521,189
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	60,426,551
Capital gain distributions from underlying funds	75,358,922
Total net realized gain (loss)		135,785,473
Change in net unrealized appreciation (depreciation) on underlying funds		(17,567,018)
Net gain (loss)		118,218,455
Net increase (decrease) in net assets resulting from operations		$ 148,739,644

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,521,189	$ 23,939,321
Net realized gain (loss)	135,785,473	86,510,906
Change in net unrealized appreciation (depreciation)	(17,567,018)	183,007,985
Net increase (decrease) in net assets resulting from operations	148,739,644	293,458,212
Distributions to shareholders from net investment income	(31,124,677)	(24,578,250)
Distributions to shareholders from net realized gain	(116,446,633)	(126,026,952)
Total distributions	(147,571,310)	(150,605,202)
Share transactions - net increase (decrease)	(29,267,178)	131,257,777
Total increase (decrease) in net assets	(28,098,844)	274,110,787

Net Assets
Beginning of period	2,292,455,601	2,018,344,814
End of period (including undistributed net investment income of $703,123 and undistributed net investment income of $1,306,611, respectively)	$ 2,264,356,757	$ 2,292,455,601

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.51	$ 13.61	$ 12.60	$ 12.95	$ 11.37
Income from Investment Operations
Net investment income (loss) C	.20	.15	.19	.17	.15
Net realized and unrealized gain (loss)	.76	1.74	1.05	(.15)	1.69
Total from investment operations	.96	1.89	1.24	.02	1.84
Distributions from net investment income	(.21)	(.16)	(.19)	(.16)	(.15)
Distributions from net realized gain	(.77)	(.83)	(.04)	(.21)	(.11)
Total distributions	(.98)	(.99)	(.23)	(.37)	(.26)
Net asset value, end of period	$ 14.49	$ 14.51	$ 13.61	$ 12.60	$ 12.95
Total ReturnA, B	6.76%	14.37%	9.94%	.38%	16.38%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.35%	1.10%	1.53%	1.38%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,154,277	$ 1,195,641	$ 1,133,722	$ 967,348	$ 865,008
Portfolio turnover rate D	24%	47%	26%	14%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.47	$ 13.58	$ 12.57	$ 12.92	$ 11.34
Income from Investment Operations
Net investment income (loss) C	.16	.12	.16	.14	.12
Net realized and unrealized gain (loss)	.76	1.73	1.04	(.16)	1.68
Total from investment operations	.92	1.85	1.20	(.02)	1.80
Distributions from net investment income	(.17)	(.13)	(.16)	(.13)	(.11)
Distributions from net realized gain	(.77)	(.83)	(.04)	(.21)	(.11)
Total distributions	(.94)	(.96)	(.19) G	(.33) F	(.22)
Net asset value, end of period	$ 14.45	$ 14.47	$ 13.58	$ 12.57	$ 12.92
Total ReturnA, B	6.51%	14.06%	9.69%	.12%	16.06%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.10%	.85%	1.28%	1.13%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 333,069	$ 341,608	$ 288,886	$ 262,944	$ 276,335
Portfolio turnover rate D	24%	47%	26%	14%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.33 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.207 per share.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.037 per share.

Financial Highlights - Class B

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.36	$ 13.48	$ 12.48	$ 12.82	$ 11.26
Income from Investment Operations
Net investment income (loss) C	.09	.05	.10	.08	.06
Net realized and unrealized gain (loss)	.75	1.71	1.03	(.15)	1.66
Total from investment operations	.84	1.76	1.13	(.07)	1.72
Distributions from net investment income	(.10)	(.06)	(.09)	(.07)	(.06)
Distributions from net realized gain	(.75)	(.82)	(.04)	(.20)	(.10)
Total distributions	(.85)	(.88)	(.13)	(.27)	(.16)
Net asset value, end of period	$ 14.35	$ 14.36	$ 13.48	$ 12.48	$ 12.82
Total ReturnA, B	5.97%	13.49%	9.14%	(.36)%	15.43%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.60%	.35%	.78%	.63%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,602	$ 18,270	$ 24,481	$ 31,574	$ 41,935
Portfolio turnover rate D	24%	47%	26%	14%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.30	$ 13.43	$ 12.45	$ 12.80	$ 11.25
Income from Investment Operations
Net investment income (loss) C	.09	.05	.10	.08	.06
Net realized and unrealized gain (loss)	.75	1.71	1.02	(.15)	1.66
Total from investment operations	.84	1.76	1.12	(.07)	1.72
Distributions from net investment income	(.12)	(.07)	(.11)	(.08)	(.07)
Distributions from net realized gain	(.75)	(.82)	(.04)	(.20)	(.10)
Total distributions	(.87)	(.89)	(.14) F	(.28)	(.17)
Net asset value, end of period	$ 14.27	$ 14.30	$ 13.43	$ 12.45	$ 12.80
Total ReturnA, B	6.01%	13.57%	9.09%	(.35)%	15.39%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.60%	.35%	.78%	.63%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,130	$ 72,247	$ 62,893	$ 56,910	$ 58,416
Portfolio turnover rate D	24%	47%	26%	14%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.037 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 14.59	$ 13.67	$ 12.65	$ 13.00	$ 11.42
Income from Investment Operations
Net investment income (loss) B	.23	.19	.23	.20	.18
Net realized and unrealized gain (loss)	.76	1.75	1.05	(.16)	1.69
Total from investment operations	.99	1.94	1.28	.04	1.87
Distributions from net investment income	(.24)	(.19)	(.22)	(.19)	(.18)
Distributions from net realized gain	(.77)	(.83)	(.04)	(.21)	(.11)
Total distributions	(1.01)	(1.02)	(.26)	(.39) F	(.29)
Net asset value, end of period	$ 14.57	$ 14.59	$ 13.67	$ 12.65	$ 13.00
Total ReturnA	6.99%	14.73%	10.24%	.61%	16.57%
Ratios to Average Net Assets C, D
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.60%	1.35%	1.78%	1.63%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 688,278	$ 664,689	$ 508,363	$ 352,751	$ 229,228
Portfolio turnover rate C	24%	47%	26%	14%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

E Amount represents less than .01%.

F Total distributions of $.39 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.207 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.8	6.4
Fidelity Advisor Series Equity-Income Fund	11.6	11.7
Fidelity Advisor Series Growth & Income Fund	8.0	8.3
Fidelity Advisor Series Growth Opportunities Fund	5.6	5.6
Fidelity Advisor Series Opportunistic Insights Fund	5.4	5.3
Fidelity Advisor Series Small Cap Fund	3.3	3.0
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.7
Fidelity Series 100 Index Fund	3.5	3.4
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.7	7.8
Fidelity Series Commodity Strategy Fund	0.7	1.0
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	4.0	3.6
	65.5	65.9
International Equity Funds
Fidelity Series Emerging Markets Fund	7.7	6.6
Fidelity Series International Growth Fund	9.0	9.1
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	9.1
	27.6	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.3	4.4
Fidelity Series Investment Grade Bond Fund	0.6	0.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.5	6.6
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.5	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.9	0.5
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	0.2
	1.4	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.5%
International Equity Funds	27.6%
Bond Funds	5.5%
Short-Term Funds	1.4%

Six months ago
Domestic Equity Funds**	65.9%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	6,375,927	$ 69,943,920
Fidelity Advisor Series Equity-Income Fund (c)	11,019,123	139,722,476
Fidelity Advisor Series Growth & Income Fund (c)	7,062,416	95,978,233
Fidelity Advisor Series Growth Opportunities Fund (c)	5,765,988	67,865,683
Fidelity Advisor Series Opportunistic Insights Fund (c)	4,139,712	64,496,720
Fidelity Advisor Series Small Cap Fund (c)	3,408,932	39,679,968
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	7,111,531	93,587,750
Fidelity Series 100 Index Fund (c)	3,135,820	41,675,050
Fidelity Series 1000 Value Index Fund (c)	1,376,020	15,411,426
Fidelity Series All-Sector Equity Fund (c)	6,580,568	93,180,847
Fidelity Series Commodity Strategy Fund (a)(c)	1,484,847	9,087,266
Fidelity Series Real Estate Equity Fund (c)	640,228	9,609,815
Fidelity Series Small Cap Opportunities Fund (c)	3,517,304	48,151,887
TOTAL DOMESTIC EQUITY FUNDS (Cost $669,179,874)		788,391,041
International Equity Funds - 27.6%

Fidelity Series Emerging Markets Fund (c)	5,428,644	92,286,951
Fidelity Series International Growth Fund (c)	7,547,034	108,601,819
Fidelity Series International Small Cap Fund (c)	1,538,777	24,420,397
Fidelity Series International Value Fund (c)	10,570,454	107,078,702
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $294,359,969)		332,387,869
Bond Funds - 5.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	770,495	$ 7,481,511
Fidelity Series Floating Rate High Income Fund (c)	594,960	5,836,560
Fidelity Series High Income Fund (c)	4,120,752	40,383,368
Fidelity Series Investment Grade Bond Fund (c)	604,926	6,998,992
Fidelity Series Real Estate Income Fund (c)	509,629	5,763,900
TOTAL BOND FUNDS (Cost $66,727,740)		66,464,331
Short-Term Funds - 1.4%

Fidelity Advisor Series Short-Term Credit Fund (c)	513,116	5,136,286
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	11,028,897	11,028,897
TOTAL SHORT-TERM FUNDS (Cost $16,160,053)		16,165,183
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,046,427,636)		1,203,408,424
NET OTHER ASSETS (LIABILITIES) - 0.0%		(211,972)
NET ASSETS - 100%		$ 1,203,196,452
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 77,097,883	$ 13,825,887	$ 40,782	$ 69,943,920
Fidelity Advisor Equity Growth Fund Institutional Class	70,088,664	1,541,143	72,839,951	-	-
Fidelity Advisor Series Equity-Income Fund	126,915,534	32,061,799	20,488,747	2,846,176	139,722,476
Fidelity Advisor Series Growth & Income Fund	95,794,060	15,587,977	18,854,939	1,645,424	95,978,233
Fidelity Advisor Series Growth Opportunities Fund	61,851,647	2,607,426	2,862,268	92,311	67,865,683
Fidelity Advisor Series Opportunistic Insights Fund	51,228,659	17,286,221	10,375,132	-	64,496,720
Fidelity Advisor Series Short-Term Credit Fund	-	5,131,156	-	-	5,136,286
Fidelity Advisor Series Small Cap Fund	34,292,434	7,852,614	6,130,061	62,580	39,679,968
Fidelity Advisor Series Stock Selector Large Cap Value Fund	85,373,705	20,436,147	15,447,898	1,213,950	93,587,750
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	5,353,294	5,361,326	20,249	-
Fidelity Institutional Money Market Portfolio Institutional Class 0.14%	-	13,218,857	2,189,961	6,359	11,028,897
Fidelity Series 100 Index Fund	35,825,775	8,479,660	5,914,374	808,278	41,675,050
Fidelity Series 1000 Value Index Fund	14,436,807	2,797,082	2,506,663	316,869	15,411,426
Fidelity Series All-Sector Equity Fund	84,120,484	25,038,003	16,251,363	819,228	93,180,847
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 10,671,834	$ 3,207,256	$ 1,367,857	$ -	$ 9,087,266
Fidelity Series Emerging Markets Debt Fund	7,793,362	1,313,111	1,271,205	426,277	7,481,511
Fidelity Series Emerging Markets Fund	64,558,566	36,253,761	7,148,741	631,103	92,286,951
Fidelity Series Floating Rate High Income Fund	3,963,047	4,002,858	1,772,007	220,511	5,836,560
Fidelity Series High Income Fund	75,794,389	8,896,863	40,267,934	2,967,166	40,383,368
Fidelity Series International Growth Fund	107,806,317	15,748,825	16,688,063	1,358,562	108,601,819
Fidelity Series International Small Cap Fund	24,563,196	3,690,793	3,386,376	207,755	24,420,397
Fidelity Series International Value Fund	108,651,909	23,761,502	16,234,855	4,131,080	107,078,702
Fidelity Series Investment Grade Bond Fund	21,365,314	4,929,398	19,621,251	318,288	6,998,992
Fidelity Series Real Estate Equity Fund	9,386,219	2,116,059	3,357,892	167,397	9,609,815
Fidelity Series Real Estate Income Fund	5,456,690	1,161,930	875,549	290,511	5,763,900
Fidelity Series Small Cap Opportunities Fund	42,410,988	11,843,692	6,867,466	141,741	48,151,887
Total	$ 1,142,349,600	$ 351,415,310	$ 311,907,766	$ 18,732,597	$ 1,203,408,424
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,046,427,636) - See accompanying schedule		$ 1,203,408,424
Cash		7
Receivable for investments sold		2,567,074
Receivable for fund shares sold		1,965,156
Dividends receivable		3,936
Total assets		1,207,944,597

Liabilities
Payable for investments purchased	$ 1,992,176
Payable for fund shares redeemed	2,540,665
Distribution and service plan fees payable	215,304
Total liabilities		4,748,145

Net Assets		$ 1,203,196,452
Net Assets consist of:
Paid in capital		$ 1,022,324,522
Undistributed net investment income		433,105
Accumulated undistributed net realized gain (loss) on investments		23,458,037
Net unrealized appreciation (depreciation) on investments		156,980,788
Net Assets		$ 1,203,196,452

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($623,734,339 ÷ 55,930,742 shares)		$ 11.15

Maximum offering price per share (100/94.25 of $11.15)		$ 11.83
Class T: Net Asset Value and redemption price per share ($153,676,595 ÷ 13,851,987 shares)		$ 11.09

Maximum offering price per share (100/96.50 of $11.09)		$ 11.49
Class B: Net Asset Value and offering price per share ($2,625,406 ÷ 236,957 shares)A		$ 11.08

Class C: Net Asset Value and offering price per share ($22,492,738 ÷ 2,042,562 shares)A		$ 11.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($400,667,374 ÷ 35,743,481 shares)		$ 11.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 18,732,597

Expenses
Distribution and service plan fees	$ 2,471,253
Independent trustees' compensation	4,960
Total expenses before reductions	2,476,213
Expense reductions	(4,960)	2,471,253
Net investment income (loss)		16,261,344
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	28,902,426
Capital gain distributions from underlying funds	38,950,117
Total net realized gain (loss)		67,852,543
Change in net unrealized appreciation (depreciation) on underlying funds		(7,351,157)
Net gain (loss)		60,501,386
Net increase (decrease) in net assets resulting from operations		$ 76,762,730

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,261,344	$ 11,877,674
Net realized gain (loss)	67,852,543	63,426,028
Change in net unrealized appreciation (depreciation)	(7,351,157)	67,677,843
Net increase (decrease) in net assets resulting from operations	76,762,730	142,981,545
Distributions to shareholders from net investment income	(16,594,027)	(12,078,309)
Distributions to shareholders from net realized gain	(74,448,284)	(50,000,600)
Total distributions	(91,042,311)	(62,078,909)
Share transactions - net increase (decrease)	75,324,410	154,026,864
Total increase (decrease) in net assets	61,044,829	234,929,500

Net Assets
Beginning of period	1,142,151,623	907,222,123
End of period (including undistributed net investment income of $433,105 and undistributed net investment income of $765,788, respectively)	$ 1,203,196,452	$ 1,142,151,623

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 10.46	$ 9.79	$ 10.08	$ 8.82
Income from Investment Operations
Net investment income (loss) C	.15	.12	.16	.13	.12
Net realized and unrealized gain (loss)	.59	1.39	.81	(.14)	1.33
Total from investment operations	.74	1.51	.97	(.01)	1.45
Distributions from net investment income	(.16)	(.12)	(.15)	(.12)	(.11)
Distributions from net realized gain	(.74)	(.54)	(.15)	(.16)	(.08)
Total distributions	(.90)	(.66)	(.30)	(.28)	(.19)
Net asset value, end of period	$ 11.15	$ 11.31	$ 10.46	$ 9.79	$ 10.08
Total ReturnA, B	6.80%	14.74%	10.21%	.12%	16.67%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.37%	1.12%	1.59%	1.41%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 623,734	$ 612,735	$ 527,525	$ 403,850	$ 320,731
Portfolio turnover rate D	27%	46%	25%	11%	32%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.26	$ 10.42	$ 9.75	$ 10.04	$ 8.79
Income from Investment Operations
Net investment income (loss) C	.13	.09	.13	.11	.10
Net realized and unrealized gain (loss)	.57	1.39	.82	(.15)	1.32
Total from investment operations	.70	1.48	.95	(.04)	1.42
Distributions from net investment income	(.13)	(.10)	(.12)	(.10)	(.09)
Distributions from net realized gain	(.74)	(.54)	(.15)	(.16)	(.08)
Total distributions	(.87)	(.64)	(.28) G	(.25) F	(.17)
Net asset value, end of period	$ 11.09	$ 11.26	$ 10.42	$ 9.75	$ 10.04
Total ReturnA, B	6.50%	14.45%	10.02%	(.15)%	16.36%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.12%	.87%	1.34%	1.16%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 153,677	$ 128,619	$ 92,998	$ 62,438	$ 60,268
Portfolio turnover rate D	27%	46%	25%	11%	32%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.155 per share.

G Total distributions of $.28 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.153 per share.

Financial Highlights - Class B

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.39	$ 9.73	$ 10.01	$ 8.77
Income from Investment Operations
Net investment income (loss) C	.07	.04	.08	.06	.05
Net realized and unrealized gain (loss)	.58	1.38	.81	(.14)	1.32
Total from investment operations	.65	1.42	.89	(.08)	1.37
Distributions from net investment income	(.08)	(.05)	(.08)	(.05)	(.05)
Distributions from net realized gain	(.73)	(.53)	(.15)	(.15)	(.08)
Total distributions	(.80) F	(.58)	(.23)	(.20)	(.13)
Net asset value, end of period	$ 11.08	$ 11.23	$ 10.39	$ 9.73	$ 10.01
Total ReturnA, B	6.04%	13.93%	9.40%	(.62)%	15.71%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	.37%	.84%	.66%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,625	$ 3,565	$ 3,651	$ 3,786	$ 4,612
Portfolio turnover rate D	27%	46%	25%	11%	32%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.80 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.725 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 10.36	$ 9.71	$ 10.00	$ 8.76
Income from Investment Operations
Net investment income (loss) C	.07	.04	.08	.06	.05
Net realized and unrealized gain (loss)	.57	1.38	.81	(.14)	1.32
Total from investment operations	.64	1.42	.89	(.08)	1.37
Distributions from net investment income	(.09)	(.06)	(.09)	(.06)	(.06)
Distributions from net realized gain	(.73)	(.53)	(.15)	(.15)	(.08)
Total distributions	(.82)	(.59)	(.24)	(.21)	(.13) F
Net asset value, end of period	$ 11.01	$ 11.19	$ 10.36	$ 9.71	$ 10.00
Total ReturnA, B	5.95%	13.95%	9.42%	(.62)%	15.80%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	.37%	.84%	.66%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,493	$ 18,457	$ 13,415	$ 9,926	$ 8,753
Portfolio turnover rate D	27%	46%	25%	11%	32%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.13 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.076 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 10.50	$ 9.83	$ 10.11	$ 8.85
Income from Investment Operations
Net investment income (loss) B	.18	.15	.18	.16	.15
Net realized and unrealized gain (loss)	.59	1.41	.81	(.14)	1.32
Total from investment operations	.77	1.56	.99	.02	1.47
Distributions from net investment income	(.19)	(.15)	(.17)	(.14)	(.13)
Distributions from net realized gain	(.74)	(.54)	(.15)	(.16)	(.08)
Total distributions	(.93)	(.69)	(.32)	(.30)	(.21)
Net asset value, end of period	$ 11.21	$ 11.37	$ 10.50	$ 9.83	$ 10.11
Total ReturnA	7.03%	15.14%	10.43%	.45%	16.86%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.62%	1.37%	1.84%	1.66%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 400,667	$ 378,776	$ 269,633	$ 162,772	$ 83,240
Portfolio turnover rate C	27%	46%	25%	11%	32%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.8	6.4
Fidelity Advisor Series Equity-Income Fund	11.6	11.7
Fidelity Advisor Series Growth & Income Fund	8.0	8.3
Fidelity Advisor Series Growth Opportunities Fund	5.6	5.6
Fidelity Advisor Series Opportunistic Insights Fund	5.3	5.3
Fidelity Advisor Series Small Cap Fund	3.3	3.1
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.7
Fidelity Series 100 Index Fund	3.5	3.4
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.7	7.8
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	4.0	3.6
	65.5	66.0
International Equity Funds
Fidelity Series Emerging Markets Fund	7.7	6.6
Fidelity Series International Growth Fund	9.0	9.1
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	9.0
	27.6	26.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.7
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.3	4.4
Fidelity Series Investment Grade Bond Fund	0.6	0.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.5	6.6
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.5	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.9	0.5
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	0.2
	1.4	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.5%
International Equity Funds	27.6%
Bond Funds	5.5%
Short-Term Funds	1.4%

Six months ago
Domestic Equity Funds**	66.0%
International Equity Funds	26.7%
Bond Funds	6.6%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	4,648,356	$ 50,992,463
Fidelity Advisor Series Equity-Income Fund (c)	7,998,593	101,422,163
Fidelity Advisor Series Growth & Income Fund (c)	5,140,430	69,858,447
Fidelity Advisor Series Growth Opportunities Fund (c)	4,124,092	48,540,568
Fidelity Advisor Series Opportunistic Insights Fund (c)	2,997,901	46,707,300
Fidelity Advisor Series Small Cap Fund (c)	2,474,254	28,800,321
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	5,164,247	67,961,494
Fidelity Series 100 Index Fund (c)	2,297,571	30,534,724
Fidelity Series 1000 Value Index Fund (c)	1,007,151	11,280,092
Fidelity Series All-Sector Equity Fund (c)	4,776,290	67,632,263
Fidelity Series Commodity Strategy Fund (a)(c)	1,073,125	6,567,526
Fidelity Series Real Estate Equity Fund (c)	464,623	6,973,997
Fidelity Series Small Cap Opportunities Fund (c)	2,545,256	34,844,552
TOTAL DOMESTIC EQUITY FUNDS (Cost $483,214,928)		572,115,910
International Equity Funds - 27.6%

Fidelity Series Emerging Markets Fund (c)	3,940,749	66,992,725
Fidelity Series International Growth Fund (c)	5,490,728	79,011,570
Fidelity Series International Small Cap Fund (c)	1,096,184	17,396,443
Fidelity Series International Value Fund (c)	7,685,435	77,853,453
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $212,090,069)		241,254,191
Bond Funds - 5.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	558,957	$ 5,427,471
Fidelity Series Floating Rate High Income Fund (c)	431,720	4,235,176
Fidelity Series High Income Fund (c)	2,992,336	29,324,894
Fidelity Series Investment Grade Bond Fund (c)	438,868	5,077,706
Fidelity Series Real Estate Income Fund (c)	368,399	4,166,597
TOTAL BOND FUNDS (Cost $48,590,870)		48,231,844
Short-Term Funds - 1.4%

Fidelity Advisor Series Short-Term Credit Fund (c)	371,890	3,722,619
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	8,001,549	8,001,549
TOTAL SHORT-TERM FUNDS (Cost $11,720,449)		11,724,168
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $755,616,316)	873,326,113
NET OTHER ASSETS (LIABILITIES) - 0.0%	(160,852)
NET ASSETS - 100%	$ 873,165,261
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 57,283,933	$ 11,140,774	$ 29,678	$ 50,992,463
Fidelity Advisor Equity Growth Fund Institutional Class	51,067,793	1,376,760	53,330,328	-	-
Fidelity Advisor Series Equity-Income Fund	92,017,234	26,257,185	17,737,891	2,062,684	101,422,163
Fidelity Advisor Series Growth & Income Fund	69,043,002	13,489,208	15,147,354	1,189,672	69,858,447
Fidelity Advisor Series Growth Opportunities Fund	44,570,967	1,848,707	2,391,479	66,640	48,540,568
Fidelity Advisor Series Opportunistic Insights Fund	36,968,854	13,925,077	8,774,576	-	46,707,300
Fidelity Advisor Series Short-Term Credit Fund	-	3,718,900	-	-	3,722,619
Fidelity Advisor Series Small Cap Fund	24,868,661	6,366,645	5,089,468	45,487	28,800,321
Fidelity Advisor Series Stock Selector Large Cap Value Fund	61,634,290	17,064,726	13,061,111	881,501	67,961,494
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	3,923,655	3,929,688	14,644	-
Fidelity Institutional Money Market Portfolio Institutional Class	-	9,948,946	1,947,397	4,635	8,001,549
Fidelity Series 100 Index Fund	25,916,855	7,323,255	5,076,147	587,100	30,534,724
Fidelity Series 1000 Value Index Fund	10,451,384	2,526,946	2,192,950	230,151	11,280,092
Fidelity Series All-Sector Equity Fund	60,641,247	20,474,261	13,641,598	594,999	67,632,263
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 7,707,162	$ 2,522,365	$ 1,198,003	$ -	$ 6,567,526
Fidelity Series Emerging Markets Debt Fund	5,634,570	1,117,324	1,070,594	306,494	5,427,471
Fidelity Series Emerging Markets Fund	46,752,364	27,321,128	6,103,643	459,558	66,992,725
Fidelity Series Floating Rate High Income Fund	780,777	4,904,129	1,199,746	128,991	4,235,176
Fidelity Series High Income Fund	54,792,146	7,063,595	29,609,249	2,135,528	29,324,894
Fidelity Series International Growth Fund	77,850,676	14,213,601	14,334,302	986,272	79,011,570
Fidelity Series International Small Cap Fund	17,948,594	2,755,252	2,965,182	150,534	17,396,443
Fidelity Series International Value Fund	78,466,476	19,752,063	13,683,925	2,999,184	77,853,453
Fidelity Series Investment Grade Bond Fund	17,488,007	4,188,347	16,864,464	247,154	5,077,706
Fidelity Series Real Estate Equity Fund	6,758,383	1,779,906	2,625,613	121,051	6,973,997
Fidelity Series Real Estate Income Fund	3,944,361	992,010	785,435	209,554	4,166,597
Fidelity Series Small Cap Opportunities Fund	30,650,952	9,600,754	5,986,759	102,789	34,844,552
Total	$ 825,954,755	$ 281,738,678	$ 249,887,676	$ 13,554,300	$ 873,326,113
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $755,616,316) - See accompanying schedule		$ 873,326,113
Receivable for investments sold		2,179,856
Receivable for fund shares sold		1,581,869
Dividends receivable		2,851
Total assets		877,090,689

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	1,204,358
Payable for fund shares redeemed	2,558,128
Distribution and service plan fees payable	162,940
Total liabilities		3,925,428

Net Assets		$ 873,165,261
Net Assets consist of:
Paid in capital		$ 738,632,062
Undistributed net investment income		298,542
Accumulated undistributed net realized gain (loss) on investments		16,524,860
Net unrealized appreciation (depreciation) on investments		117,709,797
Net Assets		$ 873,165,261

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($415,102,585 ÷ 37,515,493 shares)		$ 11.06

Maximum offering price per share (100/94.25 of $11.06)		$ 11.73
Class T: Net Asset Value and redemption price per share ($126,986,880 ÷ 11,521,316 shares)		$ 11.02

Maximum offering price per share (100/96.50 of $11.02)		$ 11.42
Class B: Net Asset Value and offering price per share ($3,407,149 ÷ 310,313 shares)A		$ 10.98

Class C: Net Asset Value and offering price per share ($24,651,848 ÷ 2,252,077 shares)A		$ 10.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($303,016,799 ÷ 27,235,024 shares)		$ 11.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 13,554,300

Expenses
Distribution and service plan fees	$ 1,877,614
Independent trustees' compensation	3,585
Total expenses before reductions	1,881,199
Expense reductions	(3,585)	1,877,614
Net investment income (loss)		11,676,686
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	20,871,429
Capital gain distributions from underlying funds	28,243,519
Total net realized gain (loss)		49,114,948
Change in net unrealized appreciation (depreciation) on underlying funds		(5,351,094)
Net gain (loss)		43,763,854
Net increase (decrease) in net assets resulting from operations		$ 55,440,540

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,676,686	$ 8,465,636
Net realized gain (loss)	49,114,948	48,136,687
Change in net unrealized appreciation (depreciation)	(5,351,094)	48,837,052
Net increase (decrease) in net assets resulting from operations	55,440,540	105,439,375
Distributions to shareholders from net investment income	(11,891,967)	(8,609,427)
Distributions to shareholders from net realized gain	(55,314,723)	(37,277,454)
Total distributions	(67,206,690)	(45,886,881)
Share transactions - net increase (decrease)	59,128,888	100,312,280
Total increase (decrease) in net assets	47,362,738	159,864,774

Net Assets
Beginning of period	825,802,523	665,937,749
End of period (including undistributed net investment income of $298,542 and undistributed net investment income of $513,822, respectively)	$ 873,165,261	$ 825,802,523

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.39	$ 9.61	$ 9.93	$ 8.66
Income from Investment Operations
Net investment income (loss) C	.15	.12	.15	.12	.11
Net realized and unrealized gain (loss)	.58	1.40	.82	(.17)	1.34
Total from investment operations	.73	1.52	.97	(.05)	1.45
Distributions from net investment income	(.16)	(.12)	(.14)	(.11)	(.11)
Distributions from net realized gain	(.76)	(.55)	(.05)	(.16)	(.08)
Total distributions	(.91) G	(.67)	(.19)	(.27)	(.18) F
Net asset value, end of period	$ 11.06	$ 11.24	$ 10.39	$ 9.61	$ 9.93
Total ReturnA, B	6.77%	14.91%	10.23%	(.22)%	16.99%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.37%	1.10%	1.56%	1.32%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 415,103	$ 401,589	$ 352,814	$ 280,478	$ 220,549
Portfolio turnover rate D	30%	47%	28%	12%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.18 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.079 per share.

G Total distributions of $.91 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.755 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.20	$ 10.36	$ 9.58	$ 9.90	$ 8.64
Income from Investment Operations
Net investment income (loss) C	.12	.09	.13	.10	.09
Net realized and unrealized gain (loss)	.58	1.39	.81	(.17)	1.33
Total from investment operations	.70	1.48	.94	(.07)	1.42
Distributions from net investment income	(.13)	(.10)	(.12)	(.09)	(.09)
Distributions from net realized gain	(.76)	(.55)	(.05)	(.16)	(.08)
Total distributions	(.88) I	(.64) H	(.16) G	(.25)	(.16) F
Net asset value, end of period	$ 11.02	$ 11.20	$ 10.36	$ 9.58	$ 9.90
Total ReturnA, B	6.54%	14.61%	9.99%	(.48)%	16.66%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.12%	.85%	1.31%	1.07%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,987	$ 115,391	$ 89,196	$ 64,512	$ 61,195
Portfolio turnover rate D	30%	47%	28%	12%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.16 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.079 per share.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.046 per share.

H Total distributions of $.64 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.546 per share.

I Total distributions of $.88 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.755 per share.

Financial Highlights - Class B

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.15	$ 10.31	$ 9.54	$ 9.86	$ 8.60
Income from Investment Operations
Net investment income (loss) C	.07	.04	.08	.05	.04
Net realized and unrealized gain (loss)	.57	1.38	.81	(.17)	1.34
Total from investment operations	.64	1.42	.89	(.12)	1.38
Distributions from net investment income	(.07)	(.05)	(.08)	(.05)	(.05)
Distributions from net realized gain	(.74)	(.54)	(.05)	(.15)	(.07)
Total distributions	(.81)	(.58) G	(.12) F	(.20)	(.12)
Net asset value, end of period	$ 10.98	$ 11.15	$ 10.31	$ 9.54	$ 9.86
Total ReturnA, B	5.99%	14.06%	9.47%	(1.06)%	16.16%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.35%	.81%	.57%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,407	$ 5,038	$ 5,532	$ 5,643	$ 6,704
Portfolio turnover rate D	30%	47%	28%	12%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.12 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.046 per share.

G Total distributions of $.58 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.536 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 10.31	$ 9.54	$ 9.87	$ 8.61
Income from Investment Operations
Net investment income (loss) C	.07	.04	.08	.05	.04
Net realized and unrealized gain (loss)	.57	1.38	.82	(.18)	1.34
Total from investment operations	.64	1.42	.90	(.13)	1.38
Distributions from net investment income	(.09)	(.06)	(.08)	(.05)	(.05)
Distributions from net realized gain	(.74)	(.54)	(.05)	(.15)	(.07)
Total distributions	(.83)	(.59) F	(.13)	(.20)	(.12)
Net asset value, end of period	$ 10.95	$ 11.14	$ 10.31	$ 9.54	$ 9.87
Total ReturnA, B	6.01%	14.06%	9.53%	(1.08)%	16.16%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.63%	.35%	.81%	.57%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,652	$ 21,190	$ 16,188	$ 13,344	$ 12,014
Portfolio turnover rate D	30%	47%	28%	12%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.59 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.536 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.30	$ 10.44	$ 9.65	$ 9.97	$ 8.70
Income from Investment Operations
Net investment income (loss) B	.18	.15	.18	.15	.13
Net realized and unrealized gain (loss)	.59	1.40	.82	(.18)	1.34
Total from investment operations	.77	1.55	1.00	(.03)	1.47
Distributions from net investment income	(.18)	(.15)	(.16)	(.13)	(.13)
Distributions from net realized gain	(.76)	(.55)	(.05)	(.16)	(.08)
Total distributions	(.94)	(.69) G	(.21)	(.29)	(.20) F
Net asset value, end of period	$ 11.13	$ 11.30	$ 10.44	$ 9.65	$ 9.97
Total ReturnA	7.10%	15.20%	10.55%	.02%	17.17%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.62%	1.35%	1.81%	1.57%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 303,017	$ 282,594	$ 202,208	$ 126,497	$ 62,785
Portfolio turnover rate C	30%	47%	28%	12%	36%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.078 per share.

G Total distributions of $.69 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.546 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.8	6.0
Fidelity Advisor Series Equity-Income Fund	11.7	11.8
Fidelity Advisor Series Growth & Income Fund	8.0	8.1
Fidelity Advisor Series Growth Opportunities Fund	5.4	5.4
Fidelity Advisor Series Opportunistic Insights Fund	5.4	5.5
Fidelity Advisor Series Small Cap Fund	3.3	3.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.8
Fidelity Series 100 Index Fund	3.5	3.6
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.8	7.9
Fidelity Series Commodity Strategy Fund	0.9	1.0
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	4.0	3.8
	65.7	66.2
International Equity Funds
Fidelity Series Emerging Markets Fund	7.6	6.6
Fidelity Series International Growth Fund	9.0	8.9
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	8.9
	27.5	26.4
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.3	4.4
Fidelity Series Investment Grade Bond Fund	0.6	0.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.5	6.5
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.4	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.9	0.6
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	0.3
	1.3	0.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.7%
International Equity Funds	27.5%
Bond Funds	5.5%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds**	66.2%
International Equity Funds	26.4%
Bond Funds	6.5%
Short-Term Funds	0.9%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.7%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	1,284,129	$ 14,086,899
Fidelity Advisor Series Equity-Income Fund (c)	2,220,341	28,153,918
Fidelity Advisor Series Growth & Income Fund (c)	1,423,974	19,351,812
Fidelity Advisor Series Growth Opportunities Fund (c)	1,109,935	13,063,931
Fidelity Advisor Series Opportunistic Insights Fund (c)	831,796	12,959,379
Fidelity Advisor Series Small Cap Fund (c)	683,592	7,957,011
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	1,428,107	18,793,883
Fidelity Series 100 Index Fund (c)	632,360	8,404,068
Fidelity Series 1000 Value Index Fund (c)	275,137	3,081,539
Fidelity Series All-Sector Equity Fund (c)	1,319,920	18,690,062
Fidelity Series Commodity Strategy Fund (a)(c)	363,303	2,223,414
Fidelity Series Real Estate Equity Fund (c)	127,754	1,917,589
Fidelity Series Small Cap Opportunities Fund (c)	706,097	9,666,462
TOTAL DOMESTIC EQUITY FUNDS (Cost $146,086,566)		158,349,967
International Equity Funds - 27.5%

Fidelity Series Emerging Markets Fund (c)	1,072,068	18,225,158
Fidelity Series International Growth Fund (c)	1,513,739	21,782,706
Fidelity Series International Small Cap Fund (c)	311,005	4,935,643
Fidelity Series International Value Fund (c)	2,119,576	21,471,305
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $63,988,956)		66,414,812
Bond Funds - 5.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	153,999	$ 1,495,331
Fidelity Series Floating Rate High Income Fund (c)	121,852	1,195,373
Fidelity Series High Income Fund (c)	798,372	7,824,042
Fidelity Series Investment Grade Bond Fund (c)	130,004	1,504,146
Fidelity Series Real Estate Income Fund (c)	101,590	1,148,985
TOTAL BOND FUNDS (Cost $13,504,507)		13,167,877
Short-Term Funds - 1.3%

Fidelity Advisor Series Short-Term Credit Fund (c)	94,028	941,223
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	2,216,677	2,216,677
TOTAL SHORT-TERM FUNDS (Cost $3,156,960)		3,157,900
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $226,736,989)	241,090,556
NET OTHER ASSETS (LIABILITIES) - 0.0%	(40,275)
NET ASSETS - 100%	$ 241,050,281
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 14,828,808	$ 1,867,703	$ 7,100	$ 14,086,899
Fidelity Advisor Equity Growth Fund Institutional Class	8,880,395	1,034,860	10,100,451	-	-
Fidelity Advisor Series Equity-Income Fund	17,895,119	14,898,608	4,695,959	468,076	28,153,918
Fidelity Advisor Series Growth & Income Fund	13,265,158	9,302,127	3,755,841	257,979	19,351,812
Fidelity Advisor Series Growth Opportunities Fund	8,026,517	4,692,254	686,987	15,682	13,063,931
Fidelity Advisor Series Opportunistic Insights Fund	7,732,493	6,249,457	2,137,115	-	12,959,379
Fidelity Advisor Series Short-Term Credit Fund	-	940,283	-	-	941,223
Fidelity Advisor Series Small Cap Fund	4,851,837	3,792,753	1,361,076	11,428	7,957,011
Fidelity Advisor Series Stock Selector Large Cap Value Fund	11,851,287	9,911,309	3,372,370	222,683	18,793,883
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	1,077,522	1,078,803	3,726	-
Fidelity Institutional Money Market Portfolio Institutional Class	-	2,744,386	527,709	1,177	2,216,677
Fidelity Series 100 Index Fund	5,006,785	4,354,907	1,474,500	146,863	8,404,068
Fidelity Series 1000 Value Index Fund	2,029,502	1,556,808	600,840	57,676	3,081,539
Fidelity Series All-Sector Equity Fund	11,151,907	10,814,351	3,158,726	150,708	18,690,062
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 1,467,193	$ 1,960,239	$ 604,724	$ -	$ 2,223,414
Fidelity Series Emerging Markets Debt Fund	1,074,301	710,095	232,731	67,061	1,495,331
Fidelity Series Emerging Markets Fund	8,827,477	11,302,466	1,523,565	118,349	18,225,158
Fidelity Series Floating Rate High Income Fund	16,117	1,444,531	206,170	29,471	1,195,373
Fidelity Series High Income Fund	10,425,524	3,588,493	5,525,221	477,013	7,824,042
Fidelity Series International Growth Fund	14,898,127	10,074,785	3,631,690	235,496	21,782,706
Fidelity Series International Small Cap Fund	3,562,259	2,184,931	779,256	35,944	4,935,643
Fidelity Series International Value Fund	15,006,060	10,986,925	2,994,599	719,145	21,471,305
Fidelity Series Investment Grade Bond Fund	3,475,861	2,663,893	4,690,769	57,670	1,504,146
Fidelity Series Real Estate Equity Fund	1,611,534	1,082,540	1,052,250	30,427	1,917,589
Fidelity Series Real Estate Income Fund	423,596	866,003	138,141	47,586	1,148,985
Fidelity Series Small Cap Opportunities Fund	5,878,390	4,946,732	1,403,463	25,424	9,666,462
Total	$ 157,357,439	$ 138,010,066	$ 57,600,659	$ 3,186,684	$ 241,090,556
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $226,736,989) - See accompanying schedule		$ 241,090,556
Receivable for investments sold		310,512
Receivable for fund shares sold		668,979
Dividends receivable		756
Total assets		242,070,803

Liabilities
Payable for investments purchased	$ 67,209
Payable for fund shares redeemed	912,253
Distribution and service plan fees payable	41,060
Total liabilities		1,020,522

Net Assets		$ 241,050,281
Net Assets consist of:
Paid in capital		$ 222,754,762
Undistributed net investment income		87,297
Accumulated undistributed net realized gain (loss) on investments		3,854,655
Net unrealized appreciation (depreciation) on investments		14,353,567
Net Assets		$ 241,050,281

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($115,666,357 ÷ 9,707,382 shares)		$ 11.92

Maximum offering price per share (100/94.25 of $11.92)		$ 12.65
Class T: Net Asset Value and redemption price per share ($33,435,843 ÷ 2,813,656 shares)		$ 11.88

Maximum offering price per share (100/96.50 of $11.88)		$ 12.31
Class C: Net Asset Value and offering price per share ($4,179,541 ÷ 351,687 shares)A		$ 11.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($87,768,540 ÷ 7,341,106 shares)		$ 11.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 3,186,684

Expenses
Distribution and service plan fees	$ 400,474
Independent trustees' compensation	802
Total expenses before reductions	401,276
Expense reductions	(802)	400,474
Net investment income (loss)		2,786,210
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,547,883
Capital gain distributions from underlying funds	7,006,060
Total net realized gain (loss)		8,553,943
Change in net unrealized appreciation (depreciation) on underlying funds		1,775,819
Net gain (loss)		10,329,762
Net increase (decrease) in net assets resulting from operations		$ 13,115,972

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2055 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,786,210	$ 1,218,961
Net realized gain (loss)	8,553,943	4,749,422
Change in net unrealized appreciation (depreciation)	1,775,819	9,384,388
Net increase (decrease) in net assets resulting from operations	13,115,972	15,352,771
Distributions to shareholders from net investment income	(2,793,897)	(1,169,063)
Distributions to shareholders from net realized gain	(6,764,718)	(3,355,879)
Total distributions	(9,558,615)	(4,524,942)
Share transactions - net increase (decrease)	80,161,628	87,257,338
Total increase (decrease) in net assets	83,718,985	98,085,167

Net Assets
Beginning of period	157,331,296	59,246,129
End of period (including undistributed net investment income of $87,297 and undistributed net investment income of $94,984, respectively)	$ 241,050,281	$ 157,331,296

Financial Highlights - Class A

Years ended March 31,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 10.56	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.16	.12	.18	.11
Net realized and unrealized gain (loss)	.62	1.49	.83	(.11)
Total from investment operations	.78	1.61	1.01	-
Distributions from net investment income	(.15)	(.11)	(.13)	(.11)
Distributions from net realized gain	(.42)	(.36)	(.07)	(.15)
Total distributions	(.57)	(.46) J	(.20)	(.25) I
Net asset value, end of period	$ 11.92	$ 11.71	$ 10.56	$ 9.75
Total ReturnB, C, D	6.85%	15.45%	10.51%	.29%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.39%	1.11%	1.82%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,666	$ 81,217	$ 32,476	$ 2,655
Portfolio turnover rate F	29%	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.146 per share.

J Total distributions of $.46 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.355 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 10.55	$ 9.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.10	.16	.09
Net realized and unrealized gain (loss)	.62	1.47	.82	(.10)
Total from investment operations	.75	1.57	.98	(.01)
Distributions from net investment income	(.13)	(.09)	(.11)	(.09)
Distributions from net realized gain	(.42)	(.36)	(.07)	(.15)
Total distributions	(.55)	(.44) I	(.18)	(.24)
Net asset value, end of period	$ 11.88	$ 11.68	$ 10.55	$ 9.75
Total ReturnB, C, D	6.55%	15.07%	10.24%	.12%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.14%	.86%	1.57%	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,436	$ 19,134	$ 7,239	$ 1,444
Portfolio turnover rate F	29%	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.355 per share.

Financial Highlights - Class C

Years ended March 31,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 10.57	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.04	.10	.05
Net realized and unrealized gain (loss)	.61	1.47	.83	(.10)
Total from investment operations	.69	1.51	.93	(.05)
Distributions from net investment income	(.09)	(.05)	(.03)	(.06)
Distributions from net realized gain	(.41)	(.35)	(.07)	(.15)
Total distributions	(.50)	(.39) I	(.10)	(.21)
Net asset value, end of period	$ 11.88	$ 11.69	$ 10.57	$ 9.74
Total ReturnB, C, D	6.01%	14.46%	9.69%	(.27)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.65%	.36%	1.07%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,180	$ 2,491	$ 1,094	$ 1,127
Portfolio turnover rate F	29%	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the Underlying Funds.

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

I Total distributions of $.39 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.345 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,	2015	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 10.59	$ 9.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.15	.21	.13
Net realized and unrealized gain (loss)	.63	1.48	.83	(.11)
Total from investment operations	.82	1.63	1.04	.02
Distributions from net investment income	(.18)	(.13)	(.14)	(.12)
Distributions from net realized gain	(.42)	(.36)	(.07)	(.15)
Total distributions	(.60)	(.48) J	(.21)	(.26) I
Net asset value, end of period	$ 11.96	$ 11.74	$ 10.59	$ 9.76
Total ReturnB, C	7.15%	15.61%	10.84%	.51%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%	.00%	.00%	.00%A
Net investment income (loss)	1.64%	1.36%	2.07%	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,769	$ 54,490	$ 18,438	$ 2,503
Portfolio turnover rate E	29%	43%	29%	18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F Amount represents less than .01%

G For the period June 1, 2011 (commencement of operations) to March 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.146 per share.

J Total distributions of $.48 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.355 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2060 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Series Equity Growth Fund	5.8	6.0
Fidelity Advisor Series Equity-Income Fund	11.7	11.8
Fidelity Advisor Series Growth & Income Fund	8.1	8.2
Fidelity Advisor Series Growth Opportunities Fund	5.3	5.5
Fidelity Advisor Series Opportunistic Insights Fund	5.4	5.4
Fidelity Advisor Series Small Cap Fund	3.3	3.2
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7.8	7.8
Fidelity Series 100 Index Fund	3.5	3.6
Fidelity Series 1000 Value Index Fund	1.3	1.3
Fidelity Series All-Sector Equity Fund	7.8	7.8
Fidelity Series Commodity Strategy Fund	0.8	1.0
Fidelity Series Real Estate Equity Fund	0.8	0.8
Fidelity Series Small Cap Opportunities Fund	4.0	3.7
	65.6	66.1
International Equity Funds
Fidelity Series Emerging Markets Fund	7.7	6.5
Fidelity Series International Growth Fund	9.0	9.1
Fidelity Series International Small Cap Fund	2.0	2.0
Fidelity Series International Value Fund	8.9	9.2
	27.6	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund	0.6	0.6
Fidelity Series Floating Rate High Income Fund	0.5	0.5
Fidelity Series High Income Fund	3.4	4.3
Fidelity Series Investment Grade Bond Fund	0.5	0.5
Fidelity Series Real Estate Income Fund	0.5	0.5
	5.5	6.4
Short-Term Funds
Fidelity Advisor Series Short-Term Credit Fund	0.4	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.9	0.5
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0	0.2
	1.3	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.6%
International Equity Funds	27.6%
Bond Funds	5.5%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds**	66.1%
International Equity Funds	26.8%
Bond Funds	6.4%
Short-Term Funds	0.7%

**Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Fidelity Advisor Freedom 2060 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	32,226	$ 353,521
Fidelity Advisor Series Equity-Income Fund (c)	55,779	707,283
Fidelity Advisor Series Growth & Income Fund (c)	35,885	487,676
Fidelity Advisor Series Growth Opportunities Fund (c)	27,051	318,390
Fidelity Advisor Series Opportunistic Insights Fund (c)	20,931	326,097
Fidelity Advisor Series Small Cap Fund (c)	17,223	200,479
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	35,938	472,950
Fidelity Series 100 Index Fund (c)	15,883	211,084
Fidelity Series 1000 Value Index Fund (c)	7,003	78,435
Fidelity Series All-Sector Equity Fund (c)	33,244	470,740
Fidelity Series Commodity Strategy Fund (a)(c)	7,801	47,745
Fidelity Series Real Estate Equity Fund (c)	3,252	48,806
Fidelity Series Small Cap Opportunities Fund (c)	17,809	243,810
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,932,762)		3,967,016
International Equity Funds - 27.6%

Fidelity Series Emerging Markets Fund (c)	27,391	465,641
Fidelity Series International Growth Fund (c)	37,885	545,165
Fidelity Series International Small Cap Fund (c)	7,876	124,995
Fidelity Series International Value Fund (c)	53,059	537,491
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,667,115)		1,673,292
Bond Funds - 5.5%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	3,696	$ 35,884
Fidelity Series Floating Rate High Income Fund (c)	3,004	29,473
Fidelity Series High Income Fund (c)	20,872	204,550
Fidelity Series Investment Grade Bond Fund (c)	2,888	33,417
Fidelity Series Real Estate Income Fund (c)	2,586	29,252
TOTAL BOND FUNDS (Cost $341,780)		332,576
Short-Term Funds - 1.3%

Fidelity Advisor Series Short-Term Credit Fund (c)	2,299	23,018
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(c)	56,252	56,252
TOTAL SHORT-TERM FUNDS (Cost $79,247)		79,270
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,020,904)		6,052,154
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,192)
NET ASSETS - 100%		$ 6,049,962
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 421,369	$ 84,566	$ 167	$ 353,521
Fidelity Advisor Series Equity-Income Fund	-	881,420	158,887	4,058	707,283
Fidelity Advisor Series Growth & Income Fund	-	593,275	108,769	2,030	487,676
Fidelity Advisor Series Growth Opportunities Fund	-	305,802	-	380	318,390
Fidelity Advisor Series Opportunistic Insights Fund	-	392,078	77,957	-	326,097
Fidelity Advisor Series Short-Term Credit Fund	-	22,995	-	-	23,018
Fidelity Advisor Series Small Cap Fund	-	233,208	45,485	277	200,479
Fidelity Advisor Series Stock Selector Large Cap Value Fund	-	586,896	101,983	5,334	472,950
Fidelity Advisor Short Fixed-Income Fund Institutional Class	-	29,034	29,040	76	-
Fidelity Institutional Money Market Portfolio Institutional Class	-	71,033	14,780	24	56,252
Fidelity Series 100 Index Fund	-	255,581	46,514	3,500	211,084
Fidelity Series 1000 Value Index Fund	-	95,736	16,852	1,359	78,435
Fidelity Series All-Sector Equity Fund	-	601,293	108,853	3,541	470,740
Fidelity Series Commodity Strategy Fund	-	65,168	9,074	-	47,745
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Debt Fund	$ -	$ 41,456	$ 4,207	$ 731	$ 35,884
Fidelity Series Emerging Markets Fund	-	540,658	66,648	2,621	465,641
Fidelity Series Floating Rate High Income Fund	-	35,413	4,786	492	29,473
Fidelity Series High Income Fund	-	265,254	51,521	4,686	204,550
Fidelity Series International Growth Fund	-	614,585	87,055	5,844	545,165
Fidelity Series International Small Cap Fund	-	137,907	18,764	914	124,995
Fidelity Series International Value Fund	-	636,955	82,333	17,902	537,491
Fidelity Series Investment Grade Bond Fund	-	59,118	26,005	307	33,417
Fidelity Series Real Estate Equity Fund	-	58,838	13,740	380	48,806
Fidelity Series Real Estate Income Fund	-	33,417	4,344	695	29,252
Fidelity Series Small Cap Opportunities Fund	-	275,638	50,901	431	243,810
Total	$ -	$ 7,254,127	$ 1,213,064	$ 55,749	$ 6,052,154
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2060 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015
Assets
Investment in securities, at value (cost $6,020,904) - See accompanying schedule		$ 6,052,154
Receivable for investments sold		8,123
Receivable for fund shares sold		16,426
Dividends receivable		18
Total assets		6,076,721

Liabilities
Payable for investments purchased	$ 12,671
Payable for fund shares redeemed	11,726
Distribution and service plan fees payable	2,362
Total liabilities		26,759

Net Assets		$ 6,049,962
Net Assets consist of:
Paid in capital		$ 5,930,114
Accumulated undistributed net realized gain (loss) on investments		88,598
Net unrealized appreciation (depreciation) on investments		31,250
Net Assets		$ 6,049,962
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,267,255 ÷ 219,243 shares)		$ 10.34

Maximum offering price per share (100/94.25 of $10.34)		$ 10.97
Class T: Net Asset Value and redemption price per share ($2,062,152 ÷ 199,630 shares)		$ 10.33

Maximum offering price per share (100/96.50 of $10.33)		$ 10.70
Class C: Net Asset Value and offering price per share ($1,321,978 ÷ 128,270 shares)A		$ 10.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($398,577 ÷ 38,496 shares)		$ 10.35

Statement of Operations

	For the period August 5, 2014 (commencement of operations) to March 31, 2015
Investment Income
Income distributions from underlying funds		$ 55,749

Expenses
Distribution and service plan fees	$ 12,886
Independent trustees' compensation	7
Total expenses before reductions	12,893
Expense reductions	(7)	12,886
Net investment income (loss)		42,863
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(20,161)
Capital gain distributions from underlying funds	150,622
Total net realized gain (loss)		130,461
Change in net unrealized appreciation (depreciation) on underlying funds		31,250
Net gain (loss)		161,711
Net increase (decrease) in net assets resulting from operations		$ 204,574

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period August 5, 2014 (commencement of operations) to March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,863
Net realized gain (loss)	130,461
Change in net unrealized appreciation (depreciation)	31,250
Net increase (decrease) in net assets resulting from operations	204,574
Distributions to shareholders from net investment income	(45,136)
Distributions to shareholders from net realized gain	(39,590)
Total distributions	(84,726)
Share transactions - net increase (decrease)	5,930,114
Total increase (decrease) in net assets	6,049,962

Net Assets
Beginning of period	-
End of period	$ 6,049,962

Financial Highlights - Class A

Year ended March 31,	2015F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15
Net realized and unrealized gain (loss)	.37
Total from investment operations	.52
Distributions from net investment income	(.10)
Distributions from net realized gain	(.08)
Total distributions	(.18)
Net asset value, end of period	$ 10.34
Total ReturnB, C	5.24%
Ratios to Average Net Assets E, G
Expenses before reductions	.25%A
Expenses net of fee waivers, if any	.25%A
Expenses net of all reductions	.25%A
Net investment income (loss)	2.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,267
Portfolio turnover rate E	47%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period August 5, 2014 (commencement of operations) to March 31, 2015.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Year ended March 31,	2015F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13
Net realized and unrealized gain (loss)	.38
Total from investment operations	.51
Distributions from net investment income	(.09)
Distributions from net realized gain	(.08)
Total distributions	(.18)H
Net asset value, end of period	$ 10.33
Total ReturnB, C	5.07%
Ratios to Average Net Assets E, G
Expenses before reductions	.51%A, I
Expenses net of fee waivers, if any	.51%A, I
Expenses net of all reductions	.51%A, I
Net investment income (loss)	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,062
Portfolio turnover rate E	47%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period August 5, 2014 (commencement of operations) to March 31, 2015.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.18 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.081 per share.

I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

Financial Highlights - Class C

Year ended March 31,	2015F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10
Net realized and unrealized gain (loss)	.38
Total from investment operations	.48
Distributions from net investment income	(.08)
Distributions from net realized gain	(.08)
Total distributions	(.17)H
Net asset value, end of period	$ 10.31
Total ReturnB, C	4.77%
Ratios to Average Net Assets E, G
Expenses before reductions	1.02%A, I
Expenses net of fee waivers, if any	1.02%A, I
Expenses net of all reductions	1.02%A, I
Net investment income (loss)	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,322
Portfolio turnover rate E	47%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period August 5, 2014 (commencement of operations) to March 31, 2015.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.081 per share.

I On certain classes, the size and fluctuation of net assets may cause rounding of expense amounts and ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended March 31,	2015E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.17
Net realized and unrealized gain (loss)	.37
Total from investment operations	.54
Distributions from net investment income	(.10)
Distributions from net realized gain	(.08)
Total distributions	(.19)G
Net asset value, end of period	$ 10.35
Total ReturnB	5.38%
Ratios to Average Net Assets D, F
Expenses before reductions	.00%A
Expenses net of fee waivers, if any	.00%A
Expenses net of all reductions	.00%A
Net investment income (loss)	2.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 399
Portfolio turnover rate D	47%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period August 5, 2014 (commencement of operations) to March 31, 2015.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2015

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Advisor Freedom Income	$ 256,918,900	$ 17,925,806	$ (1,997,295)	$ 15,928,511
Advisor Freedom 2005	243,927,372	23,591,039	(1,874,702)	21,716,337
Advisor Freedom 2010	661,325,763	76,806,050	(5,067,159)	71,738,891
Advisor Freedom 2015	1,493,341,109	199,202,764	(11,031,723)	188,171,041
Advisor Freedom 2020	2,839,338,417	365,809,678	(23,009,791)	342,799,887
Advisor Freedom 2025	2,824,373,192	401,372,789	(22,057,464)	379,315,325
Advisor Freedom 2030	2,776,241,790	429,512,967	(23,299,968)	406,212,999
Advisor Freedom 2035	2,069,135,336	342,134,306	(17,111,157)	325,023,149
Advisor Freedom 2040	1,956,060,112	324,697,869	(15,953,512)	308,744,357
Advisor Freedom 2045	1,049,086,851	163,306,507	(8,984,934)	154,321,573
Advisor Freedom 2050	757,947,435	121,715,705	(6,337,027)	115,378,678
Advisor Freedom 2055	227,567,845	16,314,475	(2,791,764)	13,522,711
Advisor Freedom 2060	6,043,442	112,119	(103,407)	8,712

The Fidelity Advisor Freedom 2015 intends to elect to defer to its next fiscal year $842,093 of capital losses recognized during the period November 1, 2014 to March 31, 2015.

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$ 418,325	$ 2,599,034	$ 15,928,511
Advisor Freedom 2005	758,655	3,591,934	21,716,337
Advisor Freedom 2010	1,644,135	12,706,363	71,738,891
Advisor Freedom 2015	3,430,939	29,524,629	188,171,041
Advisor Freedom 2020	7,643,976	52,100,647	342,799,887
Advisor Freedom 2025	7,832,254	56,682,673	379,315,325
Advisor Freedom 2030	5,205,051	65,823,690	406,212,999
Advisor Freedom 2035	3,172,873	51,123,967	325,023,149
Advisor Freedom 2040	3,013,314	50,455,145	308,744,357
Advisor Freedom 2045	1,780,605	24,769,751	154,321,573
Advisor Freedom 2050	1,282,899	17,871,620	115,378,678
Advisor Freedom 2055	380,386	4,392,420	13,522,711
Advisor Freedom 2060	10,920	100,216	8,712

The tax character of distributions paid was as follows:

March 31, 2015
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 5,470,111	$ 7,442,028	$ 12,912,139
Advisor Freedom 2005	6,611,171	7,578,428	14,189,599
Advisor Freedom 2010	19,801,971	29,512,311	49,314,282
Advisor Freedom 2015	46,624,076	69,170,198	115,794,274
Advisor Freedom 2020	83,865,023	120,541,435	204,406,458

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2015
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom 2025	$ 84,676,094	$ 125,116,175	$ 209,792,269
Advisor Freedom 2030	82,492,360	118,670,544	201,162,904
Advisor Freedom 2035	59,971,742	98,523,932	158,495,674
Advisor Freedom 2040	57,193,107	90,378,203	147,571,310
Advisor Freedom 2045	29,577,173	61,465,138	91,042,311
Advisor Freedom 2050	21,604,802	45,601,888	67,206,690
Advisor Freedom 2055	5,114,063	4,444,552	9,558,615
Advisor Freedom 2060	83,260	1,466	84,726
March 31, 2014
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 5,477,302	$ 5,822,554	$ 11,299,856
Advisor Freedom 2005	6,110,862	4,640,048	10,750,910
Advisor Freedom 2010	20,888,700	17,590,764	38,479,464
Advisor Freedom 2015	46,628,978	50,615,076	97,244,054
Advisor Freedom 2020	83,459,191	92,532,796	179,991,987
Advisor Freedom 2025	83,535,739	107,472,852	191,008,591
Advisor Freedom 2030	90,111,149	98,991,029	189,102,178
Advisor Freedom 2035	67,580,156	91,022,780	158,602,936
Advisor Freedom 2040	63,483,756	87,121,446	150,605,202
Advisor Freedom 2045	29,992,159	32,086,750	62,078,909
Advisor Freedom 2050	21,768,582	24,118,299	45,886,881
Advisor Freedom 2055	3,373,590	1,151,352	4,524,942

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares and in-kind transactions are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	104,702,843	125,011,310
Advisor Freedom 2005	80,747,820	113,450,237
Advisor Freedom 2010	171,091,776	310,047,906
Advisor Freedom 2015	369,778,661	607,707,606
Advisor Freedom 2020	683,693,194	948,387,215
Advisor Freedom 2025	741,605,478	848,102,471
Advisor Freedom 2030	771,651,404	887,737,975
Advisor Freedom 2035	587,526,766	625,337,689
Advisor Freedom 2040	545,142,174	616,117,448
Advisor Freedom 2045	351,415,310	311,907,766
Advisor Freedom 2050	281,738,678	249,887,676
Advisor Freedom 2055	138,010,066	57,600,659
Advisor Freedom 2060	7,254,127	1,213,064

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, compensation of the independent Trustees and certain other expenses such as interest

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Other Transactions - continued

expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Advisor Freedom Income
Class A	-%	.25%	$ 336,385	$ 9,745
Class T	.25%	.25%	245,322	353
Class B	.75%	.25%	14,407	10,813
Class C	.75%	.25%	156,123	18,806
			$ 752,237	$ 39,717
Advisor Freedom 2005
Class A	-%	.25%	$ 434,859	$ 25,831
Class T	.25%	.25%	142,608	284
Class B	.75%	.25%	8,116	6,087
Class C	.75%	.25%	79,968	4,954
			$ 665,551	$ 37,156
Advisor Freedom 2010
Class A	-%	.25%	$ 1,171,937	$ 67,490
Class T	.25%	.25%	566,059	5,681
Class B	.75%	.25%	31,660	23,770
Class C	.75%	.25%	359,509	26,358
			$ 2,129,165	$ 123,299
Advisor Freedom 2015
Class A	-%	.25%	$ 2,561,613	$ 131,550
Class T	.25%	.25%	1,083,698	6,293
Class B	.75%	.25%	99,304	74,488
Class C	.75%	.25%	737,945	74,840
			$ 4,482,560	$ 287,171
Advisor Freedom 2020
Class A	-%	.25%	$ 4,617,431	$ 231,516
Class T	.25%	.25%	2,230,897	13,654
Class B	.75%	.25%	198,001	148,501
Class C	.75%	.25%	1,137,129	122,901
			$ 8,183,458	$ 516,572
Advisor Freedom 2025
Class A	-%	.25%	$ 4,693,643	$ 269,629
Class T	.25%	.25%	1,971,654	9,759
Class B	.75%	.25%	145,077	108,865
Class C	.75%	.25%	932,640	110,863
			$ 7,743,014	$ 499,116
Advisor Freedom 2030
Class A	-%	.25%	$ 4,357,740	$ 236,803
Class T	.25%	.25%	2,208,881	9,169
Class B	.75%	.25%	176,316	132,286
Class C	.75%	.25%	902,779	104,479
			$ 7,645,716	$ 482,737
Advisor Freedom 2035
Class A	-%	.25%	$ 3,313,757	$ 202,897
Class T	.25%	.25%	1,437,733	6,401
Class B	.75%	.25%	119,609	89,863
Class C	.75%	.25%	545,303	67,105
			$ 5,416,402	$ 366,266

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Advisor Freedom 2040
Class A	-%	.25%	$ 2,962,198	$ 158,932
Class T	.25%	.25%	1,639,163	14,407
Class B	.75%	.25%	150,379	112,883
Class C	.75%	.25%	752,431	80,875
			$ 5,504,171	$ 367,097
Advisor Freedom 2045
Class A	-%	.25%	$ 1,536,969	$ 99,891
Class T	.25%	.25%	697,535	3,842
Class B	.75%	.25%	31,000	23,261
Class C	.75%	.25%	205,749	41,773
			$ 2,471,253	$ 168,767
Advisor Freedom 2050
Class A	-%	.25%	$ 1,011,730	$ 47,860
Class T	.25%	.25%	597,048	3,245
Class B	.75%	.25%	41,852	31,389
Class C	.75%	.25%	226,984	37,005
			$ 1,877,614	$ 119,499
Advisor Freedom 2055
Class A	-%	.25%	$ 240,696	$ 13,912
Class T	.25%	.25%	126,928	1,103
Class C	.75%	.25%	32,850	12,837
			$ 400,474	$ 27,852
Advisor Freedom 2060
Class A	-%	.25%	$ 1,461	$ 1,461
Class T	.25%	.25%	4,370	4,370
Class C	.75%	.25%	7,055	7,055
			$ 12,886	$ 12,886

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Advisor Freedom Income
Class A	$ 6,607
Class T	3,505
Class B*	3,278
Class C*	2,031
$ 15,421
Advisor Freedom 2005
Class A	$ 2,538
Class T	995
Class B*	365
Class C*	914
$ 4,812
Advisor Freedom 2010
Class A	$ 9,580
Class T	3,967
Class B*	2,726
Class C*	2,363
$ 18,636

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Retained by FDC
Advisor Freedom 2015
Class A	$ 28,765
Class T	9,497
Class B*	6,585
Class C*	5,807
$ 50,654
Advisor Freedom 2020
Class A	$ 70,953
Class T	32,768
Class B*	9,196
Class C*	12,366
$ 125,283
Advisor Freedom 2025
Class A	$ 81,796
Class T	44,467
Class B*	5,329
Class C*	9,237
$ 140,829
Advisor Freedom 2030
Class A	$ 96,202
Class T	43,064
Class B*	8,697
Class C*	9,759
$ 157,722
Advisor Freedom 2035
Class A	$ 74,945
Class T	40,033
Class B*	7,120
Class C*	7,396
$ 129,494
Advisor Freedom 2040
Class A	$ 82,512
Class T	39,941
Class B*	6,265
Class C*	8,727
$ 137,445
Advisor Freedom 2045
Class A	$ 47,811
Class T	24,053
Class B*	1,951
Class C*	6,327
$ 80,142
Advisor Freedom 2050
Class A	$ 40,937
Class T	15,061
Class B*	3,663
Class C*	4,647
$ 64,308
Advisor Freedom 2055
Class A	$ 19,700
Class T	11,299
Class C*	1,173
$ 32,172

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Retained by FDC
Advisor Freedom 2060
Class A	$ 539
Class T	160
Class C*	2,913
$ 3,612

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Advisor Short Fixed-Income Fund Institutional Class and Fidelity Advisor Equity Growth Fund Institutional Class, ("selected Underlying Funds") for investments and non-taxable exchanges of those investments for shares of Fidelity Advisor Series Short-Term Credit Fund and Fidelity Advisor Series Equity Growth Fund which are affiliated investment companies managed by FMR. Realized gains and losses on the redemptions of the selected Underlying Funds in connection with the reallocation are included in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Details of these transactions with the related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments reallocated	Realized Gain (Loss) on redemptions of selected Underlying Funds
Advisor Freedom Income	$ 23,644,120	$ 2,749,930
Advisor Freedom 2005	18,883,440	3,648,469
Advisor Freedom 2010	45,305,167	11,701,324
Advisor Freedom 2015	89,580,730	30,898,769
Advisor Freedom 2020	166,718,742	63,557,287
Advisor Freedom 2025	187,291,290	68,255,120
Advisor Freedom 2030	190,873,135	74,096,709
Advisor Freedom 2035	150,924,060	58,201,957
Advisor Freedom 2040	147,511,077	54,287,774
Advisor Freedom 2045	74,590,780	27,920,390
Advisor Freedom 2050	54,209,749	20,613,273
Advisor Freedom 2055	10,517,568	2,240,615
Advisor Freedom 2060	22,994	11

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Advisor Freedom Income
Class A	.25%	$ 586
Class T	.50%	214
Class B	1.00%	6
Class C	1.00%	68
Institutional Class	.00%	326
Advisor Freedom 2005
Class A	.25%	759
Class T	.50%	125
Class B	1.00%	4
Class C	1.00%	35
Institutional Class	.00%	304

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement
Advisor Freedom 2010
Class A	.25%	$ 2,060
Class T	.50%	498
Class B	1.00%	14
Class C	1.00%	158
Institutional Class	.00%	745
Advisor Freedom 2015
Class A	.25%	4,483
Class T	.50%	948
Class B	1.00%	43
Class C	1.00%	323
Institutional Class	.00%	1,940
Advisor Freedom 2020
Class A	.25%	8,035
Class T	.50%	1,940
Class B	1.00%	86
Class C	1.00%	495
Institutional Class	.00%	3,658
Advisor Freedom 2025
Class A	.25%	8,129
Class T	.50%	1,708
Class B	1.00%	62
Class C	1.00%	404
Institutional Class	.00%	3,582
Advisor Freedom 2030
Class A	.25%	7,550
Class T	.50%	1,913
Class B	1.00%	76
Class C	1.00%	391
Institutional Class	.00%	3,846
Advisor Freedom 2035
Class A	.25%	5,728
Class T	.50%	1,242
Class B	1.00%	52
Class C	1.00%	236
Institutional Class	.00%	2,960
Advisor Freedom 2040
Class A	.25%	5,128
Class T	.50%	1,419
Class B	1.00%	65
Class C	1.00%	326
Institutional Class	.00%	2,833
Advisor Freedom 2045
Class A	.25%	2,644
Class T	.50%	600
Class B	1.00%	13
Class C	1.00%	88
Institutional Class	.00%	1,615
Advisor Freedom 2050
Class A	.25%	1,739
Class T	.50%	513
Class B	1.00%	18
Class C	1.00%	98
Institutional Class	.00%	1,217

Annual Report

5. Expense Reductions - continued

	Expense Limitations	Reimbursement
Advisor Freedom 2055
Class A	.25%	$ 399
Class T	.50%	105
Class C	1.00%	14
Institutional Class	.00%	284

FMR voluntarily agreed to reimburse certain operating expenses of Advisor Freedom 2060 in the amount of $7. Some expenses, for example interest expense, are excluded from this reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2015	2014
Advisor Freedom Income
From net investment income
Class A	$ 2,006,074	$ 1,766,405
Class T	610,551	429,308
Class B	10,867	5,610
Class C	120,553	53,835
Institutional Class	1,291,837	983,323
Total	$ 4,039,882	$ 3,238,481
From net realized gain
Class A	$ 4,377,554	$ 4,306,389
Class T	1,580,033	1,357,064
Class B	48,599	51,287
Class C	507,683	416,779
Institutional Class	2,358,388	1,929,856
Total	$ 8,872,257	$ 8,061,375
Advisor Freedom 2005
From net investment income
Class A	$ 2,703,708	$ 1,934,390
Class T	364,687	244,035
Class B	5,181	3,650
Class C	65,460	32,429
Institutional Class	1,286,785	835,850
Total	$ 4,425,821	$ 3,050,354
From net realized gain
Class A	$ 6,021,448	$ 4,953,300
Class T	979,095	765,045
Class B	29,661	29,817
Class C	288,876	234,996
Institutional Class	2,444,698	1,717,398
Total	$ 9,763,778	$ 7,700,556

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended March 31,	2015	2014
Advisor Freedom 2010
From net investment income
Class A	$ 7,526,871	$ 5,617,013
Class T	1,541,263	1,081,956
Class B	22,518	11,082
Class C	328,872	138,094
Institutional Class	3,154,793	2,663,216
Total	$ 12,574,317	$ 9,511,361
From net realized gain
Class A	$ 21,724,587	$ 16,966,458
Class T	5,280,109	4,171,832
Class B	148,899	159,058
Class C	1,691,065	1,212,875
Institutional Class	7,895,305	6,457,880
Total	$ 36,739,965	$ 28,968,103
Advisor Freedom 2015
From net investment income
Class A	$ 16,472,036	$ 12,813,208
Class T	3,019,840	2,012,565
Class B	67,393	47,108
Class C	657,182	333,834
Institutional Class	8,235,434	6,573,771
Total	$ 28,451,885	$ 21,780,486
From net realized gain
Class A	$ 50,483,414	$ 44,722,592
Class T	10,845,327	8,884,016
Class B	494,619	568,951
Class C	3,671,376	2,861,846
Institutional Class	21,847,653	18,426,163
Total	$ 87,342,389	$ 75,463,568
Advisor Freedom 2020
From net investment income
Class A	$ 29,563,833	$ 22,719,462
Class T	6,239,241	4,214,567
Class B	142,694	101,181
Class C	1,028,825	534,801
Institutional Class	15,728,192	11,465,857
Total	$ 52,702,785	$ 39,035,868
From net realized gain
Class A	$ 85,524,060	$ 80,113,960
Class T	20,889,781	18,426,540
Class B	918,360	1,172,886
Class C	5,335,699	4,359,115
Institutional Class	39,035,773	32,883,618
Total	$ 151,703,673	$ 136,956,119

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2015	2014
Advisor Freedom 2025
From net investment income
Class A	$ 29,627,711	$ 22,477,566
Class T	5,418,579	3,528,131
Class B	101,520	84,463
Class C	888,259	457,022
Institutional Class	15,118,302	11,073,746
Total	$ 51,154,371	$ 37,620,928
From net realized gain
Class A	$ 92,842,798	$ 93,759,806
Class T	19,605,381	17,601,291
Class B	713,467	1,050,076
Class C	4,752,036	4,011,074
Institutional Class	40,724,216	36,965,416
Total	$ 158,637,898	$ 153,387,663
Advisor Freedom 2030
From net investment income
Class A	$ 24,784,369	$ 22,820,261
Class T	5,372,386	4,478,364
Class B	112,725	122,601
Class C	766,016	511,433
Institutional Class	15,114,759	12,079,384
Total	$ 46,150,255	$ 40,012,043
From net realized gain
Class A	$ 84,610,105	$ 86,607,833
Class T	21,708,833	20,188,786
Class B	815,088	1,192,790
Class C	4,413,727	3,878,775
Institutional Class	43,464,896	37,221,951
Total	$ 155,012,649	$ 149,090,135
Advisor Freedom 2035
From net investment income
Class A	$ 18,356,639	$ 15,154,993
Class T	3,426,264	2,367,982
Class B	76,279	70,000
Class C	462,007	268,078
Institutional Class	11,208,570	8,554,224
Total	$ 33,529,759	$ 26,415,277
From net realized gain
Class A	$ 69,919,414	$ 78,751,944
Class T	15,386,135	14,374,167
Class B	616,495	1,007,862
Class C	2,908,220	2,858,485
Institutional Class	36,135,651	35,195,201
Total	$ 124,965,915	$ 132,187,659

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended March 31,	2015	2014
Advisor Freedom 2040
From net investment income
Class A	$ 16,039,742	$ 13,352,673
Class T	3,721,379	2,834,561
Class B	93,560	78,732
Class C	614,961	342,692
Institutional Class	10,655,035	7,969,592
Total	$ 31,124,677	$ 24,578,250
From net realized gain
Class A	$ 60,990,886	$ 69,904,502
Class T	16,937,286	18,244,340
Class B	750,193	1,302,421
Class C	3,891,999	3,941,198
Institutional Class	33,876,269	32,634,491
Total	$ 116,446,633	$ 126,026,952
Advisor Freedom 2045
From net investment income
Class A	$ 8,514,719	$ 6,527,056
Class T	1,660,433	1,043,078
Class B	19,801	16,381
Class C	177,170	85,939
Institutional Class	6,221,904	4,405,855
Total	$ 16,594,027	$ 12,078,309
From net realized gain
Class A	$ 39,621,319	$ 28,311,703
Class T	8,954,687	5,432,484
Class B	200,706	177,930
Class C	1,321,278	768,912
Institutional Class	24,350,294	15,309,571
Total	$ 74,448,284	$ 50,000,600
Advisor Freedom 2050
From net investment income
Class A	$ 5,557,324	$ 4,293,626
Class T	1,344,442	948,674
Class B	24,678	22,749
Class C	190,766	101,098
Institutional Class	4,774,757	3,243,280
Total	$ 11,891,967	$ 8,609,427
From net realized gain
Class A	$ 26,749,886	$ 19,244,490
Class T	7,872,988	5,189,025
Class B	283,231	268,767
Class C	1,498,275	927,947
Institutional Class	18,910,343	11,647,225
Total	$ 55,314,723	$ 37,277,454

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2015	2014
Advisor Freedom 2055
From net investment income
Class A	$ 1,321,494	$ 616,684
Class T	294,628	116,529
Class C	27,965	8,049
Institutional Class	1,149,810	427,801
Total	$ 2,793,897	$ 1,169,063
From net realized gain
Class A	$ 3,349,879	$ 1,825,764
Class T	868,138	413,891
Class C	111,785	51,905
Institutional Class	2,434,916	1,064,319
Total	$ 6,764,718	$ 3,355,879
Advisor Freedom 2060 A
From net investment income
Class A	$ 11,467	$ -
Class T	18,274	-
Class C	13,832	-
Institutional Class	1,563	-
Total	$ 45,136	$ -
From net realized gain
Class A	$ 9,288	$ -
Class T	15,747	-
Class C	13,338	-
Institutional Class	1,217	-
Total	$ 39,590	$ -

A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended March 31,	2015	2014	2015	2014
Advisor Freedom Income
Class A
Shares sold	3,619,565	4,084,387	$ 40,149,983	$ 45,396,706
Reinvestment of distributions	573,085	539,600	6,318,078	5,992,117
Shares redeemed	(6,125,575)	(7,206,233)	(68,054,068)	(80,024,311)
Net increase (decrease)	(1,932,925)	(2,582,246)	$ (21,586,007)	$ (28,635,488)
Class T
Shares sold	3,210,409	2,344,429	$ 35,732,869	$ 26,072,453
Reinvestment of distributions	195,001	157,567	2,147,017	1,748,382
Shares redeemed	(3,823,004)	(2,562,031)	(42,530,178)	(28,429,859)
Net increase (decrease)	(417,594)	(60,035)	$ (4,650,292)	$ (609,024)
Class B
Shares sold	845	2,503	$ 9,345	$ 27,616
Reinvestment of distributions	5,113	4,670	56,268	51,823
Shares redeemed	(52,610)	(61,802)	(582,710)	(686,727)
Net increase (decrease)	(46,652)	(54,629)	$ (517,097)	$ (607,288)
Class C
Shares sold	298,092	255,147	$ 3,300,083	$ 2,828,803
Reinvestment of distributions	48,916	35,486	537,670	393,433
Shares redeemed	(326,468)	(367,267)	(3,617,162)	(4,069,265)
Net increase (decrease)	20,540	(76,634)	$ 220,591	$ (847,029)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2015	2014	2015	2014
Advisor Freedom Income
Class C
Institutional Class
Shares sold	3,917,263	2,849,137	$ 43,534,812	$ 31,746,378
Reinvestment of distributions	329,859	261,319	3,644,531	2,907,972
Shares redeemed	(3,156,053)	(3,644,830)	(35,160,767)	(40,617,188)
Net increase (decrease)	1,091,069	(534,374)	$ 12,018,576	$ (5,962,838)
Advisor Freedom 2005
Class A
Shares sold	4,029,427	4,655,166	$ 49,037,462	$ 55,830,174
Reinvestment of distributions	711,971	562,432	8,520,994	6,741,672
Shares redeemed	(6,727,836)	(7,016,437)	(81,765,937)	(84,207,322)
Net increase (decrease)	(1,986,438)	(1,798,839)	$ (24,207,481)	$ (21,635,476)
Class T
Shares sold	812,920	1,406,394	$ 9,849,130	$ 16,873,346
Reinvestment of distributions	110,375	82,906	1,320,665	993,902
Shares redeemed	(963,824)	(1,232,550)	(11,702,681)	(14,759,346)
Net increase (decrease)	(40,529)	256,750	$ (532,886)	$ 3,107,902
Class B
Shares sold	868	14,599	$ 10,408	$ 174,760
Reinvestment of distributions	2,891	2,727	34,770	32,819
Shares redeemed	(39,292)	(27,943)	(478,412)	(335,271)
Net increase (decrease)	(35,533)	(10,617)	$ (433,234)	$ (127,692)
Class C
Shares sold	95,287	187,567	$ 1,159,886	$ 2,241,261
Reinvestment of distributions	27,436	20,209	328,067	242,068
Shares redeemed	(242,635)	(157,344)	(2,934,030)	(1,891,449)
Net increase (decrease)	(119,912)	50,432	$ (1,446,077)	$ 591,880
Institutional Class
Shares sold	2,850,847	2,751,622	$ 34,887,950	$ 33,153,579
Reinvestment of distributions	309,121	209,954	3,721,031	2,529,659
Shares redeemed	(3,224,819)	(3,334,415)	(39,378,256)	(40,249,329)
Net increase (decrease)	(64,851)	(372,839)	$ (769,275)	$ (4,566,091)
Advisor Freedom 2010
Class A
Shares sold	7,458,412	10,336,177	$ 95,728,339	$ 130,803,213
Reinvestment of distributions	2,299,500	1,764,561	28,960,392	22,358,331
Shares redeemed	(14,788,608)	(16,430,945)	(190,101,552)	(208,087,550)
Net increase (decrease)	(5,030,696)	(4,330,207)	$ (65,412,821)	$ (54,926,006)
Class T
Shares sold	1,964,902	3,281,268	$ 25,117,047	$ 41,296,464
Reinvestment of distributions	539,059	410,639	6,770,716	5,188,315
Shares redeemed	(3,843,392)	(4,197,400)	(49,109,062)	(52,884,945)
Net increase (decrease)	(1,339,431)	(505,493)	$ (17,221,299)	$ (6,400,166)
Class B
Shares sold	1,368	4,359	$ 17,636	$ 54,665
Reinvestment of distributions	13,014	12,614	164,488	159,920
Shares redeemed	(136,169)	(231,730)	(1,745,537)	(2,924,345)
Net increase (decrease)	(121,787)	(214,757)	$ (1,563,413)	$ (2,709,760)
Class C
Shares sold	350,615	447,126	$ 4,459,425	$ 5,605,749
Reinvestment of distributions	151,938	98,158	1,899,118	1,234,594
Shares redeemed	(600,179)	(794,639)	(7,643,233)	(9,965,133)
Net increase (decrease)	(97,626)	(249,355)	$ (1,284,690)	$ (3,124,790)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2015	2014	2015	2014
Advisor Freedom 2010
Institutional Class
Shares sold	3,829,649	6,363,961	$ 49,401,753	$ 80,690,745
Reinvestment of distributions	873,680	717,236	11,047,113	9,117,775
Shares redeemed	(7,085,943)	(8,035,471)	(91,437,717)	(102,232,872)
Net increase (decrease)	(2,382,614)	(954,274)	$ (30,988,851)	$ (12,424,352)
Advisor Freedom 2015
Class A
Shares sold	15,703,625	22,489,270	$ 200,635,316	$ 283,126,217
Reinvestment of distributions	5,276,601	4,519,282	66,227,275	56,944,636
Shares redeemed	(29,257,493)	(37,248,204)	(374,362,704)	(469,301,306)
Net increase (decrease)	(8,277,267)	(10,239,652)	$ (107,500,113)	$ (129,230,453)
Class T
Shares sold	4,656,344	6,303,601	$ 59,429,618	$ 79,104,026
Reinvestment of distributions	1,085,954	847,786	13,619,082	10,675,072
Shares redeemed	(6,939,733)	(7,736,690)	(88,491,090)	(97,285,238)
Net increase (decrease)	(1,197,435)	(585,303)	$ (15,442,390)	$ (7,506,140)
Class B
Shares sold	7,064	34,014	$ 89,570	$ 427,275
Reinvestment of distributions	41,814	45,663	525,609	574,653
Shares redeemed	(402,437)	(526,603)	(5,132,341)	(6,609,199)
Net increase (decrease)	(353,559)	(446,926)	$ (4,517,162)	$ (5,607,271)
Class C
Shares sold	869,731	1,198,350	$ 10,972,058	$ 14,962,978
Reinvestment of distributions	326,736	236,720	4,076,902	2,966,039
Shares redeemed	(1,349,480)	(1,330,512)	(17,100,266)	(16,641,623)
Net increase (decrease)	(153,013)	104,558	$ (2,051,306)	$ 1,287,394
Institutional Class
Shares sold	9,458,107	15,218,153	$ 122,001,029	$ 192,651,271
Reinvestment of distributions	2,368,220	1,957,749	29,937,068	24,850,867
Shares redeemed	(16,294,520)	(16,707,286)	(210,299,155)	(211,582,062)
Net increase (decrease)	(4,468,193)	468,616	$ (58,361,058)	$ 5,920,076
Advisor Freedom 2020
Class A
Shares sold	29,864,265	37,875,371	$ 403,260,707	$ 499,708,170
Reinvestment of distributions	8,578,581	7,715,244	113,813,379	101,833,461
Shares redeemed	(47,421,612)	(53,499,262)	(641,713,463)	(706,085,629)
Net increase (decrease)	(8,978,766)	(7,908,647)	$ (124,639,377)	$ (104,543,998)
Class T
Shares sold	8,913,845	11,814,695	$ 120,539,986	$ 155,626,547
Reinvestment of distributions	2,011,893	1,686,654	26,710,290	22,276,384
Shares redeemed	(12,539,322)	(12,049,762)	(169,109,400)	(159,248,035)
Net increase (decrease)	(1,613,584)	1,451,587	$ (21,859,124)	$ 18,654,896
Class B
Shares sold	14,255	30,377	$ 191,115	$ 402,320
Reinvestment of distributions	75,323	90,003	1,002,110	1,186,806
Shares redeemed	(677,580)	(879,412)	(9,156,161)	(11,576,323)
Net increase (decrease)	(588,002)	(759,032)	$ (7,962,936)	$ (9,987,197)
Class C
Shares sold	1,424,074	1,846,934	$ 19,098,957	$ 24,173,360
Reinvestment of distributions	457,393	344,681	6,035,886	4,527,030
Shares redeemed	(1,864,464)	(1,682,149)	(25,007,693)	(22,026,418)
Net increase (decrease)	17,003	509,466	$ 127,150	$ 6,673,972
Institutional Class
Shares sold	19,064,129	24,830,823	$ 259,660,409	$ 329,988,794
Reinvestment of distributions	4,091,068	3,330,002	54,641,482	44,259,859
Shares redeemed	(25,591,315)	(23,073,768)	(348,936,742)	(307,011,358)
Net increase (decrease)	(2,436,118)	5,087,057	$ (34,634,851)	$ 67,237,295

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2015	2014	2015	2014
Advisor Freedom 2025
Class A
Shares sold	30,824,980	42,336,074	$ 410,567,593	$ 544,836,932
Reinvestment of distributions	9,283,529	8,980,977	121,333,464	115,368,644
Shares redeemed	(43,364,361)	(50,182,999)	(578,296,228)	(647,564,921)
Net increase (decrease)	(3,255,852)	1,134,052	$ (46,395,171)	$ 12,640,655
Class T
Shares sold	9,163,444	11,279,406	$ 122,230,291	$ 145,595,680
Reinvestment of distributions	1,881,621	1,611,890	24,642,081	20,769,490
Shares redeemed	(9,564,325)	(9,292,943)	(127,497,057)	(120,291,981)
Net increase (decrease)	1,480,740	3,598,353	$ 19,375,315	$ 46,073,189
Class B
Shares sold	7,639	18,435	$ 101,154	$ 237,832
Reinvestment of distributions	60,528	83,763	789,486	1,068,884
Shares redeemed	(552,494)	(590,150)	(7,322,415)	(7,554,066)
Net increase (decrease)	(484,327)	(487,952)	$ (6,431,775)	$ (6,247,350)
Class C
Shares sold	1,409,479	1,737,317	$ 18,560,432	$ 22,105,326
Reinvestment of distributions	416,558	332,872	5,389,721	4,237,083
Shares redeemed	(1,358,528)	(1,198,006)	(17,840,628)	(15,248,728)
Net increase (decrease)	467,509	872,183	$ 6,109,525	$ 11,093,681
Institutional Class
Shares sold	20,210,452	25,761,490	$ 271,300,137	$ 334,359,446
Reinvestment of distributions	4,229,465	3,699,489	55,687,560	47,917,135
Shares redeemed	(24,668,738)	(20,040,038)	(331,872,377)	(260,861,013)
Net increase (decrease)	(228,821)	9,420,941	$ (4,884,680)	$ 121,415,568
Advisor Freedom 2030
Class A
Shares sold	29,982,308	35,163,430	$ 425,108,614	$ 479,754,505
Reinvestment of distributions	7,745,575	7,936,793	107,962,607	108,270,707
Shares redeemed	(42,806,590)	(48,268,332)	(608,979,063)	(659,744,933)
Net increase (decrease)	(5,078,707)	(5,168,109)	$ (75,907,842)	$ (71,719,721)
Class T
Shares sold	9,534,874	11,453,954	$ 135,029,239	$ 155,598,895
Reinvestment of distributions	1,924,391	1,780,942	26,745,337	24,245,358
Shares redeemed	(11,484,782)	(10,098,141)	(162,090,418)	(137,447,373)
Net increase (decrease)	(25,517)	3,136,755	$ (315,842)	$ 42,396,880
Class B
Shares sold	14,168	19,423	$ 199,886	$ 262,817
Reinvestment of distributions	63,454	91,135	882,312	1,235,310
Shares redeemed	(602,929)	(640,819)	(8,525,390)	(8,680,850)
Net increase (decrease)	(525,307)	(530,261)	$ (7,443,192)	$ (7,182,723)
Class C
Shares sold	1,181,717	1,567,826	$ 16,583,425	$ 21,161,811
Reinvestment of distributions	359,063	306,706	4,954,340	4,146,937
Shares redeemed	(1,295,488)	(1,293,656)	(18,186,108)	(17,444,366)
Net increase (decrease)	245,292	580,876	$ 3,351,657	$ 7,864,382
Institutional Class
Shares sold	20,433,390	25,486,532	$ 291,589,869	$ 349,828,449
Reinvestment of distributions	4,181,177	3,591,064	58,538,306	49,271,553
Shares redeemed	(23,026,293)	(19,352,622)	(329,226,948)	(265,575,217)
Net increase (decrease)	1,588,274	9,724,974	$ 20,901,227	$ 133,524,785

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2015	2014	2015	2014
Advisor Freedom 2035
Class A
Shares sold	24,992,674	30,839,841	$ 339,358,729	$ 401,061,956
Reinvestment of distributions	6,554,589	7,206,612	87,286,625	93,096,733
Shares redeemed	(33,903,950)	(37,264,321)	(460,733,346)	(486,151,077)
Net increase (decrease)	(2,356,687)	782,132	$ (34,087,992)	$ 8,007,612
Class T
Shares sold	7,857,411	9,103,150	$ 106,015,264	$ 117,542,744
Reinvestment of distributions	1,398,752	1,282,500	18,528,616	16,509,548
Shares redeemed	(7,140,022)	(6,972,585)	(96,375,027)	(90,278,682)
Net increase (decrease)	2,116,141	3,413,065	$ 28,168,853	$ 43,773,610
Class B
Shares sold	10,477	17,251	$ 139,695	$ 221,872
Reinvestment of distributions	50,768	80,993	668,753	1,030,251
Shares redeemed	(425,647)	(437,598)	(5,695,614)	(5,620,878)
Net increase (decrease)	(364,402)	(339,354)	$ (4,887,166)	$ (4,368,755)
Class C
Shares sold	944,423	1,025,354	$ 12,603,241	$ 13,080,890
Reinvestment of distributions	248,458	235,491	3,258,885	2,998,763
Shares redeemed	(847,126)	(822,478)	(11,264,242)	(10,571,839)
Net increase (decrease)	345,755	438,367	$ 4,597,884	$ 5,507,814
Institutional Class
Shares sold	17,297,096	22,169,723	$ 235,983,229	$ 290,282,504
Reinvestment of distributions	3,527,717	3,355,907	47,224,750	43,645,383
Shares redeemed	(19,577,302)	(17,193,773)	(267,699,540)	(225,081,173)
Net increase (decrease)	1,247,511	8,331,857	$ 15,508,439	$ 108,846,714
Advisor Freedom 2040
Class A
Shares sold	22,027,517	26,414,040	$ 320,537,063	$ 366,925,342
Reinvestment of distributions	5,330,622	5,965,581	76,146,062	82,476,062
Shares redeemed	(30,109,992)	(33,301,232)	(439,085,157)	(464,565,679)
Net increase (decrease)	(2,751,853)	(921,611)	$ (42,402,032)	$ (15,164,275)
Class T
Shares sold	6,835,952	8,535,793	$ 99,246,602	$ 118,572,330
Reinvestment of distributions	1,432,514	1,506,248	20,419,843	20,796,167
Shares redeemed	(8,826,745)	(7,718,886)	(127,925,824)	(107,319,576)
Net increase (decrease)	(558,279)	2,323,155	$ (8,259,379)	$ 32,048,921
Class B
Shares sold	4,956	9,646	$ 70,676	$ 131,453
Reinvestment of distributions	57,179	96,072	810,225	1,308,927
Shares redeemed	(525,971)	(650,407)	(7,572,893)	(8,923,151)
Net increase (decrease)	(463,836)	(544,689)	$ (6,691,992)	$ (7,482,771)
Class C
Shares sold	864,597	1,054,739	$ 12,395,253	$ 14,462,997
Reinvestment of distributions	311,569	300,354	4,388,231	4,094,533
Shares redeemed	(821,736)	(985,080)	(11,744,285)	(13,520,722)
Net increase (decrease)	354,430	370,013	$ 5,039,199	$ 5,036,808
Institutional Class
Shares sold	16,770,945	19,251,431	$ 245,351,678	$ 269,819,548
Reinvestment of distributions	3,101,175	2,915,076	44,515,713	40,584,686
Shares redeemed	(18,212,781)	(13,782,709)	(266,820,365)	(193,585,140)
Net increase (decrease)	1,659,339	8,383,798	$ 23,047,026	$ 116,819,094

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2015	2014	2015	2014
Advisor Freedom 2045
Class A
Shares sold	18,712,185	21,813,137	$ 209,776,882	$ 237,123,868
Reinvestment of distributions	4,333,542	3,161,418	47,625,624	34,584,656
Shares redeemed	(21,282,383)	(21,252,864)	(238,779,567)	(231,331,936)
Net increase (decrease)	1,763,344	3,721,691	$ 18,622,939	$ 40,376,588
Class T
Shares sold	5,949,650	5,854,847	$ 66,258,387	$ 63,282,990
Reinvestment of distributions	965,903	592,260	10,566,973	6,461,727
Shares redeemed	(4,486,660)	(3,953,073)	(50,101,529)	(42,870,592)
Net increase (decrease)	2,428,893	2,494,034	$ 26,723,831	$ 26,874,125
Class B
Shares sold	95	8,016	$ 1,034	$ 88,545
Reinvestment of distributions	19,875	17,385	217,266	188,888
Shares redeemed	(100,368)	(59,379)	(1,115,970)	(641,697)
Net increase (decrease)	(80,398)	(33,978)	$ (897,670)	$ (364,264)
Class C
Shares sold	649,460	622,113	$ 7,186,677	$ 6,663,065
Reinvestment of distributions	137,157	78,062	1,490,900	846,436
Shares redeemed	(394,015)	(345,364)	(4,355,267)	(3,720,315)
Net increase (decrease)	392,602	354,811	$ 4,322,310	$ 3,789,186
Institutional Class
Shares sold	14,432,835	16,898,017	$ 162,533,382	$ 184,576,521
Reinvestment of distributions	2,768,950	1,791,522	30,569,205	19,712,009
Shares redeemed	(14,785,258)	(11,037,062)	(166,549,587)	(120,937,301)
Net increase (decrease)	2,416,527	7,652,477	$ 26,553,000	$ 83,351,229
Advisor Freedom 2050
Class A
Shares sold	14,360,668	15,559,859	$ 159,733,346	$ 168,186,336
Reinvestment of distributions	2,922,124	2,139,053	31,851,156	23,255,133
Shares redeemed	(15,493,944)	(15,927,070)	(172,543,245)	(172,752,977)
Net increase (decrease)	1,788,848	1,771,842	$ 19,041,257	$ 18,688,492
Class T
Shares sold	4,705,234	4,952,273	$ 52,106,997	$ 53,263,754
Reinvestment of distributions	843,643	563,429	9,170,398	6,111,429
Shares redeemed	(4,329,214)	(3,823,850)	(48,154,235)	(41,331,820)
Net increase (decrease)	1,219,663	1,691,852	$ 13,123,160	$ 18,043,363
Class B
Shares sold	1,165	6,070	$ 12,668	$ 62,698
Reinvestment of distributions	27,836	26,115	301,488	281,437
Shares redeemed	(170,683)	(116,795)	(1,884,202)	(1,260,526)
Net increase (decrease)	(141,682)	(84,610)	$ (1,570,046)	$ (916,391)
Class C
Shares sold	590,407	576,662	$ 6,495,242	$ 6,162,264
Reinvestment of distributions	152,987	92,687	1,653,786	1,001,088
Shares redeemed	(394,204)	(337,180)	(4,335,558)	(3,617,246)
Net increase (decrease)	349,190	332,169	$ 3,813,470	$ 3,546,106
Institutional Class
Shares sold	12,679,506	13,460,852	$ 141,962,167	$ 146,409,293
Reinvestment of distributions	2,160,845	1,361,462	23,682,865	14,889,948
Shares redeemed	(12,616,627)	(9,180,695)	(140,923,985)	(100,348,531)
Net increase (decrease)	2,223,724	5,641,619	$ 24,721,047	$ 60,950,710

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2015	2014	2015	2014
Advisor Freedom 2055
Class A
Shares sold	6,723,201	6,413,613	$ 79,527,486	$ 71,666,130
Reinvestment of distributions	394,037	212,805	4,607,113	2,422,593
Shares redeemed	(4,347,743)	(2,762,885)	(51,516,521)	(31,087,783)
Net increase (decrease)	2,769,495	3,863,533	$ 32,618,078	$ 43,000,940
Class T
Shares sold	1,951,946	1,441,153	$ 23,016,119	$ 16,075,315
Reinvestment of distributions	99,561	46,640	1,162,259	530,234
Shares redeemed	(875,910)	(535,943)	(10,366,468)	(6,022,756)
Net increase (decrease)	1,175,597	951,850	$ 13,811,910	$ 10,582,793
Class C
Shares sold	172,714	139,814	$ 2,031,536	$ 1,564,294
Reinvestment of distributions	11,853	5,264	138,488	59,878
Shares redeemed	(45,944)	(35,519)	(542,625)	(399,907)
Net increase (decrease)	138,623	109,559	$ 1,627,399	$ 1,224,265
Institutional Class
Shares sold	5,543,049	4,049,210	$ 65,771,171	$ 45,422,502
Reinvestment of distributions	305,695	130,689	3,584,726	1,492,120
Shares redeemed	(3,148,817)	(1,280,405)	(37,251,656)	(14,465,282)
Net increase (decrease)	2,699,927	2,899,494	$ 32,104,241	$ 32,449,340
Advisor Freedom 2060 A
Class A
Shares sold	262,981	-	$ 2,694,816	$ -
Reinvestment of distributions	2,037	-	20,755	-
Shares redeemed	(45,775)	-	(469,354)	-
Net increase (decrease)	219,243	-	$ 2,246,217	$ -
Class T
Shares sold	213,565	-	$ 2,151,006	$ -
Reinvestment of distributions	3,339	-	34,197	-
Shares redeemed	(17,274)	-	(175,609)	-
Net increase (decrease)	199,630	-	$ 2,009,594	$ -
Class C
Shares sold	201,608	-	$ 2,029,734	$ -
Reinvestment of distributions	2,669	-	27,171	-
Shares redeemed	(76,007)	-	(775,966)	-
Net increase (decrease)	128,270	-	$ 1,280,939	$ -
Institutional Class
Shares sold	44,829	-	$ 459,604	$ -
Reinvestment of distributions	273	-	2,780	-
Shares redeemed	(6,606)	-	(69,020)	-
Net increase (decrease)	38,496	-	$ 393,364	$ -

A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

8. Other - continued

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

	Fidelity Advisor Freedom Income Fund	Fidelity Advisor Freedom 2010 Fund	Fidelity Advisor Freedom 2015 Fund	Fidelity Advisor Freedom 2020 Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund
Fidelity Advisor Series Equity-Income Fund	-	-	-	13%	15%	18%	15%	14%
Fidelity Advisor Series Growth & Income Fund	-	-	-	13%	15%	18%	15%	14%
Fidelity Advisor Series Opportunistic Insights Fund	-	-	-	13%	15%	18%	15%	14%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	-	-	-	14%	16%	18%	15%	14%
Fidelity Advisor Series Small Cap Fund	-	-	-	13%	15%	18%	15%	14%
Fidelity Advisor Series Growth Opportunities Fund	-	-	-	14%	16%	18%	14%	14%
Fidelity Advisor Series Equity Growth Fund	-	-	-	13%	15%	18%	15%	14%
Fidelity Advisor Series Short-Term Credit Fund	11%	11%	13%	17%	15%	-	-	-

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

% of shares held
Fidelity Advisor Series Equity-Income Fund	100%
Fidelity Advisor Series Growth & Income Fund	100%
Fidelity Advisor Series Opportunistic Insights Fund	100%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	100%
Fidelity Advisor Series Small Cap Fund	100%
Fidelity Advisor Series Growth Opportunities Fund	100%
Fidelity Advisor Series Equity Growth Fund	100%
Fidelity Advisor Series Short-Term Credit Fund	100%

In addition, at the end of the period certain otherwise unaffiliated shareholders were owners of record of more than 50% of the outstanding shares of the following Fund:

	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Advisor Freedom 2060 Fund	1	54%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the Funds) each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2015, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund as of March 31, 2015, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 20, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Advisor Freedom® Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Advisor Freedom® Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Advisor Freedom Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Advisor Freedom Fund's performance. If the interests of a Fidelity Advisor Freedom Fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Member of the Advisory Board fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Advisor Freedom Funds® to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers, the Trustees, and Member of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 217 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and other Boards oversee Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC (diversified financial services company) or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR (investment adviser firm), and President of Fidelity Research & Analysis Company (investment adviser firm, 2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company (investment adviser firm), Vice President of FMR Co., Inc. (investment adviser firm, 2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund
Institutional Class	05/11/15	05/08/15	$0.000	$0.111
Fidelity Advisor Freedom 2005 Fund
Institutional Class	05/11/15	05/08/15	$0.040	$0.169
Fidelity Advisor Freedom 2010 Fund
Institutional Class	05/11/15	05/08/15	$0.036	$0.229
Fidelity Advisor Freedom 2015 Fund
Institutional Class	05/11/15	05/08/15	$0.036	$0.225
Fidelity Advisor Freedom 2020 Fund
Institutional Class	05/11/15	05/08/15	$0.033	$0.231
Fidelity Advisor Freedom 2025 Fund
Institutional Class	05/11/15	05/08/15	$0.026	$0.249
Fidelity Advisor Freedom 2030 Fund
Institutional Class	05/11/15	05/08/15	$0.017	$0.311
Fidelity Advisor Freedom 2035 Fund
Institutional Class	05/11/15	05/08/15	$0.011	$0.303
Fidelity Advisor Freedom 2040 Fund
Institutional Class	05/11/15	05/08/15	$0.011	$0.345
Fidelity Advisor Freedom 2045 Fund
Institutional Class	05/11/15	05/08/15	$0.009	$0.245
Fidelity Advisor Freedom 2050 Fund
Institutional Class	05/11/15	05/08/15	$0.009	$0.241
Fidelity Advisor Freedom 2055 Fund
Institutional Class	05/11/15	05/08/15	$0.009	$0.228
Fidelity Advisor Freedom 2060 Fund
Institutional Class	05/11/15	05/08/15	$0.000	$0.172

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Freedom Income Fund	$5,531,644
Fidelity Advisor Freedom 2005 Fund	$7,391,466
Fidelity Advisor Freedom 2010 Fund	$29,075,907
Fidelity Advisor Freedom 2015 Fund	$66,136,445
Fidelity Advisor Freedom 2020 Fund	$122,768,876
Fidelity Advisor Freedom 2025 Fund	$133,733,556
Fidelity Advisor Freedom 2030 Fund	$149,103,020
Fidelity Advisor Freedom 2035 Fund	$117,749,508
Fidelity Advisor Freedom 2040 Fund	$111,711,503
Fidelity Advisor Freedom 2045 Fund	$56,286,514
Fidelity Advisor Freedom 2050 Fund	$40,834,068
Fidelity Advisor Freedom 2055 Fund	$6,818,052
Fidelity Advisor Freedom 2060 Fund	$101,682

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund	6.93%
Fidelity Advisor Freedom 2005 Fund	4.97%
Fidelity Advisor Freedom 2010 Fund	3.94%
Fidelity Advisor Freedom 2015 Fund	3.12%
Fidelity Advisor Freedom 2020 Fund	2.34%
Fidelity Advisor Freedom 2025 Fund	1.41%
Fidelity Advisor Freedom 2030 Fund	0.44%
Fidelity Advisor Freedom 2035 Fund	0.07%
Fidelity Advisor Freedom 2040 Fund	0.07%
Fidelity Advisor Freedom 2045 Fund	0.08%
Fidelity Advisor Freedom 2050 Fund	0.08%
Fidelity Advisor Freedom 2055 Fund	0.08%
Fidelity Advisor Freedom 2060 Fund	0.02%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Institutional Class
Fidelity Advisor Freedom Income Fund
May 2014	6%
June 2014	11%
July 2014	12%
August 2014	12%
September 2014	11%
October 2014	11%
November 2014	12%
December 2014	13%
February 2015	4%
March 2015	4%
Fidelity Advisor Freedom 2005 Fund
May 2014	3%
December 2014	17%
Fidelity Advisor Freedom 2010 Fund
May 2014	4%
December 2014	20%
Fidelity Advisor Freedom 2015 Fund
May 2014	4%
December 2014	23%
Fidelity Advisor Freedom 2020 Fund
May 2014	6%
December 2014	24%
Fidelity Advisor Freedom 2025 Fund
May 2014	6%
December 2014	28%
Fidelity Advisor Freedom 2030 Fund
May 2014	11%
December 2014	30%
Fidelity Advisor Freedom 2035 Fund
May 2014	15%
December 2014	33%
Fidelity Advisor Freedom 2040 Fund
May 2014	13%
December 2014	33%
Fidelity Advisor Freedom 2045 Fund
May 2014	12%
December 2014	33%
Fidelity Advisor Freedom 2050 Fund
May 2014	11%
December 2014	33%
Institutional Class
Fidelity Advisor Freedom 2055 Fund
May 2014	23%
December 2014	32%
Fidelity Advisor Freedom 2060 Fund
December 2014	36%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Institutional Class
Fidelity Advisor Freedom Income Fund
May 2014	11%
June 2014	18%
July 2014	19%
August 2014	19%
September 2014	19%
October 2014	19%
November 2014	20%
December 2014	22%
February 2015	4%
March 2015	4%
Fidelity Advisor Freedom 2005 Fund	4%
May 2014	29%
December 2014
Fidelity Advisor Freedom 2010 Fund	6%
May 2014	33%
December 2014
Fidelity Advisor Freedom 2015 Fund	5%
May 2014	36%
December 2014
Fidelity Advisor Freedom 2020 Fund	7%
May 2014	40%
December 2014
Fidelity Advisor Freedom 2025 Fund	8%
May 2014	44%
December 2014
Fidelity Advisor Freedom 2030 Fund	13%
May 2014	51%
December 2014
Fidelity Advisor Freedom 2035 Fund	23%
May 2014	55%
December 2014
Fidelity Advisor Freedom 2040 Fund	14%
May 2014	55%
December 2014
Fidelity Advisor Freedom 2045 Fund	12%
May 2014	56%
December 2014
Fidelity Advisor Freedom 2050 Fund	12%
May 2014	56%
December 2014
Fidelity Advisor Freedom 2055 Fund	18%
May 2014	55%
December 2014
Fidelity Advisor Freedom 2060 Fund	66%
December 2014

The funds will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

The Bank of New York Mellon

New York, NY

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

JPMorgan Chase Bank

New York, NY

2060

(Fidelity Investment logo)(registered trademark)

AFFI-UANN-0515
1.792135.111

Item 2. Code of Ethics

As of the end of the period, March 31, 2015, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund and Fidelity Advisor Freedom 2060 Fund (the "Funds"):

Services Billed by Deloitte Entities

March 31, 2015 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$20,000	$-	$4,700	$600
Fidelity Advisor Freedom 2005 Fund	$20,000	$-	$4,700	$600
Fidelity Advisor Freedom 2010 Fund	$20,000	$-	$4,700	$600
Fidelity Advisor Freedom 2015 Fund	$20,000	$-	$4,700	$600
Fidelity Advisor Freedom 2020 Fund	$20,000	$-	$4,700	$600
Fidelity Advisor Freedom 2025 Fund	$20,000	$-	$4,700	$600
Fidelity Advisor Freedom 2030 Fund	$20,000	$-	$4,700	$600
Fidelity Advisor Freedom 2035 Fund	$20,000	$-	$4,700	$600
Fidelity Advisor Freedom 2040 Fund	$20,000	$-	$4,700	$600
Fidelity Advisor Freedom 2045 Fund	$21,000	$-	$5,800	$600
Fidelity Advisor Freedom 2050 Fund	$21,000	$-	$5,800	$600
Fidelity Advisor Freedom 2055 Fund	$20,000	$-	$4,700	$600
Fidelity Advisor Freedom 2060 Fund	$15,000	$-	$4,700	$400

March 31, 2014 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$20,000	$-	$4,700	$500
Fidelity Advisor Freedom 2005 Fund	$20,000	$-	$4,700	$500
Fidelity Advisor Freedom 2010 Fund	$20,000	$-	$4,700	$500
Fidelity Advisor Freedom 2015 Fund	$20,000	$-	$4,700	$500
Fidelity Advisor Freedom 2020 Fund	$20,000	$-	$4,700	$500
Fidelity Advisor Freedom 2025 Fund	$20,000	$-	$4,700	$500
Fidelity Advisor Freedom 2030 Fund	$20,000	$-	$4,700	$500
Fidelity Advisor Freedom 2035 Fund	$20,000	$-	$4,700	$500
Fidelity Advisor Freedom 2040 Fund	$20,000	$-	$4,700	$500
Fidelity Advisor Freedom 2045 Fund	$20,000	$-	$5,800	$500
Fidelity Advisor Freedom 2050 Fund	$20,000	$-	$5,800	$500
Fidelity Advisor Freedom 2055 Fund	$20,000	$-	$4,700	$500
Fidelity Advisor Freedom 2060 Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Advisor Freedom 2060 Fund commenced operations on August 5, 2014.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	March 31, 2015A,B	March 31, 2014A,B
Audit-Related Fees	$-	$765,000
Tax Fees	$-	$-
All Other Fees	$220,000	$700,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Advisor Freedom 2060 Fund's commencement operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2015 A,B	March 31, 2014 A,B,C
Deloitte Entities	$1,435,000	$1,570,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Advisor Freedom 2060 Fund's commencement operations.

C Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 29, 2015